                                                               December 31, 2000

                                                                   Annual Report

                                    [LOGO]


ProFunds Mutual Funds
Bull ProFund                    Biotechnology UltraSector ProFund
OTC ProFund                     Energy UltraSector ProFund
UltraBull ProFund               Financial UltraSector ProFund
UltraMid-Cap ProFund            Healthcare UltraSector ProFund
UltraSmall-Cap ProFund          Internet UltraSector ProFund
UltraOTC ProFund                Pharmaceuticals UltraSector ProFund                     [LOGO]
UltraEurope ProFund             Real Estate UltraSector ProFund                        PROFUNDS
UltraJapan ProFund              Semiconductor UltraSector ProFund
Bear ProFund                    Technology UltraSector ProFund
UltraBear ProFund               Telecommunications UltraSector ProFund
UltraShort OTC ProFund          Utilities UltraSector ProFund
Money Market ProFund            Wireless Communications UltraSector ProFund

                               Table of Contents

--------------------------------------------------------------------------------

         Letter to the Shareholders.........................................   1

         Letter from the Investment Advisor.................................   3

         Schedule of Portfolio Investments and Financial Statements

           Bull ProFund.....................................................   5

           OTC ProFund......................................................  15

           UltraBull ProFund................................................  21

           UltraMid-Cap ProFund.............................................  32

           UltraSmall-Cap ProFund...........................................  41

           UltraOTC ProFund.................................................  53

           UltraEurope ProFund..............................................  60

           UltraJapan ProFund...............................................  65

           Bear ProFund.....................................................  70

           UltraBear ProFund................................................  76

           UltraShort OTC ProFund...........................................  82

           Money Market ProFund.............................................  88

           Biotechnology UltraSector ProFund................................  93

           Energy UltraSector ProFund.......................................  98

           Financial UltraSector ProFund.................................... 103

           Healthcare UltraSector ProFund................................... 109

           Internet UltraSector ProFund..................................... 115

           Pharmaceuticals UltraSector ProFund.............................. 120

           Real Estate UltraSector ProFund.................................. 125

           Semiconductor UltraSector ProFund................................ 130

           Technology UltraSector ProFund................................... 135

           Telecommunications UltraSector ProFund........................... 141

           Utilities UltraSector ProFund.................................... 146

           Wireless Communications UltraSector ProFund...................... 151

         Notes to Financial Statements...................................... 156

         Cash Management Portfolio

           Schedule of Portfolio Investments................................ 171

           Statement of Assets and Liabilities.............................. 175

           Statement of Operations.......................................... 175

           Statements of Changes in Net Assets.............................. 176

           Financial Highlights............................................. 177

           Notes to Financial Statements.................................... 178

--------------------------------------------------------------------------------

PROFUNDS

                           Message from the Chairman

Dear Shareholders:

  I am very pleased to present the Annual Report to the Shareholders of ProFunds for the twelve months ended December 31, 2000.

  2000 was a year of continued growth and innovation for ProFunds, despite three quarters of serious decline in certain market segments.

  We rounded out our line-up of opportunities to invest in broad markets and added new investment opportunities in economic sectors.

  Investors continued to take advantage of market conditions by turning to ProFunds that thrive in up markets, ProFunds that thrive in down markets and ProFunds that thrive when any of a wide variety of sectors trend upward.

  It was also a year of continued consistency in performance. In 2000, the ProFunds met their investment objectives with an average statistical correlation of over .98.

  And, needless to say, we continued to be extremely grateful to you, and all our shareholders, for the confidence you have placed in us.

UltraSector ProFunds Launched

  In June, we launched the UltraSector ProFunds. Benchmarked to the Dow Jones U.S. Sector Indexes, each UltraSector ProFund seeks daily investment results of 150% of the performance of its underlying index.

  There are now 21 UltraSector ProFunds available. Ten cover the basic economic sectors, such as Energy, Financial, Technology and Utilities. The other 11 track a selection of industry groups and industries ranging from Biotechnology to Real Estate to Wireless Communications.

  We carefully selected the Dow Jones U.S. Sector Indexes as benchmarks because we consider the Dow Jones indexes to be the purest and most representative sector indexes available to reflect the nature of the economy as it exists today.

Broad Market Selection Broadened Yet Again

  In February, we added small-cap, mid-cap and Japanese index ProFunds. In August, we finished rounding out our broad market line-up with the OTC ProFund, which seeks daily investment results that correspond to the NASDAQ 100(TM) Index.

  The addition of this latest ProFund provides opportunities to seek to either match or double the daily performance of the NASDAQ 100 Index.

Other Developments . . .

  Early in 2001, we undertook a major expansion of our relationship with American Skandia Life Assurance Corporation. Eleven new ProFunds made their debut on the American Skandia platform, including three new broad market index funds and eight new sector index funds.

  Our strategic partnership with American Skandia--a world-class leader in the insurance product industry--enhances our commitment to provide innovative index products that allow investors to respond to changing market conditions.

  We have also added an Account Access & Trading Line--a voice-response system that lets you keep in touch with your ProFunds account virtually any time you choose.

  And we have begun an upgrade of our web site and are about to launch a quarterly newsletter, both of which are intended to provide easily accessible and frequently updated information on the ProFunds.

In Closing . . .

  Finally, in the pages that follow, you'll find a detailed discussion of the performance of the ProFunds over the past year. You will also find a letter from ProFund Advisors LLC, which discusses many of the factors that affected the performance of the various market indexes. We urge you to read this material closely.

  Again, we deeply appreciate your confidence and support. As always, if you have any questions or require any assistance, please don't hesitate to call us at 1-888-PRO-FNDS, or visit www.profunds.com.

Sincerely,

(Logo)
Michael L. Sapir
Chairman

PROFUNDS

                      Message from the Investment Advisor

Dear Shareholders:

  2000 began with the S&P 500(R) and NASDAQ 100(TM) indexes at new highs. By the end of the first quarter they were higher still. Then a decline began that saw the year end with those indexes--and many others--down dramatically.

  As in 1999 the fate of technology issues wrote the story of the market as a whole. 1999 and the first quarter of 2000 saw the companies of the "new economy" lead the markets to record levels. Then the bubble burst, and those same companies led the decline.

  For the year, the NASDAQ 100 was down 36.84%--and was down 50.23% from its March 27 high. The S&P 500 was down 10.14% for the year and 13.56% from its high on March 24. The Russell 2000(R) Index tracked the decline of small-cap companies of 4.20% for the year and 20.22% from its March high.

  The bright spots in the markets were in various sectors and industries and, more broadly, in the mid-cap market, where the S&P Mid-Cap 400 Index ended the year up 16.21%, although still 5.81% below its high.

  The technology sectors were clearly in decline. The Dow Jones U.S. Internet Index was down 66.03%, with indexes tracking telecommunications, wireless communications and semiconductors down 41.04%, 50.62% and 17.92% respectively.

  On the other hand, the Dow Jones Utilities Sector Index was up 50.52%, with Dow indexes up in pharmaceuticals (37.11%), energy (24.24%), financial (24.26%), biotechnology (22.76%) and real estate (19.77%).

  The markets were reacting to a generally weakening economy, the failure of the internet companies to turn growth into profits and previous efforts by the Federal Reserve to counter inflation concerns that had grown during the second half of 1999 and early months of 2000.

  By the time earnings reports were published for the 2nd and 3rd quarters, the trend was clear. While there was no sign of economic collapse, the year ended with a steady drumbeat of unpleasant news.

  All the major manufacturing indicators forecast negative, or at best flat, growth. Consumer confidence was on the wane. Consumer spending was slowing.

  That was when the Fed stepped in with a dramatic reversal of monetary policy. On January 3, 2001, just days after announcing its policy shift, the Fed cut the overnight interest rate by 50 basis points.

  It added another 50-basis point cut just after George W. Bush was sworn in as president. This coupled with a carefully worded endorsement of tax relief by the Fed chairman leaves the economy in a state of some uncertainty, but with the prospect for a resumption of growth as early as the 2nd quarter of the year.

  The markets, while not yet on an upward trend, seem at least for now to have ended what had become a steady decline.

  Many analysts predict upward economic and market trends--with quite modest inflation, despite recent interest rate cuts--and a growing federal budget surplus that will re-ignite the economy through either tax decreases or spending increases.

  A complete line-up of ProFunds, including 11 broad index ProFunds and 21 UltraSector ProFunds will continue to track the indexes that best reflect the state of today's economy and continue to permit intelligent investment as the markets move on the basis of increasingly sound valuations and economic growth.

Sincerely,

[LOGO OF WILLIAM SEALE APPEARS HERE]
Dr. William Seale
Director of Portfolio

                                The Bull ProFund

  The investment objective of the Bull ProFund is to provide daily investment results that correspond to the performance of the S&P 500(R) Index. The index consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. For the year ended December 31, 2000, the Fund's performance has tracked its benchmark with a statistical correlation of over .99. For the twelve months, the Fund (Investor Shares) produced a return of -12.48%*. During the same period, the S&P 500 Index produced a return of -10.14%.

                                    [GRAPH]
Bull-Investor
12/2/97  10,000
12/31/97  9,890
3/31/98  11,210
6/30/98  11,550
9/30/98  10,400
12/31/98 12,518
3/31/99  12,983
6/30/99  13,708
9/30/99  12,721
12/31/99 14,668
3/31/00  14,861
6/30/00  14,172
9/30/00  13,945
12/31/00 12,838

Bull-Service
12/2/97  10,000
12/31/97  9,890
3/31/98  11,190
6/30/98  11,540
9/30/98  10,350
12/31/98 12,430
3/31/99  12,858
6/30/99  13,551
9/30/99  12,546
12/31/99 14,416
3/31/00  14,568
6/30/00  13,875
9/30/00  13,621
12/31/00 12,511

S&P 500

12/2/97  10,000
12/31/97 9,987
3/31/98  11,339
6/30/98  11,669
9/30/98  10,467
12/31/98 12,651
3/31/99  13,239
6/30/99  14,127
9/30/99  13,201
12/31/99 15,121
3/31/00  15,423
6/30/00  14,970
9/30/00  14,784
12/31/00 13,588

Value of a $10,000 Investment


                               Average Annual Total Return
                                     As of 12/31/00
                   -----------------------------------------------
                                                          Since
                                                        Inception
                                 1 Year      3 Year      (12/2/97)
                   -----------------------------------------------
                   Investor       (12.48)%    9.08%       8.44%
                   -----------------------------------------------
                   Service        (13.22)%    8.15%       7.54%

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the Bull ProFund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

 The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                       Schedule of Portfolio Investments
Bull ProFund                                                   December 31, 2000

 Common Stocks (97.3%)
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Abbott Laboratories........................................  3,250 $   157,422
 Adaptec, Inc.*.............................................    220       2,255
 ADC Telecommunications, Inc.*..............................  1,630      29,544
 Adobe Systems, Inc.........................................    520      30,258
 Advanced Micro Devices, Inc.*..............................    620       8,564
 AES Corp.*.................................................    970      53,713
 Aetna, Inc.*...............................................    320      13,140
 AFLAC, Inc. ...............................................    570      41,147
 Agilent Technologies, Inc.*................................    950      52,012
 Air Products & Chemicals, Inc. ............................    500      20,500
 Alberto-Culver Co. ........................................    120       5,138
 Albertson's, Inc. .........................................    900      23,850
 Alcan Aluminium Ltd. ......................................    680      23,248
 Alcoa, Inc. ...............................................  1,790      59,964
 Allegheny Energy, Inc. ....................................    250      12,047
 Allegheny Technologies, Inc. ..............................    170       2,699
 Allergan, Inc. ............................................    280      27,108
 Allied Waste Industries, Inc.*.............................    390       5,679
 Allstate Corp. ............................................  1,540      67,085
 Alltel Corp. ..............................................    670      41,833
 Altera Corp.*..............................................    860      22,629
 Alza Corp.--Class A*.......................................    440      18,700
 Ambac Financial Group, Inc. ...............................    220      12,829
 Amerada Hess Corp. ........................................    190      13,882
 Ameren Corp. ..............................................    290      13,431
 America Online, Inc.*......................................  4,930     171,563
 American Electric Power, Inc. .............................    670      31,155
 American Express Co. ......................................  2,850     156,572
 American General Corp. ....................................    520      42,380
 American Greetings Corp.--Class A..........................    140       1,321
 American Home Products Corp. ..............................  2,780     176,669
 American International Group, Inc. ........................  4,920     484,927
 American Power Conversion Corp.*...........................    400       4,950
 Amgen, Inc.*...............................................  2,190     140,023
 AMR Corp.*.................................................    320      12,540
 AmSouth Bancorporation.....................................    830      12,658
 Anadarko Petroleum Corp. ..................................    510      36,251
 Analog Devices*............................................    740      37,879
 Andrew Corp.*..............................................    180       3,915
 Anheuser-Busch Cos., Inc. .................................  1,910      86,905
 AON Corp. .................................................    540      18,495
 Apache Corp. ..............................................    240      16,815
 Apple Computer, Inc.*......................................    700      10,413
 Applera Corp.--Applied Biosystems Group....................    450      42,328
 Applied Materials, Inc.*...................................  1,710      65,301
 Applied Micro Circuits Corp.*..............................    640      48,030
 Archer-Daniels-Midland Co. ................................  1,369      20,535
 Ashland, Inc. .............................................    160       5,742
 AT&T Corp. ................................................  7,830     135,557
 Autodesk, Inc. ............................................    130       3,502
 Automatic Data Processing, Inc. ...........................  1,320      83,572
 AutoZone, Inc.*............................................    310       8,835
 Avaya, Inc.................................................    599       6,177
 Avery Dennison Corp. ......................................    240      13,170
 Avon Products, Inc. .......................................    510      24,416
 Baker Hughes, Inc. ........................................    710      29,509
 Ball Corp. ................................................     60       2,764
 Bank of America Corp. .....................................  3,400     155,975
 Bank of New York Co., Inc. ................................  1,570      86,644

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Bank One Corp. ............................................  2,450 $    89,731
 Bard (C.R.), Inc. .........................................    110       5,122
 Barrick Gold Corp. ........................................    830      13,595
 Bausch & Lomb, Inc. .......................................    110       4,448
 Baxter International, Inc. ................................    630      55,636
 BB&T Corp. ................................................    840      31,343
 Bear Stearns Cos., Inc. ...................................    250      12,672
 Becton, Dickinson & Co. ...................................    530      18,351
 Bed Bath & Beyond, Inc.*...................................    600      13,425
 BellSouth Corp. ...........................................  3,950     161,703
 Bemis Co., Inc. ...........................................    110       3,692
 Best Buy Co., Inc.*........................................    430      12,712
 Biogen, Inc.*..............................................    340      20,421
 Biomet, Inc. ..............................................    360      14,288
 Black & Decker Corp. ......................................    190       7,458
 Block H & R, Inc. .........................................    210       8,689
 BMC Software, Inc.*........................................    520       7,280
 Boeing Co. ................................................  1,880     124,080
 Boise Cascade Corp. .......................................    120       4,035
 Boston Scientific Corp.*...................................    880      12,045
 Briggs & Stratton Corp. ...................................     50       2,219
 Bristol-Myers Squibb Co. ..................................  4,130     305,362
 Broadcom Corp.--Class A*...................................    500      42,000
 BroadVision, Inc.*.........................................    570       6,733
 Brown-Forman Corp. ........................................    150       9,975
 Brunswick Corp. ...........................................    180       2,959
 Burlington Northern Santa Fe Corp. ........................    890      25,198
 Burlington Resources, Inc. ................................    450      22,725
 Cabletron Systems*.........................................    390       5,874
 Calpine Corp.*.............................................    600      27,038
 Campbell Soup Co. .........................................    910      31,509
 Capital One Financial Corp. ...............................    420      27,641
 Cardinal Health, Inc. .....................................    590      58,779
 Carnival Corp.--Class A....................................  1,310      40,363
 Caterpillar, Inc. .........................................    750      35,484
 Cendant Corp.*.............................................  1,510      14,534
 Centex Corp. ..............................................    130       4,883
 CenturyTel, Inc. ..........................................    300      10,725
 Ceridian Corp.*............................................    310       6,181
 Charter One Financial, Inc. ...............................    479      13,831
 Chase Manhattan Corp.*.....................................  2,770     125,862
 Chevron Corp. .............................................  1,360     114,834
 Chiron Corp.*..............................................    400      17,800
 Chubb Corp. ...............................................    380      32,870
 CIGNA Corp. ...............................................    340      44,982
 Cincinnati Financial Corp. ................................    350      13,847
 Cinergy Corp. .............................................    340      11,943
 Circuit City Stores, Inc. .................................    430       4,945
 Cisco Systems, Inc.*....................................... 15,200     581,399
 CIT Group, Inc.--Class A...................................    580      11,673
 Citigroup, Inc. ........................................... 10,660     544,325
 Citrix Systems, Inc.*......................................    380       8,550
 Clear Channel Communications, Inc.*........................  1,240      60,063
 Clorox Co. ................................................    500      17,750
 CMS Energy Corp. ..........................................    250       7,922
 Coastal Corp. .............................................    460      40,623
 Coca-Cola Co. .............................................  5,240     319,312
 Coca-Cola Enterprises, Inc. ...............................    920      17,480
 Colgate-Palmolive Co. .....................................  1,210      78,106

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
Bull ProFund                                                   December 31, 2000

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Comcast Corp.--Special Class A*............................  1,870 $    78,073
 Comerica, Inc. ............................................    340      20,188
 Compaq Computer Corp. .....................................  3,690      55,535
 Computer Associates International, Inc. ...................  1,160      22,620
 Computer Sciences Corp.*...................................    360      21,645
 Compuware Corp.*...........................................    760       4,750
 Comverse Technology, Inc.*.................................    350      38,019
 ConAgra, Inc. .............................................  1,070      27,820
 Conexant Systems, Inc.*....................................    410       6,304
 Conoco, Inc.--Class B......................................  1,330      38,487
 Conseco, Inc. .............................................    700       9,231
 Consolidated Edison, Inc. .................................    470      18,095
 Consolidated Stores Corp.*.................................    240       2,550
 Constellation Energy Group, Inc. ..........................    310      13,969
 Convergys Corp.*...........................................    330      14,953
 Cooper Industries, Inc. ...................................    200       9,188
 Cooper Tire & Rubber Co. ..................................    150       1,594
 Coors (Adolph) Co.--Class B................................     80       6,425
 Corning, Inc. .............................................  1,950     102,984
 Costco Wholesale Corp.*....................................    940      37,541
 Countrywide Credit Industries, Inc. .......................    240      12,060
 Crane Co. .................................................    140       3,981
 CSX Corp. .................................................    470      12,191
 Cummins Engine Co. ........................................     90       3,414
 CVS Corp. .................................................    840      50,348
 Dana Corp. ................................................    350       5,359
 Danaher Corp. .............................................    310      21,196
 Darden Restaurants, Inc. ..................................    280       6,405
 Deere & Co. ...............................................    500      22,906
 Dell Computer Corp.*.......................................  5,360      93,465
 Delphi Automotive Systems Corp. ...........................  1,190      13,388
 Delta Air Lines, Inc. .....................................    260      13,049
 Deluxe Corp. ..............................................    160       4,043
 Devon Energy Corp. ........................................    260      15,852
 Dillard's, Inc.--Class A...................................    200       2,363
 Dollar General Corp. ......................................    700      13,213
 Dominion Resources, Inc. ..................................    520      34,840
 Donnelley (R.R.) & Sons Co. ...............................    270       7,290
 Dover Corp. ...............................................    430      17,442
 Dow Chemical Co. ..........................................  1,410      51,641
 Dow Jones & Co., Inc. .....................................    190      10,759
 DTE Energy Co. ............................................    310      12,071
 Du Pont (E.I.) de Nemours..................................  2,200     106,287
 Duke Energy Corp. .........................................    780      66,494
 Dynegy, Inc.--Class A......................................    660      37,001
 Eastman Chemical Co. ......................................    170       8,288
 Eastman Kodak Co. .........................................    690      27,169
 Eaton Corp. ...............................................    160      12,030
 Ecolab, Inc. ..............................................    280      12,093
 Edison International.......................................    740      11,563
 El Paso Energy Corp. ......................................    490      35,096
 Electronic Data Systems Corp. .............................  1,020      58,904
 Eli Lilly & Co. ...........................................  2,380     221,489
 EMC Corp.*.................................................  4,620     307,230
 Emerson Electric Co. ......................................    930      73,295
 Engelhard Corp. ...........................................    270       5,501
 Enron Corp. ...............................................  1,580     131,337
 Entergy Corp. .............................................    530      22,426
 EOG Resources, Inc. .......................................    220      12,031

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Equifax, Inc. .............................................    300 $     8,606
 Exelon Corp. ..............................................    670      47,040
 Exxon Mobil Corp. .........................................  7,320     636,382
 Fannie Mae.................................................  2,130     184,778
 Federated Department Stores, Inc.*.........................    450      15,750
 FedEx Corp.*...............................................    640      25,574
 Fifth Third Bancorp........................................    990      59,153
 First Data Corp. ..........................................    830      43,731
 First Union Corp. .........................................  2,090      58,128
 Firstar Corp. .............................................  2,100      48,825
 FirstEnergy Corp. .........................................    490      15,466
 Fleet Boston Financial Corp. ..............................  1,970      73,998
 Fluor Corp.................................................    160       5,290
 FMC Corp.*.................................................     60       4,301
 Ford Motor Co. ............................................  3,990      93,515
 Forest Laboratories, Inc.*.................................    190      25,246
 Fortune Brands, Inc. ......................................    360      10,800
 FPL Group, Inc. ...........................................    390      27,983
 Franklin Resources, Inc. ..................................    530      20,193
 Freddie Mac................................................  1,480     101,935
 Freeport-McMoran Copper & Gold, Inc.--Class B*.............    330       2,826
 Gannett Co., Inc. .........................................    560      35,315
 Gap, Inc. .................................................  1,810      46,155
 Gateway, Inc.*.............................................    680      12,233
 General Dynamics Corp. ....................................    430      33,540
 General Electric Co. ...................................... 20,930   1,003,332
 General Mills, Inc. .......................................    640      28,520
 General Motors Corp. ......................................  1,190      60,615
 Genuine Parts Co. .........................................    380       9,951
 Georgia Pacific Corp. .....................................    481      14,971
 Gillette Co. ..............................................  2,280      82,365
 Global Crossing Ltd.*......................................  1,840      26,335
 Golden West Financial Corp. ...............................    350      23,625
 Goodrich (B.F.) Co. .......................................    240       8,730
 Goodyear Tire & Rubber Co. ................................    340       7,817
 GPU, Inc. .................................................    260       9,571
 Grainger (W.W.), Inc. .....................................    200       7,300
 Great Lakes Chemical Corp. ................................    120       4,463
 Guidant Corp.*.............................................    660      35,599
 Halliburton Co. ...........................................    950      34,438
 Harcourt General, Inc. ....................................    150       8,580
 Harley-Davidson, Inc. .....................................    660      26,235
 Harrah's Entertainment, Inc.*..............................    250       6,594
 Hartford Financial Services Group, Inc. ...................    480      33,900
 Hasbro, Inc. ..............................................    360       3,825
 HCA--The Healthcare Co. ...................................  1,200      52,812
 Healthsouth Corp.*.........................................    800      13,050
 Heinz (H.J.) Co. ..........................................    760      36,053
 Hercules, Inc. ............................................    230       4,384
 Hershey Foods Corp. .......................................    290      18,669
 Hewlett-Packard Co. .......................................  4,180     131,931
 Hilton Hotels Corp. .......................................    800       8,400
 Home Depot, Inc. ..........................................  4,940     225,695
 Homestake Mining Co. ......................................    540       2,261
 Honeywell International, Inc. .............................  1,670      79,012
 Household International, Inc. .............................  1,010      55,550
 Humana, Inc.*..............................................    350       5,338
 Huntington Bancshares, Inc. ...............................    490       7,932

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
Bull ProFund                                                   December 31, 2000

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Illinois Tool Works, Inc. .................................    630 $    37,524
 IMS Health, Inc. ..........................................    640      17,280
 Inco Ltd.*.................................................    410       6,872
 Ingersoll-Rand Co. ........................................    350      14,656
 Intel Corp. ............................................... 14,220     427,488
 International Business Machines Corp. .....................  3,710     315,350
 International Flavors & Fragrances, Inc. ..................    230       4,672
 International Paper Co. ...................................  1,010      41,220
 Interpublic Group Cos., Inc. ..............................    600      25,538
 Intuit, Inc.*..............................................    400      15,775
 ITT Industries, Inc. ......................................    190       7,363
 J.P. Morgan & Co. .........................................    340      56,270
 JDS Uniphase Corp.*........................................  2,000      83,375
 Jefferson-Pilot Corp. .....................................    230      17,193
 Johnson & Johnson..........................................  2,940     308,883
 Johnson Controls, Inc. ....................................    180       9,360
 K Mart Corp.*..............................................  1,040       5,525
 Kaufman & Broad Home Corp. ................................    100       3,369
 Kellogg Co. ...............................................    860      22,575
 Kerr-McGee Corp. ..........................................    200      13,388
 KeyCorp....................................................    960      26,880
 KeySpan Corp. .............................................    270      11,441
 Kimberly-Clark Corp. ......................................  1,160      82,000
 Kinder Morgan, Inc. .......................................    240      12,525
 King Pharmaceuticals, Inc.*................................    350      18,091
 KLA-Tencor Corp.*..........................................    380      12,801
 Knight Ridder, Inc. .......................................    160       9,100
 Kohls Corp.*...............................................    700      42,700
 Kroger Co.*................................................  1,770      47,901
 Leggett & Platt, Inc. .....................................    420       7,954
 Lexmark International Group, Inc.*.........................    270      11,964
 Limited, Inc. .............................................    920      15,698
 Lincoln National Corp. ....................................    420      19,871
 Linear Technology Corp. ...................................    650      30,063
 Liz Claiborne, Inc. .......................................    110       4,579
 Lockheed Martin Corp. .....................................    840      28,518
 Loews Corp. ...............................................    230      23,819
 Longs Drug Stores, Inc. ...................................     80       1,930
 Louisiana-Pacific Corp. ...................................    230       2,329
 Lowe's Cos., Inc. .........................................    810      36,045
 LSI Logic Corp.*...........................................    640      10,938
 Lucent Technologies, Inc. .................................  7,050      95,175
 Manor Care, Inc.*..........................................    220       4,538
 Marriott International, Inc.--Class A......................    530      22,393
 Marsh & McLennan Cos., Inc. ...............................    570      66,689
 Masco Corp. ...............................................    960      24,659
 Massey Energy Co. .........................................    224       2,856
 Mattel, Inc. ..............................................    890      12,852
 Maxim Integrated Products, Inc.*...........................    600      28,688
 May Department Stores Co. .................................    710      23,253
 Maytag Corp. ..............................................    160       5,170
 MBIA, Inc. ................................................    220      16,308
 MBNA Corp. ................................................  1,800      66,488
 McDermott International, Inc. .............................    130       1,398
 McDonald's Corp. ..........................................  2,770      94,179
 McGraw-Hill Cos., Inc. ....................................    420      24,623
 McKesson HBOC, Inc. .......................................    600      21,534
 Mead Corp. ................................................    220       6,903
 MedImmune, Inc.*...........................................    420      20,029

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Medtronic, Inc. ...........................................  2,530 $   152,748
 Mellon Financial Corp. ....................................  1,030      50,663
 Merck & Co., Inc. .........................................  4,870     455,954
 Mercury Interactive Corp.*.................................    170      15,343
 Meredith Corp. ............................................    110       3,541
 Merrill Lynch & Co., Inc. .................................  1,710     116,601
 MetLife, Inc. .............................................  1,600      56,000
 MGIC Investment Corp. .....................................    230      15,511
 Micron Technology, Inc.*...................................  1,140      40,470
 Microsoft Corp.*........................................... 11,260     488,402
 Millipore Corp. ...........................................    100       6,300
 Minnesota Mining & Mfg. Co. ...............................    830     100,015
 Molex, Inc. ...............................................    419      14,875
 Moody's Corp. .............................................    350       8,991
 Morgan Stanley Dean Witter & Co. ..........................  2,380     188,614
 Motorola, Inc. ............................................  4,560      92,340
 Nabors Industries, Inc.*...................................    300      17,745
 National City Corp. .......................................  1,320      37,950
 National Semiconductor Corp.*..............................    370       7,446
 National Service Industries, Inc. .........................     80       2,055
 Navistar International Corp.*..............................    140       3,666
 NCR Corp.*.................................................    200       9,825
 Network Appliance, Inc.*...................................    660      42,364
 New York Times Co.--Class A................................    360      14,423
 Newell Rubbermaid, Inc. ...................................    610      13,878
 Newmont Mining Corp. ......................................    360       6,143
 Nextel Communications, Inc.--Class A*......................  1,620      40,095
 Niagara Mohawk Holdings, Inc.*.............................    360       6,008
 NICOR, Inc. ...............................................    100       4,319
 Nike, Inc.--Class B........................................    610      34,045
 NiSource, Inc. ............................................    371      11,408
 Nordstrom, Inc. ...........................................    300       5,456
 Norfolk Southern Corp. ....................................    800      10,650
 Nortel Networks Corp. .....................................  6,540     209,689
 Northern Trust Corp. ......................................    470      38,334
 Northrop Grumman Corp. ....................................    150      12,450
 Novell, Inc.*..............................................    720       3,758
 Novellus Systems, Inc.*....................................    270       9,703
 Nucor Corp. ...............................................    190       7,541
 Occidental Petroleum Corp. ................................    790      19,158
 Office Depot, Inc.*........................................    700       4,988
 Old Kent Financial Corp. ..................................    252      11,025
 Omnicom Group..............................................    380      31,493
 ONEOK, Inc. ...............................................     60       2,891
 Oracle Corp.*.............................................. 11,820     343,518
 PACCAR, Inc. ..............................................    170       8,373
 Pactiv Corp.*..............................................    360       4,455
 Pall Corp. ................................................    270       5,754
 Palm, Inc.*................................................  1,200      33,975
 Parametric Technology Corp.*...............................    580       7,794
 Parker Hannifin Corp. .....................................    240      10,590
 Paychex, Inc. .............................................    810      39,386
 Penney (J.C.) Co. .........................................    550       5,981
 Peoples Energy Corp. ......................................     70       3,133
 PeopleSoft, Inc.*..........................................    600      22,313
 PepsiCo, Inc. .............................................  3,050     151,166
 PerkinElmer, Inc. .........................................    100      10,500
 Pfizer, Inc. .............................................. 13,330     613,179
 PG&E Corp. ................................................    810      16,200

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
Bull ProFund                                                   December 31, 2000

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Pharmacia Corp. ...........................................  2,720 $   165,920
 Phelps Dodge Corp. ........................................    170       9,488
 Philip Morris Cos., Inc. ..................................  4,700     206,800
 Phillips Petroleum Co. ....................................    540      30,713
 Pinnacle West Capital Corp. ...............................    180       8,573
 Pitney Bowes, Inc. ........................................    570      18,881
 Placer Dome, Inc. .........................................    680       6,545
 PNC Bank Corp. ............................................    630      46,029
 Potlatch Corp. ............................................     60       2,014
 Power-One, Inc.*...........................................    140       5,504
 PPG Industries, Inc. ......................................    370      17,136
 PPL Corp. .................................................    310      14,008
 Praxair, Inc. .............................................    340      15,088
 Procter & Gamble Co. ......................................  2,750     215,702
 Progress Energy, Inc. .....................................    420      20,659
 Progressive Corp. .........................................    160      16,580
 Providian Financial Corp. .................................    620      35,650
 Public Service Enterprise Group, Inc. .....................    470      22,854
 Pulte Corp. ...............................................     90       3,797
 QLogic Corp.*..............................................    170      13,090
 Quaker Oats Co. ...........................................    290      28,239
 Qualcomm, Inc.*............................................  1,580     129,856
 Quintiles Transnational Corp.*.............................    250       5,234
 Qwest Communications International, Inc.*..................  3,500     143,500
 RadioShack Corp. ..........................................    410      17,553
 Ralston-Ralston Purina Group...............................    690      18,026
 Raytheon Co.--Class B......................................    720      22,365
 Reebok International Ltd.*.................................    120       3,281
 Regions Financial Corp. ...................................    470      12,837
 Reliant Energy, Inc. ......................................    630      27,287
 Robert Half International, Inc.*...........................    400      10,600
 Rockwell International Corp. ..............................    410      19,526
 Rohm & Haas Co. ...........................................    460      16,704
 Rowan Cos., Inc.*..........................................    200       5,400
 Royal Dutch Petroleum Co.--ADR.............................  4,540     274,953
 Ryder System, Inc. ........................................    120       1,995
 Sabre Holdings Corp.*......................................    270      11,644
 Safeco Corp. ..............................................    280       9,205
 Safeway, Inc.*.............................................  1,090      68,125
 Sanmina Corp.*.............................................    320      24,520
 Sapient Corp.*.............................................    240       2,865
 Sara Lee Corp. ............................................  1,760      43,230
 SBC Communications, Inc. ..................................  7,150     341,413
 Schering-Plough Corp. .....................................  3,090     175,358
 Schlumberger Ltd. .........................................  1,190      95,125
 Schwab (Charles) Corp. ....................................  2,920      82,855
 Scientific-Atlanta, Inc. ..................................    340      11,071
 Sealed Air Corp.*..........................................    180       5,490
 Sears, Roebuck & Co. ......................................    710      24,673
 Sempra Energy..............................................    430       9,998
 Sherwin-Williams Co. ......................................    350       9,209
 Siebel Systems, Inc.*......................................    910      61,539
 Sigma-Aldrich Corp. .......................................    180       7,076
 Snap-on, Inc. .............................................    130       3,624
 Solectron Corp.*...........................................  1,340      45,425
 Southern Co. ..............................................  1,450      48,212
 SouthTrust Corp. ..........................................    360      14,648
 Southwest Airlines Co. ....................................  1,070      35,877
 Sprint Corp. (FON Group)...................................  1,850      37,578

 Common Stocks, continued
                                                                     Market
                                                            Shares    Value
                                                            ------ -----------

 Sprint Corp. (PCS Group)*.................................  1,970 $    40,262
 St. Jude Medical, Inc.*...................................    180      11,059
 St. Paul Companies, Inc. .................................    440      23,898
 Stanley Works.............................................    190       5,926
 Staples, Inc.*............................................  1,000      11,813
 Starbucks Corp.*..........................................    400      17,700
 Starwood Hotels & Resorts Worldwide, Inc. ................    400      14,100
 State Street Corp. .......................................    340      42,231
 Stilwell Financial, Inc. .................................    480      18,930
 Stryker Corp. ............................................    400      20,236
 Summit Bancorp............................................    370      14,129
 Sun Microsystems, Inc.*...................................  6,800     189,550
 Sunoco, Inc. .............................................    190       6,401
 SunTrust Banks, Inc. .....................................    630      39,690
 SuperValu, Inc. ..........................................    270       3,746
 Symbol Technologies, Inc. ................................    320      11,520
 Synovus Financial Corp. ..................................    590      15,893
 Sysco Corp. ..............................................  1,400      42,000
 T. Rowe Price Group, Inc. ................................    260      10,989
 Target Corp. .............................................  1,900      61,275
 Tektronix, Inc. ..........................................    200       6,738
 Tellabs, Inc.*............................................    860      48,590
 Temple-Inland, Inc. ......................................    120       6,435
 Tenet Healthcare Corp. ...................................    680      30,218
 Teradyne, Inc.*...........................................    360      13,410
 Texaco, Inc. .............................................  1,180      73,307
 Texas Instruments, Inc. ..................................  3,650     172,918
 Textron, Inc. ............................................    320      14,880
 Thermo Electron Corp.*....................................    340      10,115
 Thomas & Betts Corp. .....................................    120       1,943
 Tiffany & Co. ............................................    300       9,488
 Time Warner, Inc. ........................................  2,800     146,271
 Timken Co. ...............................................    130       1,966
 TJX Cos., Inc. ...........................................    660      18,315
 Torchmark Corp. ..........................................    280      10,763
 Tosco Corp. ..............................................    310      10,521
 Toys R Us, Inc.*..........................................    450       7,509
 Transocean Sedco Forex, Inc. .............................    459      21,114
 Tribune Co. ..............................................    640      27,040
 Tricon Global Restaurants, Inc.*..........................    330      10,890
 TRW, Inc. ................................................    260      10,075
 Tupperware Corp. .........................................    120       2,453
 TXU Corp. ................................................    590      26,144
 Tyco International Ltd. ..................................  3,670     203,685
 U.S. Bancorp..............................................  1,570      45,824
 Unilever NV--ADR..........................................  1,230      77,413
 Union Carbide Corp. ......................................    280      15,068
 Union Pacific Corp. ......................................    530      26,898
 Union Planters Corp. .....................................    300      10,725
 Unisys Corp.*.............................................    660       9,653
 United Technologies Corp. ................................    990      77,839
 UnitedHealth Group, Inc. .................................    680      41,735
 Unocal Corp. .............................................    520      20,118
 UnumProvident Corp. ......................................    540      14,513
 US Airways Group, Inc.*...................................    150       6,084
 USA Education, Inc. ......................................    340      23,120
 UST, Inc. ................................................    370      10,383
 USX-Marathon Group, Inc. .................................    670      18,593
 USX-U.S. Steel Group, Inc. ...............................    190       3,420

              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
Bull ProFund                                                  December 31, 2000

 Common Stocks, continued
                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

 Veritas Software Corp.*................................        860 $    75,250
 Verizon Communications, Inc. ..........................      5,700     285,713
 VF Corp. ..............................................        250       9,060
 Viacom, Inc.--Class B*.................................      3,180     148,664
 Visteon Corp. .........................................        250       2,875
 Vitesse Semiconductor Corp.*...........................        340      18,806
 Vulcan Materials Co. ..................................        220      10,533
 Wachovia Corp. ........................................        430      24,994
 Wal-Mart Stores, Inc. .................................      9,460     502,562
 Walgreen Co. ..........................................      2,120      88,642
 Walt Disney Co. .......................................      4,380     126,745
 Washington Mutual, Inc. ...............................      1,140      60,491
 Waste Management, Inc. ................................      1,300      36,075
 Watson Pharmaceuticals, Inc.*..........................        210      10,749
 Wellpoint Health Networks, Inc.*.......................        140      16,135
 Wells Fargo & Co. .....................................      3,610     201,032
 Wendy's International, Inc. ...........................        260       6,825
 Westvaco Corp. ........................................        210       6,129
 Weyerhaeuser Co. ......................................        500      25,375
 Whirlpool Corp. .......................................        160       7,630
 Willamette Industries, Inc. ...........................        240      11,265
 Williams Cos., Inc. ...................................        940      37,541
 Winn-Dixie Stores, Inc. ...............................        320       6,200
 WorldCom, Inc.*........................................      6,020      84,656
 Worthington Industries, Inc. ..........................        180       1,451
 Wrigley (WM.) JR Co. ..................................        250      23,953
 Xcel Energy, Inc. .....................................        710      20,634
 Xerox Corp. ...........................................      1,430       6,614
 Xilinx, Inc.*..........................................        680      31,365
 Yahoo!, Inc.*..........................................      1,130      34,094
                                                                    -----------
 TOTAL COMMON STOCKS
  (Cost $25,940,592)....................................             24,845,763
                                                                    -----------
 Rights/Warrants (0.0%)
 NiSource, Inc.--Sails*.................................         36          99
 Progress Energy, Inc.--CVO*............................        189           0
                                                                    -----------
 TOTAL RIGHTS/WARRANTS
  (Cost $67)............................................                     99
                                                                    -----------
 U.S. Treasury Notes (15.8%)
                                                         Principal
                                                           Amount
                                                         ----------
 U.S. Treasury Note, 5.50%, 08/31/01.................... $4,052,000   4,046,935
                                                                    -----------
 TOTAL U.S. TREASURY NOTES
  (Cost $4,046,997).....................................              4,046,935
                                                                    -----------

 TOTAL INVESTMENTS
  (Cost $29,987,656)(a) (113.1%)........................             28,892,797
 Liabilities in excess of other assets
  (-13.1%)..............................................             (3,351,759)
                                                                    -----------

 TOTAL NET ASSETS (100.0%)..............................            $25,541,038
                                                                    ===========

-----
Percentages indicated are based on net assets of $25,541,038.

 Futures Contracts Purchased
                                                                    Unrealized
                                                          Contracts    Gain
                                                          --------- ----------
 S&P 500 Future Contract expiring March 2001 (Underlying
  face amount at value $667,000).........................      2     $21,090

-----
* Non-income producing
(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $16,214,122. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized
       appreciation........... $  1,229,502
      Unrealized
       depreciation...........  (18,538,483)
                               ------------
      Net unrealized
       depreciation........... $(17,308,981)
                               ============

ADR--American Depositary Receipt
CVO--Contingent Value Obligation

The Bull ProFund's investment concentration based on net assets, by industry, as of December 31, 2000, was as follows:

Aerospace & Defense........................................................ 1.5%
Airlines................................................................... 0.3%
Automotive................................................................. 0.8%
Banking.................................................................... 6.1%
Biotechnology.............................................................. 0.7%
Building & Construction.................................................... 0.2%
Business Services.......................................................... 1.2%
Chemicals.................................................................. 1.1%
Computer Services.......................................................... 0.6%
Computer Software.......................................................... 5.0%
Computers.................................................................. 7.0%
Consumer Products.......................................................... 2.3%
Containers & Packaging..................................................... 0.1%
Electrical & Electronics................................................... 1.3%
Energy & Utilities......................................................... 9.9%
Environmental Services..................................................... 0.2%
Financial Services......................................................... 6.5%
Food & Beverage............................................................ 4.0%
Health Care................................................................ 3.1%
Home Furnishings........................................................... 0.1%
Insurance.................................................................. 4.5%
Machinery & Equipment...................................................... 6.2%
Media...................................................................... 2.9%
Metals & Mining............................................................ 0.6%
Office Equipment & Supplies................................................ 0.2%
Paper & Forest Products.................................................... 0.5%
Pharmaceuticals............................................................ 9.5%
Retail & Wholesale......................................................... 6.3%
Semiconductors............................................................. 4.0%
Telecommunications......................................................... 8.6%
Textiles & Apparel......................................................... 0.2%
Tobacco.................................................................... 0.9%
Toys....................................................................... 0.1%
Transportation............................................................. 0.4%
Travel & Entertainment..................................................... 0.4%
Other...................................................................... 2.7%

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund

 Statement of Assets and Liabilities
                                                               December 31, 2000

Assets:
 Investments, at value (cost $29,987,656)........................  $ 28,892,797
 Cash............................................................        74,458
 Dividends and interest receivable...............................       104,174
 Prepaid expenses................................................        20,281
 Deferred organization costs.....................................           331
                                                                   ------------
 Total Assets....................................................    29,092,041
Liabilities:
 Payable for investments purchased...............................        48,702
 Payable for capital shares redeemed.............................     3,360,627
 Variation margin on futures contracts...........................        55,302
 Advisory fees payable...........................................        27,320
 Management servicing fees payable...............................         5,464
 Administration fees payable.....................................           569
 Shareholder servicing fees payable--Service Class...............        19,320
 Other accrued expenses..........................................        33,699
                                                                   ------------
 Total Liabilities...............................................     3,551,003
                                                                   ------------
Net Assets.......................................................  $ 25,541,038
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $ 45,439,871
 Accumulated undistributed net investment income.................         4,378
 Accumulated net realized losses on investments and futures
  contracts......................................................   (18,829,442)
 Net unrealized depreciation on investments and futures
  contracts......................................................    (1,073,769)
                                                                   ------------
Total Net Assets.................................................  $ 25,541,038
                                                                   ============
Investor Shares:
 Net Assets......................................................  $ 19,978,866
 Shares of Beneficial Interest Outstanding.......................       316,668
 Net Asset Value (offering and redemption price per share).......  $      63.09
                                                                   ============
Service Shares:
 Net Assets......................................................  $  5,562,172
 Shares of Beneficial Interest Outstanding.......................        90,411
 Net Asset Value (offering and redemption price per share).......  $      61.52
                                                                   ============

 Statement of Operations
                                            For the year ended December 31, 2000

Investment Income:
 Interest........................................................  $    965,348
 Dividends (net of foreign taxes of $1,349)......................       564,738
                                                                   ------------
 Total Income....................................................     1,530,086
Expenses:
 Advisory fees...................................................       490,079
 Management servicing fees.......................................        98,017
 Administration fees.............................................        57,115
 Shareholder servicing fees--Service Class.......................       162,651
 Custody fees....................................................       107,672
 Transfer agent fees.............................................       100,208
 Registration and filing fees....................................        49,885
 Fund accounting fees............................................        38,996
 Other fees......................................................        37,929
                                                                   ------------
 Total expenses..................................................     1,142,552
                                                                   ------------
Net Investment Income............................................       387,534
                                                                   ------------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and futures contracts........   (11,609,058)
 Net change in unrealized appreciation/ (depreciation) on
  investments and futures contracts..............................    (4,992,143)
                                                                   ------------
 Net realized and unrealized losses on investments and futures
  contracts......................................................   (16,601,201)
                                                                   ------------
Decrease in Net Assets Resulting from Operations.................  $(16,213,667)
                                                                   ============

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund

 Statements of Changes in Net Assets

                                                  For the           For the
                                                year ended        year ended
                                             December 31, 2000 December 31, 1999
                                             ----------------- -----------------
Change in Net Assets:
Operations:
 Net investment income.....................   $       387,534   $      587,796
 Net realized gains/(losses) on investments
  and futures contracts....................       (11,609,058)       6,369,071
 Net change in unrealized
  appreciation/(depreciation) on
  investments and futures contracts........        (4,992,143)       3,648,135
                                              ---------------   --------------
 Net increase/(decrease) in net assets
  resulting from operations................       (16,213,667)      10,605,002
Distributions to Shareholders from:
 Net investment income
 Investor shares...........................                --          (38,777)
 Net realized gains on investments and
  futures contracts
 Investor shares...........................                --          (16,650)
 Service shares............................                --           (4,521)
 In excess of net realized gains on
  investments and futures contracts
 Investor shares...........................          (357,767)              --
 Service shares............................          (198,194)              --
                                              ---------------   --------------
 Net decrease in net assets resulting from
  distributions............................          (555,961)         (59,948)
Capital Share Transactions:
 Proceeds from shares issued...............     2,257,713,875    1,102,913,666
 Dividends reinvested......................           546,388           57,733
 Cost of shares redeemed...................    (2,363,037,246)    (974,562,273)
                                              ---------------   --------------
 Net increase/(decrease) in net assets
  resulting from capital share
  transactions.............................      (104,776,983)     128,409,126
                                              ---------------   --------------
 Total increase/(decrease) in net assets...      (121,546,611)     138,954,180
Net Assets:
 Beginning of year.........................       147,087,649        8,133,469
                                              ---------------   --------------
 End of year...............................   $    25,541,038   $  147,087,649
                                              ===============   ==============

              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                     Investor Class
                         -----------------------------------------------------------------------
                                                                                For the period
                              For the           For the           For the      from December 2,
                            year ended        year ended        year ended        1997(a) to
                         December 31, 2000 December 31, 1999 December 31, 1998 December 31, 1997
                         ----------------- ----------------- ----------------- -----------------
Net Asset Value,
 Beginning of Period....    $     73.20      $      62.48       $    49.45          $ 50.00
                            -----------      ------------       ----------          -------
 Net investment income..           0.57(b)           0.34             1.63(b)          0.10
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....          (9.70)            10.41            11.49            (0.65)
                            -----------      ------------       ----------          -------
 Total income/(loss)
  from investment
  operations............          (9.13)            10.75            13.12            (0.55)
                            -----------      ------------       ----------          -------
Distribution to
 Shareholders from:
 Net investment income..             --             (0.02)           (0.04)              --
 Net realized gain on
  investments and
  futures contracts.....             --             (0.01)           (0.05)              --
 In excess of net
  realized gain on
  investments and
  futures contracts.....          (0.98)               --               --               --
                            -----------      ------------       ----------          -------
 Total distributions....          (0.98)            (0.03)           (0.09)              --
                            -----------      ------------       ----------          -------
Net Asset Value, End of
 Period.................    $     63.09      $      73.20       $    62.48          $ 49.45
                            ===========      ============       ==========          =======
Total Return............        (12.48)%            17.18%           26.57%           (1.10)%(c)
Ratios/Supplemental
 Data:
Net assets, end of
 year...................    $19,978,866      $116,208,049       $7,543,922          $46,281
Ratio of expenses to
 average net assets.....           1.54%             1.40%            1.63%            1.33%(d)
Ratio of net investment
 income to average net
 assets.................           0.81%             1.96%            2.84%            2.97%(d)
Ratio of expenses to
 average net assets*....           1.54%             1.53%            2.40%          423.48%(d)
Portfolio turnover(e)...           3603%             1288%              --               --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
Bull ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                       Service Class
                          ------------------------------------------------------------------------
                                                                                  For the period
                               For the            For the           For the      from December 2,
                             year ended         year ended        year ended        1997(a) to
                          December 31, 2000  December 31, 1999 December 31, 1998 December 31, 1997
                          -----------------  ----------------- ----------------- -----------------
Net Asset Value,
 Beginning of Period....     $    72.01         $     62.12        $  49.45           $ 50.00
                             ----------         -----------        --------           -------
 Net investment
  income/(loss).........          (0.05)(b)            0.11            1.08(b)             --
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....          (9.46)               9.79           11.64             (0.55)
                             ----------         -----------        --------           -------
 Total income/(loss)
  from investment
  operations............          (9.51)               9.90           12.72             (0.55)
                             ----------         -----------        --------           -------
Distribution to
 Shareholders from:
 Net investment income..             --                  --              --(c)             --
 Net realized gain on
  investments and
  futures contracts.....             --               (0.01)          (0.05)               --
 In excess of net
  realized gain on
  investments
 and futures contracts..          (0.98)                 --              --                --
                             ----------         -----------        --------           -------
 Total distributions....          (0.98)              (0.01)          (0.05)               --
                             ----------         -----------        --------           -------
Net Asset Value, End of
 Period.................     $    61.52         $     72.01        $  62.12           $ 49.45
                             ==========         ===========        ========           =======
Total Return............         (13.22)%             15.97%          25.68%            (1.10)%(d)
Ratios/Supplemental
 Data:
Net assets, end of
 year...................     $5,562,172         $30,879,600        $589,547           $    10
Ratio of expenses to
 average net assets.....           2.38%               2.35%           2.67%             1.33%(e)
Ratio of net investment
 income/(loss) to
 average net assets.....          (0.07)%              0.70%           1.89%             0.00%(e)
Ratio of expenses to
 average net assets*....           2.38%               2.48%           3.30%           424.48%(e)
Portfolio turnover(f)...           3603%               1288%             --                --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Distribution per share was less than $0.005.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

                                The OTC ProFund

  Launched on August 8, 2000, the investment objective of the OTC ProFund is to provide daily investment results that correspond to the performance of the NASDAQ 100(TM) Index. This index includes 100 of the largest non-financial domestic companies listed on the NASDAQ National Market tier of the NASDAQ Stock Market. Since its inception, the Fund's performance has tracked its benchmark with a statistical correlation of over .99. For the same period, the Fund (Investor Shares) produced a return of -36.77%*, while the NASDAQ 100 Index had a return of -36.48%.

                                    [GRAPH]

OTC - Investor
         8/8/00        10,000
        9/30/00         9,597
       12/31/00         6,323

OTC - Service
         8/8/00        10,000
        9/30/00         9,613
       12/31/00         6,320

Nasdaq 100
         8/8/00        10,000
        9/30/00         9,686
       12/31/00         6,352



Value of a $10,000 Investment
-----------------------------
Average Annual Total Return
    as of 12/31/00
-----------------------------
                  Since
                Inception
                (8/8/00)
-----------------------------
Investor         (36.77)%
-----------------------------
Service          (36.80)%
-----------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the OTC ProFund is measured against the NASDAQ 100 Index, an unmanaged index generally representative of the performance of the NASDAQ Stock Market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.


The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                       Schedule of Portfolio Investments
OTC ProFund                                                    December 31, 2000

 Common Stocks (86.5%)
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

 3Com Corp.*.................................................   263  $    2,236
 Abgenix, Inc.*..............................................   161       9,509
 ADC Telecommunications, Inc.*............................... 2,131      38,624
 Adelphia Communications Corp.--Class A*.....................   337      17,398
 Adobe Systems, Inc. ........................................   497      28,919
 Altera Corp.*............................................... 1,283      33,759
 Amazon.com, Inc.*...........................................   461       7,174
 Amgen, Inc.*................................................ 1,051      67,197
 Apple Computer, Inc.*....................................... 1,096      16,303
 Applied Materials, Inc.*.................................... 1,062      40,555
 Applied Micro Circuits Corp.*...............................   685      51,407
 Ariba, Inc.*................................................   526      28,273
 At Home Corp.--Class A*.....................................   381       2,107
 Atmel Corp.*................................................   627       7,289
 BEA Systems, Inc.*..........................................   742      49,946
 Bed Bath & Beyond, Inc.*....................................   734      16,423
 Biogen, Inc.*...............................................   493      29,611
 Biomet, Inc. ...............................................   360      14,288
 BMC Software, Inc.*.........................................   356       4,984
 Broadcom Corp.--Class A*....................................   258      21,672
 BroadVision, Inc.*..........................................   796       9,403
 Check Point Software Technologies Ltd.*.....................   322      43,007
 Chiron Corp.*...............................................   711      31,640
 CIENA Corp.*................................................   714      57,968
 Cintas Corp. ...............................................   391      20,796
 Cisco Systems, Inc.*........................................ 5,447     208,348
 Citrix Systems, Inc.*.......................................   606      13,635
 CMGI, Inc.*.................................................   627       3,507
 CNET Networks, Inc.*........................................   401       6,410
 Comcast Corp.--Special Class A*.............................   903      37,700
 Compuware Corp.*............................................   548       3,425
 Comverse Technology, Inc.*..................................   357      38,779
 Concord EFS, Inc.*..........................................   475      20,870
 Conexant Systems, Inc.*.....................................   668      10,271
 Costco Wholesale Corp.*.....................................   425      16,973
 Dell Computer Corp.*........................................ 1,886      32,887
 eBay, Inc.*.................................................   456      15,048
 EchoStar Communications Corp.--Class A*.....................   439       9,987
 Electronic Arts, Inc.*......................................   280      11,935
 Ericsson (LM) Telephone Co.--ADR............................ 2,391      26,749
 Exodus Communications, Inc.*................................   966      19,320
 Fiserv, Inc.*...............................................   185       8,776
 Flextronics International Ltd.*.............................   959      27,331
 Gemstar-TV Guide International, Inc.*....................... 1,047      48,293
 Genzyme Corp.--General Division*............................   231      20,776
 Human Genome Sciences, Inc.*................................   259      17,952
 i2 Technologies, Inc.*...................................... 1,025      55,734
 IDEC Pharmaceuticals Corp.*.................................   112      21,231
 Immunex Corp.*.............................................. 1,597      64,878
 Inktomi Corp.*..............................................   217       3,879
 Intel Corp. ................................................ 4,783     143,789
 Intuit, Inc.*...............................................   726      28,632
 JDS Uniphase Corp.*......................................... 2,082      86,794
 Juniper Networks, Inc.*.....................................   405      51,055
 KLA-Tencor Corp.*...........................................   584      19,674
 Level 3 Communications, Inc.*...............................   611      20,048
 Linear Technology Corp. ....................................   997      46,111
 Maxim Integrated Products, Inc.*............................   840      40,163
 McLeodUSA, Inc.--Class A*................................... 1,058      14,944

 Common Stocks, continued
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------

 MedImmune, Inc.*............................................   332  $   15,832
 Mercury Interactive Corp.*..................................   182      16,426
 Metromedia Fiber Network, Inc.*............................. 1,257      12,727
 Microchip Technology, Inc.*.................................   210       4,607
 Microsoft Corp.*............................................ 4,044     175,408
 Millennium Pharmaceuticals, Inc.*...........................   490      30,319
 Molex, Inc. ................................................   239       8,485
 Network Appliance, Inc.*....................................   772      49,553
 Nextel Communications, Inc.--Class A*....................... 1,823      45,119
 Novell, Inc.*...............................................   682       3,559
 Oracle Corp.*............................................... 4,806     139,674
 PACCAR, Inc. ...............................................   362      17,829
 Palm, Inc.*................................................. 1,163      32,927
 PanAmSat Corp.*.............................................   391      13,563
 Parametric Technology Corp.*................................   957      12,860
 Paychex, Inc. ..............................................   742      36,080
 PeopleSoft, Inc.*...........................................   955      35,514
 PMC-Sierra, Inc.*...........................................   263      20,678
 QLogic Corp.*...............................................   232      17,864
 Qualcomm, Inc.*............................................. 2,084     171,280
 Rational Software Corp.*....................................   413      16,081
 RealNetworks, Inc.*.........................................   387       3,362
 RF Micro Devices, Inc.*.....................................   465      12,758
 Sanmina Corp.*..............................................   451      34,557
 SDL, Inc.*..................................................   297      44,012
 Siebel Systems, Inc.*.......................................   913      61,742
 Smurfit-Stone Container Corp.*..............................   432       6,453
 Staples, Inc.*..............................................   572       6,757
 Starbucks Corp.*............................................   402      17,789
 Sun Microsystems, Inc.*..................................... 3,054      85,130
 Tellabs, Inc.*..............................................   562      31,753
 TMP Worldwide, Inc.*........................................   217      11,935
 USA Networks, Inc.*.........................................   843      16,386
 VeriSign, Inc.*.............................................   248      18,399
 Veritas Software Corp.*.....................................   840      73,500
 Vitesse Semiconductor Corp.*................................   448      24,780
 VoiceStream Wireless Corp.*.................................   439      44,174
 WorldCom, Inc.*............................................. 2,292      32,231
 Xilinx, Inc.*...............................................   888      40,959
 XO Communications, Inc.--Class A*...........................   515       9,173
 Yahoo!, Inc.*...............................................   639      19,280
                                                                     ----------
 TOTAL COMMON STOCKS
  (Cost $3,767,509)..........................................         3,317,907
                                                                     ----------

              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
OTC ProFund                                                   December 31, 2000

 U.S. Treasury Notes (20.5%)
                                                           Principal   Market
                                                            Amount     Value
                                                           --------- ----------
 U.S. Treasury Note, 5.50%, 08/31/01...................... $787,000  $  786,016
                                                                     ----------
 TOTAL U.S. TREASURY NOTES
  (Cost $786,028).........................................              786,016
                                                                     ----------
 TOTAL INVESTMENTS
  (Cost $4,553,537)(a) (107.0%)...........................            4,103,923
 Liabilities in excess of other
  assets (-7.0%)..........................................             (268,803)
                                                                     ----------
 TOTAL NET ASSETS (100.0%)................................           $3,835,120
                                                                     ==========

-----
Percentages indicated are based on net assets of $3,835,120.

 Futures Contracts Purchased
                                                                    Unrealized
                                                          Contracts    Gain
                                                          --------- ----------
 NASDAQ Future Contract expiring March 2001 (Underlying
  face amount at value $475,600).........................         2    $21,290

-----
* Non-income producing
(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $5,734,198. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..  $   115,575
      Unrealized depreciation..   (6,299,387)
                                 -----------
      Net unrealized
       depreciation............  $(6,183,812)
                                 ===========

ADR--American Depositary Receipt

The OTC ProFund's investment concentration based on net assets, by industry, as of December 31, 2000, was as follows:

Automotive................................................................  0.5%
Biotechnology.............................................................  5.6%
Business Services.........................................................  4.5%
Computer Services.........................................................  2.8%
Computer Software......................................................... 19.5%
Computers................................................................. 11.2%
Containers & Packaging....................................................  0.2%
Electrical & Electronics..................................................  2.3%
Health Care...............................................................  0.4%
Media.....................................................................  3.4%
Pharmaceuticals...........................................................  2.5%
Retail & Wholesale........................................................  1.7%
Semiconductors............................................................ 13.5%
Telecommunications........................................................ 17.9%
Textiles & Apparel........................................................  0.5%
Other..................................................................... 13.5%

              See accompanying notes to the financial statements.

PROFUNDS
OTC ProFund
 Statement of Assets and Liabilities
                                                               December 31, 2000

Assets:
 Investments, at value (cost $4,553,537)..........................  $ 4,103,923
 Cash.............................................................      153,493
 Dividends and interest receivable................................       15,878
 Receivable for investments sold..................................   10,229,537
 Prepaid expenses.................................................       21,462
                                                                    -----------
 Total Assets.....................................................   14,524,293
Liabilities:
 Payable for capital shares redeemed..............................   10,607,913
 Variation margin on futures contracts............................       46,010
 Advisory fees payable............................................       11,042
 Management servicing fees payable................................        2,366
 Administration fees payable......................................          253
 Shareholder servicing fees payable--Service Class................       12,629
 Other accrued expenses...........................................        8,960
                                                                    -----------
 Total Liabilities................................................   10,689,173
                                                                    -----------
Net Assets........................................................  $ 3,835,120
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $10,807,313
 Accumulated net investment loss..................................      (53,365)
 Accumulated net realized losses on investments and futures
  contracts.......................................................   (6,490,504)
 Net unrealized depreciation on investments and futures
  contracts.......................................................     (428,324)
                                                                    -----------
Total Net Assets..................................................  $ 3,835,120
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $ 2,780,938
 Shares of Beneficial Interest Outstanding........................      146,616
 Net Asset Value (offering and redemption price per share)........  $     18.97
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $ 1,054,182
 Shares of Beneficial Interest Outstanding........................       55,586
 Net Asset Value (offering and redemption price per share)........  $     18.96
                                                                    ===========

 Statement of Operations
                      For the period August 8, 2000(a) through December 31, 2000

Investment Income:
 Interest.........................................................  $    18,767
 Dividends........................................................        1,682
                                                                    -----------
 Total Income.....................................................       20,449
Expenses:
 Advisory fees....................................................       22,544
 Management servicing fees........................................        4,831
 Administration fees..............................................        2,944
 Shareholder servicing fees--Service Class........................       25,063
 Registration and filing fees.....................................       11,445
 Custody fees.....................................................        5,450
 Transfer agent fees..............................................        3,699
 Fund accounting fees.............................................        2,238
 Other fees.......................................................        2,929
                                                                    -----------
 Total expenses...................................................       81,143
                                                                    -----------
Net Investment Loss...............................................      (60,694)
                                                                    -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and futures contracts.........   (6,429,933)
 Net change in unrealized depreciation on investments and futures
  contracts.......................................................     (428,324)
                                                                    -----------
 Net realized and unrealized losses on investments and futures
  contracts.......................................................   (6,858,257)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(6,918,951)
                                                                    ===========

-----
(a) Commencement of operations.

              See accompanying notes to the financial statements.

PROFUNDS
OTC ProFund


 Statement of Changes in Net Assets

                                                               For the period
                                                              August 8, 2000(a)
                                                                   through
                                                              December 31, 2000
                                                              -----------------
Change in Net Assets:
Operations:
 Net investment loss.........................................   $    (60,694)
 Net realized losses on investments and futures contracts....     (6,429,933)
 Net change in unrealized depreciation on investments and
  futures contracts..........................................       (428,324)
                                                                ------------
 Net decrease in net assets resulting from operations........     (6,918,951)
Capital Share Transactions:
 Proceeds from shares issued.................................     69,563,034
 Cost of shares redeemed.....................................    (58,808,963)
                                                                ------------
 Net increase in net assets resulting from capital share
  transactions...............................................     10,754,071
                                                                ------------
 Total increase in net assets................................      3,835,120
Net Assets:
 Beginning of period.........................................             --
                                                                ------------
 End of period...............................................   $  3,835,120
                                                                ============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
OTC ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                           Investor Class        Service Class
                                         -------------------  -------------------
                                         For the period from  For the period from
                                          August 8, 2000(a)    August 8, 2000(a)
                                               through              through
                                          December 31, 2000    December 31, 2000
                                         -------------------  -------------------
Net Asset Value, Beginning of Period...      $    30.00           $    30.00
                                             ----------           ----------
 Net investment loss...................           (0.48)(b)            (0.09)(b)
 Net realized and unrealized loss on
  investments and futures contracts....          (10.55)              (10.95)
                                             ----------           ----------
 Total loss from investment
  operations...........................          (11.03)              (11.04)
                                             ----------           ----------
Net Asset Value, End of Period.........      $    18.97           $    18.96
                                             ==========           ==========
Total Return...........................          (36.77)%(c)          (36.80)%(c)
Ratios/Supplemental Data:
Net assets, end of year................      $2,780,938           $1,054,182
Ratio of expenses to average net
 assets................................            1.60%(d)             2.80%(d)
Ratio of net investment loss to average
 net assets............................           (4.83)%(d)           (1.06)%(d)
Portfolio turnover.....................             632%(e)              632%(e)

-----
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


              See accompanying notes to the financial statements.

                             The UltraBull ProFund

  The investment objective of the UltraBull ProFund is to provide daily investment results that correspond to 200% of the performance of the S&P
500(R) Index. The index consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. For the year ended December 31, 2000, the Fund's performance has tracked its benchmark with a statistical correlation of over
 .99. For the twelve months, the Fund (Investor Shares) produced a total return of -28.33%*. During the same period, the S&P 500 Index produced a return of - 10.14%.

                                    [GRAPH]

UltraBull- Investor
11/28/97         10,000
12/31/97         10,290
3/31/98          12,940
6/30/98          13,420
9/30/98          10,406
12/31/98         14,710
3/31/99          15,653
6/30/99          17,327
9/30/99          14,876
12/31/99         19,056
3/31/00          19,289
6/30/00          17,478
9/30/00          16,705
12/31/00         13,657

UltraBull- Service
11/28/97         10,000
12/31/97         10,290
3/31/98          12,930
6/30/98          13,380
9/30/98          10,346
12/31/98         14,558
3/31/99          15,456
6/30/99          17,081
9/30/99          14,624
12/31/99         18,698
3/31/00          18,866
6/30/00          17,051
9/30/00          16,263
12/31/00         13,254

S&P 500

11/28/97         10,000
12/31/97         10,157
3/31/98          11,532
6/30/98          11,868
9/30/98          10,645
12/31/98         12,866
3/31/99          13,464
6/30/99          14,368
9/30/99          13,426
12/31/99         15,378
3/31/00          15,685
6/30/00          15,225
9/30/00          15,036
12/31/00         13,819

Value of a $10,000 Investment
--------------------------------------------
          Average Annual Total Return
               as of 12/31/00
--------------------------------------------
                                    Since
                                  Inception
           1 Year     3 Year      (11/28/97)
--------------------------------------------
Investor   (28.33)%     9.90%       10.60%
--------------------------------------------
Service    (29.12)%     8.81%        9.53%
--------------------------------------------

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the UltraBull ProFund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.
The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                       Schedule of Portfolio Investments
UltraBull ProFund                                              December 31, 2000

 Common Stocks (90.7%)
                                                            Shares Market Value
                                                            ------ ------------

 Abbott Laboratories....................................... 13,325 $    645,430
 Adaptec, Inc.*............................................    902        9,246
 ADC Telecommunications, Inc.*.............................  6,683      121,129
 Adobe Systems, Inc. ......................................  2,132      124,056
 Advanced Micro Devices, Inc.*.............................  2,542       35,111
 AES Corp.*................................................  3,977      220,226
 Aetna, Inc.*..............................................  1,312       53,874
 AFLAC, Inc. ..............................................  2,337      168,702
 Agilent Technologies, Inc.*...............................  3,895      213,251
 Air Products & Chemicals, Inc. ...........................  2,050       84,050
 Alberto-Culver Co. .......................................    492       21,064
 Albertson's, Inc. ........................................  3,690       97,785
 Alcan Aluminium Ltd. .....................................  2,788       95,314
 Alcoa, Inc. ..............................................  7,339      245,856
 Allegheny Energy, Inc. ...................................  1,025       49,392
 Allegheny Technologies, Inc. .............................    697       11,065
 Allergan, Inc. ...........................................  1,148      111,141
 Allied Waste Industries, Inc.*............................  1,599       23,285
 Allstate Corp. ...........................................  6,314      275,054
 Alltel Corp. .............................................  2,747      171,516
 Altera Corp.*.............................................  3,526       92,778
 Alza Corp.--Class A*......................................  1,804       76,670
 Ambac Financial Group, Inc. ..............................    902       52,598
 Amerada Hess Corp. .......................................    779       56,916
 Ameren Corp. .............................................  1,189       55,066
 America Online, Inc.*..................................... 20,213      703,412
 American Electric Power, Inc. ............................  2,747      127,736
 American Express Co. ..................................... 11,685      641,945
 American General Corp. ...................................  2,132      173,758
 American Greetings Corp.--Class A.........................    574        5,417
 American Home Products Corp. ............................. 11,398      724,343
 American International Group, Inc. ....................... 20,172    1,988,202
 American Power Conversion Corp.*..........................  1,640       20,295
 Amgen, Inc.*..............................................  8,979      574,095
 AMR Corp.*................................................  1,312       51,414
 AmSouth Bancorporation....................................  3,403       51,896
 Anadarko Petroleum Corp. .................................  2,091      148,628
 Analog Devices*...........................................  3,034      155,303
 Andrew Corp.*.............................................    738       16,052
 Anheuser-Busch Cos., Inc. ................................  7,831      356,310
 AON Corp. ................................................  2,214       75,830
 Apache Corp. .............................................    984       68,942
 Apple Computer, Inc.*.....................................  2,870       42,691
 Applera Corp.-Applied Biosystems Group....................  1,845      173,545
 Applied Materials, Inc.*..................................  7,011      267,733
 Applied Micro Circuits Corp.*.............................  2,624      196,923
 Archer-Daniels-Midland Co. ...............................  5,615       84,225
 Ashland, Inc. ............................................    656       23,544
 AT&T Corp. ............................................... 32,103      555,783
 Autodesk, Inc. ...........................................    533       14,358
 Automatic Data Processing, Inc. ..........................  5,412      342,646
 AutoZone, Inc.*...........................................  1,271       36,224
 Avaya, Inc................................................  2,460       25,369
 Avery Dennison Corp. .....................................    984       53,997
 Avon Products, Inc. ......................................  2,091      100,107
 Baker Hughes, Inc. .......................................  2,911      120,988
 Ball Corp. ...............................................    246       11,331
 Bank of America Corp. .................................... 13,940      639,497

 Common Stocks, continued
                                                            Shares Market Value
                                                            ------ ------------

 Bank of New York Co., Inc. ...............................  6,437 $    355,242
 Bank One Corp. ........................................... 10,045      367,898
 Bard (C.R.), Inc. ........................................    451       21,000
 Barrick Gold Corp. .......................................  3,403       55,741
 Bausch & Lomb, Inc. ......................................    451       18,237
 Baxter International, Inc. ...............................  2,583      228,111
 BB&T Corp. ...............................................  3,444      128,504
 Bear Stearns Cos., Inc. ..................................  1,025       51,955
 Becton, Dickinson & Co. ..................................  2,173       75,240
 Bed Bath & Beyond, Inc.*..................................  2,460       55,043
 BellSouth Corp. .......................................... 16,195      662,983
 Bemis Co., Inc. ..........................................    451       15,137
 Best Buy Co., Inc.*.......................................  1,763       52,119
 Biogen, Inc.*.............................................  1,394       83,727
 Biomet, Inc. .............................................  1,476       58,579
 Black & Decker Corp. .....................................    779       30,576
 Block H & R, Inc. ........................................    861       35,624
 BMC Software, Inc.*.......................................  2,132       29,848
 Boeing Co. ...............................................  7,708      508,727
 Boise Cascade Corp. ......................................    492       16,544
 Boston Scientific Corp.*..................................  3,608       49,385
 Briggs & Stratton Corp. ..................................    205        9,097
 Bristol-Myers Squibb Co. ................................. 16,933    1,251,984
 Broadcom Corp.--Class A*..................................  2,050      172,200
 BroadVision, Inc.*........................................  2,337       27,606
 Brown-Forman Corp. .......................................    615       40,898
 Brunswick Corp. ..........................................    738       12,131
 Burlington Northern Santa Fe Corp. .......................  3,649      103,312
 Burlington Resources, Inc. ...............................  1,845       93,173
 Cabletron Systems*........................................  1,599       24,085
 Calpine Corp.*............................................  2,460      110,854
 Campbell Soup Co. ........................................  3,731      129,186
 Capital One Financial Corp. ..............................  1,722      113,329
 Cardinal Health, Inc. ....................................  2,419      240,993
 Carnival Corp.--Class A...................................  5,371      165,495
 Caterpillar, Inc. ........................................  3,075      145,486
 Cendant Corp.*............................................  6,191       59,588
 Centex Corp. .............................................    533       20,021
 CenturyTel, Inc. .........................................  1,230       43,973
 Ceridian Corp.*...........................................  1,271       25,341
 Charter One Financial, Inc. ..............................  1,968       56,826
 Chase Manhattan Corp.*....................................  8,857      402,440
 Chevron Corp. ............................................  5,576      470,824
 Chiron Corp.*.............................................  1,640       72,980
 Chubb Corp. ..............................................  1,558      134,767
 CIGNA Corp. ..............................................  1,394      184,426
 Cincinnati Financial Corp. ...............................  1,435       56,772
 Cinergy Corp. ............................................  1,394       48,964
 Circuit City Stores, Inc. ................................  1,763       20,275
 Cisco Systems, Inc.*...................................... 62,320    2,383,739
 CIT Group, Inc.--Class A..................................  2,378       47,857
 Citigroup, Inc. .......................................... 43,714    2,232,145
 Citrix Systems, Inc.*.....................................  1,558       35,055
 Clear Channel Communications, Inc.*.......................  5,084      246,256
 Clorox Co. ...............................................  2,050       72,775
 CMS Energy Corp. .........................................  1,025       32,480
 Coastal Corp. ............................................  1,886      166,557
 Coca-Cola Co. ............................................ 21,484    1,309,180
 Coca-Cola Enterprises, Inc. ..............................  3,772       71,668

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraBull ProFund                                              December 31, 2000

 Common Stocks, continued
                                                            Shares Market Value
                                                            ------ ------------

 Colgate-Palmolive Co. ....................................  4,961 $    320,233
 Comcast Corp.--Special Class A*...........................  7,667      320,097
 Comerica, Inc. ...........................................  1,394       82,769
 Compaq Computer Corp. .................................... 15,129      227,691
 Computer Associates International, Inc. ..................  4,756       92,742
 Computer Sciences Corp.*..................................  1,476       88,745
 Compuware Corp.*..........................................  3,116       19,475
 Comverse Technology, Inc.*................................  1,435      155,877
 ConAgra, Inc. ............................................  4,387      114,062
 Conexant Systems, Inc.*...................................  1,681       25,845
 Conoco, Inc.--Class B.....................................  5,453      157,796
 Conseco, Inc. ............................................  2,870       37,848
 Consolidated Edison, Inc. ................................  1,927       74,190
 Consolidated Stores Corp.*................................    984       10,455
 Constellation Energy Group, Inc. .........................  1,271       57,274
 Convergys Corp.*..........................................  1,353       61,308
 Cooper Industries, Inc. ..................................    820       37,669
 Cooper Tire & Rubber Co. .................................    615        6,534
 Coors (Adolph) Co.--Class B...............................    328       26,343
 Corning, Inc. ............................................  7,995      422,236
 Costco Wholesale Corp.*...................................  3,854      153,919
 Countrywide Credit Industries, Inc. ......................    984       49,446
 Crane Co. ................................................    574       16,323
 CSX Corp. ................................................  1,927       49,982
 Cummins Engine Co. .......................................    369       13,999
 CVS Corp. ................................................  3,444      206,425
 Dana Corp. ...............................................  1,435       21,973
 Danaher Corp. ............................................  1,271       86,905
 Darden Restaurants, Inc. .................................  1,148       26,261
 Deere & Co. ..............................................  2,050       93,916
 Dell Computer Corp.*...................................... 21,976      383,207
 Delphi Automotive Systems Corp. ..........................  4,879       54,889
 Delta Air Lines, Inc. ....................................  1,066       53,500
 Deluxe Corp. .............................................    656       16,577
 Devon Energy Corp. .......................................  1,066       64,994
 Dillard's, Inc.--Class A..................................    820        9,686
 Dollar General Corp. .....................................  2,870       54,171
 Dominion Resources, Inc. .................................  2,132      142,844
 Donnelley (R.R.) & Sons Co. ..............................  1,107       29,889
 Dover Corp. ..............................................  1,763       71,512
 Dow Chemical Co. .........................................  5,781      211,729
 Dow Jones & Co., Inc. ....................................    779       44,111
 DTE Energy Co. ...........................................  1,271       49,490
 Du Pont (E.I.) de Nemours.................................  9,020      435,779
 Duke Energy Corp. ........................................  3,198      272,630
 Dynegy, Inc.--Class A.....................................  2,706      151,705
 Eastman Chemical Co. .....................................    697       33,979
 Eastman Kodak Co. ........................................  2,829      111,392
 Eaton Corp. ..............................................    656       49,323
 Ecolab, Inc. .............................................  1,148       49,579
 Edison International......................................  3,034       47,406
 El Paso Energy Corp. .....................................  2,009      143,895
 Electronic Data Systems Corp. ............................  4,182      241,510
 Eli Lilly & Co. ..........................................  9,758      908,104
 EMC Corp.*................................................ 18,942    1,259,643
 Emerson Electric Co. .....................................  3,813      300,512
 Engelhard Corp. ..........................................  1,107       22,555
 Enron Corp. ..............................................  6,478      538,483
 Entergy Corp. ............................................  2,173       91,945

 Common Stocks, continued
                                                            Shares Market Value
                                                            ------ ------------

 EOG Resources, Inc. ......................................    902 $     49,328
 Equifax, Inc. ............................................  1,230       35,286
 Exelon Corp. .............................................  2,747      192,867
 Exxon Mobil Corp. ........................................ 30,012    2,609,167
 Fannie Mae................................................  8,733      757,588
 Federated Department Stores, Inc.*........................  1,845       64,575
 FedEx Corp.*..............................................  2,624      104,855
 Fifth Third Bancorp.......................................  4,059      242,525
 First Data Corp. .........................................  3,403      179,296
 First Union Corp. ........................................  8,569      238,325
 Firstar Corp. ............................................  8,610      200,183
 FirstEnergy Corp. ........................................  2,009       63,409
 Fleet Boston Financial Corp. .............................  8,077      303,392
 Fluor Corp................................................    656       21,689
 FMC Corp.*................................................    246       17,635
 Ford Motor Co. ........................................... 16,359      383,414
 Forest Laboratories, Inc.*................................    779      103,510
 Fortune Brands, Inc. .....................................  1,476       44,280
 FPL Group, Inc. ..........................................  1,599      114,728
 Franklin Resources, Inc. .................................  2,173       82,791
 Freddie Mac...............................................  6,068      417,934
 Freeport-McMoran Copper & Gold, Inc.--Class B*............  1,353       11,585
 Gannett Co., Inc. ........................................  2,296      144,792
 Gap, Inc. ................................................  7,421      189,236
 Gateway, Inc.*............................................  2,788       50,156
 General Dynamics Corp. ...................................  1,763      137,514
 General Electric Co. ..................................... 85,813    4,113,660
 General Mills, Inc. ......................................  2,624      116,932
 General Motors Corp. .....................................  4,879      248,524
 Genuine Parts Co. ........................................  1,558       40,800
 Georgia Pacific Corp. ....................................  1,975       61,472
 Gillette Co. .............................................  9,348      337,696
 Global Crossing Ltd.*.....................................  7,544      107,974
 Golden West Financial Corp. ..............................  1,435       96,863
 Goodrich (B.F.) Co. ......................................    984       35,793
 Goodyear Tire & Rubber Co. ...............................  1,394       32,048
 GPU, Inc. ................................................  1,066       39,242
 Grainger (W.W.), Inc. ....................................    820       29,930
 Great Lakes Chemical Corp. ...............................    492       18,296
 Guidant Corp.*............................................  2,706      145,955
 Halliburton Co. ..........................................  3,895      141,194
 Harcourt General, Inc. ...................................    615       35,178
 Harley-Davidson, Inc. ....................................  2,706      107,564
 Harrah's Entertainment, Inc.*.............................  1,025       27,034
 Hartford Financial Services Group, Inc. ..................  1,968      138,990
 Hasbro, Inc. .............................................  1,476       15,683
 HCA--The Healthcare Co. ..................................  4,920      216,529
 Healthsouth Corp.*........................................  3,280       53,505
 Heinz (H.J.) Co. .........................................  3,116      147,815
 Hercules, Inc. ...........................................    943       17,976
 Hershey Foods Corp. ......................................  1,189       76,542
 Hewlett-Packard Co. ...................................... 17,138      540,918
 Hilton Hotels Corp. ......................................  3,280       34,440
 Home Depot, Inc. ......................................... 20,254      925,354
 Homestake Mining Co. .....................................  2,214        9,271
 Honeywell International, Inc. ............................  6,847      323,949
 Household International, Inc. ............................  4,141      227,755
 Humana, Inc.*.............................................  1,435       21,884

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraBull ProFund                                              December 31, 2000

 Common Stocks, continued
                                                            Shares Market Value
                                                            ------ ------------

 Huntington Bancshares, Inc. ..............................  2,009 $     32,521
 Illinois Tool Works, Inc. ................................  2,583      153,849
 IMS Health, Inc. .........................................  2,624       70,848
 Inco Ltd.*................................................  1,681       28,174
 Ingersoll-Rand Co. .......................................  1,435       60,091
 Intel Corp. .............................................. 58,302    1,752,703
 International Business Machines Corp. .................... 15,211    1,292,935
 International Flavors & Fragrances, Inc. .................    943       19,155
 International Paper Co. ..................................  4,141      169,004
 Interpublic Group Cos., Inc. .............................  2,460      104,704
 Intuit, Inc.*.............................................  1,640       64,678
 ITT Industries, Inc. .....................................    779       30,186
 J.P. Morgan & Co. ........................................  2,074      343,247
 JDS Uniphase Corp.*.......................................  8,200      341,838
 Jefferson-Pilot Corp. ....................................    943       70,489
 Johnson & Johnson......................................... 12,054    1,266,422
 Johnson Controls, Inc. ...................................    738       38,376
 K Mart Corp.*.............................................  4,264       22,653
 Kaufman & Broad Home Corp. ...............................    410       13,812
 Kellogg Co. ..............................................  3,526       92,558
 Kerr-McGee Corp. .........................................    820       54,889
 KeyCorp...................................................  3,936      110,208
 KeySpan Corp. ............................................  1,107       46,909
 Kimberly-Clark Corp. .....................................  4,756      336,201
 Kinder Morgan, Inc. ......................................    984       51,353
 King Pharmaceuticals, Inc.*...............................  1,435       74,172
 KLA-Tencor Corp.*.........................................  1,558       52,485
 Knight Ridder, Inc. ......................................    656       37,310
 Kohls Corp.*..............................................  2,870      175,070
 Kroger Co.*...............................................  7,257      196,393
 Leggett & Platt, Inc. ....................................  1,722       32,610
 Lexmark International Group, Inc.*........................  1,107       49,054
 Limited, Inc. ............................................  3,772       64,360
 Lincoln National Corp. ...................................  1,722       81,472
 Linear Technology Corp. ..................................  2,665      123,256
 Liz Claiborne, Inc. ......................................    451       18,773
 Lockheed Martin Corp. ....................................  3,444      116,924
 Loews Corp. ..............................................    943       97,659
 Longs Drug Stores, Inc. ..................................    328        7,913
 Louisiana-Pacific Corp. ..................................    943        9,548
 Lowe's Cos., Inc. ........................................  3,321      147,785
 LSI Logic Corp.*..........................................  2,624       44,844
 Lucent Technologies, Inc. ................................ 28,905      390,218
 Manor Care, Inc.*.........................................    902       18,604
 Marriott International, Inc.--Class A.....................  2,173       91,809
 Marsh & McLennan Cos., Inc. ..............................  2,337      273,429
 Masco Corp. ..............................................  3,936      101,106
 Massey Energy Co. ........................................    752        9,588
 Mattel, Inc. .............................................  3,649       52,691
 Maxim Integrated Products, Inc.*..........................  2,460      117,619
 May Department Stores Co. ................................  2,911       95,335
 Maytag Corp. .............................................    656       21,197
 MBIA, Inc. ...............................................    902       66,861
 MBNA Corp. ...............................................  7,380      272,599
 McDermott International, Inc. ............................    533        5,730
 McDonald's Corp. ......................................... 11,357      386,137
 McGraw-Hill Cos., Inc. ...................................  1,722      100,952
 McKesson HBOC, Inc. ......................................  2,460       88,289
 Mead Corp. ...............................................    902       28,300

 Common Stocks, continued
                                                            Shares Market Value
                                                            ------ ------------

 MedImmune, Inc.*..........................................  1,722 $     82,118
 Medtronic, Inc. .......................................... 10,373      626,269
 Mellon Financial Corp. ...................................  4,223      207,719
 Merck & Co., Inc. ........................................ 19,967    1,869,410
 Mercury Interactive Corp.*................................    697       62,904
 Meredith Corp. ...........................................    451       14,517
 Merrill Lynch & Co., Inc. ................................  7,011      478,063
 MetLife, Inc. ............................................  6,560      229,600
 MGIC Investment Corp. ....................................    943       63,594
 Micron Technology, Inc.*..................................  4,674      165,927
 Microsoft Corp.*.......................................... 46,166    2,002,450
 Millipore Corp. ..........................................    410       25,830
 Minnesota Mining & Mfg. Co. ..............................  3,403      410,061
 Molex, Inc. ..............................................  1,722       61,131
 Moody's Corp. ............................................  1,435       36,862
 Morgan Stanley Dean Witter & Co. .........................  9,758      773,321
 Motorola, Inc. ........................................... 18,696      378,594
 Nabors Industries, Inc.*..................................  1,230       72,755
 National City Corp. ......................................  5,412      155,595
 National Semiconductor Corp.*.............................  1,517       30,530
 National Service Industries, Inc. ........................    328        8,426
 Navistar International Corp.*.............................    574       15,032
 NCR Corp.*................................................    820       40,283
 Network Appliance, Inc.*..................................  2,706      173,691
 New York Times Co.--Class A...............................  1,476       59,132
 Newell Rubbermaid, Inc. ..................................  2,501       56,898
 Newmont Mining Corp. .....................................  1,476       25,184
 Nextel Communications, Inc.--Class A*.....................  6,642      164,390
 Niagara Mohawk Holdings, Inc.*............................  1,476       24,631
 NICOR, Inc. ..............................................    410       17,707
 Nike, Inc.--Class B.......................................  2,501      139,587
 NiSource, Inc. ...........................................  1,257       38,653
 Nordstrom, Inc. ..........................................  1,230       22,371
 Norfolk Southern Corp. ...................................  3,280       43,665
 Nortel Networks Corp. .................................... 26,814      859,723
 Northern Trust Corp. .....................................  1,927      157,171
 Northrop Grumman Corp. ...................................    615       51,045
 Novell, Inc.*.............................................  2,952       15,406
 Novellus Systems, Inc.*...................................  1,107       39,783
 Nucor Corp. ..............................................    779       30,917
 Occidental Petroleum Corp. ...............................  3,239       78,546
 Office Depot, Inc.*.......................................  2,870       20,449
 Old Kent Financial Corp. .................................  1,025       44,844
 Omnicom Group.............................................  1,558      129,119
 ONEOK, Inc. ..............................................    246       11,854
 Oracle Corp.*............................................. 48,462    1,408,427
 PACCAR, Inc. .............................................    697       34,327
 Pactiv Corp.*.............................................  1,476       18,266
 Pall Corp. ...............................................  1,107       23,593
 Palm, Inc.*...............................................  4,920      139,298
 Parametric Technology Corp.*..............................  2,378       31,954
 Parker Hannifin Corp. ....................................    984       43,419
 Paychex, Inc. ............................................  3,321      161,484
 Penney (J.C.) Co. ........................................  2,255       24,523
 Peoples Energy Corp. .....................................    287       12,843
 PeopleSoft, Inc.*.........................................  2,460       91,481
 PepsiCo, Inc. ............................................ 12,505      619,778
 PerkinElmer, Inc. ........................................    410       43,050
 Pfizer, Inc. ............................................. 54,653    2,514,037

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraBull ProFund                                              December 31, 2000

 Common Stocks, continued
                                                           Shares Market Value
                                                           ------ ------------

 PG&E Corp. ..............................................  3,321 $     66,420
 Pharmacia Corp. ......................................... 11,152      680,272
 Phelps Dodge Corp. ......................................    697       38,901
 Philip Morris Cos., Inc. ................................ 19,270      847,880
 Phillips Petroleum Co. ..................................  2,214      125,921
 Pinnacle West Capital Corp. .............................    738       35,147
 Pitney Bowes, Inc. ......................................  2,337       77,414
 Placer Dome, Inc. .......................................  2,788       26,835
 PNC Bank Corp. ..........................................  2,583      188,720
 Potlatch Corp. ..........................................    246        8,256
 Power-One, Inc.*.........................................    574       22,565
 PPG Industries, Inc. ....................................  1,517       70,256
 PPL Corp. ...............................................  1,271       57,433
 Praxair, Inc. ...........................................  1,394       61,859
 Procter & Gamble Co. .................................... 11,275      884,382
 Progress Energy, Inc. ...................................  1,722       84,701
 Progressive Corp. .......................................    656       67,978
 Providian Financial Corp. ...............................  2,542      146,165
 Public Service Enterprise Group, Inc. ...................  1,927       93,700
 Pulte Corp. .............................................    369       15,567
 QLogic Corp.*............................................    697       53,669
 Quaker Oats Co. .........................................  1,189      115,779
 Qualcomm, Inc.*..........................................  6,478      532,411
 Quintiles Transnational Corp.*...........................  1,025       21,461
 Qwest Communications International, Inc.*................ 14,350      588,350
 RadioShack Corp. ........................................  1,681       71,968
 Ralston-Ralston Purina Group.............................  2,829       73,908
 Raytheon Co.--Class B....................................  2,952       91,697
 Reebok International Ltd.*...............................    492       13,451
 Regions Financial Corp. .................................  1,927       52,631
 Reliant Energy, Inc. ....................................  2,583      111,876
 Robert Half International, Inc.*.........................  1,640       43,460
 Rockwell International Corp. ............................  1,681       80,058
 Rohm & Haas Co. .........................................  1,886       68,485
 Rowan Cos., Inc.*........................................    820       22,140
 Royal Dutch Petroleum Co.--ADR........................... 18,614    1,127,309
 Ryder System, Inc. ......................................    492        8,180
 Sabre Holdings Corp.*....................................  1,107       47,739
 Safeco Corp. ............................................  1,148       37,741
 Safeway, Inc.*...........................................  4,469      279,312
 Sanmina Corp.*...........................................  1,312      100,532
 Sapient Corp.*...........................................    984       11,747
 Sara Lee Corp. ..........................................  7,216      177,243
 SBC Communications, Inc. ................................ 29,315    1,399,790
 Schering-Plough Corp. ................................... 12,669      718,966
 Schlumberger Ltd. .......................................  4,879      390,015
 Schwab (Charles) Corp. .................................. 11,972      339,706
 Scientific-Atlanta, Inc. ................................  1,394       45,392
 Sealed Air Corp.*........................................    738       22,509
 Sears, Roebuck & Co. ....................................  2,911      101,157
 Sempra Energy............................................  1,763       40,990
 Sherwin-Williams Co. ....................................  1,435       37,758
 Siebel Systems, Inc.*....................................  3,731      252,309
 Sigma-Aldrich Corp. .....................................    738       29,013
 Snap-on, Inc. ...........................................    533       14,857
 Solectron Corp.*.........................................  5,494      186,247
 Southern Co. ............................................  5,945      197,671
 SouthTrust Corp. ........................................  1,476       60,055

 Common Stocks, continued
                                                           Shares Market Value
                                                           ------ ------------

 Southwest Airlines Co. ..................................  4,387 $    147,096
 Sprint Corp. (FON Group).................................  7,585      154,070
 Sprint Corp. (PCS Group)*................................  8,077      165,074
 St. Jude Medical, Inc.*..................................    738       45,341
 St. Paul Companies, Inc. ................................  1,804       97,980
 Stanley Works............................................    779       24,295
 Staples, Inc.*...........................................  4,100       48,431
 Starbucks Corp.*.........................................  1,640       72,570
 Starwood Hotels & Resorts Worldwide, Inc. ...............  1,640       57,810
 State Street Corp. ......................................  1,394      173,149
 Stilwell Financial, Inc. ................................  1,968       77,613
 Stryker Corp. ...........................................  1,640       82,968
 Summit Bancorp...........................................  1,517       57,930
 Sun Microsystems, Inc.*.................................. 27,880      777,155
 Sunoco, Inc. ............................................    779       26,243
 SunTrust Banks, Inc. ....................................  2,583      162,729
 SuperValu, Inc. .........................................  1,107       15,360
 Symbol Technologies, Inc. ...............................  1,312       47,232
 Synovus Financial Corp. .................................  2,419       65,162
 Sysco Corp. .............................................  5,740      172,200
 T. Rowe Price Group, Inc. ...............................  1,066       45,055
 Target Corp. ............................................  7,790      251,227
 Tektronix, Inc. .........................................    820       27,624
 Tellabs, Inc.*...........................................  3,526      199,219
 Temple-Inland, Inc. .....................................    492       26,384
 Tenet Healthcare Corp. ..................................  2,788      123,892
 Teradyne, Inc.*..........................................  1,476       54,981
 Texaco, Inc. ............................................  4,838      300,561
 Texas Instruments, Inc. ................................. 14,965      708,967
 Textron, Inc. ...........................................  1,312       61,008
 Thermo Electron Corp.*...................................  1,394       41,472
 Thomas & Betts Corp. ....................................    492        7,964
 Tiffany & Co. ...........................................  1,230       38,899
 Time Warner, Inc. ....................................... 11,480      599,715
 Timken Co. ..............................................    533        8,062
 TJX Cos., Inc. ..........................................  2,706       75,092
 Torchmark Corp. .........................................  1,148       44,126
 Tosco Corp. .............................................  1,271       43,135
 Toys R Us, Inc.*.........................................  1,845       30,788
 Transocean Sedco Forex, Inc. ............................  1,886       86,756
 Tribune Co. .............................................  2,624      110,864
 Tricon Global Restaurants, Inc.*.........................  1,353       44,649
 TRW, Inc. ...............................................  1,066       41,308
 Tupperware Corp. ........................................    492       10,055
 TXU Corp. ...............................................  2,419      107,192
 Tyco International Ltd. ................................. 15,047      835,108
 U.S. Bancorp.............................................  6,437      187,880
 Unilever NV--ADR.........................................  5,043      317,394
 Union Carbide Corp. .....................................  1,148       61,777
 Union Pacific Corp. .....................................  2,173      110,279
 Union Planters Corp. ....................................  1,230       43,973
 Unisys Corp.*............................................  2,706       39,575
 United Technologies Corp. ...............................  4,059      319,139
 UnitedHealth Group, Inc. ................................  2,788      171,114
 Unocal Corp. ............................................  2,132       82,482
 UnumProvident Corp. .....................................  2,214       59,501
 US Airways Group, Inc.*..................................    615       24,946
 USA Education, Inc. .....................................  1,394       94,792

              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
UltraBull ProFund                                             December 31, 2000

 Common Stocks, continued
                                                          Shares   Market Value
                                                         --------- ------------

 UST, Inc. .............................................   1,517   $     42,571
 USX-Marathon Group, Inc. ..............................   2,747         76,229
 USX-U.S. Steel Group, Inc. ............................     779         14,022
 Veritas Software Corp.*................................   3,567        312,113
 Verizon Communications, Inc. ..........................  23,370      1,171,420
 VF Corp. ..............................................   1,025         37,146
 Viacom, Inc.--Class B*.................................  13,038        609,526
 Visteon Corp. .........................................   1,025         11,788
 Vitesse Semiconductor Corp.*...........................   1,394         77,106
 Vulcan Materials Co. ..................................     902         43,183
 Wachovia Corp. ........................................   1,763        102,474
 Wal-Mart Stores, Inc. .................................  38,786      2,060,505
 Walgreen Co. ..........................................   8,692        363,433
 Walt Disney Co. .......................................  17,958        519,660
 Washington Mutual, Inc. ...............................   4,674        248,014
 Waste Management, Inc. ................................   5,330        147,908
 Watson Pharmaceuticals, Inc.*..........................     861         44,072
 Wellpoint Health Networks, Inc.*.......................     574         66,154
 Wells Fargo & Co.......................................  14,801        824,230
 Wendy's International, Inc. ...........................   1,066         27,983
 Westvaco Corp. ........................................     861         25,130
 Weyerhaeuser Co. ......................................   2,050        104,037
 Whirlpool Corp.........................................     656         31,283
 Willamette Industries, Inc.............................     984         46,187
 Williams Cos., Inc.....................................   3,854        153,919
 Winn-Dixie Stores, Inc.................................   1,312         25,420
 WorldCom, Inc.*........................................  24,682        347,091
 Worthington Industries, Inc. ..........................     738          5,950
 Wrigley (WM.) JR Co. ..................................   1,025         98,208
 Xcel Energy, Inc.......................................   2,911         84,601
 Xerox Corp.............................................   5,863         27,116
 Xilinx, Inc.*..........................................   2,788        128,597
 Yahoo!, Inc.*..........................................   4,633        139,785
                                                                   ------------
 TOTAL COMMON STOCKS
  (Cost $97,590,276)....................................            101,860,585
                                                                   ------------
 Rights/Warrants (0.0%)
 NiSource, Inc.--Sails*.................................     360            990
 Progress Energy, Inc.--CVO*............................     987              0
                                                                   ------------
 TOTAL RIGHTS/WARRANTS
  (Cost $756)...........................................                    990
                                                                   ------------
 Options Purchased (4.9%)
                                                         Contracts
                                                         ---------
 S&P 500 Call Option expiring
  January 2001 @ 925....................................      54      5,521,500
 S&P 500 Put Option expiring
  January 2001 @ 700....................................     400          3,000
                                                                   ------------
 TOTAL OPTIONS PURCHASED
  (Cost $5,811,816).....................................              5,524,500
                                                                   ------------

 U.S. Treasury Notes (15.5%)
                                                       Principal     Market
                                                        Amount       Value
                                                      ----------- ------------
 U.S. Treasury Note, 5.50%, 08/31/01................. $17,372,000 $ 17,350,285
                                                                  ------------
 TOTAL U.S. TREASURY NOTES
  (Cost $17,350,551).................................               17,350,285
                                                                  ------------
 TOTAL INVESTMENTS
  (Cost $120,753,399)(a) (111.1%)....................              124,736,360
 Liabilities in excess of other
  assets (-11.1%)....................................              (12,473,456)
                                                                  ------------
 TOTAL NET ASSETS (100.0%)...........................             $112,262,904
                                                                  ============

-----
Percentages indicated are based on net assets of $112,262,904.

 Futures Contracts Purchased
                                                                          Unrealized
                                                               Contracts     Gain
                                                               --------- ------------
 S&P 500 Future Contract expiring
  March 2001 (Underlying face amount at value $105,719,500)..     317    $  9,772,932

-----
* Non-income producing
(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $59,483,034 for wash sales and $(287,316) for options. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized
       appreciation........... $  6,437,604
      Unrealized
       depreciation...........  (61,650,361)
                               ------------
      Net unrealized
       depreciation........... $(55,212,757)
                               ============

ADR--American Depositary Receipt
CVO--Contingent Value Obligation
              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraBull ProFund                                              December 31, 2000


The UltraBull ProFund's investment concentration based on net assets, by industry, as of December 31, 2000, was as follows:

Aerospace & Defense........................................................ 1.4%
Airlines................................................................... 0.2%
Automotive................................................................. 0.8%
Banking.................................................................... 5.7%
Biotechnology.............................................................. 0.7%
Building & Construction.................................................... 0.2%
Business Services.......................................................... 1.1%
Chemicals.................................................................. 1.0%
Computer Services.......................................................... 0.5%
Computer Software.......................................................... 4.7%
Computers.................................................................. 6.6%
Consumer Products.......................................................... 2.2%
Containers & Packaging..................................................... 0.1%
Electrical & Electronics................................................... 1.2%
Energy & Utilities......................................................... 9.3%
Environmental Services..................................................... 0.2%
Financial Services......................................................... 6.1%
Food & Beverage............................................................ 3.7%
Health Care................................................................ 2.9%
Home Furnishings........................................................... 0.1%
Insurance.................................................................. 4.2%
Machinery & Equipment...................................................... 5.8%
Media...................................................................... 2.7%
Metals & Mining............................................................ 0.5%
Office Equipment & Supplies................................................ 0.1%
Paper & Forest Products.................................................... 0.4%
Pharmaceuticals............................................................ 8.8%
Retail & Wholesale......................................................... 5.9%
Semiconductors............................................................. 3.7%
Telecommunications......................................................... 8.0%
Textiles & Apparel......................................................... 0.2%
Tobacco.................................................................... 0.8%
Toys....................................................................... 0.1%
Transportation............................................................. 0.4%
Travel & Entertainment..................................................... 0.4%
Other...................................................................... 9.3%

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund

 Statement of Assets and Liabilities
                                                               December 31, 2000

Assets:
 Investments, at value (cost $120,753,399).......................  $124,736,360
 Cash............................................................     2,100,297
 Dividends and interest receivable...............................       452,508
 Receivable for investments sold.................................    49,582,239
 Variation margin on futures contracts...........................       672,491
 Prepaid expenses................................................        71,623
 Deferred organization costs.....................................         5,054
                                                                   ------------
 Total Assets....................................................   177,620,572
Liabilities:
 Payable for investments purchased...............................       297,082
 Payable for capital shares redeemed.............................    64,783,243
 Advisory fees payable...........................................       104,224
 Management servicing fees payable...............................        20,845
 Administration fees payable.....................................         3,270
 Shareholder servicing fees payable--Service Class...............        81,666
 Other accrued expenses..........................................        67,338
                                                                   ------------
 Total Liabilities...............................................    65,357,668
                                                                   ------------
Net Assets.......................................................  $112,262,904
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $189,346,324
 Accumulated undistributed net investment income.................            74
 Accumulated net realized losses on investments and futures
  contracts......................................................   (90,839,387)
 Net unrealized appreciation on investments and futures
  contracts......................................................    13,755,893
                                                                   ------------
Total Net Assets.................................................  $112,262,904
                                                                   ============
Investor Shares:
 Net Assets......................................................  $ 80,339,625
 Shares of Beneficial Interest Outstanding.......................     4,763,925
 Net Asset Value (offering and redemption price per share).......  $      16.86
                                                                   ============
Service Shares:
 Net Assets......................................................  $ 31,923,279
 Shares of Beneficial Interest Outstanding.......................     1,942,913
 Net Asset Value (offering and redemption price per share).......  $      16.43
                                                                   ============

 Statement of Operations
                                            For the year ended December 31, 2000

Investment Income:
 Interest........................................................  $  1,974,721
 Dividends (net of foreign taxes of $6,333)......................     1,589,523
                                                                   ------------
 Total Income....................................................     3,564,244
Expenses:
 Advisory fees...................................................     1,396,815
 Management servicing fees.......................................       279,366
 Administration fees.............................................       163,428
 Shareholder servicing fees--Service Class.......................       592,836
 Transfer agent fees.............................................       276,252
 Registration and filing fees....................................       197,121
 Custody fees....................................................       184,505
 Fund accounting fees............................................        71,304
 Other fees......................................................        99,733
                                                                   ------------
 Total expenses..................................................     3,261,360
                                                                   ------------
Net Investment Income............................................       302,884
                                                                   ------------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and futures contracts........   (78,469,579)
 Net change in unrealized appreciation on investments and futures
  contracts......................................................      (497,783)
                                                                   ------------
 Net realized and unrealized losses on investments and futures
  contracts......................................................   (78,967,362)
                                                                   ------------
Decrease in Net Assets Resulting from Operations.................  $(78,664,478)
                                                                   ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund

 Statements of Changes in Net Assets

                                                  For the           For the
                                                year ended        year ended
                                             December 31, 2000 December 31, 1999
                                             ----------------- -----------------
Change in Net Assets:
Operations:
 Net investment income.....................   $       302,884   $     2,607,194
 Net realized gains/(losses) on investments
  and futures contracts....................       (78,469,579)        6,669,872
 Net change in unrealized appreciation on
  investments and futures contracts........          (497,783)        5,931,016
                                              ---------------   ---------------
 Net increase/(decrease) in net assets
  resulting from operations................       (78,664,478)       15,208,082
Distributions to Shareholders from:
 Net investment income
 Investor shares...........................          (339,808)         (204,707)
 In excess of net realized gains on
  investments and futures contracts
 Investor shares...........................          (557,876)         (647,991)
 Service shares............................          (222,979)         (303,424)
                                              ---------------   ---------------
 Net decrease in net assets resulting from
  distributions............................        (1,120,663)       (1,156,122)
Capital Share Transactions:
 Proceeds from shares issued...............     4,356,158,454     2,661,938,799
 Dividends reinvested......................         1,008,479         1,112,789
 Cost of shares redeemed...................    (4,391,325,618)   (2,552,742,699)
                                              ---------------   ---------------
 Net increase/(decrease) in net assets
  resulting from capital share
  transactions.............................       (34,158,685)      110,308,889
                                              ---------------   ---------------
 Total increase/(decrease) in net assets...      (113,943,826)      124,360,849
Net Assets:
 Beginning of year.........................       226,206,730       101,845,881
                                              ---------------   ---------------
 End of year...............................   $   112,262,904   $   226,206,730
                                              ===============   ===============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                     Investor Class
                         -----------------------------------------------------------------------
                                                                                For the period
                              For the           For the           For the      from November 28,
                            year ended        year ended        year ended        1997(a) to
                         December 31, 2000 December 31, 1999 December 31, 1998 December 31, 1997
                         ----------------- ----------------- ----------------- -----------------
Net Asset Value,
 Beginning of Period....    $     23.67      $      18.36       $     12.86       $    12.50
                            -----------      ------------       -----------       ----------
 Net investment income..           0.10(b)           0.35              0.39(b)          0.01
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....          (6.80)             5.08              5.13             0.35
                            -----------      ------------       -----------       ----------
 Total income/(loss)
  from investment
  operations............          (6.70)             5.43              5.52             0.36
                            -----------      ------------       -----------       ----------
Distribution to
 Shareholders from:
 Net investment income..          (0.04)            (0.03)            (0.01)              --
 Net realized gain on
  investments and
  futures contracts.....             --                --             (0.01)              --
 In excess of net
  realized gain on
  investments and
  futures contracts.....          (0.07)            (0.09)               --               --
                            -----------      ------------       -----------       ----------
 Total distributions....          (0.11)            (0.12)            (0.02)              --
                            -----------      ------------       -----------       ----------
Net Asset Value, End of
 Period.................    $     16.86      $      23.67       $     18.36       $    12.86
                            ===========      ============       ===========       ==========
Total Return............         (28.33)%           29.56%            42.95%            2.90%(c)
Ratios/Supplemental
 Data:
Net assets, end of
 year...................    $80,339,625      $155,987,050       $90,854,397       $6,043,740
Ratio of expenses to
 average net assets.....           1.44%             1.34%             1.50%            1.33%(d)
Ratio of net investment
 income to average net
 assets.................           0.49%             1.99%             2.43%            2.26%(d)
Ratio of expenses to
 average net assets*....           1.44%             1.36%             1.70%           12.69%(d)
Portfolio turnover(e)...           1111%              764%               --               --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
UltraBull ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                       Service Class
                         ---------------------------------------------------------------------------
                              For the            For the           For the      For the period from
                            year ended         year ended        year ended     November 28, 1997(a)
                         December 31, 2000  December 31, 1999 December 31, 1998 to December 31, 1997
                         -----------------  ----------------- ----------------- --------------------
Net Asset Value,
 Beginning of Period....    $     23.27        $     18.19       $     12.86         $    12.50
                            -----------        -----------       -----------         ----------
 Net investment
  income/(loss).........          (0.11)(b)           0.08              0.24(b)            0.01
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....          (6.66)              5.09              5.10               0.35
                            -----------        -----------       -----------         ----------
 Total income/(loss)
  from investment
  operations............          (6.77)              5.17              5.34               0.36
                            -----------        -----------       -----------         ----------
Distribution to
 Shareholders from:
 Net investment income..             --                 --                --(c)              --
 Net realized gain on
  investments and
  futures contracts.....             --                 --             (0.01)                --
 In excess of net
  realized gain on
  investments and
  futures contracts.....          (0.07)             (0.09)               --                 --
                            -----------        -----------       -----------         ----------
 Total distributions....          (0.07)             (0.09)            (0.01)                --
                            -----------        -----------       -----------         ----------
Net Asset Value, End of
 Period.................    $     16.43        $     23.27       $     18.19         $    12.86
                            ===========        ===========       ===========         ==========
Total Return............         (29.12)%            28.42%            41.48%              2.90%(d)
Ratios/Supplemental
 Data:
Net assets, end of
 year...................    $31,923,279        $70,219,680       $10,991,484         $2,394,297
Ratio of expenses to
 average net assets.....           2.43%              2.34%             2.39%              1.33%(e)
Ratio of net investment
 income/(loss) to
 average net assets.....          (0.54)%             0.79%             1.53%              1.69%(e)
Ratio of expenses to
 average net assets*....           2.43%              2.36%             2.84%             13.69%(e)
Portfolio turnover(f)...           1111%               764%               --                 --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Distribution per share was less than $0.005.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

                           The UltraMid-Cap ProFund

  Launched on February 8, 2000, the investment objective of the UltraMid-Cap ProFund is to provide daily investment results that correspond to 200% of the performance of the S&P MidCap 400 Index. The index consists of the common stocks of 400 medium capitalized U.S. corporations selected for their size and the frequency and ease with which their stocks trade. Since its inception, the Fund's performance has tracked its benchmark with a statistical correlation of over .99. For the same period, the Fund (Investor Shares) produced a return of 10.00%*, while the S&P MidCap 400 Index had a return of 15.59%.

                                    [GRAPH]

UltraMid-Cap-Investor
2/8/00   10,000
3/31/00  12,047
6/30/00  10,553
9/30/00  12,717
12/31/00         11,000





UltraMid-Cap-Service
2/8/00   10,000
3/31/00  12,023
6/30/00  10,503
9/30/00  12,617
12/31/00         10,887





S&P MidCap 400 Index
2/7/00   10,000
3/31/00  11,178
6/30/00  10,777
9/30/00  12,053
12/31/00         11,559

Value of a $10,000 Investment
-------------------------------
Average Annual Total Return
    as of 12/31/00
-------------------------------
                     Since
                   Inception
                   (2/8/00)
-------------------------------
Investor            10.00%
-------------------------------
Service              8.87%


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the UltraMid-Cap ProFund is measured against the S&P MidCap 400 Index, an unmanaged index generally representative of the performance of medium sized companies as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.



The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                       Schedule of Portfolio Investments
UltraMid-Cap ProFund                                           December 31, 2000

 Common Stocks (93.0%)
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 3Com Corp.*................................................ 13,685 $   116,322
 Abercrombie & Fitch Co.--Class A*..........................  3,885      77,700
 ACNielsen Corp.*...........................................  2,275      82,469
 Acxiom Corp.*..............................................  3,465     134,918
 ADTRAN, Inc.*..............................................  1,505      31,981
 Advanced Fibre Communications, Inc.*.......................  3,150      56,897
 Affiliated Computer Services, Inc.--Class A*...............  2,065     125,320
 AGCO Corp. ................................................  2,345      28,433
 AGL Resources, Inc. .......................................  2,100      46,331
 Airborne, Inc. ............................................  1,890      18,428
 Airgas, Inc.*..............................................  2,590      17,644
 AK Steel Holding Corp. ....................................  4,200      36,750
 Alaska Air Group, Inc.*....................................  1,050      31,238
 Albany International Corp.--Class A*.......................  1,190      15,991
 Albemarle Corp. ...........................................  1,785      44,179
 Alexander & Baldwin, Inc. .................................  1,575      41,344
 ALLETE.....................................................  2,905      72,080
 Alliant Energy Corp. ......................................  3,080      98,175
 Allmerica Financial Corp. .................................  2,065     149,712
 American Eagle Outfitters, Inc.*...........................  1,820      76,895
 American Financial Group, Inc. ............................  2,310      61,359
 American Standard Cos.*....................................  2,695     132,897
 American Water Works Co., Inc. ............................  3,850     113,094
 AmeriCredit Corp.*.........................................  3,045      82,976
 Amerisource Health Corp.--Class A*.........................  2,030     102,515
 Ametek, Inc. ..............................................  1,260      32,681
 ANTEC Corp.*...............................................  1,505      11,899
 Apogent Technologies, Inc.*................................  4,095      83,948
 Apollo Group, Inc.--Class A*...............................  2,975     146,333
 Apria Healthcare Group, Inc.*..............................  2,065      61,434
 Arrow Electronics, Inc.*...................................  3,850     110,206
 Arthur J. Gallagher & Co. .................................  1,540      97,983
 ArvinMeritor, Inc. ........................................  2,765      31,452
 Associated Banc-Corp. .....................................  2,625      79,734
 Astoria Financial Corp. ...................................  1,960     106,453
 Atlas Air, Inc.*...........................................  1,505      49,101
 Atmel Corp.*............................................... 18,200     211,574
 Avnet, Inc. ...............................................  3,605      77,508
 Avocent Corp.*.............................................  1,680      45,360
 Bandag, Inc. ..............................................    805      32,653
 Banknorth Group, Inc. .....................................  5,670     113,046
 Banta Corp. ...............................................    945      24,022
 Barnes & Noble, Inc.*......................................  2,520      66,780
 Barr Laboratories, Inc.*...................................  1,365      99,560
 Beckman Coulter, Inc. .....................................  2,310      96,876
 Belo (A.H.) Corp.--Class A.................................  4,445      71,120
 Bergen Brunswig Corp.--Class A.............................  5,250      83,108
 BJ Services Co.*...........................................  3,255     224,188
 BJ's Wholesale Club, Inc.*.................................  2,835     108,793
 Black Hills Corp. .........................................    910      40,723
 Blyth, Inc. ...............................................  1,890      45,597
 Bob Evans Farms, Inc. .....................................  1,365      29,092
 Borders Group, Inc.*.......................................  3,080      35,998
 BorgWarner, Inc. ..........................................  1,015      40,600
 Bowater, Inc. .............................................  1,960     110,496
 Brinker International, Inc.*...............................  2,555     107,949
 Broadwing, Inc.*...........................................  8,435     192,423
 C.H. Robinson Worldwide, Inc. .............................  3,290     103,429

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Cabot Corp. ...............................................  2,590 $    68,311
 Cabot Microelectronics Corp.*..............................    910      47,263
 Cadence Design Systems, Inc.*..............................  9,590     263,725
 Callaway Golf Co. .........................................  2,905      54,106
 Carlisle Companies, Inc. ..................................  1,190      51,096
 Carpenter Technology Corp. ................................    875      30,625
 Carter-Wallace, Inc. ......................................  1,785      59,574
 Catalina Marketing Corp.*..................................  2,170      84,494
 CBRL Group, Inc. ..........................................  2,205      40,103
 CDW Computer Centers, Inc.*................................  3,430      95,611
 CheckFree Holdings Corp.*..................................  2,975     128,111
 Choicepoint, Inc.*.........................................  1,575     103,261
 Chris-Craft Industries, Inc.*..............................  1,365      90,773
 Church & Dwight, Inc. .....................................  1,505      33,486
 Cintas Corp. ..............................................  6,580     349,974
 Cirrus Logic, Inc.*........................................  3,010      56,438
 City National Corp. .......................................  1,855      71,997
 Claire's Stores, Inc. .....................................  1,995      35,785
 Clayton Homes, Inc. .......................................  5,390      61,985
 CLECO Corp. ...............................................    875      47,906
 CNF, Inc. .................................................  1,890      63,906
 Comdisco, Inc. ............................................  5,950      68,053
 Commscope, Inc.*...........................................  1,995      33,042
 Compass Bancshares, Inc. ..................................  4,725     112,809
 Concord EFS, Inc.*.........................................  8,435     370,612
 Conectiv, Inc. ............................................  3,465      69,517
 Cooper Cameron Corp.*......................................  2,100     138,731
 COR Therapeutics, Inc.*....................................  2,135      75,125
 Covance, Inc.*.............................................  2,275      24,456
 Credence Systems Corp.*....................................  2,065      47,495
 Crompton Corp. ............................................  4,375      45,938
 CSG Systems International, Inc.*...........................  2,065      96,926
 Cypress Semiconductor Corp.*...............................  5,145     101,292
 Cytec Industries, Inc.*....................................  1,575      62,902
 Dallas Semiconductor Corp. ................................  2,380      60,988
 Dean Foods Co. ............................................  1,400      42,963
 Dentsply International, Inc. ..............................  1,995      78,054
 DeVRY, Inc.*...............................................  2,730     103,058
 Dial Corp. ................................................  3,710      40,810
 Diebold, Inc. .............................................  2,800      93,450
 Dime Bancorp, Inc. ........................................  4,235     125,197
 Dole Food Co., Inc. .......................................  2,170      35,534
 Dollar Tree Stores, Inc.*..................................  4,200     102,900
 Donaldson Co., Inc. .......................................  1,750      48,672
 DPL, Inc. .................................................  5,005     166,103
 DQE, Inc. .................................................  2,170      71,068
 Dreyer's Grand Ice Cream, Inc. ............................  1,120      36,120
 DSP Group, Inc.*...........................................  1,050      22,099
 DST Systems, Inc.*.........................................  4,865     325,954
 Dun & Bradstreet Corp.*....................................  3,185      82,412
 Dycom Industries, Inc.*....................................  1,645      59,117
 E*TRADE Group, Inc.*....................................... 12,215      90,086
 Edwards (A.G.) Inc. .......................................  3,150     149,428
 Edwards Lifesciences Corp.*................................  2,275      40,381
 EGL, Inc.*.................................................  1,820      43,566
 Electronic Arts, Inc.*.....................................  5,180     220,798
 Emmis Communications Corp.*................................  1,820      52,211
 Energizer Holdings, Inc.*..................................  3,745      80,049
 Energy East Corp. .........................................  4,620      90,956

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraMid-Cap ProFund                                           December 31, 2000

 Common Stocks, continued
                                                                     Market
                                                            Shares    Value
                                                            ------ -----------

 Ensco International, Inc. ................................  5,425 $   184,789
 Everest Re Group Ltd. ....................................  1,785     127,851
 Expeditors International of Washington, Inc. .............  1,995     107,106
 Express Scripts, Inc.--Class A*...........................  1,505     153,886
 Family Dollar Stores, Inc. ...............................  6,685     143,309
 Fastenal Co. .............................................  1,470      80,666
 Federal Signal Corp. .....................................  1,785      35,031
 Ferro Corp. ..............................................  1,330      30,590
 First Health Group Corp.*.................................  1,855      86,373
 First Tennessee National Corp. ...........................  5,040     145,845
 First Virginia Banks, Inc. ...............................  1,785      85,680
 FirstMerit Corp. .........................................  3,430      91,699
 Fiserv, Inc.*.............................................  4,830     229,123
 Flowers Industries, Inc. .................................  3,920      61,740
 Flowserve Corp.*..........................................  1,470      31,421
 Fuller (H. B.) Co. .......................................    560      22,094
 Furniture Brands International, Inc.*.....................  1,925      40,545
 Galileo International, Inc. ..............................  3,465      69,300
 Gartner Group, Inc.--Class B*.............................  3,360      21,302
 GATX Corp. ...............................................  1,855      92,518
 Genzyme Corp.--General Division*..........................  3,710     333,668
 Georgia-Pacific Timber Corp. .............................  3,115      93,255
 Gilead Sciences, Inc.*....................................  1,855     153,849
 Glatfelter (P.H.) Co. ....................................  1,645      20,480
 Global Marine, Inc.*......................................  6,860     194,653
 Granite Construction, Inc. ...............................  1,050      30,384
 Grant Prideco, Inc.*......................................  4,235      92,905
 Greater Bay Bancorp ......................................  1,575      64,575
 GreenPoint Financial Corp. ...............................  3,955     161,908
 GTECH Holdings Corp.*.....................................  1,365      28,068
 Hanover Compressor Co.*...................................  2,310     102,939
 Harris Corp. .............................................  2,625      80,391
 Harsco Corp. .............................................  1,575      38,883
 Harte-Hanks, Inc. ........................................  2,625      62,180
 Hawaiian Electric Industries, Inc. .......................  1,295      48,158
 Health Management Associates, Inc.--Class A*..............  9,485     196,814
 Health Net, Inc.*.........................................  4,795     125,569
 Helmerich & Payne, Inc. ..................................  1,960      85,995
 Henry (Jack) & Associates, Inc. ..........................  1,680     104,370
 Herman Miller, Inc. ......................................  3,045      87,544
 Hibernia Corp. ...........................................  6,195      78,986
 Hillenbrand Industries, Inc. .............................  2,450     126,175
 Hispanic Broadcasting Corp.--Class A*.....................  4,270     108,885
 HON Industries, Inc. .....................................  2,345      59,798
 Horace Mann Educators Corp. ..............................  1,575      33,666
 Hormel Foods Corp. .......................................  5,460     101,693
 Houghton Mifflin Co. .....................................  1,190      55,186
 Hubbell, Inc.--Class B....................................  2,310      61,215
 IBP, Inc. ................................................  4,130     110,477
 ICN Pharmaceuticals, Inc. ................................  3,115      95,592
 IDACORP, Inc. ............................................  1,470      72,122
 IDEC Pharmaceuticals Corp.*...............................  1,855     351,638
 Imation Corp.*............................................  1,365      21,158
 IMC Global, Inc. .........................................  4,480      69,720
 Incyte Genomics, Inc.*....................................  2,520      62,685
 InFocus Corp.*............................................  1,505      22,199
 Informix Corp.*........................................... 10,920      32,419

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Integrated Device Technology, Inc.*........................  4,130 $   136,806
 International Game Technology*.............................  2,835     136,080
 International Rectifier Corp.*.............................  2,415      72,450
 International Speedway Corp. ..............................  2,065      78,470
 Interstate Bakeries Corp. .................................  1,960      27,563
 Investment Technology Group, Inc.*.........................  1,225      51,144
 Investors Financial Services Corp. ........................  1,155      99,330
 IPALCO Enterprises, Inc. ..................................  3,430      82,963
 IVAX Corp.*................................................  6,230     238,609
 J.B. Hunt Transport Services, Inc. ........................  1,365      22,949
 Jabil Circuit, Inc.*.......................................  7,420     188,283
 Jacobs Engineering Group, Inc.*............................  1,015      46,880
 Jones Apparel Group, Inc.*.................................  4,655     149,833
 Kansas City Power & Light Co. .............................  2,415      66,262
 Kaydon Corp. ..............................................  1,155      28,731
 Keane, Inc.*...............................................  2,695      26,276
 Kelly Services, Inc.--Class A..............................  1,400      33,075
 KEMET Corp.*...............................................  3,430      51,879
 Kennametal, Inc. ..........................................  1,190      34,659
 Korn/Ferry International*..................................  1,470      31,238
 L-3 Communications Holdings, Inc.*.........................  1,295      99,715
 Lam Research Corp.*........................................  4,865      70,543
 Lancaster Colony Corp. ....................................  1,470      41,252
 Lance, Inc. ...............................................  1,120      14,175
 Lands' End, Inc.*..........................................  1,190      29,893
 Lattice Semiconductor Corp.*...............................  4,200      77,175
 Lear Corp.*................................................  2,520      62,527
 Lee Enterprises, Inc. .....................................  1,715      51,128
 Legato Systems, Inc.*......................................  3,395      25,250
 Legg Mason, Inc. ..........................................  2,415     131,618
 Lennar Corp. ..............................................  2,450      88,814
 Leucadia National Corp. ...................................  2,170      76,899
 Lincare Holdings, Inc.*....................................  2,030     115,837
 Litton Industries, Inc.*...................................  1,785     140,457
 Lone Star Steakhouse & Saloon, Inc. .......................    980       9,433
 Longview Fibre Co. ........................................  2,030      27,405
 Lubrizol Corp. ............................................  2,030      52,273
 Lyondell Chemical Co. .....................................  4,585      70,207
 M&T Bank Corp. ............................................  3,640     247,519
 Macromedia, Inc.*..........................................  2,065     125,449
 Macrovision Corp.*.........................................  1,925     142,479
 Mandalay Resort Group*.....................................  2,975      65,264
 Manpower, Inc. ............................................  2,975     113,050
 Marshall & Ilsley Corp. ...................................  4,060     206,369
 Martin Marietta Materials..................................  1,820      76,986
 Mastec, Inc.*..............................................  1,855      37,100
 MAXXAM, Inc.*..............................................    280       4,253
 McCormick & Co., Inc. .....................................  2,660      95,926
 MCN Energy Group, Inc. ....................................  3,535      97,875
 Media General, Inc.--Class A...............................    875      31,850
 Mentor Graphics Corp.*.....................................  2,520      69,143
 Mercantile Bankshares Corp. ...............................  2,730     117,902
 Micrel, Inc.*..............................................  3,325     112,011
 Microchip Technology, Inc.*................................  4,655     102,119
 Millennium Pharmaceuticals, Inc.*..........................  8,295     513,252
 Minerals Technologies, Inc. ...............................    805      27,521
 MiniMed, Inc.*.............................................  2,520     105,919
 MIPS Technologies Inc.--Class B*...........................  1,505      38,354
 Modine Manufacturing Co. ..................................  1,155      23,966

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraMid-Cap ProFund                                           December 31, 2000

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Modis Professional Services, Inc.*.........................  3,780 $    15,593
 Mohawk Industries, Inc.*...................................  2,065      56,529
 Montana Power Co. .........................................  4,130      85,698
 MONY Group, Inc. ..........................................  1,820      89,976
 Murphy Oil Corp. ..........................................  1,750     105,766
 Mylan Laboratories, Inc. ..................................  4,865     122,537
 National Commerce Bancorporation...........................  8,015     198,371
 National Fuel Gas Co. .....................................  1,540      96,924
 National Instruments Corp.*................................  1,925      93,483
 National-OilWell, Inc.*....................................  3,150     121,866
 NCH Corp. .................................................    210       7,980
 NCO Group, Inc.*...........................................  1,015      30,831
 Neiman Marcus Group, Inc.--Class A*........................  1,855      65,968
 Network Associates, Inc.*..................................  5,390      22,571
 Neuberger Berman, Inc. ....................................  1,890     153,208
 Newport News Shipbuilding..................................  1,365      70,980
 Noble Affiliates, Inc. ....................................  2,170      99,820
 Noble Drilling Corp.*......................................  5,250     228,046
 Nordson Corp. .............................................  1,260      32,130
 North Fork Bancorporation, Inc. ...........................  6,405     157,323
 Northeast Utilities System.................................  5,600     135,800
 NOVA Corp.*................................................  2,555      50,940
 NSTAR......................................................  2,065      88,537
 NVIDIA Corp.*..............................................  2,555      83,716
 Ocean Energy, Inc.*........................................  6,545     113,719
 Ogden Corp.*...............................................  1,925      29,597
 OGE Energy Corp. ..........................................  3,045      74,412
 Ohio Casualty Corp. .......................................  2,345      23,450
 Old Republic International Corp. ..........................  4,620     147,840
 Olin Corp. ................................................  1,750      38,719
 Omnicare, Inc. ............................................  3,605      77,958
 Outback Steakhouse, Inc.*..................................  3,010      77,884
 Oxford Health Plans, Inc.*.................................  3,360     132,720
 Pacific Century Financial Corp. ...........................  3,115      55,097
 PacifiCare Health Systems, Inc.*...........................  1,330      19,950
 Papa John's International, Inc.*...........................    910      20,248
 Park Place Entertainment Corp.*............................ 11,620     138,714
 Payless ShoeSource, Inc.*..................................    875      61,906
 Pennzoil-Quaker State Co. .................................  3,080      39,655
 Pentair, Inc. .............................................  1,890      45,714
 Perrigo Co.*...............................................  2,870      23,767
 Pioneer Natural Resources Co.*.............................  3,955      77,864
 Pittston Brink's Group.....................................  2,030      40,346
 Plantronics, Inc.*.........................................  1,925      90,475
 Plexus Corp.*..............................................  1,575      47,865
 PMI Group, Inc. ...........................................  1,715     116,084
 Polycom, Inc.*.............................................  2,940      94,631
 Potomac Electric Power Co. ................................  4,340     107,241
 Powerwave Technologies, Inc.*..............................  2,485     145,373
 Precision Castparts Corp. .................................  1,925      80,969
 Price Communications Corp.*................................  2,205      37,072
 Protective Life Corp. .....................................  2,520      81,270
 Protein Design Labs, Inc.*.................................  1,680     145,950
 Provident Financial Group, Inc. ...........................  1,890      70,875
 Public Service Co. of New Mexico...........................  1,540      41,291
 Puget Energy, Inc. ........................................  3,360      93,450
 Quanta Services, Inc.*.....................................  2,240      72,100
 Quantum Corp.-DLT & Storage Systems Group*.................  5,810      77,346

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Quest Diagnostics, Inc.*...................................  1,820 $   258,441
 Questar Corp. .............................................  3,150      94,697
 Quorum Health Group, Inc.*.................................  2,800      44,100
 R.J. Reynolds Tobacco Holdings.............................  3,955     192,806
 Radian Group, Inc. ........................................  1,470     110,342
 Rational Software Corp.*...................................  7,385     287,552
 Rayonier, Inc. ............................................  1,050      41,803
 Reader's Digest Association, Inc. .........................  4,025     157,478
 Retek, Inc.*...............................................  1,855      45,216
 Reynolds & Reynolds Co. ...................................  3,010      60,953
 RF Micro Devices, Inc.*....................................  6,335     173,816
 Rollins, Inc. .............................................  1,190      23,874
 Roslyn Bancorp, Inc. ......................................  2,415      65,960
 Ross Stores, Inc. .........................................  3,220      54,338
 RPM, Inc. .................................................  3,990      34,164
 Ruddick Corp. .............................................  1,820      20,816
 Ryerson Tull, Inc. ........................................    980       8,085
 Saks, Inc.*................................................  5,530      55,300
 Sandisk Corp.*.............................................  2,625      72,844
 Sawtek, Inc.*..............................................  1,680      77,595
 SCANA Corp. ...............................................  4,095     121,058
 Scholastic Corp.*..........................................    665      58,936
 Schulman (A.) Inc. ........................................  1,155      13,283
 SCI Systems, Inc.*.........................................  5,705     150,469
 SEI Investments Co. .......................................  2,100     235,200
 Semtech Corp.*.............................................  2,590      57,142
 Sensient Technologies Corp. ...............................  1,890      42,998
 Sensormatic Electronics Corp.*.............................  3,010      60,388
 Sepracor, Inc.*............................................  2,870     229,959
 Sequa Corp.--Class A*......................................    420      15,278
 Shaw Industries, Inc. .....................................  4,865      92,131
 Sierra Pacific Resources...................................  3,080      49,473
 Silicon Valley Bancshares*.................................  1,925      66,533
 Six Flags, Inc. ...........................................  3,080      52,938
 Smith International, Inc.*.................................  1,960     146,143
 Smucker (J.M.) Co. ........................................    945      26,413
 Solutia, Inc. .............................................  4,060      48,720
 Sonoco Products Co. .......................................  3,885      84,013
 Sotheby's Holdings, Inc.-- Class A*........................  2,310      53,563
 Sovereign Bancorp, Inc. ...................................  8,820      71,663
 SPX Corp.*.................................................  1,225     132,530
 STERIS Corp.*..............................................  2,660      42,893
 Stewart & Stevenson Services, Inc. ........................  1,085      24,633
 Storage Technology Corp.*..................................  3,990      35,910
 Structural Dynamics Research Corp.*........................  1,400      14,000
 Suiza Foods Corp.*.........................................  1,050      50,400
 SunGard Data Systems, Inc.*................................  5,180     244,108
 Superior Industries International, Inc. ...................  1,015      32,036
 Swift Transportation Co., Inc.*............................  2,485      49,234
 Sybase, Inc.*..............................................  3,430      67,957
 Sykes Enterprises, Inc.*...................................  1,575       6,989
 Sylvan Learning Systems, Inc.*.............................  1,470      21,774
 Symantec Corp.*............................................  2,380      79,433
 Synopsys, Inc.*............................................  2,520     119,542
 TCF Financial Corp. .......................................  3,150     140,372
 Tech Data Corp.*...........................................  2,100      56,798
 TECO Energy, Inc. .........................................  4,935     159,771
 Tecumseh Products Co. .....................................    735      30,824
 Teleflex, Inc. ............................................  1,505      66,502

              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
UltraMid-Cap ProFund                                          December 31, 2000

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Telephone & Data Systems, Inc. ............................  2,310 $   207,900
 Tidewater, Inc. ...........................................  2,170      96,294
 Titan Corp.*...............................................  2,100      34,125
 Transaction Systems Architects, Inc.*......................  1,295      14,973
 TranSwitch Corp.*..........................................  3,220     125,983
 Trigon Healthcare, Inc.*...................................  1,470     114,384
 Trinity Industries, Inc. ..................................  1,470      36,750
 Triquint Semiconductor, Inc.*..............................  3,080     134,558
 True North Communications, Inc.*...........................  1,960      83,300
 Tyson Foods, Inc.--Class A.................................  8,785     112,008
 UCAR International, Inc.*..................................  1,750      17,063
 Ultramar Diamond Shamrock Corp. ...........................  3,395     104,821
 Unifi, Inc.*...............................................  2,100      18,769
 United Rentals, Inc.*......................................  2,730      36,684
 Unitrin, Inc. .............................................  2,660     108,063
 Universal Corp. ...........................................  1,085      37,975
 Univision Communications, Inc.*............................  8,050     329,546
 USG Corp. .................................................  1,680      37,800
 UtiliCorp United, Inc. ....................................  3,640     112,840
 Valassis Communications, Inc.*.............................  2,100      66,281
 Valero Energy Corp. .......................................  2,380      88,506
 Valspar Corp. .............................................  1,680      54,062
 Varco International, Inc.*.................................  3,675      79,931
 Vectren Corp. .............................................  2,415      61,884
 Vertex Pharmaceuticals, Inc.*..............................  2,310     165,165
 Viad Corp. ................................................  3,605      82,915
 Vishay Intertechnology, Inc.*..............................  5,390      81,524
 VISX, Inc.*................................................  2,380      24,841
 Waddell & Reed Financial, Inc. ............................  3,255     122,469
 Wallace Computer Services, Inc. ...........................  1,575      26,775
 Washington Post Co.--Class B...............................    385     237,497
 Waters Corp.*..............................................  5,040     420,839
 Wausau-Mosinee Paper Corp. ................................  1,995      20,199
 Weatherford International, Inc.*...........................  4,305     203,411
 Webster Financial Corp. ...................................  1,925      54,502
 Westamerica Bancorporation.................................  1,435      61,705
 Western Resources, Inc. ...................................  2,730      67,738
 Westpoint Stevens, Inc. ...................................  1,925      14,418
 Westwood One, Inc.*........................................  4,270      82,464
 WGL Holdings, Inc. ........................................  1,820      55,396
 Whitman Corp. .............................................  6,230     102,015
 Williams-Sonoma, Inc.*.....................................  2,170      43,400
 Wilmington Trust Corp. ....................................  1,260      78,199
 Wind River Systems, Inc.*..................................  2,835      96,744
 Wisconsin Central Transport*...............................  1,820      27,414
 Wisconsin Energy Corp. ....................................  4,725     106,608
 York International Corp. ..................................  1,470      45,111
 Zions Bancorporation.......................................  3,395     211,974
                                                                    -----------
 TOTAL COMMON STOCKS (Cost $31,993,494).....................         34,704,782
                                                                    -----------

 U.S. Treasury Notes (12.6%)
                                                         Principal    Market
                                                           Amount      Value
                                                         ---------- -----------
 U.S. Treasury Note, 5.50%, 08/31/01.................... $4,695,000 $ 4,689,131
                                                                    -----------
 TOTAL U.S. TREASURY NOTES
  (Cost $4,689,203).....................................              4,689,131
                                                                    -----------
 TOTAL INVESTMENTS
  (Cost $36,682,697)(a) (105.6%)........................             39,393,913
 Liabilities in excess of other assets
  (-5.6%)...............................................             (2,076,261)
                                                                    -----------
 TOTAL NET ASSETS (100.0%)..............................            $37,317,652
                                                                    ===========

-----
Percentages indicated are based on net assets of $37,317,652.

 Futures Contracts Purchased
                                                                    Unrealized
                                                          Contracts    Gain
                                                          --------- ----------
 S&P MidCap 400 Future Contract expiring March 2001
  (Underlying face amount at value $4,680,000)...........     18     $203,657

-----
*  Non-income producing
(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $13,241,565. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized
       appreciation........... $  2,830,811
      Unrealized
       depreciation...........  (13,361,160)
                               ------------
      Net unrealized
       depreciation........... $(10,530,349)
                               ============

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraMid-Cap ProFund                                           December 31, 2000


The UltraMid-Cap ProFund's investment concentration based on net assets, by industry, as of December 31, 2000, was as follows:

Aerospace & Defense.......................................................  0.5%
Airlines..................................................................  0.1%
Automotive................................................................  0.5%
Banking...................................................................  8.5%
Biotechnology.............................................................  1.7%
Building & Construction...................................................  1.4%
Business Services.........................................................  5.8%
Chemicals.................................................................  2.0%
Computer Services.........................................................  2.5%
Computer Software.........................................................  4.0%
Computers.................................................................  2.2%
Consumer Products.........................................................  0.4%
Containers & Packaging....................................................  0.1%
Electrical & Electronics..................................................  2.8%
Energy & Utilities........................................................ 13.8%
Financial Services........................................................  2.9%
Food & Beverage...........................................................  2.5%
Health Care...............................................................  5.0%
Home Furnishings..........................................................  0.5%
Insurance.................................................................  3.3%
Machinery & Equipment.....................................................  3.5%
Media.....................................................................  3.1%
Metals & Mining...........................................................  0.5%
Office Equipment & Supplies...............................................  0.3%
Paper & Forest Products...................................................  0.9%
Pharmaceuticals...........................................................  6.4%
Retail & Wholesale........................................................  3.9%
Semiconductors............................................................  4.2%
Telecommunications........................................................  3.6%
Textiles & Apparel........................................................  1.8%
Tobacco...................................................................  0.6%
Transportation............................................................  1.8%
Travel & Entertainment....................................................  1.9%
Other.....................................................................  7.0%

              See accompanying notes to the financial statements.

PROFUNDS
UltraMid-Cap ProFund

 Statement of Assets and Liabilities
                                                               December 31, 2000

Assets:
 Investments, at value (cost $36,682,697)........................  $ 39,393,913
 Unrealized appreciation on swap contracts.......................        61,592
 Cash............................................................       506,942
 Dividends and interest receivable...............................       105,613
 Receivable for investments sold.................................    13,843,683
 Prepaid expenses................................................        66,530
                                                                   ------------
 Total Assets....................................................    53,978,273
Liabilities:
 Payable for capital shares redeemed.............................    16,434,936
 Variation margin on futures contracts...........................       150,031
 Advisory fees payable...........................................        25,152
 Management servicing fees payable...............................         5,030
 Administration fees payable.....................................           930
 Shareholder servicing fees payable--Service Class...............         6,827
 Other accrued expenses..........................................        37,715
                                                                   ------------
 Total Liabilities...............................................    16,660,621
                                                                   ------------
Net Assets.......................................................  $ 37,317,652
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $ 49,840,959
 Accumulated net investment loss.................................      (344,278)
 Accumulated net realized losses on investments, futures
  contracts and swap contracts...................................   (15,155,494)
 Net unrealized appreciation on investments, futures contracts
  and swap contracts.............................................     2,976,465
                                                                   ------------
Total Net Assets.................................................  $ 37,317,652
                                                                   ============
Investor Shares:
 Net Assets......................................................  $ 34,622,303
 Shares of Beneficial Interest Outstanding.......................     1,049,074
 Net Asset Value (offering and redemption price per share).......  $      33.00
                                                                   ============
Service Shares:
 Net Assets......................................................  $  2,695,349
 Shares of Beneficial Interest Outstanding.......................        82,515
 Net Asset Value (offering and redemption price per share).......  $      32.66
                                                                   ============

 Statement of Operations
                    For the period February 8, 2000(a) through December 31, 2000

Investment Income:
 Interest........................................................  $    327,793
 Dividends.......................................................       216,629
                                                                   ------------
 Total Income....................................................       544,422
Expenses:
 Advisory fees...................................................       198,179
 Management servicing fees.......................................        39,636
 Administration fees.............................................        23,673
 Shareholder servicing fees--Service Class.......................        65,451
 Custody fees....................................................        75,670
 Registration and filing fees....................................        45,211
 Transfer agent fees.............................................        39,685
 Fund accounting fees............................................        20,153
 Other fees......................................................        19,080
                                                                   ------------
 Total expenses before waivers...................................       526,738
 Less expenses waived............................................       (39,347)
                                                                   ------------
 Net expenses....................................................       487,391
                                                                   ------------
Net Investment Income............................................        57,031
                                                                   ------------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments, futures contracts and swap
  contracts......................................................   (15,880,136)
 Net change in unrealized appreciation on investments, futures
  contracts and swap contracts...................................     2,976,465
                                                                   ------------
 Net realized and unrealized losses on investments, futures
  contracts and swap contracts...................................   (12,903,671)
                                                                   ------------
Decrease in Net Assets Resulting from Operations.................  $(12,846,640)
                                                                   ============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraMid-Cap ProFund

 Statement of Changes in Net Assets

                                                           For the period
                                                         February 8, 2000(a)
                                                      through December 31, 2000
                                                      -------------------------
Change in Net Assets:
Operations:
 Net investment income...............................       $      57,031
 Net realized losses on investments, futures
  contracts and swap contracts.......................         (15,880,136)
 Net change in unrealized appreciation on
  investments, futures contracts and swap contracts..           2,976,465
                                                            -------------
 Net decrease in net assets resulting from
  operations.........................................         (12,846,640)
Capital Share Transactions:
 Proceeds from shares issued.........................         959,784,628
 Cost of shares redeemed.............................        (909,620,336)
                                                            -------------
 Net increase in net assets resulting from capital
  share transactions.................................          50,164,292
                                                            -------------
 Total increase in net assets........................          37,317,652
Net Assets:
 Beginning of period.................................                  --
                                                            -------------
 End of period.......................................       $  37,317,652
                                                            =============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraMid-Cap ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                          Investor Class       Service Class
                                        ------------------- -------------------
                                        For the period from For the period from
                                        February 8, 2000(a) February 8, 2000(a)
                                              through             through
                                         December 31, 2000   December 31, 2000
                                        ------------------- -------------------
Net Asset Value, Beginning of Period...     $     30.00         $    30.00
                                            -----------         ----------
 Net investment income/(loss)..........            0.14(b)           (0.17)(b)
 Net realized and unrealized gain on
  investments, futures contracts and
  swap contracts.......................            2.86(c)            2.83(c)
                                            -----------         ----------
 Total income from investment
  operations...........................            3.00               2.66
                                            -----------         ----------
Net Asset Value, End of Period.........     $     33.00         $    32.66
                                            ===========         ==========
Total Return...........................           10.00%(d)           8.87%(d)
Ratios/Supplemental Data:
Net assets, end of year................     $34,622,303         $2,695,349
Ratio of expenses to average net
 assets................................            1.60%(e)           2.60%(e)
Ratio of net investment income/(loss)
 to average net assets.................            0.46%(e)          (0.54)%(e)
Ratio of expenses to average net
 assets*...............................            1.75%(e)           2.74%(e)
Portfolio turnover.....................            2468%(f)           2468%(f)

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

                          The UltraSmall-Cap ProFund

  Launched on February 8, 2000, the investment objective of the UltraSmall-Cap ProFund is to provide daily investment results that correspond to 200% of the performance of the Russell 2000(R) Index. The index consists of 2,000 of the smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. Since its inception, the Fund's performance has tracked its benchmark with a statistical correlation of over .98. For the same period, the Fund (Investor Shares) produced a return of -30.77%*, while the Russell 2000 Index had a return of -9.18%.

                                    [GRAPH]

UltraSmall-Cap-Investor
2/8/00          10,000
3/31/00         10,037
6/30/00          8,723
9/30/00          8,587
12/31/00         6,923





UltraSmall-Cap-Service
2/8/00          10,000
3/31/00         10,013
6/30/00          8,703
9/30/00          8,547
12/31/00         6,863





Russell 2000 Index
2/7/00          10,000
3/31/00         10,126
6/30/00          9,715
9/30/00          9,793
12/31/00         9,082

Value of a $10,000 Investment
Average Annual Total Return
     as of 12/31/00
------------------------------
                       Since
                     inception
                     (2/8/00)
------------------------------
Investor             (30.77)%
------------------------------
Service              (31.37)%
------------------------------
* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the UltraSmall-Cap ProFund is measured against the Russell 2000(R) Index, an unmanaged index generally representative of the performance of small sized companies as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.


The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                         December 31, 2000

 Common Stocks (83.8%)
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Aaron Rents, Inc. .........................................  1,575 $    22,148
 Abercrombie & Fitch Co.--Class A*..........................  2,373      47,459
 ABIOMED, Inc.*.............................................    399       9,676
 ABM Industries, Inc. ......................................  1,029      31,513
 About.com, Inc.*...........................................    462      12,445
 Acacia Research Corp.*.....................................    462       8,229
 Accredo Health, Inc.*......................................    273      13,701
 ACNielsen Corp.*...........................................  1,323      47,958
 ACT Manufacturing, Inc.*...................................    294       4,631
 Actel Corp.*...............................................    735      17,778
 Actuate Corp.*.............................................  1,449      27,712
 ACTV, Inc.*................................................  1,155       4,909
 Adaptive Broadband Corp.*..................................  1,155       7,074
 Adelphia Business Solutions, Inc.*.........................  1,050       4,463
 Administaff, Inc.*.........................................    420      11,424
 Advance Paradigm, Inc.*....................................    420      19,110
 Advanced Digital Information Corp.*........................  1,638      37,674
 Advanced Energy Industries, Inc.*..........................    378       8,505
 Advanced Tissue Sciences, Inc.*............................  2,247       6,811
 Advent Software, Inc.*.....................................    735      29,446
 ADVO, Inc.*................................................    672      29,820
 Aeroflex, Inc.*............................................  1,512      43,587
 Affiliated Managers Group, Inc.*...........................    651      35,724
 AGL Resources, Inc. .......................................  2,667      58,841
 Airgas, Inc.*..............................................  2,394      16,309
 AirGate PCS, Inc.*.........................................    315      11,183
 AK Steel Holding Corp. ....................................  2,331      20,396
 Alaska Air Group, Inc.*....................................  1,071      31,862
 Albany Molecular Research, Inc.*...........................    378      23,294
 Alberto-Culver Co. ........................................    798      34,164
 Alexander & Baldwin, Inc. .................................  1,995      52,369
 Alexion Pharmaceuticals, Inc.*.............................    336      21,819
 Alfa Corp. ................................................  1,932      35,501
 Allen Telecom, Inc.*.......................................    987      17,704
 Alliance Pharmaceutical Corp.*.............................  1,596      13,766
 Alliance Semiconductor Corp.*..............................    693       7,840
 Alliant Techsystems, Inc.*.................................    588      39,249
 Allied Riser Communications Corp.*.........................  2,079       4,223
 Allscripts Healthcare Solutions, Inc.*.....................    546       5,102
 Alpharma, Inc. ............................................    693      30,405
 American Eagle Outfitters, Inc.*...........................    630      26,618
 American Greetings Corp.--Class A..........................  1,575      14,864
 American Italian Pasta Co.*................................  1,029      27,590
 American Superconductor Corp.*.............................    504      14,396
 AmeriCredit Corp.*.........................................  2,058      56,080
 Amerisource Health Corp.--Class A*.........................  1,302      65,750
 Amylin Pharmaceuticals, Inc.*..............................  1,869      14,718
 ANADIGICS, Inc.*...........................................    945      15,474
 Anaren Microwave, Inc.*....................................    588      39,506
 Andover Bancorp, Inc. .....................................  1,239      42,668
 Anixter International, Inc.*...............................    588      12,716
 AnnTaylor Stores Corp.*....................................    756      18,853
 Aphton Corp.*..............................................    504       9,072
 Applebee's International, Inc. ............................    987      31,029
 Apria Healthcare Group, Inc.*..............................  1,260      37,485
 AptarGroup, Inc. ..........................................  1,470      43,180
 Aradigm Corp.*.............................................    630       9,214
 Arch Chemicals, Inc. ......................................  1,239      21,992
 Artesyn Technologies, Inc.*................................    945      15,002

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Arthur J. Gallagher & Co. .................................  1,134 $    72,150
 Ask Jeeves, Inc.*..........................................    693       1,689
 Aspen Technology, Inc.*....................................    840      27,930
 ATMI, Inc.*................................................    840      16,380
 Atwood Oceanics, Inc.*.....................................    588      25,760
 Aurora Biosciences Corp.*..................................    525      16,505
 AVANT Immunotherapeutics, Inc.*............................  1,407       9,673
 Avid Technology, Inc.*.....................................    945      17,261
 Avigen, Inc.*..............................................    399       8,279
 Aviron*....................................................    462      30,867
 Avis Group Holdings, Inc.*.................................    714      23,250
 Avocent Corp.*.............................................  1,029      27,783
 AXT, Inc.*.................................................    546      18,052
 Bally Total Fitness Holding Corp.*.........................  1,071      36,280
 BancorpSouth, Inc. ........................................  2,562      31,224
 Bank United Corp. .........................................  1,197      81,619
 Barnes & Noble, Inc.*......................................  1,554      41,180
 Barr Laboratories, Inc.*...................................    567      41,356
 BARRA, Inc.*...............................................    441      20,782
 Barrett Resources Corp.*...................................    945      53,688
 Bel Fuse, Inc.--Class B....................................    336      11,424
 Benchmark Electronics, Inc.*...............................    588      13,267
 Bergen Brunswig Corp.--Class A.............................  3,738      59,172
 Berry Petroleum Co.--Class A...............................  1,533      20,504
 Bethlehem Steel Corp.*.....................................  5,292       9,261
 Beverly Enterprises, Inc.*.................................  3,549      29,057
 Bindley Western Industries, Inc. ..........................    819      34,040
 BindView Development Corp.*................................  1,470      13,827
 Bio-Technology General Corp.*..............................  1,848      13,052
 Biosite Diagnostics, Inc.*.................................    441      17,833
 Black BOX Corp.*...........................................    567      27,393
 Black Hills Corp...........................................  1,932      86,457
 BlackRock, Inc.*...........................................    525      22,050
 Block Drug Co.--Class A....................................    567      29,874
 Blyth, Inc. ...............................................    861      20,772
 Bob Evans Farms, Inc. .....................................  1,932      41,175
 Borders Group, Inc.*.......................................  2,478      28,962
 Bottomline Technologies, Inc.*.............................    294       7,552
 Brady Corp.--Class A.......................................    966      32,663
 Brightpoint, Inc.*.........................................  2,163       7,571
 Broadbase Software, Inc.*..................................  1,008       6,300
 BSB Bancorp, Inc. .........................................  2,667      35,129
 C&D Technologies, Inc. ....................................    588      25,394
 C-COR.net Corp.*...........................................    924       8,980
 C-Cube Microsystems, Inc.*.................................  1,176      14,480
 Cable Design Technologies Corp.*...........................  1,281      21,537
 Cabot Industrial Trust.....................................  2,499      47,950
 Cabot Microelectronics Corp.*..............................    588      30,539
 California Water Service Group.............................  1,365      36,855
 Callaway Golf Co. .........................................  2,331      43,415
 Cambrex Corp. .............................................    840      38,010
 Camden Property Trust......................................  1,596      53,466
 Capital Automotive Real Estate Investment Trust............  3,066      42,349
 Career Education Corp.*....................................    441      17,254
 Caremark Rx, Inc.*.........................................  5,334      72,341
 Carlisle Companies, Inc. ..................................    693      29,756
 Carpenter Technology Corp. ................................  1,029      36,015
 Carter-Wallace, Inc. ......................................    903      30,138

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                         December 31, 2000

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Cascade Natural Gas Corp. .................................  1,785 $    33,580
 Catalytica Energy Systems, Inc.*...........................    159       2,743
 Catellus Development Corp.*................................  2,541      44,467
 CBRL Group, Inc. ..........................................  2,163      39,340
 CCC Information Services Group, Inc.*......................  1,491       9,319
 CEC Entertainment, Inc.*...................................    966      32,965
 Celeritek, Inc.*...........................................    357      13,611
 Cell Genesys, Inc.*........................................    840      19,163
 Cell Therapeutics, Inc.*...................................    735      33,121
 Centex Corp. ..............................................  1,302      48,906
 Cerner Corp.*..............................................    756      34,965
 Cerus Corp.*...............................................    273      20,543
 Charles E. Smith Residential Realty, Inc. .................  1,302      61,193
 Charter Municipal Mortgage Acceptance Co. .................  3,444      46,287
 Chelsea GCA Realty, Inc....................................  1,596      58,853
 Chemed Corp. ..............................................  1,050      35,306
 Chemical Financial Corp. ..................................  1,092      25,526
 Chesapeake Energy Corp.*...................................  2,730      27,641
 Chico's FAS, Inc.*.........................................    357       7,452
 Choice Hotels International, Inc.*.........................  2,226      30,468
 Church & Dwight, Inc. .....................................  1,785      39,716
 Cirrus Logic, Inc.*........................................  1,470      27,563
 Citadel Communications Corp.*..............................  1,239      14,868
 Citizens Banking Corp., Michigan...........................  1,848      53,708
 Claire's Stores, Inc. .....................................    966      17,328
 Clarcor, Inc. .............................................  1,533      31,714
 Clarent Corp.*.............................................    630       7,127
 Clarus Corp.*..............................................    462       3,234
 CNF, Inc. .................................................  1,197      40,474
 Coinstar, Inc.*............................................  1,113      16,973
 Com21, Inc.*...............................................    840       3,938
 Commerce Bancorp, Inc., New Jersey.........................  1,134      77,536
 Commercial Metals Co. .....................................  1,113      24,764
 Community First Bankshares, Inc. ..........................  2,163      40,827
 Computer Network Technology Corp.*.........................    798      22,992
 Concord Camera Corp.*......................................    567       9,356
 Concurrent Computer Corp.*.................................  1,596       8,579
 Conectiv, Inc. ............................................  2,457      49,294
 CONMED Corp.*..............................................  1,134      19,420
 Convera Corp.*.............................................    315       5,591
 Copart, Inc.*..............................................  1,302      27,993
 Corixa Corp.*..............................................  1,508      42,027
 Corn Products International, Inc. .........................  1,470      42,722
 Cornerstone Realty Income Trust, Inc. .....................  5,523      58,337
 Corporate Executive Board Co.*.............................    462      18,372
 Cost Plus, Inc.*...........................................    546      16,039
 CoStar Group, Inc.*........................................    462      10,915
 Covance, Inc.*.............................................  1,974      21,221
 Coventry Health Care, Inc.*................................  1,764      47,077
 Crawford & Co.--Class B ...................................  2,058      23,924
 Cross Timbers Oil Co. .....................................  1,659      46,037
 CT Communications, Inc. ...................................    873      12,277
 CTC Communications Group, Inc.*............................    567       2,622
 CTS Corp. .................................................    840      30,608
 Cubist Pharmaceuticals, Inc.*..............................    735      21,315
 Cullen/Frost Bankers, Inc. ................................  1,260      52,684
 Cummins Engine Co. ........................................  1,008      38,241
 Cumulus Media, Inc.*.......................................  1,680       6,090

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 CuraGen Corp.*.............................................    651 $    17,780
 CV Therapeutics, Inc.*.....................................    357      25,258
 Cygnus, Inc.*..............................................  1,323       6,450
 Cymer, Inc.*...............................................    840      21,617
 Cytec Industries, Inc.*....................................  1,218      48,644
 CYTOGEN Corp.*.............................................  2,226       5,217
 D.R. Horton, Inc. .........................................  2,289      55,938
 Dain Rauscher Corp. .......................................    420      39,769
 Dal-Tile International, Inc.*..............................  2,415      34,263
 Datascope Corp. ...........................................    693      23,735
 Datastream Systems, Inc.*..................................  1,260      12,285
 Davita, Inc. ..............................................  2,322      39,764
 DDi Corp.*.................................................    315       8,584
 Dean Foods Co. ............................................    861      26,422
 Del Monte Foods Co.*.......................................  2,121      15,377
 Delco Remy International, Inc.*............................  2,394      20,648
 Delphi Financial Group, Inc.-- Class A*....................    672      25,872
 Delta & Pine Land Co. .....................................  1,302      27,261
 Dendrite International, Inc.*..............................  1,008      22,554
 Developers Diversified Realty Corp. .......................  3,591      47,805
 Diagnostic Products Corp. .................................    504      27,531
 Dial Corp. ................................................  2,142      23,562
 DiamondCluster International, Inc.-- Class A*..............    567      17,294
 Digene Corp.*..............................................    336      15,015
 Digital Insight Corp.*.....................................    546       9,862
 Digital Island, Inc.*......................................  1,722       6,996
 Dillard's, Inc.-- Class A..................................  2,898      34,233
 Dionex Corp.* .............................................    903      31,154
 Direct Focus, Inc.*........................................    336      11,277
 Documentum, Inc.*..........................................    924      45,911
 Dollar Thrifty Automotive Group, Inc.*.....................  1,029      19,294
 Donaldson Co., Inc. .......................................  1,680      46,724
 DSP Group, Inc.*...........................................    777      16,353
 Dycom Industries, Inc.*....................................      3         108
 Earthgrains Co. ...........................................  1,701      31,469
 Eastgroup Properties, Inc. ................................  1,995      44,638
 Eaton Vance Corp. .........................................  2,016      65,015
 Eclipsys Corp.*............................................  1,155      28,298
 Edwards Lifesciences Corp.*................................  1,386      24,602
 EGL, Inc.*.................................................    735      17,594
 El Paso Electric Co.*......................................  2,877      37,976
 Elantec Semiconductor, Inc.*...............................    504      13,986
 Electro Scientific Industries, Inc.*.......................    798      22,344
 Electroglas, Inc.*.........................................    966      14,792
 eLoyalty Corp.*............................................  1,344       8,694
 EMCORE Corp.*..............................................    651      30,596
 Emisphere Technologies, Inc.*..............................    441      11,025
 Empire District Electric Co. ..............................  1,407      37,022
 Energen Corp. .............................................  1,176      37,853
 Enhance Financial Services Group, Inc. ....................  1,449      22,369
 EntreMed, Inc.*............................................    546       9,419
 Enzo Biochem, Inc.*........................................    588      14,627
 Enzon, Inc.*...............................................  1,029      63,861
 eSPEED, Inc.-- Class A*....................................    357       5,600
 Essex Property Trust, Inc. ................................  1,176      64,385
 Ethan Allen Interiors, Inc. ...............................  1,281      42,913
 Exar Corp.*................................................  1,050      32,533
 Extended Stay America, Inc.*...............................  2,394      30,763

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                         December 31, 2000

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Extended Systems, Inc.*....................................    252 $     2,945
 F.Y.I., Inc.*..............................................    651      24,006
 F5 Networks, Inc.*.........................................    504       4,788
 Factory 2-U Stores, Inc.*..................................    462      15,304
 FactSet Research Systems, Inc. ............................    735      27,246
 Fair, Isaac & Co., Inc. ...................................    567      28,917
 Federal Signal Corp. ......................................  1,869      36,679
 Federal-Mogul Corp. .......................................  2,562       5,925
 Ferro Corp. ...............................................  1,512      34,776
 Fidelity National Financial, Inc. .........................  1,155      42,663
 Filenet Corp.*.............................................  1,197      32,618
 First American Financial Corp. ............................  1,848      60,753
 First Commonwealth Financial Corp. ........................  2,667      26,670
 First Merchants Corp. .....................................  1,386      31,445
 First Sentinel Bancorp, Inc. ..............................  3,507      40,331
 First Washington Realty Trust, Inc. .......................  1,617      41,739
 Fisher Scientific International, Inc.*.....................  1,134      41,816
 Fleetwood Enterprises, Inc. ...............................  1,890      19,845
 Fleming Companies, Inc. ...................................  1,722      20,341
 Florida Rock Industries, Inc. .............................    819      32,043
 Flowserve Corp.*...........................................  1,680      35,910
 Footstar, Inc.*............................................    756      37,422
 Forest City Enterprises--Class A...........................  1,008      39,514
 Forrester Research, Inc.*..................................    294      14,718
 Freeport-McMoran Copper & Gold, Inc.--  Class B*...........  3,465      29,669
 Friedman, Billings, Ramsey Group, Inc.*....................  1,722      11,301
 FSI International, Inc.*...................................    945       7,914
 FuelCell Energy, Inc.*.....................................    231      15,838
 Fulton Financial Corp. ....................................  1,953      45,041
 Furniture Brands International, Inc.*......................  1,869      39,366
 G & K Services, Inc. ......................................    819      23,034
 Gartner Group, Inc.*.......................................  2,520      17,388
 Gaylord Entertainment Co.*.................................  1,281      26,741
 Gene Logic, Inc.*..........................................    735      13,506
 General Communication, Inc.--Class A*......................  1,890      13,230
 General Semiconductor, Inc.*...............................  1,659      10,369
 Genome Therapeutics Corp.*.................................    714       4,976
 GenRad, Inc.*..............................................  1,449      14,490
 Genzyme Transgenics Corp.*.................................    483       6,913
 Georgia Gulf Corp. ........................................  1,323      22,574
 Geron Corp.*...............................................    546       8,429
 Glenayre Technologies, Inc.*...............................  2,247       7,935
 Globix Corp.*..............................................    651       1,790
 GoTo.com, Inc.*............................................  1,029       7,525
 Great Lakes Chemical Corp. ................................  1,029      38,266
 Great Plains Software, Inc.*...............................    588      27,673
 Greater Bay Bancorp........................................  1,386      56,826
 Greif Brothers Corp.--Class A..............................  1,071      30,524
 Grey Wolf, Inc.*...........................................  4,557      26,772
 GTECH Holdings Corp.*......................................  1,638      33,681
 Guilford Pharmaceuticals, Inc.*............................    861      15,498
 Guitar Center, Inc.*.......................................  1,155      13,138
 HA-LO Industries, Inc.*....................................  3,234       7,277
 Haemonetics Corp.*.........................................  1,197      36,957
 Hain Celestial Group, Inc.*................................    882      28,665
 Harland (John H.) Co. .....................................  1,701      24,027
 Harleysville National Corp. ...............................  1,008      34,965
 Harman International Industries, Inc. .....................  1,113      40,624

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Harsco Corp. ..............................................  1,554 $    38,364
 HCC Insurance Holdings, Inc. ..............................  1,008      27,153
 Health Care Property Investors, Inc. ......................  1,869      55,836
 Health Care REIT, Inc. ....................................  2,814      45,728
 Health Net, Inc.*..........................................  2,247      58,843
 Heidrick & Struggles International, Inc.*..................    567      23,849
 Helix Technology Corp. ....................................    777      18,393
 HNC Software, Inc.*........................................    882      26,184
 Home Properties of New York, Inc. .........................  1,596      44,588
 HON Industries, Inc. ......................................  1,323      33,737
 Hooper Holmes, Inc. .......................................  1,911      21,136
 Horace Mann Educators Corp. ...............................  1,764      37,706
 Hospitality Properties Trust...............................  2,373      53,689
 HotJobs.com Ltd.*..........................................    693       7,926
 Houghton Mifflin Co. ......................................    588      27,269
 HS Resources, Inc.*........................................    462      19,577
 Hudson River Bancorp, Inc. ................................  2,289      29,042
 Hudson United Bancorp......................................  1,953      40,891
 Humana, Inc.*..............................................  4,158      63,410
 Hutchinson Technology, Inc.*...............................    903      12,416
 Hyperion Solutions Corp.*..................................  1,113      17,182
 IDACORP, Inc. .............................................  1,512      74,183
 Identix, Inc.*.............................................  1,155       9,067
 IDEX Corp. ................................................  1,176      38,955
 IDEXX Laboratories, Inc.*..................................  1,155      25,410
 IDT Corp.*.................................................    693      14,120
 IGEN International, Inc.*..................................    546       6,723
 IKON Office Solutions, Inc. ...............................  5,397      13,493
 ILEX Oncology, Inc.*.......................................    651      17,129
 Illuminet Holdings, Inc.*..................................    693      15,896
 Imation Corp.*.............................................  1,218      18,879
 ImmunoGen, Inc.*...........................................    819      17,557
 Immunomedics, Inc.*........................................    882      18,963
 IMPATH, Inc.*..............................................    336      22,344
 Imperial Bancorp*..........................................  1,470      38,588
 Independence Community Bank Corp. .........................  2,709      43,175
 IndyMac Bancorp, Inc.*.....................................  2,205      65,047
 InFocus Corp.*.............................................    903      13,319
 Informatica Corp.*.........................................  1,344      53,172
 Inhale Therapeutic Systems, Inc.*..........................    882      44,540
 InnKeepers USA Trust.......................................  4,578      50,644
 Input/Output, Inc.*........................................  1,491      15,190
 Insight Communications Co., Inc.*..........................  1,197      28,130
 Insight Enterprises, Inc.*.................................    966      17,328
 Insituform Technologies, Inc.--Class A*....................    735      29,308
 Integrated Silicon Solution, Inc.*.........................    777      11,169
 Inter-Tel, Inc. ...........................................  1,134       8,718
 Interactive Intelligence, Inc.*............................    252       6,080
 Interdigital Communications Corp.*.........................  1,512       8,174
 Interface, Inc. ...........................................  2,247      19,521
 Intergraph Corp.*..........................................  2,499      14,994
 Interliant, Inc.*..........................................  1,617       5,154
 Interlink Electronics, Inc.*...............................    378       4,796
 Intermedia Communications, Inc.*...........................  1,470      10,566
 International Bancshares Corp. ............................  1,050      35,831
 International FiberCom, Inc.*..............................    777       3,836
 Internet Pictures Corp.*...................................  1,995       1,933
 internet.com Corp.*........................................    441       2,618
 InterTAN, Inc.*............................................    924      10,742

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                         December 31, 2000

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Intertrust Technologies Corp.*.............................  2,121 $     7,158
 InterVoice-Brite, Inc.*....................................  1,281       9,287
 Interwoven, Inc.*..........................................    882      58,157
 IntraNet Solutions, Inc.*..................................    546      27,846
 Invacare Corp. ............................................    924      31,647
 Investment Technology Group, Inc.*.........................    630      26,303
 Investors Financial Services Corp. ........................    840      72,239
 Invitrogen Corp.*..........................................    756      65,299
 Iomega Corp.*..............................................  7,875      26,539
 Ionics, Inc.*..............................................    840      23,835
 ISIS Pharmaceuticals, Inc.*................................  1,554      16,511
 ITC Deltacom, Inc.*........................................  1,680       9,056
 Ivex Packaging Corp.*......................................  1,302      14,241
 J.D. Edwards & Co.*........................................  1,407      25,062
 Jack in the Box, Inc.*.....................................  1,470      43,272
 Jacobs Engineering Group, Inc.*............................    987      45,587
 Jefferies Group, Inc. .....................................    987      30,844
 JLG Industries, Inc. ......................................  1,764      18,743
 JNI Corp.*.................................................    168       3,812
 John Nuveen Co.--Class A...................................    777      44,678
 John Wiley & Sons, Inc.--Class A...........................  1,050      22,575
 Journal Register Co.*......................................  1,596      25,636
 Jupiter Media Metrix, Inc.*................................    882       8,214
 K-V Pharmaceutical Co.--Class B*...........................    567      13,750
 Kaufman & Broad Home Corp. ................................  1,554      52,350
 Kaydon Corp. ..............................................  1,281      31,865
 Keithley Instruments, Inc. ................................    210       9,043
 Kellwood Co. ..............................................  1,302      27,505
 Kennametal, Inc. ..........................................  1,155      33,639
 Kent Electronics Corp.*....................................  1,050      17,325
 Key Energy Group*..........................................  3,213      33,536
 Keynote Systems, Inc.*.....................................    504       7,151
 Kilroy Realty Corp. .......................................  1,386      38,895
 Kimball International, Inc.--Class B.......................  1,617      23,447
 Kirby Corp.*...............................................  1,323      27,783
 Korn/Ferry International*..................................  1,092      23,205
 Kronos, Inc.*..............................................    525      16,242
 Kulicke & Soffa Industries, Inc.*..........................  1,533      17,246
 Laboratory Corp. of America Holdings*......................    357      62,832
 LaBranche & Co., Inc.*.....................................    861      26,314
 Laclede Gas Co. ...........................................  2,247      52,524
 Lancaster Colony Corp. ....................................    777      21,805
 Landstar System, Inc.*.....................................    483      26,776
 Leap Wireless International, Inc.*.........................    735      18,375
 Lear Corp.*................................................  1,953      48,459
 Learning Tree International, Inc.*.........................    273      13,514
 Lee Enterprises, Inc. .....................................  1,722      51,336
 Legato Systems, Inc.*......................................  2,499      18,586
 Lennar Corp. ..............................................  1,470      53,288
 Leucadia National Corp. ...................................  1,701      60,279
 Liberty Corp. .............................................    840      34,178
 LifePoint Hospitals, Inc.*.................................    840      42,105
 Ligand Pharmaceuticals, Inc.--Class B*.....................  1,701      23,814
 LightPath Technologies, Inc.--Class A*.....................    378       5,245
 Lincare Holdings, Inc.*....................................    777      44,338
 Lincoln Electric Holdings, Inc. ...........................  1,680      32,970
 Linens 'n Things, Inc.*....................................  1,155      31,907
 Littelfuse, Inc.*..........................................    735      21,039
 LNR Property Corp. ........................................  1,386      30,492

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Lone Star Technologies, Inc.*..............................    735 $    28,298
 Longview Fibre Co. ........................................  2,436      32,886
 LookSmart Ltd.*............................................  1,449       3,532
 Louis Dreyfus Natural Gas Corp.*...........................    819      37,520
 Louisiana-Pacific Corp. ...................................  3,171      32,106
 LTX Corp.*.................................................  1,449      18,769
 Lubrizol Corp. ............................................  1,344      34,608
 Madison Gas & Electric Co. ................................  1,974      44,662
 Manitowoc Co. .............................................  1,008      29,232
 Manor Care, Inc.*..........................................  2,142      44,179
 Manugistics Group, Inc.*...................................  1,176      67,032
 MapInfo Corp.*.............................................    525      24,806
 Martek Biosciences Corp.*..................................    588       7,203
 Matrix Pharmaceutical, Inc.*...............................    903      15,464
 Maxim Pharmaceuticals, Inc.*...............................    546       3,481
 Maxtor Corp.*..............................................  2,142      11,982
 MDU Resources Group, Inc. .................................  2,667      86,677
 Mediacom Communications Corp.*.............................  1,050      18,047
 Medicis Pharmaceutical Corp.*..............................    777      45,940
 Meditrust Cos.*............................................  5,649      14,476
 MemberWorks, Inc.*.........................................    462       9,818
 MEMC Electronic Materials, Inc.*...........................  1,134      10,986
 Mentor Graphics Corp.*.....................................  1,995      54,738
 Mercator Software, Inc.*...................................    861       4,628
 Mercury Computer Systems, Inc.*............................    756      35,107
 Meredith Corp. ............................................    840      27,038
 Meristar Hospitality Corp. ................................  1,848      36,383
 Methode Electronics, Inc.--Class A.........................  1,008      23,121
 Metricom, Inc.*............................................    630       6,339
 Metris Cos., Inc. .........................................  1,596      41,995
 Mettler Toledo International, Inc.*........................  1,134      61,660
 MGI Pharma, Inc.*..........................................    504       8,316
 Michaels Stores, Inc.*.....................................    882      23,373
 Micron Electronics, Inc.*..................................  1,617       6,316
 Micros Systems, Inc.*......................................    693      12,647
 Microsemi Corp.*...........................................    315       8,761
 MicroStrategy, Inc.*.......................................    819       7,781
 Microvision, Inc.*.........................................    441       7,718
 Mid Atlantic Medical Services, Inc.*.......................  1,008      19,971
 Mid-State Bancshares.......................................    987      35,039
 Midas, Inc. ...............................................  1,155      13,788
 Midway Games, Inc.*........................................  1,449      10,288
 Milacron, Inc. ............................................  1,596      25,636
 Millennium Chemicals, Inc. ................................  1,953      35,398
 Minerals Technologies, Inc. ...............................    819      28,000
 MIPS Technologies, Inc.--Class A*..........................  1,029      27,461
 Mitchell Energy & Development Corp.--Class A...............    756      46,305
 Modine Manufacturing Co. ..................................  1,071      22,223
 Modis Professional Services, Inc.*.........................  3,003      12,387
 Mohawk Industries, Inc.*...................................    966      26,444
 Morgan Keegan, Inc. .......................................  1,323      35,060
 Morrison Management Specialists, Inc. .....................    861      30,058
 Mpower Communications Corp.*...............................  1,470       7,534
 MRV Communications, Inc.*..................................  1,239      16,572
 Mueller Industries, Inc.*..................................  1,176      31,532
 Multex.com, Inc.*..........................................    588       7,791
 Myriad Genetics, Inc.*.....................................    504      41,706
 National Data Corp. .......................................    819      29,996

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                         December 31, 2000

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Natural MicroSystems Corp.*................................    903 $     8,917
 NBC Internet, Inc.--Class A*...............................  1,617       5,660
 NBTY, Inc.*................................................  2,142      10,175
 NCO Group, Inc.*...........................................    588      17,861
 Neiman Marcus Group, Inc.--Class A*........................    882      31,366
 NeoRx Corp.*...............................................    630       3,308
 Neose Technologies, Inc.*..................................    336      11,088
 Netegrity, Inc.*...........................................    714      38,824
 NetIQ Corp.*...............................................    672      58,716
 Netro Corp.*...............................................    861       5,973
 Network Peripherals, Inc.*.................................    777       5,002
 Neurocrine Biosciences, Inc.*..............................    609      20,173
 Neurogen Corp.*............................................    609      21,391
 New Era of Networks, Inc.*.................................    798       4,688
 Newpark Resources, Inc.*...................................  3,465      33,134
 Newport News Shipbuilding..................................    966      50,232
 NextCard, Inc.*............................................  1,575      12,600
 Nordson Corp...............................................  1,155      29,453
 North Pittsburgh Systems, Inc. ............................  1,323      14,553
 Northwestern Corp. ........................................  1,869      43,221
 Noven Pharmaceuticals, Inc.*...............................    462      17,267
 Novoste Corp.*.............................................    420      11,550
 NPS Pharmaceuticals, Inc.*.................................    567      27,216
 Nuance Communications, Inc.*...............................    147       6,339
 Nucentrix Broadband Networks, Inc.*........................    798       8,978
 NUI Corp. .................................................  1,302      41,908
 NYFIX, Inc.*...............................................    672      16,254
 O'Reilly Automotive, Inc.*.................................  1,512      40,445
 Oak Technology, Inc.*......................................  1,113       9,669
 OceanFirst Financial Corp. ................................  1,575      38,784
 OfficeMax, Inc.*...........................................  4,116      11,834
 Ogden Corp.*...............................................  1,617      24,861
 Ohio Casualty Corp. .......................................  2,646      26,460
 Olin Corp. ................................................  1,827      40,422
 OM Group, Inc. ............................................    840      45,885
 Omega Financial Corp. .....................................  1,008      27,216
 Omnicare, Inc. ............................................  2,037      44,050
 On Assignment, Inc.*.......................................    798      22,743
 ONEOK, Inc. ...............................................  1,197      57,680
 ONYX Software Corp.*.......................................    630       6,930
 Orbital Sciences Corp.*....................................  1,575       6,497
 Organogenesis, Inc.*.......................................  1,029       9,251
 Orthodontic Centers of America, Inc.*......................  1,092      34,125
 Oshkosh Truck Corp. .......................................    714      31,416
 OSI Pharmaceuticals, Inc.*.................................    588      47,113
 OTG Software, Inc.*........................................    252       4,067
 Otter Tail Power Co. ......................................  1,575      43,706
 P-Com, Inc.*...............................................  2,583       7,910
 Pacific Gulf Properties, Inc. .............................  1,638      10,033
 Pacific Sunwear of California, Inc.*.......................    987      25,292
 Packeteer, Inc.*...........................................    483       5,977
 Pactiv Corp.*..............................................  4,116      50,935
 Papa John's International, Inc.*...........................    819      18,223
 Park Electrochemical Corp. ................................    441      13,533
 Parker Drilling Co.*.......................................  2,583      13,076
 ParkerVision, Inc.*........................................    252       9,230
 Patterson Energy, Inc.*....................................  1,071      39,895
 Paxar Corp.*...............................................  2,184      22,250
 Paxson Communications Corp.*...............................  1,323      15,793

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Payless ShoeSource, Inc.*..................................    504 $    35,658
 Pegasus Systems, Inc.*.....................................    924       6,410
 Pennzoil-Quaker State Co. .................................  3,381      43,530
 Penton Media, Inc. ........................................    525      14,109
 Per-Se Technologies, Inc.*.................................  1,323       4,610
 Pericom Semiconductor Corp.*...............................    525       9,713
 Perot Systems Corp.--Class A*..............................  1,617      14,856
 Perrigo Co.*...............................................  3,003      24,869
 Petsmart, Inc.*............................................  4,305      12,377
 Pharmacopeia, Inc.*........................................    651      14,200
 Pharmacyclics, Inc.*.......................................    546      18,701
 Phoenix Investment Partners Ltd. ..........................  1,890      29,649
 Phoenix Technologies Ltd.*.................................  1,029      13,875
 Photon Dynamics, Inc.*.....................................    378       8,505
 Photronics, Inc.*..........................................    987      23,133
 Pier 1 Imports, Inc. ......................................  2,835      29,236
 Pinnacle Systems, Inc.*....................................  1,617      11,925
 Pioneer Natural Resources Co.*.............................  2,982      58,708
 Pittston Brink's Group.....................................  1,848      36,729
 Plantronics, Inc.*.........................................  1,302      61,193
 Playboy Enterprises, Inc.--Class B*........................  1,428      14,191
 Plexus Corp.*..............................................  1,029      31,272
 PLX Technology, Inc.*......................................    441       3,666
 PMA Capital Corp.--Class A.................................  1,617      27,893
 Pogo Producing Co. ........................................  1,260      39,218
 Polaris Industries, Inc. ..................................  1,134      45,077
 Polaroid Corp. ............................................  1,827      10,619
 Polo Ralph Lauren Corp.*...................................  1,428      31,862
 PolyMedica Corp.*..........................................    273       9,111
 PolyOne Corp. ............................................. 18,410     108,159
 Potlatch Corp. ............................................  1,218      40,879
 Power Integrations, Inc.*..................................  1,029      11,834
 Pre-Paid Legal Services, Inc.*.............................    756      19,278
 Precision Castparts Corp. .................................  1,386      58,298
 Premier National Bancorp, Inc. ............................  1,302      27,098
 Prentiss Properties Trust..................................  1,869      50,346
 Presstek, Inc.*............................................  1,197      12,569
 PRI Automation, Inc.*......................................    672      12,600
 Price Communications Corp.*................................  1,764      29,657
 Prime Hospitality Corp.*...................................  2,436      28,319
 Priority Healthcare Corp.--Class B*........................    504      20,570
 ProBusiness Services, Inc.*................................    462      12,272
 Profit Recovery Group International, Inc.*.................  1,617      10,308
 Progress Software Corp.*...................................  1,491      21,526
 Promistar Financial Corp. .................................  2,037      35,425
 Province Healthcare Co.*...................................    630      24,806
 Proxim, Inc.*..............................................    693      29,799
 PS Business Parks, Inc. ...................................  1,554      43,201
 Public Service Co. of New Mexico...........................  1,785      47,860
 Pulitzer, Inc. ............................................    819      38,369
 Pulte Corp. ...............................................  1,092      46,069
 Puma Technology, Inc.*.....................................  1,029       4,277
 PurchasePro.com, Inc.*.....................................    504       8,820
 Pure Resources, Inc.*......................................  1,197      24,239
 Quantum Corp.-Hard Disk Drive*.............................  2,520      20,160
 QuickLogic Corp.*..........................................    735       5,099
 Quorum Health Group, Inc.*.................................  2,079      32,744
 R.H. Donnelley Corp.*......................................  1,638      39,823
 Radiant Systems, Inc.*.....................................    525      10,763

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                         December 31, 2000

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 RadiSys Corp.*.............................................    399 $    10,324
 Raymond James Financial Corp. .............................  1,365      47,604
 Rayonier, Inc. ............................................  1,029      40,967
 Rayovac Corp.*.............................................  1,071      15,195
 Reckson Associates Realty Corp. ...........................  2,079      52,105
 Reebok International Ltd.*.................................  1,386      37,893
 Regeneron Pharmaceuticals, Inc.*...........................    462      16,293
 Regis Corp. ...............................................  1,428      20,706
 RehabCare Group, Inc.*.....................................    294      15,104
 REMEC, Inc.*...............................................  1,153      11,098
 Remedy Corp.*..............................................    861      14,260
 Renal Care Group, Inc.*....................................  1,302      35,703
 Rent-A-Center, Inc.*.......................................    420      14,490
 Rent-Way, Inc.*............................................    630       2,796
 Republic Bancorp, Inc. ....................................  2,709      29,291
 Republic Security Financial Corp. .........................  4,725      34,109
 ResMed, Inc.*..............................................    924      36,845
 Respironics, Inc.*.........................................    966      27,531
 Retek, Inc.*...............................................  3,316      80,829
 Rhythms NetConnections, Inc.*..............................  2,457       2,764
 Richmond County Financial Corp. ...........................  1,806      47,182
 Rogers Corp.*..............................................    756      31,043
 Rollins Truck Leasing Corp. ...............................  2,814      22,512
 Rollins, Inc. .............................................  1,701      34,126
 Roper Industries, Inc. ....................................  1,008      33,327
 Ruby Tuesday, Inc. ........................................  2,499      38,110
 Ruddick Corp. .............................................  1,617      18,494
 Rural Cellular Corp.--Class A*.............................    315       9,332
 Russell Corp. .............................................  1,386      21,396
 Salem Communications Corp.--Class A*.......................  1,155      17,253
 SangStat Medical Corp.*....................................    924      10,973
 SBA Communications Corp.*..................................    651      26,732
 Scholastic Corp.*..........................................    462      40,944
 Schulman (A.) Inc. ........................................  1,995      22,943
 SCM Microsystems, Inc.*....................................    441      14,553
 SeaChange International, Inc.*.............................    525      10,664
 Seacoast Financial Services Corp. .........................  3,465      41,580
 SEACOR SMIT, Inc.*.........................................    692      36,417
 Secure Computing Corp.*....................................    840       8,295
 Security Capital Group, Inc.*..............................  1,638      32,862
 SEMCO Energy, Inc. ........................................  2,331      36,276
 Sensient Technologies Corp. ...............................  1,806      41,087
 Sensormatic Electronics Corp.*.............................  2,163      43,394
 SERENA Software, Inc.*.....................................    399      13,660
 Service Corporation International*.........................  8,400      14,700
 Shaw Group, Inc.*..........................................    756      37,800
 SICOR, Inc.*...............................................  1,638      23,649
 Sierra Pacific Resources...................................  2,541      40,815
 Silicon Graphics, Inc.*....................................  5,859      23,436
 Silicon Image, Inc.*.......................................    861       4,682
 Silicon Valley Bancshares*.................................  1,155      39,920
 Silicon Valley Group, Inc.*................................  1,050      30,187
 SilverStream Software, Inc.*...............................    357       7,363
 Sinclair Broadcast Group--Class A*.........................  1,659      16,642
 SIPEX Corp.*...............................................    546      13,070
 Sirius Satellite Radio, Inc.*..............................    966      28,920
 Sky Financial Group, Inc. .................................  2,787      46,682
 SkyWest, Inc. .............................................    852      24,495
 SL Green Realty Corp. .....................................  1,596      44,688

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Smithfield Foods, Inc.*....................................  1,659 $    50,433
 Snap-on, Inc. .............................................  1,428      39,805
 Solutia, Inc. .............................................  2,457      29,484
 Sonic Corp.*...............................................  1,260      29,374
 SONICblue, Inc.*...........................................  2,898      11,954
 SonicWALL, Inc.*...........................................    798      12,968
 Sotheby's Holdings, Inc.--Class A*.........................  1,071      24,834
 Southern Peru Copper Corp. ................................  2,163      27,849
 Southern Union Co.*........................................  1,689      44,759
 Southwest Bancorp of Texas, Inc.*..........................  1,071      45,986
 Southwest Gas Corp. .......................................  1,575      34,453
 Spanish Broadcasting System, Inc.*.........................  1,533       7,665
 SpeedFam-IPEC, Inc.*.......................................  1,008       6,111
 Spherion Corp.*............................................  1,995      22,568
 St. Mary Land & Exploration Co. ...........................    819      27,283
 StanCorp Financial Group, Inc. ............................    651      31,085
 Station Casinos, Inc.*.....................................  1,323      19,762
 Steel Dynamics, Inc.*......................................  1,953      21,483
 STERIS Corp.*..............................................  2,268      36,572
 Sterling Bancshares, Inc. .................................  2,016      39,816
 Stillwater Mining Co.*.....................................  1,134      44,622
 Stone Energy Corp.*........................................    567      36,600
 Storage Technology Corp.*..................................  2,814      25,326
 Suiza Foods Corp.*.........................................    840      40,320
 Sun Communities, Inc. .....................................  1,554      52,059
 Sunglass Hut International, Inc.*..........................  1,890       9,686
 Sunrise Technologies International, Inc.*..................  2,037       3,628
 SuperGen, Inc.*............................................    903      12,529
 Superior Industries International, Inc. ...................  1,008      31,815
 Susquehanna Bancshares, Inc. ..............................  2,310      38,115
 Swift Energy Co.*..........................................    462      17,383
 Swift Transportation Co., Inc.*............................  1,659      32,869
 Symyx Technologies, Inc.*..................................    651      23,436
 Syncor International Corp.*................................    462      16,805
 Syntroleum Corp.*..........................................  1,281      21,777
 Systems & Computer Technology Corp.*.......................  1,281      15,772
 Take-Two Interactive Software, Inc.*.......................    987      11,351
 Talk.com, Inc.*............................................  2,625       3,773
 Technitrol, Inc. ..........................................    672      27,636
 Teledyne Technologies, Inc.*...............................    735      17,364
 Teleflex, Inc. ............................................    840      37,118
 Tennant Co. ...............................................    819      39,312
 Terex Corp.*...............................................  1,134      18,357
 Terremark Worldwide, Inc.*.................................  4,935       3,701
 Tetra Tech, Inc.*..........................................  1,134      36,146
 Texas Biotechnology Corp.*.................................  1,386      11,906
 Texas Industries, Inc. ....................................  1,008      30,240
 Texas Regional Bancshares, Inc.--Class A...................  1,234      40,105
 The Cheesecake Factory*....................................    883      33,885
 The Men's Wearhouse, Inc.*.................................    987      26,896
 The Scotts Company--Class A*...............................    735      27,149
 THQ, Inc.*.................................................    630      15,356
 Three-Five Systems, Inc.*..................................    567      10,206
 Timberland Co.--Class A*...................................    399      26,683
 Timken Co. ................................................  2,037      30,810
 Titan Pharmaceuticals, Inc.*...............................    630      22,283
 Tollgrade Communications, Inc.*............................    273       9,965
 Tom Brown, Inc.*...........................................  1,197      39,351

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                         December 31, 2000

 Common Stocks, continued
                                                                      Market
                                                             Shares    Value
                                                             ------ -----------

 Too, Inc.*.................................................  1,092 $    13,650
 Tower Automotive, Inc.*....................................  1,806      16,254
 Transkaryotic Therapies, Inc.*.............................    588      21,425
 Tredegar Corp. ............................................  1,155      20,140
 Triad Hospitals, Inc.*.....................................    966      31,455
 Triangle Pharmaceuticals, Inc.*............................  1,491       7,362
 Trico Marine Services, Inc.*...............................    714      11,022
 Trimble Navigation Ltd.*...................................    798      19,152
 Trimeris, Inc.*............................................    441      24,200
 Trinity Industries, Inc. ..................................  1,491      37,275
 Tumbleweed Communications Corp.*...........................    294       5,030
 Tupperware Corp. ..........................................  2,079      42,490
 Tut Systems, Inc.*.........................................    441       3,638
 Tweeter Home Entertainment Group, Inc.*....................    462       5,631
 U.S. Industries, Inc. .....................................  2,247      17,976
 UCAR International, Inc.*..................................  1,659      16,175
 UICI*......................................................  1,659       9,850
 Unifi, Inc.*...............................................  2,184      19,520
 Unisource Energy Corp. ....................................  1,995      37,531
 United Bankshares, Inc. ...................................  1,596      33,915
 United Dominion Realty Trust, Inc. ........................  5,250      56,766
 United National Bancorp....................................  1,575      30,220
 United Rentals, Inc.*......................................    777      10,441
 United Stationers, Inc.*...................................  1,113      26,712
 United Television, Inc. ...................................    336      38,975
 United Therapeutics Corp.*.................................    315       4,646
 Universal Corp. ...........................................  1,113      38,955
 Unova, Inc.*...............................................  2,268       8,222
 US Oncology, Inc.*.........................................  3,255      20,547
 USFreightways Corp. .......................................  1,008      30,319
 Valence Technology, Inc.*..................................  1,113      10,365
 Valspar Corp. .............................................    924      29,734
 ValueVision International, Inc.--Class A*..................  1,050      13,256
 Varian Medical Systems, Inc.*..............................    945      64,201
 Varian Semiconductor Equipment Associates, Inc.*...........    903      21,446
 Varian, Inc.*..............................................    924      31,301
 Veeco Instruments, Inc.*...................................    630      25,279
 VelocityHSI, Inc.*.........................................    774          15
 Venator Group, Inc.*.......................................  3,738      57,938
 Ventana Medical Systems, Inc.*.............................    483       8,936
 Veritas DGC, Inc.*.........................................    756      24,419
 Verity, Inc.*..............................................    840      20,213
 ViaSat, Inc.*..............................................    546       7,166
 Viasystems Group, Inc.*....................................  1,197       9,950
 Viatel, Inc.*..............................................  1,638       6,091
 Vical, Inc.*...............................................    756      13,986
 Vicor Corp.*...............................................    609      18,498
 Viewpoint Corp.*...........................................  1,155       6,280
 Vintage Petroleum, Inc. ...................................  1,512      32,508
 VISX, Inc.*................................................  1,491      15,562
 W.R. Grace & Co.*..........................................  2,667       8,501
 Wabash National Corp. .....................................  1,722      14,852
 Wackenhut Corp.--Class A*..................................  1,281      17,294
 Wallace Computer Services, Inc. ...........................  1,596      27,132
 Walter Industries, Inc. ...................................  1,743      12,855
 Washington Real Estate Investment Trust....................  2,541      60,031
 WatchGuard Technologies, Inc.*.............................    357      11,290
 Wausau-Mosinee Paper Corp. ................................  2,247      22,751

 Common Stocks, continued
                                                                     Market
                                                          Shares      Value
                                                        ---------- -----------

 Wave Systems Corp.--Class A*..........................      1,365 $     6,143
 WD-40 Co. ............................................      1,680      32,655
 WebLink Wireless, Inc.*...............................      1,764       6,064
 Webster Financial Corp. ..............................      2,037      57,673
 WebTrends Corp.*......................................        504      14,585
 Wellman, Inc. ........................................      1,659      23,433
 Werner Enterprises, Inc. .............................      1,575      26,775
 West Pharmaceutical Services, Inc. ...................      1,071      26,306
 Westell Technologies, Inc.--Class A*..................        819       2,508
 Western Digital Corp.*................................      4,536      11,057
 Whitney Holding Corp. ................................      1,029      37,366
 Whole Foods Market, Inc.*.............................        756      46,210
 Wisconsin Central Transport*..........................      2,100      31,631
 Wit Soundview Group, Inc.*............................      2,583       9,283
 WMS Industries, Inc.*.................................        609      12,256
 Wolverine World Wide, Inc. ...........................      2,058      31,385
 World Access, Inc.*...................................      2,352       5,660
 WorldGate Communications, Inc.*.......................        567       2,162
 Worthington Industries, Inc. .........................      3,087      24,889
 Xircom, Inc.*.........................................        924      14,322
 Xtra Corp.*...........................................        651      31,248
 Yellow Corp.*.........................................      1,554      31,638
 York International Corp. .............................        966      29,644
 Zale Corp.*...........................................        798      23,192
 Zebra Technologies Corp.*.............................        798      32,556
 Zenith National Insurance Corp. ......................      1,197      35,162
 ZixIt Corp.*..........................................        504       4,410
 Zoran Corp.*..........................................        441       6,836
 Zygo Corp.*...........................................        357      10,096
                                                                   -----------
 TOTAL COMMON STOCKS
  (Cost $18,273,590)...................................             20,463,885
                                                                   -----------
 Options Purchased (3.4%)
                                                        Contracts
                                                        ----------
 Russell 2000 Call Option expiring
  January 2001 @ 280...................................          8     825,000
                                                                   -----------
 TOTAL OPTIONS PURCHASED
  (Cost $696,042)......................................                825,000
                                                                   -----------
 U.S. Treasury Notes (24.1%)
                                                        Principal
                                                          Amount
                                                        ----------
 U.S. Treasury Note, 5.50%, 08/31/01................... $5,902,000   5,894,623
                                                                   -----------
 TOTAL U.S. TREASURY NOTES
  (Cost $5,894,713)....................................              5,894,623
                                                                   -----------
 TOTAL INVESTMENTS
  (Cost $24,864,345)(a) (111.3%).......................             27,183,508
 Liabilities in excess of other assets
  (-11.3%).............................................             (2,748,059)
                                                                   -----------
 TOTAL NET ASSETS (100.0%).............................            $24,435,449
                                                                   ===========

-----
Percentages indicated are based on net assets of $24,435,449.

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
UltraSmall-Cap ProFund                                         December 31, 2000

 Futures Contracts Purchased
                                                                    Unrealized
                                                          Contracts    Gain
                                                          --------- ----------

 Russell 2000 Future Contract expiring
  March 2001 (Underlying face
  amount at value $12,156,250)...........................      50   $2,685,990

-----
*   Non-income producing
(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $16,697,836 for wash sales and $128,958 for options. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized
       appreciation........... $  2,227,563
      Unrealized
       depreciation...........  (16,735,194)
                               ------------
      Net unrealized
       depreciation........... $(14,507,631)
                               ============

The UltraSmall-Cap ProFund's investment concentration based on net assets, by industry, as of December 31, 2000, was as follows:

Aerospace & Defense.......................................................  0.3%
Agriculture...............................................................  0.1%
Airlines..................................................................  0.2%
Automotive................................................................  0.9%
Banking...................................................................  7.1%
Biotechnology.............................................................  2.4%
Building & Construction...................................................  2.6%
Business Services.........................................................  4.6%
Chemicals.................................................................  2.8%
Computer Services.........................................................  1.5%
Computer Software.........................................................  4.0%
Computers.................................................................  2.1%
Consumer Products.........................................................  1.3%
Containers & Packaging....................................................  0.5%
Electrical & Electronics..................................................  2.8%
Energy & Utilities........................................................  7.6%
Environmental Services....................................................  0.3%
Financial Services........................................................  2.4%
Food & Beverage...........................................................  1.8%
Health Care...............................................................  4.7%
Home Furnishings..........................................................  0.7%
Insurance.................................................................  2.2%
Machinery & Equipment.....................................................  3.5%
Media.....................................................................  1.9%
Metals & Mining...........................................................  1.7%
Office Equipment & Supplies...............................................  0.2%
Paper & Forest Products...................................................  0.4%
Pharmaceuticals...........................................................  4.3%
Real Estate...............................................................  0.6%
Real Estate Investment Trust..............................................  5.0%
Retail & Wholesale........................................................  4.5%
Semiconductors............................................................  2.4%
Telecommunications........................................................  2.1%
Textiles & Apparel........................................................  1.1%
Tobacco...................................................................  0.2%
Transportation............................................................  1.7%
Travel & Entertainment....................................................  1.3%
Other..................................................................... 16.2%

              See accompanying notes to the financial statements.

PROFUNDS
UltraSmall-Cap ProFund

 Statement of Assets and Liabilities
                                                               December 31, 2000

Assets:
 Investments, at value (cost $24,864,345)........................  $ 27,183,508
 Unrealized appreciation on swap contracts.......................       354,987
 Cash............................................................     2,599,980
 Dividends and interest receivable...............................       144,677
 Receivable for investments sold.................................    53,001,276
 Variation margin on futures contracts...........................       938,179
 Prepaid expenses................................................       171,494
                                                                   ------------
 Total Assets....................................................    84,394,101
Liabilities:
 Payable for capital shares redeemed.............................    59,864,384
 Advisory fees payable...........................................        20,532
 Management servicing fees payable...............................         4,106
 Administration fees payable.....................................         1,172
 Shareholder servicing fees payable--Service Class...............        11,246
 Other accrued expenses..........................................        57,212
                                                                   ------------
 Total Liabilities...............................................    59,958,652
                                                                   ------------
Net Assets.......................................................  $ 24,435,449
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $ 45,288,059
 Accumulated net investment loss.................................      (110,325)
 Accumulated net realized losses on investments, futures
  contracts and swap contracts...................................   (26,102,425)
 Net unrealized appreciation on investments, futures contracts
  and swap contracts.............................................     5,360,140
                                                                   ------------
Total Net Assets.................................................  $ 24,435,449
                                                                   ============
Investor Shares:
 Net Assets......................................................  $ 20,846,718
 Shares of Beneficial Interest Outstanding.......................     1,003,935
 Net Asset Value (offering and redemption price per share).......  $      20.77
                                                                   ============
Service Shares:
 Net Assets......................................................  $  3,588,731
 Shares of Beneficial Interest Outstanding.......................       174,337
 Net Asset Value (offering and redemption price per share).......  $      20.59
                                                                   ============

 Statement of Operations
                    For the period February 8, 2000(a) through December 31, 2000

Investment Income:
 Dividends (net of foreign taxes of $21).........................  $    406,098
 Interest........................................................       256,130
                                                                   ------------
 Total Income....................................................       662,228
Expenses:
 Advisory fees...................................................       264,648
 Management servicing fees.......................................        52,930
 Administration fees.............................................        31,137
 Shareholder servicing fees--Service Class.......................        92,879
 Custody fees....................................................       135,946
 Registration and filing fees....................................        70,298
 Transfer agent fees.............................................        56,502
 Fund accounting fees............................................        35,763
 Other fees......................................................        24,624
                                                                   ------------
 Total expenses before waivers...................................       764,727
 Less expenses waived............................................      (125,472)
                                                                   ------------
 Net expenses....................................................       639,255
                                                                   ------------
Net Investment Income............................................        22,973
                                                                   ------------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments, futures contracts and swap
  contracts......................................................   (26,293,575)
 Net change in unrealized appreciation on investments, futures
  contracts and swap contracts...................................     5,360,140
                                                                   ------------
 Net realized and unrealized losses on investments, futures
  contracts and swap contracts...................................   (20,933,435)
                                                                   ------------
Decrease in Net Assets Resulting from Operations.................  $(20,910,462)
                                                                   ============

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraSmall-Cap ProFund

 Statement of Changes in Net Assets

                                                              For the period
                                                            February 8, 2000(a)
                                                                  through
                                                             December 31, 2000
                                                            -------------------
Change in Net Assets:
Operations:
 Net investment income.....................................   $        22,973
 Net realized losses on investments, futures contracts and
  swap contracts...........................................       (26,293,575)
 Net change in unrealized appreciation on investments,
  futures contracts and swap contracts.....................         5,360,140
                                                              ---------------
 Net decrease in net assets resulting from operations......       (20,910,462)
Capital Share Transactions:
 Proceeds from shares issued...............................     1,520,445,604
 Cost of shares redeemed...................................    (1,475,099,693)
                                                              ---------------
 Net increase in net assets resulting from capital share
  transactions.............................................        45,345,911
                                                              ---------------
 Total increase in net assets..............................        24,435,449
Net Assets:
 Beginning of period.......................................                --
                                                              ---------------
 End of period.............................................   $    24,435,449
                                                              ===============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraSmall-Cap ProFund

 Financial Highlights

For a share of beneficial interest outstanding
                                          Investor Class        Service Class
                                        -------------------  -------------------
                                        For the period from  For the period from
                                        February 8, 2000(a)  February 8, 2000(a)
                                              through              through
                                         December 31, 2000    December 31, 2000
                                        -------------------  -------------------
Net Asset Value, Beginning of Period..      $     30.00          $    30.00
                                            -----------          ----------
 Net investment income/(loss).........             0.09(b)            (0.20)(b)
 Net realized and unrealized loss on
  investments, futures contracts and
  swap contracts......................            (9.32)              (9.21)
                                            -----------          ----------
 Total loss from investment
  operations..........................            (9.23)              (9.41)
                                            -----------          ----------
Net Asset Value, End of Period........      $     20.77          $    20.59
                                            ===========          ==========
Total Return..........................           (30.77)%(c)         (31.37)%(c)
Ratios/Supplemental Data:
Net assets, end of year...............      $20,846,718          $3,588,731
Ratio of expenses to average net
 assets...............................             1.54%(d)            2.60%(d)
Ratio of net investment income/(loss)
 to average net assets................             0.39%(d)           (0.86)%(d)
Ratio of expenses to average net
 assets*..............................             1.89%(d)            2.96%(d)
Portfolio turnover....................             3345%(e)            3345%(e)

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

                             The UltraOTC ProFund

  The investment objective of the UltraOTC ProFund is to provide daily investment results that correspond to 200% of the performance of the NASDAQ 100(TM) Index. The NASDAQ 100 includes 100 of the largest non-financial domestic companies listed on the NASDAQ National Market tier of the NASDAQ Stock Market. For the year ended December 31, 2000, the Fund's performance has tracked its benchmark with a statistical correlation of over .99. For the twelve months, the Fund (Investor Shares) produced a return of -73.70%*. During the same period, the NASDAQ 100 Index produced a return of -36.84%.


                                    [GRAPH]

UltraOTC- Investor
12/2/97         10,000
12/31/97         8,360
3/31/98         12,440
6/30/98         14,560
9/30/98         13,810
12/31/98        23,854
3/31/99         29,405
6/30/99         33,366
9/30/99         35,118
12/31/99        79,488
3/31/00        103,179
6/30/00         65,581
9/30/00         55,516
12/31/00        20,903

UltraOTC- Service
12/2/97         10,000
12/31/97         8,360
3/31/98         12,440
6/30/98         14,530
9/30/98         13,750
12/31/98        23,740
3/31/99         29,193
6/30/99         33,025
9/30/99         34,665
12/31/99        78,292
3/31/00        101,386
6/30/00         64,274
9/30/00         54,290
12/31/00        20,387

Nasdaq 100

12/2/97         10,000
12/31/97         9,418
3/31/98         11,602
6/30/98         12,712
9/30/98         12,789
12/31/98        17,451
3/31/99         19,896
6/30/99         21,831
9/30/99         22,888
12/31/99        35,244
3/31/00         41,802
6/30/00         35,775
9/30/00         33,939
12/31/00        22,258

Value of a $10,000 Investment
-------------------------------------------
       Average Annual Total Return
             as of 12/31/00
-------------------------------------------
                                  Since
                                 Inception
            1 Year     3 Year    (12/2/97)
-------------------------------------------
Investor   (73.70)%     35.73%     27.02%
-------------------------------------------
Service    (73.96)%     34.60%     26.00%

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the UltraOTC ProFund is measured against the NASDAQ 100 Index, an unmanaged index generally representative of the performance of the NASDAQ Stock Market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                       Schedule of Portfolio Investments
UltraOTC ProFund                                               December 31, 2000

 Common Stocks (97.4%)
                                                           Shares  Market Value
                                                           ------- ------------

 3Com Corp.*..............................................  52,303 $    444,576
 Abgenix, Inc.*...........................................  22,655    1,338,061
 ADC Telecommunications, Inc.*............................ 284,311    5,153,137
 Adelphia Communications Corp.--Class A*..................  42,237    2,180,485
 Adobe Systems, Inc. .....................................  69,423    4,039,551
 Altera Corp.*............................................ 165,126    4,344,878
 Amazon.com, Inc.*........................................  69,669    1,084,224
 Amgen, Inc.*............................................. 143,091    9,148,880
 Apple Computer, Inc.*.................................... 133,872    1,991,346
 Applied Materials, Inc.*................................. 124,416    4,751,136
 Applied Micro Circuits Corp.*............................ 100,933    7,574,706
 Ariba, Inc.*.............................................  68,448    3,679,080
 At Home Corp.--Class A*..................................  73,963      409,108
 Atmel Corp.*............................................. 103,523    1,203,455
 BEA Systems, Inc.*....................................... 104,410    7,028,098
 Bed Bath & Beyond, Inc.*................................. 113,255    2,534,081
 Biogen, Inc.*............................................  54,589    3,278,752
 Biomet, Inc. ............................................  70,563    2,800,469
 BMC Software, Inc.*......................................  55,150      772,100
 Broadcom Corp.--Class A*.................................  41,744    3,506,496
 BroadVision, Inc.*.......................................  86,858    1,026,010
 Check Point Software Technologies Ltd.*..................  45,310    6,051,718
 Chiron Corp.*............................................  79,825    3,552,213
 CIENA Corp.*.............................................  99,958    8,115,340
 Cintas Corp. ............................................  59,435    3,161,199
 Cisco Systems, Inc.*..................................... 761,543   29,129,019
 Citrix Systems, Inc.*....................................  64,538    1,452,105
 CMGI, Inc.*.............................................. 103,651      579,798
 CNET Networks, Inc.*.....................................  46,187      738,270
 Comcast Corp.--Special Class A*.......................... 127,449    5,320,996
 Compuware Corp.*.........................................  67,384      421,150
 Comverse Technology, Inc.*...............................  50,107    5,442,873
 Concord EFS, Inc.*.......................................  71,895    3,158,887
 Conexant Systems, Inc.*..................................  79,214    1,217,915
 Costco Wholesale Corp.*..................................  70,171    2,802,454
 Dell Computer Corp.*..................................... 285,482    4,978,092
 eBay, Inc.*..............................................  59,366    1,959,078
 EchoStar Communications Corp.--Class A*..................  71,629    1,629,560
 Electronic Arts, Inc.*...................................  39,016    1,663,057
 Ericsson (LM) Telephone Co.--ADR......................... 315,841    3,533,471
 Exodus Communications, Inc.*............................. 135,930    2,718,600
 Fiserv, Inc.*............................................  46,255    2,194,222
 Flextronics International Ltd.*.......................... 134,945    3,845,933
 Gemstar-TV Guide International, Inc.*.................... 126,849    5,850,909
 Genzyme Corp.--General Division*.........................  32,121    2,888,882
 Human Genome Sciences, Inc.*.............................  36,445    2,526,094
 i2 Technologies, Inc.*................................... 128,809    7,003,989
 IDEC Pharmaceuticals Corp.*..............................  15,760    2,987,505
 Immunex Corp.*........................................... 220,177    8,944,691
 Inktomi Corp.*...........................................  30,535      545,813
 Intel Corp. ............................................. 697,675   20,973,856
 Intuit, Inc.*............................................  77,136    3,042,051
 JDS Uniphase Corp.*...................................... 277,416   11,564,780
 Juniper Networks, Inc.*..................................  62,301    7,853,819
 KLA-Tencor Corp.*........................................  67,138    2,261,711
 Level 3 Communications, Inc.*............................  75,609    2,480,920

 Common Stocks, continued
                                                           Shares  Market Value
                                                           ------- ------------

 Linear Technology Corp. ................................. 124,741 $  5,769,271
 Maxim Integrated Products, Inc.*......................... 118,328    5,657,558
 McLeodUSA, Inc.--Class A*................................ 143,948    2,033,266
 MedImmune, Inc.*.........................................  66,940    3,192,201
 Mercury Interactive Corp.*...............................  25,610    2,311,303
 Metromedia Fiber Network, Inc.*.......................... 156,399    1,583,540
 Microchip Technology, Inc.*..............................  29,548      648,209
 Microsoft Corp.*......................................... 543,770   23,586,023
 Millennium Pharmaceuticals, Inc.*........................  68,950    4,266,282
 Molex, Inc...............................................  27,934      991,657
 Network Appliance, Inc.*.................................  98,136    6,299,105
 Nextel Communications, Inc.--Class A*.................... 276,489    6,843,103
 Novell, Inc.*............................................ 116,318      607,035
 Oracle Corp.*............................................ 691,952   20,109,855
 PACCAR, Inc..............................................  25,788    1,270,059
 Palm, Inc.*.............................................. 158,083    4,475,725
 PanAmSat Corp.*..........................................  60,075    2,083,852
 Parametric Technology Corp.*............................. 109,897    1,476,741
 Paychex, Inc. ........................................... 104,543    5,083,403
 PeopleSoft, Inc.*........................................ 119,471    4,442,828
 PMC-Sierra, Inc.*........................................  51,919    4,082,131
 QLogic Corp.*............................................  27,334    2,104,718
 Qualcomm, Inc.*.......................................... 268,482   22,065,864
 Rational Software Corp.*.................................  58,115    2,262,853
 RealNetworks, Inc.*......................................  43,833      380,799
 RF Micro Devices, Inc.*..................................  55,436    1,521,025
 Sanmina Corp.*...........................................  48,679    3,730,028
 SDL, Inc.*...............................................  26,113    3,869,620
 Siebel Systems, Inc.*.................................... 148,823   10,064,155
 Smurfit-Stone Container Corp.*...........................  70,516    1,053,333
 Staples, Inc.*...........................................  90,600    1,070,213
 Starbucks Corp.*.........................................  77,046    3,409,285
 Sun Microsystems, Inc.*.................................. 419,886   11,704,322
 Tellabs, Inc.*...........................................  68,714    3,882,341
 TMP Worldwide, Inc.*.....................................  30,535    1,679,425
 USA Networks, Inc.*...................................... 102,815    1,998,467
 VeriSign, Inc.*..........................................  55,376    4,108,207
 Veritas Software Corp.*.................................. 118,456   10,364,900
 Vitesse Semiconductor Corp.*.............................  58,381    3,229,199
 VoiceStream Wireless Corp.*..............................  71,885    7,233,428
 WorldCom, Inc.*.......................................... 307,734    4,327,509
 Xilinx, Inc.*............................................ 130,394    6,014,423
 XO Communications, Inc.--Class A*........................  87,123    1,551,878
 Yahoo!, Inc.*............................................  79,933    2,411,728
                                                                   ------------
 TOTAL COMMON STOCKS
  (Cost $513,742,077).....................................          457,730,466
                                                                   ------------

              See accompanying notes to the financial statements.

PROFUNDS                                      Schedule of Portfolio Investments
UltraOTC ProFund                                              December 31, 2000

 U.S. Treasury Notes (15.6%)
                                                        Principal     Market
                                                         Amount       Value
                                                       ----------- ------------
 U.S. Treasury Note, 5.50%, 08/31/01.................. $23,319,000 $ 23,289,851
 U.S. Treasury Note, 5.25%, 05/15/04..................  50,000,000   50,164,063
                                                                   ------------
 TOTAL U.S. TREASURY NOTES (Cost $73,453,871).........               73,453,914
                                                                   ------------
 TOTAL INVESTMENTS
  (Cost $587,195,948)(a) (113.0%).....................              531,184,380
 Liabilities in excess of other assets
  (-13.0%)............................................              (61,295,855)
                                                                   ------------
 TOTAL NET ASSETS (100.0%)............................             $469,888,525
                                                                   ============

-----
Percentages indicated are based on net assets of $469,888,525.

 Futures Contracts Purchased
                                                                    Unrealized
                                                          Contracts    Gain
                                                          --------- ----------
 NASDAQ Future Contract expiring
  March 2001 (Underlying face amount at value
  $38,048,000)...........................................       160  $435,168

-----
*Non-income producing
(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $707,285,994. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized
       appreciation.......... $   9,067,404
      Unrealized
       depreciation..........  (772,364,966)
                              -------------
      Net unrealized
       depreciation.......... $(763,297,562)
                              =============

ADR--American Depositary Receipt


The UltraOTC ProFund's investment concentration based on net assets, by industry, as of December 31, 2000, was as follows:

Automotive................................................................  0.3%
Biotechnology.............................................................  5.9%
Business Services.........................................................  5.4%
Computer Services.........................................................  3.5%
Computer Software......................................................... 21.9%
Computers................................................................. 12.7%
Containers & Packaging....................................................  0.2%
Electrical & Electronics..................................................  2.3%
Health Care...............................................................  0.6%
Media.....................................................................  3.6%
Pharmaceuticals...........................................................  3.0%
Retail & Wholesale........................................................  2.3%
Semiconductors............................................................ 15.5%
Telecommunications........................................................ 19.5%
Textiles & Apparel........................................................  0.7%
Other.....................................................................  2.6%

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund

 Statement of Assets and Liabilities
                                                               December 31, 2000

Assets:
 Investments, at value (cost $587,195,948)....................  $   531,184,380
 Dividends and interest receivable............................          808,904
 Receivable for investments sold..............................       18,593,598
 Prepaid expenses.............................................          206,280
 Deferred organization costs..................................           15,620
                                                                ---------------
 Total Assets.................................................      550,808,782
Liabilities:
 Payable to custodian.........................................          732,570
 Payable for capital shares redeemed..........................       46,301,319
 Unrealized depreciation on swap contracts....................       32,115,944
 Variation margin on futures contracts........................          274,039
 Advisory fees payable........................................          394,180
 Management servicing fees payable............................           78,837
 Administration fees payable..................................            9,083
 Shareholder servicing fees payable--Service Class............          454,559
 Other accrued expenses.......................................          559,726
                                                                ---------------
 Total Liabilities............................................       80,920,257
                                                                ---------------
Net Assets....................................................  $   469,888,525
                                                                ===============
Net Assets consist of:
 Capital......................................................  $ 1,601,977,194
 Accumulated undistributed net investment income..............          500,592
 Accumulated net realized losses on investments, futures
  contracts and swap contracts................................   (1,044,896,917)
 Net unrealized depreciation on investments, futures contracts
  and swap contracts..........................................      (87,692,344)
                                                                ---------------
Total Net Assets..............................................  $   469,888,525
                                                                ===============
Investor Shares:
 Net Assets...................................................  $   421,434,035
 Shares of Beneficial Interest Outstanding....................       18,466,645
 Net Asset Value (offering and redemption price per share)....  $         22.82
                                                                ===============
Service Shares:
 Net Assets...................................................  $    48,454,490
 Shares of Beneficial Interest Outstanding....................        2,184,263
 Net Asset Value (offering and redemption price per share)....  $         22.18
                                                                ===============

 Statement of Operations
                                            For the year ended December 31, 2000

Investment Income:
 Interest.....................................................  $    13,045,106
 Dividends (net of foreign taxes of $3,983)...................          272,367
                                                                ---------------
 Total Income.................................................       13,317,473
Expenses:
 Advisory fees................................................        9,026,371
 Management servicing fees....................................        1,805,292
 Administration fees..........................................        1,046,205
 Shareholder servicing fees--Service Class....................        1,687,236
 Transfer agent fees..........................................        1,831,906
 Custody fees.................................................          995,432
 Registration and filing fees.................................          466,671
 Fund accounting fees.........................................          197,903
 Other fees...................................................          589,472
                                                                ---------------
 Total expenses...............................................       17,646,488
                                                                ---------------
Net Investment Loss...........................................       (4,329,015)
                                                                ---------------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments, futures contracts and
  swap contracts..............................................     (866,751,641)
 Net change in unrealized appreciation/ (depreciation) on
  investments, futures contracts and swap contracts...........     (481,759,466)
                                                                ---------------
 Net realized and unrealized losses on investments, futures
  contracts and swap contracts................................   (1,348,511,107)
                                                                ---------------
Decrease in Net Assets Resulting from Operations..............  $(1,352,840,122)
                                                                ===============

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund

 Statements of Changes in Net Assets

                                                  For the           For the
                                                year ended        year ended
                                             December 31, 2000 December 31, 1999
                                             ----------------- -----------------
Change in Net Assets:
Operations:
 Net investment loss.......................   $    (4,329,015)  $    (2,884,210)
 Net realized gains/(losses) on
  investments, futures contracts and swap
  contracts................................      (866,751,641)      389,559,533
 Net change in unrealized
  appreciation/(depreciation) on
  investments, futures contracts and
  swap contracts...........................      (481,759,466)      325,343,217
                                              ---------------   ---------------
 Net increase/(decrease) in net assets
  resulting from operations................    (1,352,840,122)      712,018,540
Distributions to Shareholders from:
 Net investment income
 Investor shares...........................                --            (1,514)
 Net realized gains on investments, futures
  contracts and swap contracts
 Investor shares...........................                --        (5,470,542)
 Service shares............................                --          (630,297)
 In excess of net realized gains on
  investments, futures contracts and swap
  contracts
 Investor shares...........................       (60,814,148)               --
 Service shares............................       (10,572,105)               --
                                              ---------------   ---------------
 Net decrease in net assets resulting from
  distributions............................       (71,386,253)       (6,102,353)
Capital Share Transactions:
 Proceeds from shares issued...............     8,344,361,005     4,414,789,699
 Dividends reinvested......................        64,880,874         5,769,144
 Cost of shares redeemed...................    (7,866,184,845)   (4,046,826,304)
                                              ---------------   ---------------
 Net increase in net assets resulting from
  capital share transactions...............       543,057,034       373,732,539
                                              ---------------   ---------------
 Total increase/(decrease) in net assets...      (881,169,341)    1,079,648,726
Net Assets:
 Beginning of year.........................     1,351,057,866       271,409,140
                                              ---------------   ---------------
 End of year...............................   $   469,888,525   $ 1,351,057,866
                                              ===============   ===============

              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                     Investor Class
                         ----------------------------------------------------------------------------
                                                                                         For the
                                                                                       period from
                              For the             For the             For the          December 2,
                            year ended          year ended          year ended         1997(a) to
                         December 31, 2000   December 31, 1999   December 31, 1998  December 31, 1997
                         -----------------   -----------------   -----------------  -----------------
Net Asset Value,
 Beginning of Period....   $      98.88       $        29.82       $      10.45         $  12.50
                           ------------       --------------       ------------         --------
 Net investment
  income/(loss).........          (0.17)(b)            (0.16)              0.20(b)          0.08
 Net realized and
  unrealized gain/(loss)
  on investments,
  futures contracts and
  swap contracts........         (72.35)               69.68              19.17            (2.13)
                           ------------       --------------       ------------         --------
 Total income/(loss)
  from investment
  operations............         (72.52)               69.52              19.37            (2.05)
                           ------------       --------------       ------------         --------
Distribution to
 Shareholders from:
 Net investment income..             --                   --(c)              --(c)            --
 Net realized gain on
  investments, futures
  contracts and swap
  contracts.............             --                (0.46)                --               --
 In excess of net
  realized gain on
  investments, futures
  contracts and swap
  contracts.............          (3.54)                  --                 --               --
                           ------------       --------------       ------------         --------
 Total distributions....          (3.54)               (0.46)                --               --
                           ------------       --------------       ------------         --------
Net Asset Value, End of
 Period.................   $      22.82       $        98.88       $      29.82         $  10.45
                           ============       ==============       ============         ========
Total Return............         (73.70)%             233.25%            185.34%          (16.40)%(d)
Ratios/Supplemental
 Data:
Net assets, end of
 year...................   $421,434,035       $1,216,220,142       $239,017,203         $256,184
Ratio of expenses to
 average net assets.....           1.33%                1.31%              1.47%            1.07%(e)
Ratio of net investment
 income/(loss) to
 average net assets.....          (0.22)%              (0.50)%             1.05%            2.73%(e)
Ratio of expenses to
 average net assets*....           1.33%                1.33%              1.67%           21.74%(e)
Portfolio turnover(f)...            801%                 670%               156%              --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Distribution per share was less than $0.005.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
UltraOTC ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                      Service Class
                         ------------------------------------------------------------------------
                                                                                     For the
                                                                                   period from
                              For the            For the           For the         December 2,
                            year ended         year ended        year ended        1997(a) to
                         December 31, 2000  December 31, 1999 December 31, 1998 December 31, 1997
                         -----------------  ----------------- ----------------- -----------------
Net Asset Value,
 Beginning of Period....    $     97.40       $      29.68       $     10.45        $  12.50
                            -----------       ------------       -----------        --------
 Net investment
  income/(loss).........          (0.93)(b)          (0.64)             0.10(b)           --
 Net realized and
  unrealized gain/(loss)
  on investments,
  futures contracts and
  swap contracts........         (70.75)             68.82             19.13           (2.05)
                            -----------       ------------       -----------        --------
 Total income/(loss)
  from investment
  operations............         (71.68)             68.18             19.23           (2.05)
                            -----------       ------------       -----------        --------
Distribution to
 Shareholders from:
 Net investment income..             --                 --                --(c)           --
 Net realized gain on
  investments, futures
  contracts and swap
  contracts.............             --              (0.46)               --              --
 In excess of net
  realized gain on
  investments, futures
  contracts and swap
  contracts.............          (3.54)                --                --              --
                            -----------       ------------       -----------        --------
 Total distributions....          (3.54)             (0.46)               --              --
                            -----------       ------------       -----------        --------
Net Asset Value, End of
 Period.................    $     22.18       $      97.40       $     29.68        $  10.45
                            ===========       ============       ===========        ========
Total Return............         (73.96)%           229.73%           183.98%         (16.40)%(d)
Ratios/Supplemental
 Data:
Net assets, end of
 year...................    $48,454,490       $134,837,724       $32,391,937        $663,984
Ratio of expenses to
 average net assets.....           2.33%              2.30%             2.38%           1.75%(e)
Ratio of net investment
 income/(loss) to
 average net assets.....          (1.22)%            (1.49)%            0.07%          (0.06)%(e)
Ratio of expenses to
 average net assets*....           2.33%              2.32%             2.61%          23.42%(e)
Portfolio turnover(f)...            801%               670%              156%             --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c) Distribution per share was less than $0.005.
(d) Not annualized.
(e)Annualized.
(f)Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

                            The UltraEurope ProFund

  The investment objective of the UltraEurope ProFund is to provide daily investment results that correspond to 200% of the performance of the ProFunds Europe Index. The index is a combined measure of European stock performance created by ProFund Advisors LLC from the leading stock indexes of Europe's three largest economies giving equal weight to each index each day. For the year ended December 31, 2000, the Fund's performance has tracked its benchmark with a statistical correlation of over .94. For the twelve months, the Fund (Investor Shares) produced a return of -33.55%*. During the same period, the ProFunds European Index produced a return of -12.17%.

                                    [GRAPH]

UltraEurope-Investor
3/15/99          10,000
3/31/99          10,013
6/30/99           9,723
9/30/99           8,863
12/31/99         13,663
3/31/00          13,070
6/30/00          11,413
9/30/00           9,937
12/31/00          9,079

UltraEurope-Service
3/15/99          10,000
3/31/99          10,010
6/30/99           9,693
9/30/99           8,820
12/31/99         13,573
3/31/00          12,940
6/30/00          11,303
9/30/00           9,817
12/31/00          8,949

CAC-40
3/15/99          10,000
3/31/99           9,912
6/30/99          10,215
9/30/99          10,700
12/31/99         13,067
3/31/00          13,149
6/30/00          13,454
9/30/00          12,091
12/31/00         12,165

DAX
3/15/99          10,000
3/31/99           9,597
6/30/99          10,078
9/30/99           9,987
12/31/99         12,699
3/31/00          13,229
6/30/00          11,981
9/30/00          10,915
12/31/00         10,990

FTSE 100
3/15/99          10,000
3/31/99          10,085
6/30/99           9,880
9/30/99           9,851
12/31/99         11,099
3/31/00          10,332
6/30/00           9,495
9/30/00           9,231
12/31/00          9,222

ProFunds Europe Index
3/15/99          10,000
3/31/99           9,864
6/30/99          10,058
9/30/99          10,180
12/31/99         12,288
3/31/00          12,237
6/30/00          11,643
9/30/00          10,746
12/31/00         10,793

Value of a $10,000 Investment
------------------------------
Average Annual Total Return
     as of 12/31/00
------------------------------
                       Since
                     Inception
            1 Year   (3/15/99)
------------------------------
Investor   (33.55)%    (5.23)%
------------------------------
Service    (34.07)%    (5.99)%


* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the UltraEurope ProFund is measured against the ProFunds European Index (PEI). The PEI was created by the Advisor and is equal to a blended average of the performance of three European equity indices: the Financial Times Stock Exchange 100 (FTSE-100), the Deutsche Aktienindex (DAX) and the CAC-40. This index is unmanaged and does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                      Schedule of Portfolio Investments
UltraEurope ProFund                                           December 31, 2000

 Common Stocks (90.4%)
                                                                       Market
                                                            Shares     Value
                                                           --------- ----------

 Adidas-Salomon AG........................................     135   $    8,350
 Allianz AG...............................................     714      266,698
 BASF AG..................................................   1,857       83,825
 Bayer AG.................................................   2,190      114,659
 Bayerische Motoren Werke AG..............................   1,926       62,989
 Commerzbank AG...........................................   1,602       46,373
 DaimlerChrysler AG.......................................   2,907      121,879
 Degussa-Huels AG.........................................     582       20,016
 Deutsche Bank AG.........................................   1,737      145,700
 Deutsche Lufthansa AG....................................   1,116       28,707
 Deutsche Telekom AG......................................   8,604      258,816
 Dresdner Bank AG.........................................   1,551       67,512
 Epcos AG.................................................     189       16,383
 Fresenius Medical Care AG................................     249       20,300
 Henkel KGaA..............................................     426       27,665
 HypoVereinsbank..........................................   1,542       87,134
 Infineon Technologies AG.................................   1,710       63,425
 Karstadt Quelle AG.......................................     339       10,452
 Linde AG.................................................     345       16,715
 MAN AG...................................................     444       11,276
 Metro AG.................................................     951       44,380
 Muenchener Rueckversicherungs-Gesellschaft AG............     549      196,043
 Preussag AG..............................................     558       20,085
 RWE AG...................................................   1,638       73,372
 SAP AG...................................................     843      118,338
 Schering AG..............................................     609       34,527
 Siemens AG...............................................   1,698      221,494
 Thyssen Krupp AG.........................................   1,497       23,147
 Veba AG..................................................   2,235      135,718
 Volkswagen AG............................................   1,224       63,877
                                                                     ----------
 TOTAL COMMON STOCKS
  (Cost $2,289,778).......................................            2,409,855
                                                                     ----------
 Options Purchased (8.6%)
                                                           Contracts
                                                           ---------
 CAC 40 Put Option expiring
  March 2001 @ 3600.......................................   1,050        1,338
 FTSE 100 Call Option expiring
  January 2001 @ 4300.....................................       4      114,727
 FTSE 100 Put Option expiring
  January 2001 @ 4300.....................................      50          209
 FTSE 100 Put Option expiring
  January 2001 @ 8100.....................................       4      112,042
                                                                     ----------
 TOTAL OPTIONS PURCHASED
  (Cost $219,952).........................................              228,316
                                                                     ----------

 U.S. Treasury Notes (18.9%)
                                                        Principal   Market
                                                         Amount      Value
                                                        --------- -----------
 U.S. Treasury Note, 5.50%, 08/31/01...................  $504,000  $  503,370
                                                                  ----------
 TOTAL U.S. TREASURY NOTES
  (Cost $503,378)......................................               503,370
                                                                  ----------
 TOTAL INVESTMENTS
  (Cost $3,013,108)(a) (117.9%)........................             3,141,541
 Liabilities in excess of other assets
  (-17.9%).............................................              (476,193)
                                                                  ----------
 TOTAL NET ASSETS (100.0%).............................            $2,665,348
                                                                  ==========
-----
Percentages indicated are based on net assets of $2,665,348.

 Futures Contracts Purchased
                                                                  Unrealized
                                                        Contracts Gain/(Loss)
                                                        --------- -----------
 CAC 40 Future Contract expiring
  January 2001 (Underlying face amount at value
  $1,729,933)..........................................        31  $   27,921
 FTSE 100 Future Contract expiring March 2001
  (Underlying face amount at value $1,757,458).........        19  $   (7,656)
 Futures Contracts Sold
 DAX 30 Future Contract expiring
  March 2001 (Underlying face amount at value
  $456,836)............................................         3  $   (6,910)

-----
(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $250,523 for wash sales. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation.... $ 137,545
      Unrealized depreciation....  (259,635)
                                  ---------
      Net unrealized
       depreciation.............. $(122,090)
                                  =========

The UltraEurope ProFund's investment concentration based on net assets, by industry, as of December 31, 2000, was as follows:

Airlines..................................................................  1.1%
Automotive................................................................  9.3%
Banking................................................................... 13.0%
Building & Construction...................................................  0.6%
Chemicals.................................................................  9.2%
Computer Software.........................................................  4.4%
Diversified...............................................................  0.8%
Electrical & Electronics..................................................  0.6%
Energy & Utilities........................................................  2.8%
Health Care...............................................................  0.8%
Insurance................................................................. 17.3%
Machinery & Equipment..................................................... 14.7%
Pharmaceuticals...........................................................  1.3%
Retail & Wholesale........................................................  2.4%
Semiconductors............................................................  2.4%
Telecommunications........................................................  9.7%
Other.....................................................................  9.6%

              See accompanying notes to the financial statements.

PROFUNDS
UltraEurope ProFund

 Statement of Assets and Liabilities

                                                               December 31, 2000

Assets:
 Investments, at value (cost $3,013,108)...........................  $3,141,541
 Foreign currency, at value (cost $673,011)........................     672,936
 Dividends and interest receivable.................................       9,419
 Reclaims receivable...............................................       3,758
 Receivable from Investment Advisor................................     113,453
 Prepaid expenses..................................................       5,915
                                                                     ----------
 Total Assets......................................................   3,947,022
Liabilities:
 Payable to custodian..............................................   1,194,529
 Payable for capital shares redeemed...............................      53,555
 Variation margin on futures contracts.............................      18,673
 Advisory fees payable.............................................       2,781
 Management servicing fees payable.................................         464
 Shareholder servicing fees payable--Service Class.................      11,672
                                                                     ----------
 Total Liabilities.................................................   1,281,674
                                                                     ----------
Net Assets.........................................................  $2,665,348
                                                                     ==========
Net Assets consist of:
 Capital...........................................................  $4,628,236
 Accumulated net investment loss...................................     (12,063)
 Accumulated net realized losses on investments, futures contracts, swap contracts and foreign currency transactions.................  (2,092,506)
 Net unrealized appreciation on investments, futures contracts and
  foreign currency transactions....................................     141,681
                                                                     ----------
Total Net Assets...................................................  $2,665,348
                                                                     ==========
Investor Shares:
 Net Assets........................................................  $2,262,458
 Shares of Beneficial Interest Outstanding.........................      99,881
 Net Asset Value (offering and redemption price per share).........  $    22.65
                                                                     ==========
Service Shares:
 Net Assets........................................................  $  402,890
 Shares of Beneficial Interest Outstanding.........................      18,081
 Net Asset Value (offering and redemption price per share).........  $    22.28
                                                                     ==========

 Statement of Operations
                                            For the year ended December 31, 2000

Investment Income:
 Interest.........................................................  $   145,212
 Dividends (net of foreign taxes of $4,324).......................       44,068
                                                                    -----------
 Total Income.....................................................      189,280
Expenses:
 Advisory fees....................................................       66,373
 Management servicing fees........................................       11,062
 Administration fees..............................................       75,000
 Shareholder servicing fees--Service Class........................       32,892
 Custody fees.....................................................       94,002
 Registration and filing fees.....................................       33,885
 Transfer agent fees..............................................       10,991
 Fund accounting fees.............................................        3,625
 Other fees.......................................................        4,748
                                                                    -----------
 Total expenses before waivers/reimbursements.....................      332,578
 Less expenses waived/reimbursed..................................     (113,453)
                                                                    -----------
 Net expenses.....................................................      219,125
                                                                    -----------
Net Investment Loss...............................................      (29,845)
                                                                    -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments, futures contracts, swap
  contracts and foreign currency transactions.....................   (2,280,695)
 Net change in unrealized appreciation on investments, futures
  contracts and foreign currency transactions.....................   (2,296,318)
                                                                    -----------
  Net realized and unrealized losses on investments, futures
   contracts, swap contracts and foreign currency transactions....   (4,577,013)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(4,606,858)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
UltraEurope ProFund

 Statements of Changes in Net Assets

                                          For the           For the period
                                        year ended         March 15, 1999(a)
                                     December 31, 2000 through December 31, 1999
                                     ----------------- -------------------------
Change in Net Assets:
Operations:
 Net investment income/(loss)......    $     (29,845)         $    40,060
 Net realized gains/(losses) on
  investments, futures contracts,
  swap contracts and foreign
  currency transactions............       (2,280,695)           2,976,651
 Net change in unrealized
  appreciation on investments,
  futures contracts and foreign
  currency transactions............       (2,296,318)           2,437,999
                                       -------------          -----------
 Net increase/(decrease) in net
  assets resulting from
  operations.......................       (4,606,858)           5,454,710
Distributions to Shareholders from:
 Net investment income
 Investor shares...................           (1,771)                  --
 Net realized gains on investments,
  futures contracts, swap contracts
  and foreign currency transactions
 Investor shares...................         (239,263)                  --
 Service shares....................          (43,684)                  --
 In excess of net realized gains on
  investments, futures contracts,
  swap contracts and foreign
  currency transactions
 Investor shares...................         (144,902)                  --
 Service shares....................          (26,455)                  --
                                       -------------          -----------
 Net decrease in net assets
  resulting from distributions.....         (456,075)                  --
Capital Share Transactions:
 Proceeds from shares issued.......      163,964,589           71,625,925
 Dividends reinvested..............          422,999                   --
 Cost of shares redeemed...........     (181,179,658)         (52,560,284)
                                       -------------          -----------
 Net increase/(decrease) in net
  assets resulting from capital
  share transactions...............      (16,792,070)          19,065,641
                                       -------------          -----------
 Total increase/(decrease) in net
  assets...........................      (21,855,003)          24,520,351
Net Assets:
 Beginning of period...............       24,520,351                   --
                                       -------------          -----------
 End of period.....................    $   2,665,348          $24,520,351
                                       =============          ===========

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraEurope ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                   Investor Class                         Service Class
                         ------------------------------------  -----------------------------------
                                             For the period                       For the period
                              For the        from March 15,         For the       from March 15,
                            year ended         1999(a) to         year ended        1999(a) to
                         December 31, 2000  December 31, 1999  December 31, 2000 December 31, 1999
                         -----------------  -----------------  ----------------- -----------------
Net Asset Value,
 Beginning of Period....    $    40.99         $    30.00          $  40.72         $     30.00
                            ----------         ----------          --------         -----------
 Net investment
  income/(loss).........         (0.07)(b)           0.19             (0.24)(b)            0.03
 Net realized and
  unrealized gain/(loss)
  on investments,
  futures contracts,
  swap contracts and
  foreign currency
  transactions..........        (13.77)             10.80            (13.72)              10.69
                            ----------         ----------          --------         -----------
 Total income/(loss)
  from investment
  operations............        (13.84)             10.99            (13.96)              10.72
                            ----------         ----------          --------         -----------
Distribution to
 Shareholders from:
 Net investment income..         (0.02)                --                --                  --
 Net realized gain on
  investments, futures
  contracts, swap
  contracts and foreign
  currency
  transactions..........         (2.79)                --             (2.79)                 --
 In excess of net
  realized gain on
  investments, futures
  contracts, swap
  contracts and foreign
  currency
  transactions..........         (1.69)                --             (1.69)                 --
                            ----------         ----------          --------         -----------
 Total distributions....         (4.50)                --             (4.48)                 --
                            ----------         ----------          --------         -----------
Net Asset Value, End of
 Period.................    $    22.65         $    40.99          $  22.28         $     40.72
                            ==========         ==========          ========         ===========
Total Return............        (33.55)%            36.63%(c)        (34.07)%             35.73%(c)
Ratios/Supplemental
 Data:
Net assets, end of
 year...................    $2,262,458         $5,560,299          $402,890         $18,960,052
Ratio of expenses to
 average net assets.....          2.53%              1.53%(d)          3.54%               2.50%(d)
Ratio of net investment
 income/(loss) to
 average net assets.....         (0.20)%             1.79%(d)         (0.66)%              0.46%(d)
Ratio of expenses to
 average net assets*....          4.07%              2.53%(d)          5.08%               3.58%(d)
Portfolio turnover(e)...          2381%               514%             2381%                514%

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

                            The UltraJapan ProFund

  Launched on February 8, 2000, the investment objective of the UltraJapan ProFund is to provide daily investment results that correspond to 200% of the performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the performance of related futures contracts traded in the United States. The Nikkei 225 is a price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. Since its inception, the Fund's performance has tracked its benchmark with a statistical correlation of over .98. For the same period, the Fund (Investor Shares) produced a return of -53.44%*, while the Nikkei 225 Stock Average had a return of -30.88%.

                                    [GRAPH]

UltraJapan-Investor
2/8/00          10,000
3/31/00         10,547
6/30/00          7,680
9/30/00          6,117
12/31/00         4,656





UltraJapan-Service
2/8/00          10,000
3/31/00         10,527
6/30/00          7,650
9/30/00          6,077
12/31/00         4,614





Nikkei 225 Index
2/7/00          10,000
3/31/00         10,197
6/30/00          8,729
9/30/00          7,895
12/31/00         6,912

Value of a $10,000 Investments
--------------------------------
 Average Annual Total Return
        as of 12/31/00
--------------------------------
                   Since
                 Inception
                 (2/8/00)
--------------------------------
Investor          (53.44)%
--------------------------------
Service           (53.86)%

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the UltraJapan ProFund is measured against the Nikkei 225 Stock Average, an unmanaged index generally representative of the performance of Tokyo Stock Exchange as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.



The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                      Schedule of Portfolio Investments
UltraJapan ProFund                                            December 31, 2000

 Options Purchased (18.9%)
                                                          Contracts
                                                              or
                                                          Principal    Market
                                                            Amount     Value
                                                          ---------- ----------
 Nikkei 225 Call Option expiring
  January 2001 @ 9000....................................         15 $  356,625
 Nikkei 225 Put Option expiring
  January 2001 @ 9000....................................        120      1,398
                                                                     ----------
 TOTAL OPTIONS PURCHASED
  (Cost $445,827)........................................               358,023
                                                                     ----------
 U.S. Treasury Notes (66.0%)
 U.S. Treasury Note, 5.50%, 08/31/01..................... $1,251,000  1,249,436
                                                                     ----------
 TOTAL U.S. TREASURY NOTES
  (Cost $1,249,455)......................................             1,249,436
                                                                     ----------
 TOTAL INVESTMENTS
  (Cost $1,695,282)(a) (84.9%)...........................             1,607,459
 Other assets in excess of liabilities (15.1%)...........               285,538
                                                                     ----------
 TOTAL NET ASSETS (100.0%)...............................            $1,892,997
                                                                     ==========

-----
Percentages indicated are based on net assets of $1,892,997.

 Futures Contracts Purchased
                                                                    Unrealized
                                                          Contracts    Gain
                                                          --------- ----------
 Nikkei 225 Future Contract expiring March 2001
  (Underlying face amount at value $2,751,000)...........        40  $ 905,292

-----
(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain losses by $(87,804) for options. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation......... $  0
      Unrealized depreciation.........  (19)
                                       ----
      Net unrealized depreciation..... $(19)
                                       ====

              See accompanying notes to the financial statements.

PROFUNDS
UltraJapan ProFund

 Statement of Assets and Liabilities
                                                               December 31, 2000

Assets:
 Investments, at value (cost $1,695,282)..........................  $ 1,607,459
 Interest receivable..............................................       23,378
 Receivable for capital shares issued.............................       28,520
 Variation margin on futures contracts............................      209,018
 Prepaid expenses.................................................       38,456
                                                                    -----------
 Total Assets.....................................................    1,906,831
Liabilities:
 Payable to custodian.............................................        2,899
 Advisory fees payable............................................        3,172
 Management servicing fees payable................................          529
 Administration fees payable......................................           33
 Shareholder servicing fees payable--Service Class................        2,818
 Other accrued expenses...........................................        4,383
                                                                    -----------
 Total Liabilities................................................       13,834
                                                                    -----------
Net Assets........................................................  $ 1,892,997
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $ 7,076,133
 Accumulated undistributed net investment income..................          798
 Accumulated net realized losses on investments and futures
  contracts.......................................................   (6,001,403)
 Net unrealized appreciation on investments and futures
  contracts.......................................................      817,469
                                                                    -----------
Total Net Assets..................................................  $ 1,892,997
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $ 1,050,477
 Shares of Beneficial Interest Outstanding........................       79,906
 Net Asset Value (offering and redemption price per share)........  $     13.15
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $   842,520
 Shares of Beneficial Interest Outstanding........................       63,483
 Net Asset Value (offering and redemption price per share)........  $     13.27
                                                                    ===========

 Statement of Operations
                    For the period February 8, 2000(a) through December 31, 2000

Investment Income:
 Interest.........................................................  $   176,057
Expenses:
 Advisory fees....................................................       34,389
 Management servicing fees........................................        5,732
 Administration fees..............................................        3,344
 Shareholder servicing fees--Service Class........................       15,401
 Registration and filing fees.....................................       27,435
 Custody fees.....................................................        6,505
 Transfer agent fees..............................................        5,988
 Fund accounting fees.............................................        1,131
 Other fees.......................................................        3,746
                                                                    -----------
 Total expenses before waivers....................................      103,671
 Less expenses waived.............................................      (27,664)
                                                                    -----------
 Net expenses.....................................................       76,007
                                                                    -----------
Net Investment Income.............................................      100,050
                                                                    -----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and futures contracts.........   (6,001,404)
 Net change in unrealized appreciation on investments and futures
  contracts.......................................................      817,469
                                                                    -----------
 Net realized and unrealized losses on investments and futures
  contracts.......................................................   (5,183,935)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(5,083,885)
                                                                    ===========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraJapan ProFund

 Statement of Changes in Net Assets

                                                               For the period
                                                             February 8, 2000(a)
                                                                  through
                                                              December 31, 2000
                                                             -------------------
Change in Net Assets:
Operations:
 Net investment income.....................................     $     100,050
 Net realized losses on investments and futures contracts..        (6,001,404)
 Net change in unrealized appreciation on investments and
  futures contracts........................................           817,469
                                                                -------------
 Net decrease in net assets resulting from operations......        (5,083,885)
Distributions to Shareholders from:
 Net investment income
 Investor shares...........................................           (63,515)
 Service shares............................................           (35,736)
                                                                -------------
 Net decrease in net assets resulting from distributions...           (99,251)
Capital Share Transactions:
 Proceeds from shares issued...............................       118,962,502
 Dividends reinvested......................................            92,184
 Cost of shares redeemed...................................      (111,978,553)
                                                                -------------
 Net increase in net assets resulting from capital share
  transactions.............................................         7,076,133
                                                                -------------
 Total increase in net assets..............................         1,892,997
Net Assets:
 Beginning of period.......................................                --
                                                                -------------
 End of period.............................................     $   1,892,997
                                                                =============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
UltraJapan ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                          Investor Class        Service Class
                                        -------------------  -------------------
                                        For the period from  For the period from
                                        February 8, 2000(a)  February 8, 2000(a)
                                              through              through
                                         December 31, 2000    December 31, 2000
                                        -------------------  -------------------
Net Asset Value, Beginning of Period...     $    30.00            $  30.00
                                            ----------            --------
 Net investment income.................           0.58(b)             0.39(b)
 Net realized and unrealized loss on
  investments and futures contracts....         (16.59)             (16.53)
                                            ----------            --------
 Total loss from investment
  operations...........................         (16.01)             (16.14)
                                            ----------            --------
Distribution to Shareholders from:
 Net investment income.................          (0.84)              (0.59)
                                            ----------            --------
 Total distributions...................          (0.84)              (0.59)
                                            ----------            --------
Net Asset Value, End of Period.........     $    13.15            $  13.27
                                            ==========            ========
Total Return...........................         (53.44)%(c)         (53.86)%(c)
Ratios/Supplemental Data:
Net assets, end of year................     $1,050,477            $842,520
Ratio of expenses to average net
 assets................................           1.59%(d)            2.60%(d)
Ratio of net investment income to
 average net assets....................           2.99%(d)            2.09%(d)
Ratio of expenses to average net
 assets*...............................           2.31%(d)            3.33%(d)
Portfolio turnover.....................           1300%(e)            1300%(e)

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

                               The Bear ProFund

  The investment objective of the Bear ProFund is to provide daily investment results that inversely correspond to the performance of the S&P 500(R) Index. The index consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. For the year ended December 31, 2000, the Fund's performance has tracked its benchmark with a statistical correlation of over .99. For the twelve months, the Fund (Investor Shares) produced a return of 16.41%*. During the same period, the S&P 500 Index produced a return of -10.14%.


                                    [GRAPH]

Bear-Investor
12/31/97         10,000
12/31/97         10,000
3/31/98           8,960
6/30/98           8,740
9/30/98           9,710
12/31/98          8,054
3/31/99           7,844
6/30/99           7,416
9/30/99           8,005
12/31/99          7,062
3/31/00           6,985
6/30/00           7,284
9/30/00           7,497
12/31/00          8,221

Bear-Service
12/31/97         10,000
12/31/97         10,000
3/31/98           8,960
6/30/98           8,740
9/30/98           9,710
12/31/98          7,996
3/31/99           7,734
6/30/99           7,302
9/30/99           7,869
12/31/99          6,931
3/31/00           6,826
6/30/00           7,100
9/30/00           7,325
12/31/00          8,008

S&P 500


12/31/97         10,000
3/31/98          11,353
6/30/98          11,684
9/30/98          10,480
12/31/98         12,667
3/31/99          13,256
6/30/99          14,145
9/30/99          13,218
12/31/99         15,140
3/31/00          15,442
6/30/00          14,989
9/30/00          14,803
12/31/00         13,605

Value of a $10,000 Investment
---------------------------------------
     Average Annual Total Return
          as of 12/31/00
---------------------------------------
                               Since
                              Inception
           1 Year    3 Year  (12/31/97)
---------------------------------------
Investor   16.41%   (6.32)%     (6.32)%
---------------------------------------
Service    15.54%   (7.14)%     (7.13)%

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the Bear ProFund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                      Schedule of Portfolio Investments
Bear ProFund                                                  December 31, 2000

 Options Purchased (3.0%)
                                                          Contracts
                                                              or
                                                          Principal    Market
                                                            Amount     Value
                                                          ---------- ----------
 S&P 500 Put Option expiring
  January 2001 @ 1900....................................          2 $  283,000
                                                                     ----------
 TOTAL OPTIONS PURCHASED (Cost $276,248).................               283,000
                                                                     ----------
 U.S. Treasury Notes (31.0%)
 U.S. Treasury Note, 5.50%, 08/31/01..................... $2,882,000  2,878,398
                                                                     ----------
 TOTAL U.S. TREASURY NOTES (Cost $2,878,442).............             2,878,398
                                                                     ----------
 TOTAL INVESTMENTS (Cost $3,154,690)(a) (34.0%)..........             3,161,398
 Other assets in excess of liabilities (66.0%)...........             6,138,367
                                                                     ----------
 TOTAL NET ASSETS (100.0%)...............................            $9,299,765
                                                                     ==========

-----
Percentages indicated are based on net assets of $9,299,765.

 Futures Contracts Sold
                                                                  Unrealized
                                                        Contracts Gain/(Loss)
                                                        --------- -----------
 S&P 500 Future Contract expiring March 2001
  (Underlying face amount at value $133,400)...........         2    $  1,515
 S&P 500 Future Contract expiring March 2001
  (Underlying face amount at value $9,004,500).........        27    $(25,316)

-----
(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains by $6,752 for options. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation......... $  0
      Unrealized depreciation.........  (44)
                                       ----
      Net unrealized depreciation..... $(44)
                                       ====

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund

 Statement of Assets and Liabilities
                                                               December 31, 2000

Assets:
 Investments, at value (cost $3,154,690)..........................  $ 3,161,398
 Cash.............................................................       76,822
 Interest receivable..............................................       53,858
 Receivable for capital shares issued.............................    6,091,391
 Variation margin on futures contracts............................       28,091
 Receivable from Investment Advisor...............................       23,805
 Prepaid expenses.................................................       15,923
 Deferred organization costs......................................           35
                                                                    -----------
 Total Assets.....................................................    9,451,323
Liabilities:
 Payable for investments purchased................................      142,505
 Advisory fees payable............................................        2,194
 Management servicing fees payable................................          439
 Administration fees payable......................................           52
 Shareholder servicing fees payable--Service Class................        3,149
 Other accrued expenses...........................................        3,219
                                                                    -----------
 Total Liabilities................................................      151,558
                                                                    -----------
Net Assets........................................................  $ 9,299,765
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $12,315,352
 Accumulated undistributed net investment income..................        4,638
 Accumulated net realized losses on investments and futures
  contracts.......................................................   (3,003,132)
 Net unrealized depreciation on investments and futures
  contracts.......................................................      (17,093)
                                                                    -----------
Total Net Assets..................................................  $ 9,299,765
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $ 8,888,800
 Shares of Beneficial Interest Outstanding........................      271,407
 Net Asset Value (offering and redemption price per share)........  $     32.75
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $   410,965
 Shares of Beneficial Interest Outstanding........................       12,598
 Net Asset Value (offering and redemption price per share)........  $     32.62
                                                                    ===========

 Statement of Operations
                                            For the year ended December 31, 2000

Investment Income:
 Interest...........................................................  $ 363,420
Expenses:
 Advisory fees......................................................     51,733
 Management servicing fees..........................................     10,347
 Administration fees................................................      6,047
 Shareholder servicing fees--Service Class..........................      3,742
 Registration and filing fees.......................................     49,110
 Transfer agent fees................................................     13,733
 Custody fees.......................................................     11,465
 Fund accounting fees...............................................      2,211
 Other fees.........................................................      6,241
                                                                      ---------
 Total expenses before waivers......................................    154,629
 Less expenses waived...............................................    (23,805)
                                                                      ---------
 Net expenses.......................................................    130,824
                                                                      ---------
Net Investment Income...............................................    232,596
                                                                      ---------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and futures contracts...........   (129,439)
 Net change in unrealized depreciation on investments and futures
  contracts.........................................................     50,193
                                                                      ---------
 Net realized and unrealized losses on investments and futures
  contracts.........................................................    (79,246)
                                                                      ---------
Increase in Net Assets Resulting from Operations....................  $ 153,350
                                                                      =========

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund


 Statements of Changes in Net Assets

                                                  For the           For the
                                                year ended        year ended
                                             December 31, 2000 December 31, 1999
                                             ----------------- -----------------
Change in Net Assets:
Operations:
 Net investment income.....................    $     232,596     $     390,142
 Net realized losses on investments and
  futures contracts........................         (129,439)       (2,103,989)
 Net change in unrealized
  appreciation/(depreciation) on
  investments and futures contracts........           50,193           (70,043)
                                               -------------     -------------
 Net increase/(decrease) in net assets
  resulting from operations................          153,350        (1,783,890)
Distributions to Shareholders from:
 Net investment income
 Investor shares...........................         (220,174)         (237,255)
 Service shares............................          (14,009)         (150,057)
                                               -------------     -------------
 Net decrease in net assets resulting from
  distributions............................         (234,183)         (387,312)
Capital Share Transactions:
 Proceeds from shares issued...............      398,406,808       313,003,794
 Dividends reinvested......................          239,312           355,358
 Cost of shares redeemed...................     (392,691,421)     (312,308,508)
                                               -------------     -------------
 Net increase in net assets resulting from
  capital share transactions...............        5,954,699         1,050,644
                                               -------------     -------------
 Total increase/(decrease) in net assets...        5,873,866        (1,120,558)
Net Assets:
 Beginning of year.........................        3,425,899         4,546,457
                                               -------------     -------------
 End of year...............................    $   9,299,765     $   3,425,899
                                               =============     =============

              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                        Investor Class
                         -----------------------------------------------------------------------------
                              For the           For the           For the        For the period from
                            year ended        year ended        year ended     December 31, 1997(a) to
                         December 31, 2000 December 31, 1999 December 31, 1998    December 31, 1997
                         ----------------- ----------------- ----------------- -----------------------
Net Asset Value,
 Beginning of Period....    $    30.18        $    39.88        $    50.00           $    50.00
                            ----------        ----------        ----------           ----------
 Net investment income..          1.09(b)           1.10(b)           1.47(b)                --
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....          3.84(c)          (5.97)           (11.22)                  --
                            ----------        ----------        ----------           ----------
 Total income/(loss)
  from investment
  operations............          4.93             (4.87)            (9.75)                  --
                            ----------        ----------        ----------           ----------
Distribution to
 Shareholders from:
 Net investment income..         (2.36)            (4.83)            (0.37)                  --
 Net realized gain on
  investments and
  futures contracts.....            --                --                --(d)                --
                            ----------        ----------        ----------           ----------
 Total distributions....         (2.36)            (4.83)            (0.37)                  --
                            ----------        ----------        ----------           ----------
Net Asset Value, End of
 Period.................    $    32.75        $    30.18        $    39.88           $    50.00
                            ==========        ==========        ==========           ==========
Total Return............         16.41%           (12.32)%          (19.46)%                 --(e)
Ratios/Supplemental
 Data:
Net assets, end of
 year...................    $8,888,800        $2,330,573        $4,166,787           $2,516,412
Ratio of expenses to
 average net assets.....          1.84%             1.40%             1.54%                  --(f)
Ratio of net investment
 income to average net
 assets.................          3.43%             2.86%             3.12%                  --(f)
Ratio of expenses to
 average net assets*....          2.19%             1.68%             3.26%              325.97%(f)
Portfolio turnover(g)...          1299%             1215%               --                   --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Distribution per share was less than $0.005.
(e)  Not annualized.
(f)  Annualized.
(g) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
Bear ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                         Service Class
                         -----------------------------------------------------------------------------
                              For the           For the           For the        For the period from
                            year ended        year ended        year ended     December 31, 1997(a) to
                         December 31, 2000 December 31, 1999 December 31, 1998    December 31, 1997
                         ----------------- ----------------- ----------------- -----------------------
Net Asset Value,
 Beginning of Period....     $  29.86         $    39.76         $  50.00              $ 50.00
                             --------         ----------         --------              -------
 Net investment income..         0.75(b)            0.63(b)          0.87(b)                --
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....         3.87(c)           (5.92)          (10.88)                  --
                             --------         ----------         --------              -------
 Total income/(loss)
  from investment
  operations............         4.62              (5.29)          (10.01)                  --
                             --------         ----------         --------              -------
Distribution to
 Shareholders from:
 Net investment income..        (1.86)             (4.61)           (0.23)                  --
 Net realized gain on
  investments and
  futures contracts.....           --                 --               --(d)                --
                             --------         ----------         --------              -------
 Total distributions....        (1.86)             (4.61)           (0.23)                  --
                             --------         ----------         --------              -------
Net Asset Value, End of
 Period.................     $  32.62         $    29.86         $  39.76              $ 50.00
                             ========         ==========         ========              =======
Total Return............        15.54%            (13.32)%         (20.04)%                 --(e)
Ratios/Supplemental
 Data:
Net assets, end of
 year...................     $410,965         $1,095,326         $379,670              $    10
Ratio of expenses to
 average net assets.....         2.83%              2.23%            2.49%                  --(f)
Ratio of net investment
 income to average net
 assets.................         2.43%              1.69%            1.90%                  --(f)
Ratio of expenses to
 average net assets*....         3.18%              2.91%            4.09%              326.97%(f)
Portfolio turnover(g)...         1299%              1215%              --                   --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Distribution per share was less than $0.005.
(e)  Not annualized.
(f)  Annualized.
(g) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

                             The UltraBear ProFund

  The investment objective of the UltraBear ProFund is to provide daily investment results that inversely correspond to 200% of the performance of the S&P 500(R) Index. The index consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. For the year ended December 31, 2000, the Fund's performance has tracked its benchmark with a statistical correlation of over
 .99. For the twelve months, the Fund (Investor Shares) produced a return of 22.15%*. During the same period, the S&P 500 Index produced a return of - 10.14%.

                                    [GRAPH]

UltraBear- Investor
12/23/97         10,000
12/31/97         10,360
3/31/98           8,390
6/30/98           8,000
9/30/98           9,430
12/31/98          6,388
3/31/99           5,767
6/30/99           5,072
9/30/99           5,775
12/31/99          4,437
3/31/00           4,179
6/30/00           4,389
9/30/00           4,585
12/31/00          5,420

UltraBear- Service
12/23/97         10,000
12/31/97         10,350
3/31/98           8,380
6/30/98           8,020
9/30/98           9,410
12/31/98          6,370
3/31/99           5,736
6/30/99           5,034
9/30/99           5,716
12/31/99          4,382
3/31/00           4,124
6/30/00           4,325
9/30/00           4,509
12/31/00          5,317

S&P 500

12/23/97         10,000
12/31/97         10,333
3/31/98          11,732
6/30/98          12,073
9/30/98          10,829
12/31/98         13,089
3/31/99          13,697
6/30/99          14,617
9/30/99          13,659
12/31/99         15,645
3/31/00          15,957
6/30/00          15,489
9/30/00          15,296
12/31/00         14,059

Value of a $10,000 Investment
---------------------------------------
     Average Annual Total Return
          as of 12/31/00
---------------------------------------
                               Since
                              Inception
           1 Year    3 Year   (12/23/97)
---------------------------------------
Investor   22.15%  (19.40)%    (18.33)%
---------------------------------------
Service    21.33%  (19.91)%    (18.85)%

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the UltraBear ProFund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                      Schedule of Portfolio Investments
UltraBear ProFund                                             December 31, 2000

 Options Purchased (12.3%)
                                                         Contracts
                                                            or
                                                         Principal    Market
                                                          Amount       Value
                                                        ----------- -----------
 S&P 500 Call Option expiring
  January 2001 @ 1900..................................         400 $     3,000
 S&P 500 Put Option expiring
  January 2001 @ 1900..................................          32   4,528,000
                                                                    -----------
 TOTAL OPTIONS PURCHASED
  (Cost $4,321,896)....................................               4,531,000
                                                                    -----------
 U.S. Treasury Notes (69.9%)
 U.S. Treasury Note, 5.50%, 08/31/01................... $25,811,000  25,778,736
                                                                    -----------
 TOTAL U.S. TREASURY NOTES
  (Cost $25,779,131)...................................              25,778,736
                                                                    -----------
 TOTAL INVESTMENTS
  (Cost $30,101,027)(a) (82.2%)........................              30,309,736
 Other assets in excess of liabilities (17.8%).........               6,568,962
                                                                    -----------
 TOTAL NET ASSETS (100.0%).............................             $36,878,698
                                                                    ===========

-----
Percentages indicated are based on net assets of $36,878,698.

 Futures Contracts Sold
                                                                    Unrealized
                                                          Contracts    Gain
                                                          --------- ----------
 S&P 500 Future Contract expiring
  March 2001 (Underlying face amount at
  value $63,365,000).....................................       190   $502,537

(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains by $209,104 for options. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:
-----

      Unrealized appreciation........ $   0
      Unrealized depreciation........  (395)
                                      -----
      Net unrealized depreciation.... $(395)
                                      =====

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund

 Statement of Assets and Liabilities
                                                               December 31, 2000

Assets:
 Investments, at value (cost $30,101,027)........................  $ 30,309,736
 Cash............................................................       409,992
 Interest receivable.............................................       482,352
 Receivable for capital shares issued............................     5,662,206
 Variation margin on futures contracts...........................       636,586
 Prepaid expenses................................................        31,872
 Deferred organization costs.....................................         3,143
                                                                   ------------
 Total Assets....................................................    37,535,887
Liabilities:
 Payable for investments purchased...............................       570,021
 Advisory fees payable...........................................        20,026
 Management servicing fees payable...............................         4,005
 Administration fees payable.....................................           545
 Shareholder servicing fees payable--Service Class...............        45,964
 Other accrued expenses..........................................        16,628
                                                                   ------------
 Total Liabilities...............................................       657,189
                                                                   ------------
Net Assets.......................................................  $ 36,878,698
                                                                   ============
Net Assets consist of:
 Capital.........................................................  $ 82,102,016
 Accumulated undistributed net investment income.................         1,915
 Accumulated net realized losses on investments and futures
  contracts......................................................   (45,936,479)
 Net unrealized appreciation on investments and futures
  contracts......................................................       711,246
                                                                   ------------
Total Net Assets.................................................  $ 36,878,698
                                                                   ============
Investor Shares:
 Net Assets......................................................  $ 30,196,323
 Shares of Beneficial Interest Outstanding.......................     1,215,583
 Net Asset Value (offering and redemption price per share).......  $      24.84
                                                                   ============
Service Shares:
 Net Assets......................................................  $  6,682,375
 Shares of Beneficial Interest Outstanding.......................       262,495
 Net Asset Value (offering and redemption price per share).......  $      25.46
                                                                   ============

 Statement of Operations
                                            For the year ended December 31, 2000

Investment Income:
 Interest.........................................................  $ 2,087,888
Expenses:
 Advisory fees....................................................      316,582
 Management servicing fees........................................       63,317
 Administration fees..............................................       36,981
 Shareholder servicing fees--Service Class........................       95,583
 Registration and filing fees.....................................      101,724
 Transfer agent fees..............................................       64,673
 Custody fees.....................................................       41,135
 Fund accounting fees.............................................       12,177
 Other fees.......................................................       22,619
                                                                    -----------
 Total expenses...................................................      754,791
                                                                    -----------
Net Investment Income.............................................    1,333,097
                                                                    -----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and futures contracts.........   (5,250,127)
 Net change in unrealized appreciation/depreciation on investments
  and futures contracts...........................................    2,926,434
                                                                    -----------
 Net realized and unrealized losses on investments and futures
  contracts.......................................................   (2,323,693)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $  (990,596)
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund

 Statements of Changes in Net Assets

                                                  For the           For the
                                                year ended        year ended
                                             December 31, 2000 December 31, 1999
                                             ----------------- -----------------
Change in Net Assets:
Operations:
 Net investment income.....................   $     1,333,097   $     1,259,444
 Net realized losses on investments and
  futures contracts........................        (5,250,127)      (33,526,973)
 Net change in unrealized
  appreciation/(depreciation) on
  investments and futures contracts........         2,926,434          (566,202)
                                              ---------------   ---------------
 Net decrease in net assets resulting from
  operations...............................          (990,596)      (32,833,731)
Distributions to Shareholders from:
 Net investment income
 Investor shares...........................        (1,225,795)       (1,179,951)
 Service shares............................          (109,647)          (76,633)
                                              ---------------   ---------------
 Net decrease in net assets resulting from
  distributions............................        (1,335,442)       (1,256,584)
Capital Share Transactions:
 Proceeds from shares issued...............     1,088,340,088     1,098,659,676
 Dividends reinvested......................         1,152,885         1,125,603
 Cost of shares redeemed...................    (1,087,111,542)   (1,059,823,863)
                                              ---------------   ---------------
 Net increase in net assets resulting from
  capital share transactions...............         2,381,431        39,961,416
                                              ---------------   ---------------
 Total increase in net assets..............            55,393         5,871,101
Net Assets:
 Beginning of year.........................        36,823,305        30,952,204
                                              ---------------   ---------------
 End of year...............................   $    36,878,698   $    36,823,305
                                              ===============   ===============

              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                       Investor Class
                         --------------------------------------------------------------------------
                              For the           For the           For the      For the period from
                            year ended        year ended        year ended     December 23, 1997(a)
                         December 31, 2000 December 31, 1999 December 31, 1998 to December 31, 1997
                         ----------------- ----------------- ----------------- --------------------
Net Asset Value,
 Beginning of Period....    $     21.31       $     31.88       $     51.80         $    50.00
                            -----------       -----------       -----------         ----------
 Net investment income..           0.75(b)           0.84              1.16(b)        6,082.50(c)
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....           3.94(c)         (10.55)           (21.04)         (6,080.70)(c)
                            -----------       -----------       -----------         ----------
 Total income/(loss)
  from investment
  operations............           4.69             (9.71)           (19.88)              1.80
                            -----------       -----------       -----------         ----------
Distribution to
 Shareholders from:
 Net investment income..          (1.16)            (0.86)            (0.04)                --
                            -----------       -----------       -----------         ----------
 Total distributions....          (1.16)            (0.86)            (0.04)                --
                            -----------       -----------       -----------         ----------
Net Asset Value, End of
 Period.................    $     24.84       $     21.31       $     31.88         $    51.80
                            ===========       ===========       ===========         ==========
Total Return............          22.15%           (30.54)%          (38.34)%             3.60%(d)
Ratios/Supplemental
 Data:
Net assets, end of
 year...................    $30,196,323       $32,534,046       $27,939,876         $       21
Ratio of expenses to
 average net assets.....           1.56%             1.41%             1.57%              1.33%(e)
Ratio of net investment
 income to average net
 assets.................           3.38%             2.20%             2.73%              2.97%(e)
Ratio of expenses to
 average net assets*....           1.56%             1.43%             1.78%             32.39%(e)
Portfolio turnover(f)...           1300%             1137%               --                 --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the earned income or the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


              See accompanying notes to the financial statements.

PROFUNDS
UltraBear ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                       Service Class
                         --------------------------------------------------------------------------
                              For the           For the           For the      For the period from
                            year ended        year ended        year ended     December 23, 1997(a)
                         December 31, 2000 December 31, 1999 December 31, 1998 to December 31, 1997
                         ----------------- ----------------- ----------------- --------------------
Net Asset Value,
 Beginning of Period....    $    21.51        $    31.83        $    51.75            $50.00
                            ----------        ----------        ----------            ------
 Net investment income..          0.54(b)           0.54              0.75(b)             --
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures contracts.....          4.03(c)         (10.45)           (20.67)             1.75
                            ----------        ----------        ----------            ------
 Total income/(loss)
  from investment
  operations............          4.57             (9.91)           (19.92)             1.75
                            ----------        ----------        ----------            ------
Distribution to
 Shareholders from:
 Net investment income..         (0.62)            (0.41)               --                --
                            ----------        ----------        ----------            ------
 Total distributions....         (0.62)            (0.41)               --                --
                            ----------        ----------        ----------            ------
Net Asset Value, End of
 Period.................    $    25.46        $    21.51        $    31.83            $51.75
                            ==========        ==========        ==========            ======
Total Return............         21.33%           (31.20)%          (38.45)%            3.50%(d)
Ratios/Supplemental
 Data:
Net assets, end of
 year...................    $6,682,375        $4,289,259        $3,012,328            $   10
Ratio of expenses to
 average net assets.....          2.57%             2.41%             2.45%             1.33%(e)
Ratio of net investment
 income to average net
 assets.................          2.41%             1.21%             1.74%               --(e)
Ratio of expenses to
 average net assets*....          2.57%             2.42%             2.74%            33.39%(e)
Portfolio turnover(f)...          1300%             1137%               --                --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the earned income or the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

                          The UltraShort OTC ProFund

  The investment objective of the UltraShort OTC ProFund is to provide daily investment results that inversely correspond to 200% of the performance of the NASDAQ 100(TM) Index. The NASDAQ 100 includes 100 of the largest non-financial domestic companies listed on the NASDAQ National Market tier of the NASDAQ Stock Market. For the year ended December 31, 2000, the Fund's performance has tracked its benchmark with a statistical correlation of over .99. For the twelve months, the Fund (Investor Shares) produced a return of 4.25%*. During the same period, the NASDAQ 100 Index produced a return of -36.84%.


                                    [GRAPH]
UltraShort OTC- Investor
6/2/98   10,000
6/30/98  10,000
9/30/98   6,580
12/31/98  3,252
3/31/99   2,279
6/30/99   1,759
9/30/99   1,553
12/31/99    639
3/31/00     385
6/30/00     391
9/30/00     393
12/31/00    665



UltraShort OTC- Service
6/2/98   10,000
6/30/98  10,000
9/30/98   6,590
12/31/98  3,250
3/31/99   2,270
6/30/99   1,744
9/30/99   1,538
12/31/99    630
3/31/00     380
6/30/00     384
9/30/00     386
12/31/00    652



Nasdaq 100

6/2/98   10,000
6/30/98  11,265
9/30/98  11,334
12/31/98 15,466
3/31/99  17,743
6/30/99  19,347
9/30/99  20,283
12/31/99 31,233
3/31/00  37,045
6/30/00  31,704
9/30/00  30,077
12/31/00 19,725

Value of a $10,000 Investment
-----------------------------------
   Average Annual Total Return
        as of 12/31/00
-----------------------------------
                          Since
                        Inception
              1 Year     (6/2/98)
-----------------------------------
Investor       4.25%     (65.02)%
-----------------------------------
Service        3.42%     (65.29)%

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the UltraShort OTC ProFund is measured against the NASDAQ 100 Index, an unmanaged index generally representative of the performance of the NASDAQ Stock Market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                      Schedule of Portfolio Investments
UltraShort OTC ProFund                                        December 31, 2000

 Options Purchased (28.2%)
                                                       Contracts or
                                                        Principal     Market
                                                          Amount       Value
                                                       ------------ -----------
 NASDAQ Call Option expiring
  January 2001 @ 5500.................................         125  $     1,500
 NASDAQ Put Option expiring
  February 2001 @ 4600................................          64   14,220,800
                                                                    -----------
 TOTAL OPTIONS PURCHASED
  (Cost $12,883,408)..................................               14,222,300
                                                                    -----------
 U.S. Treasury Notes (57.7%)
 U.S. Treasury Note, 5.50%, 08/31/01.................. $29,133,000   29,096,584
                                                                    -----------
 TOTAL U.S. TREASURY NOTES
  (Cost $29,097,030)..................................               29,096,584
                                                                    -----------
 TOTAL INVESTMENTS
  (Cost $41,980,438)(a) (85.9%).......................               43,318,884
 Other assets in excess of liabilities (14.1%)........                7,125,823
                                                                    -----------
 TOTAL NET ASSETS (100.0%)............................              $50,444,707
                                                                    ===========

-----
Percentages indicated are based on net assets of $50,444,707.

 Futures Contracts Sold
                                                                    Unrealized
                                                          Contracts    Gain
                                                          --------- ----------
 NASDAQ Future Contract expiring March 2001 (Underlying
  face amount at value $26,395,800)......................       111 $1,235,178

-----
(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains by $1,338,892 for options. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation........ $   0
      Unrealized depreciation........  (446)
                                      -----
      Net unrealized depreciation.... $(446)
                                      =====

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund

 Statement of Assets and Liabilities
                                                               December 31, 2000

Assets:
 Investments, at value (cost $41,980,438).......................  $  43,318,884
 Unrealized appreciation on swap contracts......................      2,071,233
 Interest receivable............................................        544,433
 Receivable for capital shares issued...........................      3,468,716
 Variation margin on futures contracts..........................      1,207,781
 Prepaid expenses ..............................................         27,854
                                                                  -------------
 Total Assets...................................................     50,638,901
Liabilities:
 Payable to custodian...........................................        109,187
 Advisory fees payable..........................................         36,558
 Management servicing fees payable..............................          7,312
 Administration fees payable....................................            831
 Shareholder servicing fees payable--Service Class..............          9,122
 Other accrued expenses.........................................         31,184
                                                                  -------------
 Total Liabilities..............................................        194,194
                                                                  -------------
Net Assets......................................................  $  50,444,707
                                                                  =============
Net Assets consist of:
 Capital........................................................  $ 190,797,436
 Accumulated undistributed net investment income................         16,133
 Accumulated net realized losses on investments, futures
  contracts and swap contracts..................................   (145,013,719)
 Net unrealized appreciation on investments, futures contracts
  and swap contracts............................................      4,644,857
                                                                  -------------
Total Net Assets................................................  $  50,444,707
                                                                  =============
Investor Shares:
 Net Assets.....................................................  $  49,063,476
 Shares of Beneficial Interest Outstanding......................      1,074,930
 Net Asset Value (offering and redemption price per share)......  $       45.64
                                                                  =============
Service Shares:
 Net Assets.....................................................  $   1,381,231
 Shares of Beneficial Interest Outstanding......................         29,080
 Net Asset Value (offering and redemption price per share)......  $       47.50
                                                                  =============

 Statement of Operations
                                            For the year ended December 31, 2000

Investment Income:
 Interest........................................................  $  2,873,787
Expenses:
 Advisory fees...................................................       512,256
 Management servicing fees.......................................       102,452
 Administration fees.............................................        60,183
 Shareholder servicing fees--Service Class.......................        32,584
 Transfer agent fees.............................................       113,372
 Registration and filing fees....................................       106,906
 Custody fees....................................................        63,187
 Fund accounting fees............................................        19,676
 Other fees......................................................        33,272
                                                                   ------------
 Total expenses..................................................     1,043,888
                                                                   ------------
Net Investment Income............................................     1,829,899
                                                                   ------------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments, futures contracts and swap
  contracts......................................................   (23,606,872)
 Net change in unrealized appreciation/(depreciation) on
  investments, futures contracts and swap contracts..............    13,591,569
                                                                   ------------
 Net realized and unrealized losses on investments, futures
  contracts and swap contracts...................................   (10,015,303)
                                                                   ------------
Decrease in Net Assets Resulting from Operations.................  $ (8,185,404)
                                                                   ============

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund

 Statements of Changes in Net Assets

                                                  For the           For the
                                                year ended        year ended
                                             December 31, 2000 December 31, 1999
                                             ----------------- -----------------
Change in Net Assets:
Operations:
 Net investment income.....................   $     1,829,899   $    1,428,839
 Net realized losses on investments,
  futures contracts and swap contracts.....       (23,606,872)    (107,443,268)
 Net change in unrealized
  appreciation/(depreciation) on
  investments, futures contracts and
  swap contracts...........................        13,591,569       (8,249,251)
                                              ---------------   --------------
 Net decrease in net assets resulting from
  operations...............................        (8,185,404)    (114,263,680)
Distributions to Shareholders from:
 Net investment income
 Investor shares...........................        (1,822,951)      (1,414,182)
 Service shares............................            (6,948)         (17,198)
 In excess of net investment income
 Investor shares...........................          (295,632)              --
 Service shares............................            (1,127)              --
                                              ---------------   --------------
 Net decrease in net assets resulting from
  distributions............................        (2,126,658)      (1,431,380)
Capital Share Transactions:
 Proceeds from shares issued...............     1,850,434,744    1,131,536,860
 Dividends reinvested......................         1,914,554        1,293,644
 Cost of shares redeemed...................    (1,830,856,889)    (998,191,848)
                                              ---------------   --------------
 Net increase in net assets resulting from
  capital share transactions...............        21,492,409      134,638,656
                                              ---------------   --------------
 Total increase in net assets..............        11,180,347       18,943,596
Net Assets:
 Beginning of year.........................        39,264,360       20,320,764
                                              ---------------   --------------
 End of year...............................   $    50,444,707   $   39,264,360
                                              ===============   ==============

              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                            Investor Class
                         -----------------------------------------------------
                                                              For the period
                              For the           For the        from June 2,
                            year ended        year ended        1998(a) to
                         December 31, 2000 December 31, 1999 December 31, 1998
                         ----------------- ----------------- -----------------
Net Asset Value,
 Beginning of Period....    $     45.98       $    243.60       $    750.00
                            -----------       -----------       -----------
 Net investment income..           0.89(b)           1.82              3.90(b)
 Net realized and
  unrealized gain/(loss)
  on investments,
  futures contracts and
  swap contracts........           0.86(c)        (197.61)          (510.30)
                            -----------       -----------       -----------
 Total income/(loss)
  from investment
  operations............           1.75           (195.79)          (506.40)
                            -----------       -----------       -----------
Distribution to
 Shareholders from:
 Net investment income..          (1.80)            (1.83)               --(d)
 In excess of net
  investment income.....          (0.29)               --                --
                            -----------       -----------       -----------
 Total distributions....          (2.09)            (1.83)               --
                            -----------       -----------       -----------
Net Asset Value, End of
 Period.................    $     45.64       $     45.98       $    243.60
                            ===========       ===========       ===========
Total Return............           4.25%           (80.36)%          (67.48)%(e)
Ratios/Supplemental
 Data:
Net assets, end of
 year...................    $49,063,476       $38,254,638       $19,465,372
Ratio of expenses to
 average net assets.....           1.48%             1.44%             1.83%(f)
Ratio of net investment
 income to average net
 assets.................           2.73%             2.18%             1.55%(f)
Ratio of expenses to
 average net assets*....           1.48%             1.45%             1.98%(f)
Portfolio turnover(g)...           1300%             1185%               --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Distribution per share was less than $0.005.
(e)  Not annualized.
(f)  Annualized.
(g) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS
UltraShort OTC ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                               Service Class
                           -----------------------------------------------------
                                                                For the period
                                For the           For the        from June 2,
                              year ended        year ended        1998(a) to
                           December 31, 2000 December 31, 1999 December 31, 1998
                           ----------------- ----------------- -----------------
Net Asset Value,
 Beginning of Period.....     $    46.37        $   243.60         $ 750.00
                              ----------        ----------         --------
 Net investment income...           0.52(b)           1.11             1.50(b)
 Net realized and
  unrealized gain/(loss)
  on investments, futures
  contracts and swap
  contracts..............           1.03(c)        (197.45)         (507.90)
                              ----------        ----------         --------
 Total income/(loss) from
  investment operations..           1.55           (196.34)         (506.40)
                              ----------        ----------         --------
Distribution to
 Shareholders from:
 Net investment income...          (0.36)            (0.89)              --
 In excess of net
  investment income......          (0.06)               --               --
                              ----------        ----------         --------
 Total distributions.....          (0.42)            (0.89)              --
                              ----------        ----------         --------
Net Asset Value, End of
 Period..................     $    47.50        $    46.37         $ 243.60
                              ==========        ==========         ========
Total Return.............           3.42%           (80.62)%         (67.50)%(d)
Ratios/Supplemental Data:
Net assets, end of year..     $1,381,231        $1,009,722         $855,392
Ratio of expenses to
 average net assets......           2.42%             2.45%            2.92%(e)
Ratio of net investment
 income to average net
 assets..................           1.57%             1.21%            0.54%(e)
Ratio of expenses to
 average net assets*.....           2.42%             2.46%            3.06%(e)
Portfolio turnover(f)....           1300%             1185%              --

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

                           The Money Market ProFund

  The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the year ended December 31, 2000, the Fund (Investor Class) returned 5.74%*.

  The assets of this Fund are part of a $8.8 billion portfolio managed by Bankers Trust Company. Its managers seek to maintain a stable net asset value of $1.00, there is no assurance that they will be able to do so. An investment in this Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

* Past performance is not predictive of future results. The investment return will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.
The above information is not covered by the Report of Independent Accountants.

PROFUNDS
Money Market ProFund

 Statement of Assets and Liabilities
                                                               December 31, 2000

Assets:
 Investment in Cash Management Portfolio, at value (cost
  $524,401,192)...................................................  $524,401,192
 Prepaid expenses.................................................       133,713
 Deferred organization costs......................................         6,912
                                                                    ------------
 Total Assets.....................................................   524,541,817
Liabilities:
 Dividends payable................................................     2,547,331
 Management servicing fees payable................................       188,087
 Administration fees payable......................................         6,051
 Shareholder servicing fees payable--Service Class................       222,304
 Other accrued expenses...........................................        48,565
                                                                    ------------
 Total Liabilities................................................     3,012,338
                                                                    ------------
Net Assets........................................................  $521,529,479
                                                                    ============
Net Assets consist of:
 Capital..........................................................  $521,509,655
 Accumulated undistributed net investment income..................        19,824
                                                                    ------------
Total Net Assets..................................................  $521,529,479
                                                                    ============
Investor Shares:
 Net Assets.......................................................  $355,691,554
 Shares of Beneficial Interest Outstanding........................   355,676,968
 Net Asset Value (offering and redemption price per share)........  $       1.00
                                                                    ============
Service Shares:
 Net Assets.......................................................  $165,837,925
 Shares of Beneficial Interest Outstanding........................   165,832,687
 Net Asset Value (offering and redemption price per share)........  $       1.00
                                                                    ============

 Statement of Operations
                                            For the year ended December 31, 2000

Investment Income:
 Investment income allocated from Cash Management Portfolio.......  $30,867,291
 Expenses allocated from Cash Management Portfolio................     (857,234)
                                                                    -----------
                                                                     30,010,057
Expenses:
 Management servicing fees........................................    1,662,302
 Administration fees..............................................      291,472
 Shareholder servicing fees--Service Class........................    1,455,207
 Transfer agent fees..............................................      843,282
 Registration and filing fees.....................................      243,939
 Custody fees.....................................................          650
 Other fees.......................................................      187,373
                                                                    -----------
 Total expenses...................................................    4,684,225
                                                                    -----------
Net Investment Income.............................................   25,325,832
                                                                    -----------
Realized and Unrealized Gains on Investments:
 Net realized gains on investments................................        8,050
                                                                    -----------
Increase In Net Assets Resulting from Operations..................  $25,333,882
                                                                    ===========

              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund

 Statements of Changes in Net Assets

                                                  For the            For the
                                                year ended         year ended
                                             December 31, 2000  December 31, 1999
                                             -----------------  -----------------
Change in Net Assets:
Operations:
 Net investment income.....................  $     25,325,832    $     8,837,805
 Net realized gains on investments.........             8,050              9,379
                                             ----------------    ---------------
 Net increase in net assets resulting from
  operations...............................        25,333,882          8,847,184
Distributions to Shareholders from:
 Net investment income
 Investor shares...........................       (18,541,786)        (6,697,778)
 Service shares............................        (6,784,046)        (2,140,027)
                                             ----------------    ---------------
 Net decrease in net assets resulting from
  distributions............................       (25,325,832)        (8,837,805)
Capital Share Transactions:
 Proceeds from shares issued...............    13,389,872,909      5,898,123,847
 Dividends reinvested......................        22,844,357          7,933,592
 Cost of shares redeemed...................   (13,197,695,155)    (5,676,999,915)
                                             ----------------    ---------------
 Net increase in net assets resulting from
  capital share transactions...............       215,022,111        229,057,524
                                             ----------------    ---------------
 Total increase in net assets..............       215,030,161        229,066,903
Net Assets:
 Beginning of year.........................       306,499,318         77,432,415
                                             ----------------    ---------------
 End of year...............................  $    521,529,479    $   306,499,318
                                             ================    ===============

              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                                      Investor Class
                          -----------------------------------------------------------------------
                                                                                 For the period
                               For the           For the           For the      from November 17,
                             year ended        year ended        year ended        1997(a) to
                          December 31, 2000 December 31, 1999 December 31, 1998 December 31, 1997
                          ----------------- ----------------- ----------------- -----------------
Net Asset Value,
 Beginning of Period....    $      1.000      $      1.000       $     1.000        $  1.000
                            ------------      ------------       -----------        --------
 Net investment income..           0.056             0.044             0.047(b)        0.006
                            ------------      ------------       -----------        --------
Distribution to
 Shareholders from:
 Net investment income..          (0.056)           (0.044)           (0.047)         (0.006)
                            ------------      ------------       -----------        --------
Net Asset Value, End of
 Period.................    $      1.000      $      1.000       $     1.000        $  1.000
                            ============      ============       ===========        ========
Total Return............            5.74%             4.48%             4.84%           0.61%(c)
Ratios/Supplemental
 Data:
Net assets, end of
 year...................    $355,691,554      $198,555,252       $62,026,228        $286,962
Ratio of expenses to
 average net assets(e)..            0.86%             0.83%             0.85%           0.83%(d)
Ratio of net investment
 income to average net
 assets.................            5.62%             4.46%             4.81%           4.92%(d)
Ratio of expenses to
 average net
 assets*(e).............            0.86%             0.83%             1.18%           9.52%(d)

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
(e) The Money Market ProFund expense ratio includes the expense allocation of the Cash Management Portfolio Master Fund.
              See accompanying notes to the financial statements.

PROFUNDS
Money Market ProFund

 Financial Highlights, continued

For a share of beneficial interest outstanding

                                                       Service Class
                          -----------------------------------------------------------------------
                                                                                 For the period
                               For the           For the           For the      from November 17,
                             year ended        year ended        year ended        1997(a) to
                          December 31, 2000 December 31, 1999 December 31, 1998 December 31, 1997
                          ----------------- ----------------- ----------------- -----------------
Net Asset Value,
 Beginning of Period....    $      1.000      $      1.000       $     1.000         $1.000
                            ------------      ------------       -----------         ------
 Net investment income..           0.046             0.034             0.037(b)          --
                            ------------      ------------       -----------         ------
Distribution to
 Shareholders from:
 Net investment income..          (0.046)           (0.034)           (0.037)            --
                            ------------      ------------       -----------         ------
Net Asset Value, End of
 Period.................    $      1.000      $      1.000       $     1.000         $1.000
                            ============      ============       ===========         ======
Total Return............            4.69%             3.44%             3.81%          0.21%(c)
Ratios/Supplemental
 Data:
Net assets, end of
 year...................    $165,837,925      $107,944,066       $15,406,187         $2,510
Ratio of expenses to
 average net assets(e)..            1.85%             1.83%             1.87%          1.83%(d)
Ratio of net investment
 income to average net
 assets.................            4.65%             3.45%             3.43%          2.53%(d)
Ratio of expenses to
 average net
 assets*(e).............            1.85%             1.83%             2.18%         10.52%(d)

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
(e) The Money Market ProFund expense ratio includes the expense allocation of the Cash Management Portfolio Master Fund.
              See accompanying notes to the financial statements.

                     The Biotechnology UltraSector ProFund

  Launched on June 20, 2000, the investment objective of the Biotechnology UltraSector ProFund is to provide daily investment results that correspond to 150% of the performance of the Dow Jones U.S. Biotechnology Index. The index measures the performance of the biotechnology sector of the U.S. equity market. Since its inception, the Fund's performance has tracked its benchmark with a statistical correlation of over .99. For the same period, the Fund (Investor Shares) produced a return of -16.80%*, while the Dow Jones U.S. Biotechnology Index had a return of -6.70%.

                                    [GRAPH]

Biotechnology - Investor
6/20/00  10,000
6/30/00   9,615
9/30/00  11,085
12/31/00  8,320

Biotechnology - Service
6/20/00  10,000
6/30/00   9,610
9/30/00  11,040
12/31/00  8,270

DJUSBT
6/20/00  10,000
6/30/00   9,755
9/30/00  10,904
12/31/00  9,330

Value of a $10,000 Investment
------------------------------
Average Annual Total Return
     as of 12/31/00
------------------------------
                      Since
                    Inception
                    (6/20/00)
------------------------------
Investor              (16.80)%
------------------------------
Service               (17.30)%
* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the Biotechnology UltraSector ProFund is measured against the Dow Jones U.S. Biotechnology Index, an unmanaged index generally representative of the performance of the biotechnology sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.


The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                      Schedule of Portfolio Investments
Biotechnology UltraSector ProFund                             December 31, 2000

 Common Stocks (74.9%)
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------
 Abgenix, Inc.*..............................................  1,184 $   69,930
 Advanced Tissue Sciences, Inc.*.............................    888      2,692
 Affymetrix, Inc.*...........................................    703     52,330
 Albany Molecular Research, Inc.*............................    333     20,521
 Alexion Pharmaceuticals, Inc.*..............................    259     16,819
 Alkermes, Inc.*.............................................    888     27,861
 Alliance Pharmaceutical Corp.*..............................    777      6,702
 Amgen, Inc.*................................................ 16,613  1,062,193
 Applera Corp.--Applied Biosystems Group.....................  3,367    316,708
 Aurora Biosciences Corp.*...................................    333     10,469
 Aviron*.....................................................    333     22,249
 Bio-Technology General Corp.*...............................    888      6,272
 Biogen, Inc.*...............................................  2,442    146,672
 Celgene Corp.*..............................................    999     32,468
 Cell Genesys, Inc.*.........................................    555     12,661
 Cell Therapeutics, Inc.*....................................    370     16,673
 Chiron Corp.*...............................................  1,628     72,446
 COR Therapeutics, Inc.*.....................................    851     29,945
 Cubist Pharmaceuticals, Inc.*...............................    444     12,876
 CuraGen Corp.*..............................................    444     12,127
 CV Therapeutics, Inc.*......................................    259     18,324
 CYTOGEN Corp.*..............................................  1,221      2,862
 Delta & Pine Land Co........................................    518     10,846
 EntreMed, Inc.*.............................................    259      4,468
 Enzo Biochem, Inc.*.........................................    333      8,283
 Enzon, Inc.*................................................    666     41,334
 Gene Logic, Inc.*...........................................    407      7,479
 Genentech, Inc.*............................................  2,886    235,208
 Genome Therapeutics Corp.*..................................    333      2,321
 Genzyme Corp.-General Division*.............................  1,406    126,451
 Genzyme Transgenics Corp.*..................................    333      4,766
 Geron Corp.*................................................    333      5,141
 Gilead Sciences, Inc.*......................................    740     61,374
 Guilford Pharmaceuticals, Inc.*.............................    333      5,994
 Human Genome Sciences, Inc.*................................  1,591    110,276
 Hyseq, Inc.*................................................    185      2,659
 ICOS Corp.*.................................................    666     34,590
 IDEC Pharmaceuticals Corp.*.................................    740    140,276
 IDEXX Laboratories, Inc.*...................................    518     11,396
 ImClone Systems, Inc.*......................................  1,036     45,584
 Immune Response Corp.*......................................    444      1,166
 Immunex Corp.*..............................................  3,626    147,305
 Immunomedics, Inc.*.........................................    592     12,728
 Incyte Genomics, Inc.*......................................  1,036     25,771
 Invitrogen Corp.*...........................................    555     47,938
 Lexicon Genetics, Inc.*.....................................    666     11,072
 Ligand Pharmaceuticals, Inc.--Class B*......................    740     10,360
 Maxygen, Inc.*..............................................    370      9,065
 Medarex, Inc.*..............................................  1,184     48,248
 MedImmune, Inc.*............................................  3,182    151,742
 Millennium Pharmaceuticals, Inc.*...........................  3,071    190,017
 Miravant Medical Technologies*..............................    259      2,404
 Molecular Devices Corp.*....................................    259     17,725
 Myriad Genetics, Inc.*......................................    333     27,556
 Nabi*.......................................................    592      2,738
 Northfield Laboratories, Inc.*..............................    222      2,331
 Organogenesis, Inc.*........................................    518      4,657
 OSI Pharmaceuticals, Inc.*..................................    407     32,611

 Common Stocks (continued)
                                                                       Market
                                                            Shares     Value
                                                          ---------- ----------
 Pharmacopeia, Inc.*.....................................        333 $    7,264
 Pharmacyclics, Inc.*....................................        259      8,871
 Protein Design Labs, Inc.*..............................        703     61,073
 Quest Diagnostics, Inc.*................................        518     73,556
 Quintiles Transnational Corp.*..........................      1,776     37,185
 Regeneron Pharmaceuticals, Inc.*........................        370     13,048
 Scios, Inc.*............................................        629     13,995
 SICOR, Inc.*............................................      1,036     14,957
 Theragenics Corp.*......................................        481      2,405
 Transkaryotic Therapies, Inc.*..........................        296     10,786
 Trimeris, Inc.*.........................................        259     14,213
 United Therapeutics Corp.*..............................        259      3,820
 Vertex Pharmaceuticals, Inc.*...........................        962     68,783
 ViroPharma, Inc.*.......................................        259      3,751
 Xoma Ltd.*..............................................      1,073     10,462
                                                                     ----------
 TOTAL COMMON STOCKS
  (Cost $3,782,525)......................................             3,919,849
                                                                     ----------
 U.S. Treasury Notes (35.6%)
                                                          Principal
                                                            Amount
                                                          ----------
 U.S. Treasury Note, 5.50%, 08/31/01..................... $1,862,000  1,859,673
                                                                     ----------
 TOTAL U.S. TREASURY NOTES
  (Cost $1,859,701)......................................             1,859,673
                                                                     ----------
 TOTAL INVESTMENTS
  (Cost $5,642,226)(a) (110.5%)..........................             5,779,522
 Liabilities in excess of other assets
  (-10.5)%...............................................              (550,519)
                                                                     ----------
 TOTAL NET ASSETS (100.0%)...............................            $5,229,003
                                                                     ==========

-----
Percentages indicated are based on net assets of $5,229,003.
*Non-income producing
(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $3,777,411. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..  $   176,231
      Unrealized depreciation..   (3,816,346)
                                 -----------
      Net unrealized
       depreciation............  $(3,640,115)

              See accompanying notes to the financial statements.

PROFUNDS
Biotechnology UltraSector ProFund

 Statement of Assets and Liabilities

                                                              December 31, 2000

Assets:
 Investments, at value (cost $5,642,226)..........................  $ 5,779,522
 Cash.............................................................          307
 Dividends and interest receivable................................       34,954
 Receivable for investments sold..................................      635,602
 Prepaid expenses.................................................       47,049
                                                                    -----------
 Total Assets.....................................................    6,497,434
Liabilities:
 Payable for capital shares redeemed..............................      820,926
 Unrealized depreciation on swap contracts........................      394,895
 Advisory fees payable............................................       33,012
 Management servicing fees payable................................        6,602
 Administration fees payable......................................          115
 Shareholder servicing fees payable--Service Class................        1,423
 Other accrued expenses...........................................       11,458
                                                                    -----------
 Total Liabilities................................................    1,268,431
                                                                    -----------
Net Assets........................................................  $ 5,229,003
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $12,294,128
 Accumulated net investment loss..................................      (82,060)
 Accumulated net realized losses on investments and swap
  contracts.......................................................   (6,725,466)
 Net unrealized depreciation on investments and swap contracts....     (257,599)
                                                                    -----------
Total Net Assets..................................................  $ 5,229,003
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $ 4,197,874
 Shares of Beneficial Interest Outstanding........................      252,237
 Net Asset Value (offering and redemption price per share)........  $     16.64
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $ 1,031,129
 Shares of Beneficial Interest Outstanding........................       62,325
 Net Asset Value (offering and redemption price per share)........  $     16.54
                                                                    ===========

 Statement of Operations
                      For the period June 20, 2000(a) through December 31, 2000

Investment Income:
 Interest.........................................................  $    71,189
 Dividends........................................................          548
                                                                    -----------
 Total Income.....................................................       71,737
Expenses:
 Advisory fees....................................................       33,012
 Management servicing fees........................................        6,602
 Administration fees..............................................        3,977
 Shareholder servicing fees--Service Class........................       10,272
 Registration and filing fees.....................................       20,886
 Custody fees.....................................................       11,674
 Transfer agent fees..............................................        7,783
 Fund accounting fees.............................................        2,555
 Other fees.......................................................       12,984
                                                                    -----------
 Total expenses before waivers....................................      109,745
 Less expenses waived.............................................      (17,483)
                                                                    -----------
 Net expenses.....................................................       92,262
                                                                    -----------
Net Investment Loss...............................................      (20,525)
                                                                    -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and swap contracts............   (6,929,317)
 Net change in unrealized depreciation on investments and swap
  contracts.......................................................     (257,599)
                                                                    -----------
 Net realized and unrealized losses on investments and swap
  contracts.......................................................   (7,186,916)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(7,207,441)
                                                                    ===========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Biotechnology UltraSector ProFund

 Statement of Changes in Net Assets

                                                               For the period
                                                              June 20, 2000(a)
                                                                   through
                                                              December 31, 2000
                                                              -----------------
Change in Net Assets:
Operations:
 Net investment loss.........................................   $     (20,525)
 Net realized losses on investments and swap contracts.......      (6,929,317)
 Net change in unrealized depreciation on investments and
  swap contracts.............................................        (257,599)
                                                                -------------
 Net decrease in net assets resulting from operations........      (7,207,441)
Capital Share Transactions:
 Proceeds from shares issued.................................     127,346,857
 Cost of shares redeemed.....................................    (114,910,413)
                                                                -------------
 Net increase in net assets resulting from capital share
  transactions...............................................      12,436,444
                                                                -------------
 Total increase in net assets................................       5,229,003
Net Assets:
 Beginning of period.........................................              --
                                                                -------------
 End of period...............................................   $   5,229,003
                                                                =============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Biotechnology UltraSector ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                           Investor Class        Service Class
                                         -------------------  -------------------
                                         For the period from  For the period from
                                          June 20, 2000(a)     June 20, 2000(a)
                                               through              through
                                          December 31, 2000    December 31, 2000
                                         -------------------  -------------------
Net Asset Value, Beginning of Period...      $    20.00           $    20.00
                                             ----------           ----------
 Net investment loss...................           (0.02)(b)            (0.14)(b)
 Net realized and unrealized loss on
  investments and swap contracts.......           (3.34)               (3.32)
                                             ----------           ----------
 Total loss from investment
  operations...........................           (3.36)               (3.46)
                                             ----------           ----------
Net Asset Value, End of Period.........      $    16.64           $    16.54
                                             ==========           ==========
Total Return...........................          (16.80)%(c)          (17.30)%(c)
Ratios/Supplemental Data:
Net assets, end of year................      $4,197,874           $1,031,129
Ratio of expenses to average net
 assets................................            1.94%(d)             2.64%(d)
Ratio of net investment loss to average
 net assets............................           (0.20)%(d)           (1.34)%(d)
Ratio of expenses to average net
 assets*...............................            2.34%(d)             3.04%(d)
Portfolio turnover.....................            1554%(e)             1554%(e)

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c)  Not annualized.
(d)  Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

                        The Energy UltraSector ProFund

  Launched on June 20, 2000, the investment objective of the Energy UltraSector ProFund is to provide daily investment results that correspond to 150% of the performance of the Dow Jones U.S. Energy Index. The index measures the performance of the energy sector of the U.S. equity market. Since its inception, the Fund's performance has tracked its benchmark with a statistical correlation of over .99. For the same period, the Fund (Investor Shares) produced a return of 4.10%*, while the Dow Jones U.S. Energy Index had a return of 7.39%.

                                    [GRAPH]

Energy- Investor
6/20/00          10,000
6/30/00           9,345
9/30/00          10,495
12/31/00         10,410

Energy- Service
6/20/00          10,000
6/30/00           9,360
9/30/00          10,475
12/31/00         10,360

DJUSEN
6/20/00          10,000
6/30/00           9,637
9/30/00          10,636
12/31/00         10,739


Value of a $10,000 Investment
--------------------------------
Average Annual Total Return
      as of 12/31/00
--------------------------------
                        Since
                      Inception
                      (6/20/00)
--------------------------------
Investor                 4.10%
--------------------------------
Service                  3.60%

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the Energy UltraSector ProFund is measured against the Dow Jones U.S. Energy Index, an unmanaged index generally representative of the performance of the energy sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.


The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                      Schedule of Portfolio Investments
Energy UltraSector ProFund                                    December 31, 2000

Common Stocks (68.7%)
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------
Amerada Hess Corp............................................    650 $   47,491
Anadarko Petroleum Corp......................................  2,079    147,775
Apache Corp..................................................  1,040     72,865
Ashland, Inc.................................................    520     18,663
Atwood Oceanics, Inc.*.......................................    130      5,695
Baker Hughes, Inc............................................  2,795    116,167
Barrett Resources Corp.*.....................................    260     14,771
Basin Exploration, Inc.*.....................................    130      3,315
BJ Services Co.*.............................................    715     49,246
Burlington Resources, Inc....................................  1,820     91,910
Cabot Oil & Gas Corp.........................................    260      8,109
Chesapeake Energy Corp.*.....................................  1,105     11,188
Chevron Corp.................................................  5,525    466,516
Coastal Corp.................................................  1,625    143,508
Conoco, Inc.--Class A........................................  1,560     44,655
Conoco, Inc.--Class B........................................  3,705    107,213
Cooper Cameron Corp.*........................................    455     30,058
Core Laboratories N.V.*......................................    260      7,101
Cross Timbers Oil Co.........................................    520     14,430
Devon Energy Corp............................................  1,106     67,433
Diamond Offshore Drilling, Inc...............................    520     20,800
El Paso Energy Corp..........................................  1,885    135,013
Ensco International, Inc.....................................  1,105     37,639
EOG Resources, Inc...........................................    910     49,766
Evergreen Resources, Inc.*...................................    130      5,021
Exxon Mobil Corp............................................. 22,880  1,989,129
Forest Oil Corp.*............................................    260      9,588
Friede Goldman Halter, Inc.*.................................    325      1,158
Global Industries Ltd........................................    520      7,118
Global Marine, Inc.*.........................................  1,495     42,421
Grant Prideco, Inc.*.........................................    910     19,963
Halliburton Co...............................................  3,770    136,663
Hanover Compressor Co.*......................................    260     11,586
Helmerich & Payne, Inc.......................................    390     17,111
Input/Output, Inc.*..........................................    325      3,311
Kerr-McGee Corp..............................................    780     52,211
Key Energy Group*............................................    845      8,820
Kinder Morgan, Inc...........................................    715     37,314
Lone Star Technologies, Inc.*................................    195      7,508
Louis Dreyfus Natural Gas Corp.*.............................    195      8,933
Marine Drilling Co., Inc.*...................................    520     13,910
Maverick Tube Corp.*.........................................    260      5,883
Meridian Resource Corp.*.....................................    455      3,924
Murphy Oil Corp..............................................    325     19,642
Nabors Industries, Inc.*.....................................  1,235     73,050
National-OilWell, Inc.*......................................    650     25,146
Newfield Exploration Co.*....................................    390     18,501
Newpark Resources, Inc.*.....................................    585      5,594
Noble Affiliates, Inc........................................    455     20,930
Noble Drilling Corp.*........................................  1,105     47,998
Occidental Petroleum Corp. ..................................  3,120     75,660
Ocean Energy, Inc.*..........................................  1,430     24,846
Oceaneering International, Inc.*.............................    195      3,790
Offshore Logistics, Inc.*....................................    195      4,202
Parker Drilling Co.*.........................................    780      3,949
Patterson Energy, Inc.*......................................    325     12,106
Pennzoil-Quaker State Co.....................................    650      8,369
Phillips Petroleum Co........................................  1,820    103,513

 Common Stocks, continued
                                                                       Market
                                                            Shares     Value
                                                          ---------- ----------
 Pride International, Inc.*..............................        585 $   14,406
 R&B Falcon Corp.*.......................................      1,430     32,801
 Rowan Cos., Inc.*.......................................        780     21,060
 Santa Fe International..................................        585     18,757
 Schlumberger Ltd........................................      4,810    384,498
 SEACOR SMIT, Inc.*......................................        130      6,841
 Seitel, Inc.*...........................................        195      3,595
 Smith International, Inc.*..............................        455     33,926
 Stone Energy Corp.*.....................................        130      8,392
 Sunoco, Inc.............................................        715     24,087
 Superior Energy Services, Inc.*.........................        325      3,738
 Tesoro Petroleum Corp.*.................................        260      3,023
 Texaco, Inc.............................................      4,680    290,744
 Tidewater, Inc..........................................      . 455     20,191
 Tom Brown, Inc.*........................................        195      6,411
 Tosco Corp..............................................      1,235     41,913
 Transocean Sedco Forex, Inc.............................      1,755     80,730
 Trico Marine Services, Inc.*............................        260      4,014
 Triton Energy Ltd.*.....................................        325      9,750
 Ultramar Diamond Shamrock Corp..........................        715     22,076
 Unocal Corp.............................................      2,080     80,470
 USX-Marathon Group, Inc.................................      2,665     73,954
 Valero Energy Corp......................................        520     19,338
 Varco International, Inc.*..............................        650     14,138
 Veritas DGC, Inc.*......................................        260      8,398
 Vintage Petroleum, Inc..................................        390      8,385
 Weatherford International, Inc.*........................        910     42,998
 Western Gas Resources, Inc..............................        195      6,569
 Williams Cos., Inc......................................      3,705    147,967
                                                                     ----------
 TOTAL COMMON STOCKS
  (Cost $5,887,421)......................................             5,973,365
                                                                     ----------
 U.S. Treasury Notes (26.6%)
                                                          Principal
                                                            Amount
                                                          ----------
 U.S. Treasury Note, 5.50%, 08/31/01..................... $2,321,000  2,318,099
                                                                     ----------
 TOTAL U.S. TREASURY NOTES
  (Cost $2,318,134)......................................             2,318,099
                                                                     ----------
 TOTAL INVESTMENTS
  (Cost $8,205,555)(a) (95.3%)...........................             8,291,464
 Other assets in excess of liabilities
  (4.7%).................................................               407,066
                                                                     ----------
 TOTAL NET ASSETS (100.0%)...............................            $8,698,530
                                                                     ==========

-----
Percentages indicated are based on net assets of $8,698,530.
* Non-income producing
(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $423,737. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation.... $ 106,696
      Unrealized depreciation....  (444,524)
                                  ---------
      Net unrealized
       depreciation.............. $(337,828)
                                  =========

              See accompanying notes to the financial statements.

PROFUNDS
Energy UltraSector ProFund

 Statement of Assets and Liabilities
                                                              December 31, 2000

Assets:
 Investments, at value (cost $8,205,555)..........................  $ 8,291,464
 Cash.............................................................          342
 Dividends and interest receivable................................       44,183
 Receivable for investments sold..................................    1,067,710
 Prepaid expenses ................................................       38,207
                                                                    -----------
 Total Assets.....................................................    9,441,906
Liabilities:
 Payable for capital shares redeemed..............................      648,323
 Unrealized depreciation on swap contracts........................       71,261
 Advisory fees payable............................................       12,608
 Management servicing fees payable................................        2,522
 Administration fees payable......................................          132
 Shareholder servicing fees payable--Service Class................        1,169
 Other accrued expenses...........................................        7,361
                                                                    -----------
 Total Liabilities................................................      743,376
                                                                    -----------
Net Assets........................................................  $ 8,698,530
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $10,132,194
 Accumulated net investment loss..................................       (6,153)
 Accumulated net realized losses on investments and swap
  contracts.......................................................   (1,442,159)
 Net unrealized appreciation on investments and swap contracts....       14,648
                                                                    -----------
Total Net Assets..................................................  $ 8,698,530
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $ 7,639,976
 Shares of Beneficial Interest Outstanding........................      366,943
 Net Asset Value (offering and redemption price per share)........  $     20.82
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $ 1,058,554
 Shares of Beneficial Interest Outstanding........................       51,096
 Net Asset Value (offering and redemption price per share)........  $     20.72
                                                                    ===========

 Statement of Operations
                      For the period June 20, 2000(a) through December 31, 2000

Investment Income:
 Interest........................................................  $    32,703
 Dividends.......................................................       21,939
                                                                   -----------
 Total Income....................................................       54,642
Expenses:
 Advisory fees...................................................       12,608
 Management servicing fees.......................................        2,522
 Administration fees.............................................        1,537
 Shareholder servicing fees--Service Class.......................        4,964
 Registration and filing fees....................................       13,435
 Custody fees....................................................        8,814
 Transfer agent fees.............................................        3,339
 Fund accounting fees............................................        2,141
 Other fees......................................................        4,538
                                                                   -----------
 Total expenses before waivers/reimbursements....................       53,898
 Less expenses waived/reimbursed.................................      (20,651)
                                                                   -----------
 Net expenses....................................................       33,247
                                                                   -----------
Net Investment Income............................................       21,395
                                                                   -----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and swap contracts...........   (1,503,500)
 Net change in unrealized appreciation on investments and swap
  contracts......................................................       14,648
                                                                   -----------
 Net realized and unrealized losses on investments and swap
  contracts......................................................   (1,488,852)
                                                                   -----------
Decrease in Net Assets Resulting from Operations.................  $(1,467,457)
                                                                   ===========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Energy UltraSector ProFund

 Statement of Changes in Net Assets

                                                            For the period
                                                       June 20, 2000(a) through
                                                          December 31, 2000
                                                       ------------------------
Change in Net Assets:
Operations:
 Net investment income................................       $     21,395
 Net realized losses on investments and swap
  contracts...........................................         (1,503,500)
 Net change in unrealized appreciation on investments
  and swap contracts..................................             14,648
                                                             ------------
 Net decrease in net assets resulting from
  operations..........................................         (1,467,457)
Capital Share Transactions:
 Proceeds from shares issued..........................         87,546,556
 Cost of shares redeemed..............................        (77,380,569)
                                                             ------------
 Net increase in net assets resulting from capital
  share transactions..................................         10,165,987
                                                             ------------
 Total increase in net assets.........................          8,698,530
Net Assets:
 Beginning of period..................................                 --
                                                             ------------
 End of period........................................       $  8,698,530
                                                             ============

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Energy UltraSector ProFund


 Financial Highlights

For a share of beneficial interest outstanding

                                          Investor Class       Service Class
                                        ------------------- -------------------
                                        For the period from For the period from
                                         June 20, 2000(a)    June 20, 2000(a)
                                              through             through
                                         December 31, 2000   December 31, 2000
                                        ------------------- -------------------
Net Asset Value, Beginning of Period...     $    20.00          $    20.00
                                            ----------          ----------
 Net investment income/(loss)..........           0.24(b)            (0.11)(b)
 Net realized and unrealized gain on
  investments and swap contracts.......           0.58(c)             0.83(c)
                                            ----------          ----------
 Total income from investment
  operations...........................           0.82                0.72
                                            ----------          ----------
Net Asset Value, End of Period.........     $    20.82          $    20.72
                                            ==========          ==========
Total Return...........................           4.10%(d)            3.60%(d)
Ratios/Supplemental Data:
Net assets, end of year................     $7,639,976          $1,058,554
Ratio of expenses to average net
 assets................................           1.59%(e)            2.91%(e)
Ratio of net investment income/(loss)
 to average net assets.................           2.24%(e)           (1.03)%(e)
Ratio of expenses to average net
 assets*...............................           2.83%(e)            4.14%(e)
Portfolio turnover.....................           2784%(f)            2784%(f)

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

                       The Financial UltraSector ProFund

  Launched on June 20, 2000, the investment objective of the Financial UltraSector ProFund is to provide daily investment results that correspond to 150% of the performance of the Dow Jones U.S. Financial Index. The index measures the performance of the financial sector of the U.S. equity market. Since its inception, the Fund's performance has tracked its benchmark with a statistical correlation of over .99. For the same period, the Fund (Investor Shares) has produced a return of 26.95%*, while the Dow Jones U.S. Financial Index had a return of 22.14%.

                                    [GRAPH]

Financial - Investor
6/20/00          10,000
6/30/00           9,365
9/30/00          12,490
12/31/00         12,695

Financial - Service
6/20/00          10,000
6/30/00           9,365
9/30/00          12,475
12/31/00         12,660

DJUSFN
6/20/00          10,000
6/30/00           9,643
9/30/00          11,839
12/31/00         12,214

Value of a $10,000 Investment
------------------------------
Average Annual Total Return
     as of 12/31/00
------------------------------
                       Since
                      Inception
                      (6/20/00)
------------------------------
Investor               26.95%
------------------------------
Service                26.60%

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the Financial UltraSector ProFund is measured against the Dow Jones U.S. Financial Index, an unmanaged index generally representative of the performance of the financial sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.


The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                       Schedule of Portfolio Investments
Financial UltraSector ProFund                                  December 31, 2000

 Common Stocks (76.3%)
                                                                      Market
                                                            Shares     Value
                                                            ------- -----------

 ACE Ltd...................................................   1,980 $    84,026
 AFLAC, Inc................................................   1,980     142,931
 Allstate Corp.............................................   5,280     230,010
 Ambac Financial Group, Inc................................   1,056      61,578
 American Express Co.......................................   8,184     449,608
 American General Corp.....................................   1,848     150,612
 American International Group, Inc.........................  13,860   1,366,075
 AmSouth Bancorporation....................................   3,696      56,364
 AON Corp..................................................   1,716      58,773
 Apartment Investment & Management Co.--Class A............   1,320      65,918
 Archstone Communities Trust...............................   2,508      64,581
 Arden Realty Group, Inc...................................   2,508      63,014
 AvalonBay Communities, Inc................................ . 1,452      72,782
 AXA Financial, Inc........................................   3,168     177,012
 Bank of America Corp......................................  11,484     526,828
 Bank of New York Co., Inc.................................   5,280     291,390
 Bank One Corp.............................................   8,184     299,739
 BB&T Corp.................................................   3,300     123,131
 Bear Stearns Cos., Inc....................................   1,056      53,526
 BISYS Group, Inc.*........................................     660      34,403
 Capital One Financial Corp................................   1,452      95,560
 Charter One Financial, Inc................................   2,112      60,984
 Chase Manhattan Corp......................................   9,108     413,845
 Chelsea GCA Realty, Inc...................................   1,584      58,410
 Chubb Corp................................................   1,320     114,180
 Cincinnati Financial Corp.................................   1,320      52,223
 CIT Group, Inc.- Class A..................................   1,980      39,848
 Citigroup, Inc............................................  34,980   1,786,165
 Comerica, Inc.............................................   1,452      86,213
 Conseco, Inc..............................................   2,904      38,297
 Countrywide Credit Industries, Inc........................   1,056      53,064
 Dime Bancorp, Inc.........................................   1,716      50,729
 Duke-Weeks Realty Corp....................................   2,640      65,010
 E*TRADE Group, Inc.*......................................   2,112      15,576
 Edwards (A.G.) Inc........................................     924      43,832
 Equity Office Properties Trust............................   3,168     103,355
 Equity Residential Properties Trust.......................   1,584      87,614
 Everest Re Group Ltd......................................     528      37,818
 Fannie Mae................................................   6,996     606,902
 Fifth Third Bancorp.......................................   3,168     189,288
 First Union Corp..........................................   7,128     198,248
 Firstar Corp..............................................   6,996     162,657
 Fleet Boston Financial Corp...............................   6,468     242,954
 Franklin Resources, Inc...................................   1,452      55,321
 Freddie Mac...............................................   4,884     336,386
 Golden West Financial Corp................................   1,452      98,010
 Goldman Sachs Group, Inc..................................   1,056     112,926
 GreenPoint Financial Corp.................................   1,584      64,845
 Hartford Financial Services Group, Inc....................   1,716     121,193
 Health Care REIT, Inc.....................................   3,300      53,625
 Household International, Inc..............................   3,432     188,760

 Common Stocks, continued
                                                                      Market
                                                            Shares     Value
                                                            ------- -----------

 J.P. Morgan & Co..........................................   1,188 $   196,614
 Jefferson-Pilot Corp......................................     924      69,069
 John Hancock Financial Services, Inc......................   2,508      94,364
 KeyCorp...................................................   3,564      99,792
 Legg Mason, Inc...........................................     660      35,970
 Lehman Brothers Holdings, Inc.............................   1,848     124,971
 Lincoln National Corp.....................................   1,452      68,698
 Loews Corp................................................     660      68,351
 M&T Bank Corp.............................................     924      62,832
 Marsh & McLennan Cos., Inc................................   1,980     231,659
 Marshall & Ilsley Corp....................................   1,056      53,676
 MBIA, Inc.................................................     924      68,492
 MBNA Corp.................................................   5,412     199,906
 Mellon Financial Corp.....................................   3,564     175,304
 Merrill Lynch & Co., Inc..................................   5,280     360,030
 MetLife, Inc..............................................   5,544     194,040
 MGIC Investment Corp......................................     792      53,411
 Morgan Stanley Dean Witter & Co...........................   7,920     627,659
 National City Corp........................................   4,356     125,235
 National Commerce Bancorporation..........................   2,244      55,539
 North Fork Bancorporation, Inc............................   2,112      51,876
 Northern Trust Corp.......................................   1,584     129,195
 Old Kent Financial Corp...................................   1,320      57,750
 Old Republic International Corp...........................   1,320      42,240
 PNC Bank Corp.............................................   2,244     163,952
 Progressive Corp..........................................     528      54,714
 Prologis Trust............................................   3,168      70,488
 Providian Financial Corp..................................   2,112     121,440
 Regions Financial Corp....................................   2,772      75,710
 Schwab (Charles) Corp.....................................   7,788     220,985
 SEI Investments Co........................................     396      44,352
 SouthTrust Corp...........................................   1,848      75,191
 Spieker Properties, Inc...................................   1,188      59,549
 St. Paul Companies, Inc...................................   1,716      93,200
 State Street Corp.........................................   1,188     147,561
 Stilwell Financial, Inc...................................   1,848      72,881
 Summit Bancorp............................................   1,716      65,530
 SunTrust Banks, Inc.......................................   2,112     133,056
 Synovus Financial Corp....................................   2,376      64,004
 T. Rowe Price Group, Inc..................................   1,188      50,212
 Torchmark Corp............................................   1,188      45,664
 U.S. Bancorp..............................................   5,544     161,816
 Union Planters Corp.......................................   1,848      66,066
 UnumProvident Corp........................................   1,716      46,118
 USA Education, Inc........................................   1,188      80,784
 Wachovia Corp.............................................   1,716      99,743
 Washington Mutual, Inc....................................   4,224     224,136
 Wells Fargo & Co..........................................  11,880     661,567
 Zions Bancorporation......................................     924      57,692
                                                                    -----------
 TOTAL COMMON STOCKS
  (Cost $15,569,996).......................................          16,209,223
                                                                    -----------

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
Financial UltraSector ProFund                                  December 31, 2000

 U.S. Treasury Notes (19.6%)
                                                         Principal    Market
                                                           Amount      Value
                                                         ---------- -----------

 U.S. Treasury Note, 5.50%, 08/31/01.................... $4,182,000 $ 4,176,773
                                                                    -----------
 TOTAL U.S. TREASURY NOTES
  (Cost $4,176,837).....................................              4,176,773
                                                                    -----------
 TOTAL INVESTMENTS
  (Cost $19,746,833)(a) (95.9%).........................             20,385,996
 Other assets in excess of liabilities (4.1%)...........                878,535
                                                                    -----------
 TOTAL NET ASSETS (100.0%)..............................            $21,264,531
                                                                    ===========

-----
Percentages indicated are based on net assets of $21,264,531.

*Non-income producing
(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $2,455,455. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..  $   656,406
      Unrealized depreciation..   (2,472,698)
                                 -----------
      Net unrealized deprecia-
       tion....................  $(1,816,292)
                                 ===========

              See accompanying notes to the financial statements.

PROFUNDS
Financial UltraSector ProFund

 Statement of Assets and Liabilities
                                                              December 31, 2000

Assets:
 Investments, at value (cost $19,746,833).........................  $20,385,996
 Dividends and interest receivable................................       89,572
 Receivable for capital shares issued.............................    3,152,672
 Receivable for investments sold..................................        9,854
 Unrealized appreciation on swap contracts........................      108,402
 Prepaid expenses.................................................       38,559
                                                                    -----------
 Total Assets.....................................................   23,785,055
Liabilities:
 Payable to custodian.............................................        2,648
 Payable for investments purchased................................    2,456,874
 Advisory fees payable............................................       33,345
 Management servicing fees payable................................        6,669
 Administration fees payable......................................          296
 Shareholder servicing fees payable--Service Class................        3,985
 Other accrued expenses...........................................       16,707
                                                                    -----------
 Total Liabilities................................................    2,520,524
                                                                    -----------
Net Assets........................................................  $21,264,531
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $25,956,414
 Accumulated net investment loss..................................      (64,897)
 Accumulated net realized losses on investments and swap
  contracts.......................................................   (5,374,551)
 Net unrealized appreciation on investments and swap contracts....      747,565
                                                                    -----------
Total Net Assets..................................................  $21,264,531
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $17,366,056
 Shares of Beneficial Interest Outstanding........................      684,052
 Net Asset Value (offering and redemption price per share)........  $     25.39
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $ 3,898,475
 Shares of Beneficial Interest Outstanding........................      153,960
 Net Asset Value (offering and redemption price per share)........  $     25.32
                                                                    ===========

 Statement of Operations
                      For the period June 20, 2000(a) through December 31, 2000

Investment Income:
 Interest.........................................................  $    77,827
 Dividends........................................................       63,283
                                                                    -----------
 Total Income.....................................................      141,110
Expenses:
 Advisory fees....................................................       33,345
 Management servicing fees........................................        6,669
 Administration fees..............................................        4,057
 Shareholder servicing fees--Service Class........................       12,827
 Registration and filing fees.....................................       18,578
 Custody fees.....................................................       12,534
 Transfer agent fees..............................................        6,842
 Fund accounting fees.............................................        3,243
 Other fees.......................................................       15,288
                                                                    -----------
 Total expenses before waivers....................................      113,383
 Less expenses waived.............................................      (16,857)
                                                                    -----------
 Net expenses.....................................................       96,526
                                                                    -----------
Net Investment Income.............................................       44,584
                                                                    -----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and swap contracts............   (5,559,069)
 Net change in unrealized appreciation on investments and swap
  contracts.......................................................      747,565
                                                                    -----------
 Net realized and unrealized losses on investments and swap
  contracts.......................................................   (4,811,504)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(4,766,920)
                                                                    ===========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Financial UltraSector ProFund

 Statement of Changes in Net Assets

                                                            For the period
                                                       June 20, 2000(a) through
                                                          December 31, 2000
                                                       ------------------------
Change in Net Assets:
Operations:
 Net investment income................................      $      44,584
 Net realized losses on investments and swap
  contracts...........................................         (5,559,069)
 Net change in unrealized appreciation on investments
  and swap contracts..................................            747,565
                                                            -------------
 Net decrease in net assets resulting from
  operations..........................................         (4,766,920)
Capital Share Transactions:
 Proceeds from shares issued..........................        163,048,483
 Cost of shares redeemed..............................       (137,017,032)
                                                            -------------
 Net increase in net assets resulting from capital
  share transactions..................................         26,031,451
                                                            -------------
 Total increase in net assets.........................         21,264,531
Net Assets:
 Beginning of period..................................                 --
                                                            -------------
 End of period........................................      $  21,264,531
                                                            =============

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Financial UltraSector ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                          Investor Class       Service Class
                                        ------------------- -------------------
                                        For the period from For the period from
                                         June 20, 2000(a)    June 20, 2000(a)
                                              through             through
                                         December 31, 2000   December 31, 2000
                                        ------------------- -------------------
Net Asset Value, Beginning of Period...     $     20.00         $    20.00
                                            -----------         ----------
 Net investment income.................            0.15(b)            0.06(b)
 Net realized and unrealized gain on
  investments and swap contracts.......            5.24(c)            5.26(c)
                                            -----------         ----------
 Total income from investment
  operations...........................            5.39               5.32
                                            -----------         ----------
Net Asset Value, End of Period.........     $     25.39         $    25.32
                                            ===========         ==========
Total Return...........................          26.95%(d)          26.60%(d)
Ratios/Supplemental Data:
Net assets, end of year................     $17,366,056         $3,898,475
Ratio of expenses to average net
 assets................................           1.87%(e)           2.95%(e)
Ratio of net investment income to
 average net assets....................           1.23%(e)           0.45%(e)
Ratio of expenses to average net
 assets*...............................           2.25%(e)           3.34%(e)
Portfolio turnover.....................           2277%(f)           2277%(f)

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

                      The Healthcare UltraSector ProFund

  Launched on June 20, 2000, the investment objective of the Healthcare UltraSector ProFund is to provide daily investment results that correspond to 150% of the performance of the Dow Jones U.S. Healthcare Index. The index measures the performance of the healthcare sector of the U.S. equity market. Since its inception, the Fund's performance has tracked its benchmark with a statistical correlation of over .99. For the same period, the Fund (Investor Shares) produced a return of 13.35%*, while the Dow Jones U.S. Healthcare Index had a return of 13.53%.

                                   [GRAPH]]

HealthCare - Investor
6/20/00          10,000
6/30/00          10,470
9/30/00          10,375
12/31/00         11,335

HealthCare - Service
6/20/00          10,000
6/30/00          10,465
9/30/00          10,350
12/31/00         11,280

DJUSHC
6/20/00          10,000
6/30/00          10,432
9/30/00          10,513
12/31/00         11,353

Value of a $10,000 Investment
-----------------------------
Average Annaul Total Return
      as of 12/31/00
-----------------------------
                    Since
                  Inception
                  (6/20/00)
-----------------------------
Investor           (13.35)
-----------------------------
Service            (12.80)

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the Healthcare UltraSector ProFund is measured against the Dow Jones U.S. Healthcare Index, an unmanaged index generally representative of the performance of the healthcare sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.


The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                       Schedule of Portfolio Investments
Healthcare UltraSector ProFund                                 December 31, 2000

Common Stocks (74.8%)
                                                                       Market
                                                             Shares    Value
                                                             ------- ----------

Abbott Laboratories.........................................   4,836 $  234,244
Abgenix, Inc.*..............................................     260     15,356
Aetna, Inc.*................................................     468     19,217
Affymetrix, Inc.*...........................................     156     11,612
Albany Molecular Research, Inc.*............................     104      6,409
Alexion Pharmaceuticals, Inc.*..............................      52      3,377
Alkermes, Inc.*.............................................     208      6,526
Allergan, Inc. .............................................     468     45,308
Alza Corp.--Class A*........................................     832     35,360
American Home Products Corp. ...............................   4,368    277,586
Amgen, Inc.*................................................   3,432    219,433
Andrx Group*................................................     208     12,038
Apogent Technologies, Inc.*.................................     468      9,594
Applera Corp.--Applied Biosystems Group.....................     728     68,478
Aurora Biosciences Corp.*...................................     104      3,270
Aviron*.....................................................     104      6,949
Bard (C.R.), Inc. ..........................................     260     12,106
Barr Laboratories, Inc.*....................................     104      7,586
Bausch & Lomb, Inc. ........................................     208      8,411
Baxter International, Inc. .................................     988     87,252
Beckman Coulter, Inc. ......................................     260     10,904
Becton, Dickinson & Co. ....................................     884     30,609
Biogen, Inc.*...............................................     520     31,232
Biomet, Inc. ...............................................     624     24,765
Boston Scientific Corp.*....................................   1,040     14,235
Bristol-Myers Squibb Co. ...................................   6,500    480,593
Celgene Corp.*..............................................     208      6,760
Cell Therapeutics, Inc.*....................................     104      4,687
Cephalon, Inc.*.............................................     156      9,877
Chiron Corp.*...............................................     364     16,198
CIGNA Corp. ................................................     520     68,796
Coherent, Inc.*.............................................     104      3,380
COR Therapeutics, Inc.*.....................................     208      7,319
Coventry Health Care, Inc.*.................................     260      6,939
CuraGen Corp.*..............................................     104      2,841
CV Therapeutics, Inc.*......................................      52      3,679
Cybear Group*...............................................       2          1
Cytyc Corp.*................................................     156      9,760
Eli Lilly & Co. ............................................   3,172    295,194
Enzon, Inc.*................................................     156      9,682
Express Scripts, Inc.--Class A*.............................     156     15,951
Forest Laboratories, Inc.*..................................     312     41,457
Genentech, Inc.*............................................     624     50,855
Genzyme Corp.--General Division*............................     312     28,060
Gilead Sciences, Inc.*......................................     156     12,938
Guidant Corp.*..............................................   1,040     56,094
HCA-The Healthcare Co. .....................................   1,664     73,232
Health Management Associates, Inc.--Class A*................     884     18,343
Healthsouth Corp.*..........................................   1,352     22,055
Henry Schein, Inc.*.........................................     208      7,202
Hillenbrand Industries, Inc. ...............................     208     10,712
Human Genome Sciences, Inc.*................................     364     25,230

Common Stocks, continued
                                                                       Market
                                                             Shares    Value
                                                             ------- ----------

Humana, Inc.*...............................................     676 $   10,309
ICN Pharmaceuticals, Inc. ..................................     312      9,575
ICOS Corp.*.................................................     156      8,102
IDEC Pharmaceuticals Corp.*.................................     156     29,572
ImClone Systems, Inc.*......................................     260     11,440
Immunex Corp.*..............................................     780     31,687
Immunomedics, Inc.*.........................................     156      3,354
Incyte Genomics, Inc.*......................................     260      6,468
Inhale Therapeutic Systems, Inc.*...........................     156      7,878
Invitrogen Corp.*...........................................     104      8,983
IVAX Corp.*.................................................     468     17,924
Johnson & Johnson...........................................   4,368    458,912
King Pharmaceuticals, Inc.*.................................     418     21,605
Lincare Holdings, Inc.*.....................................     208     11,869
Manor Care, Inc.*...........................................     416      8,580
Medarex, Inc.*..............................................     260     10,595
Medicis Pharmaceutical Corp.*...............................     104      6,149
MedImmune, Inc.*............................................     676     32,237
Medtronic, Inc. ............................................   4,004    241,741
Merck & Co., Inc. ..........................................   7,644    715,669
Millennium Pharmaceuticals, Inc.*...........................     624     38,610
MiniMed, Inc.*..............................................     208      8,743
Molecular Devices Corp.*....................................     104      7,118
Mylan Laboratories, Inc. ...................................     468     11,788
Myriad Genetics, Inc.*......................................      52      4,303
NPS Pharmaceuticals, Inc.*..................................     104      4,992
Omnicare, Inc. .............................................     416      8,996
OSI Pharmaceuticals, Inc.*..................................     104      8,333
Oxford Health Plans, Inc.*..................................     260     10,270
Patterson Dental Co.*.......................................     260      8,808
Pfizer, Inc. ...............................................  20,852    959,191
Pharmacia Corp. ............................................   4,316    263,276
Protein Design Labs, Inc.*..................................     156     13,553
Quest Diagnostics, Inc.*....................................     104     14,768
Quintiles Transnational Corp.*..............................     468      9,799
Schering-Plough Corp. ......................................   4,836    274,443
Sepracor, Inc.*.............................................     260     20,833
St. Jude Medical, Inc.*.....................................     312     19,169
Stryker Corp. ..............................................     520     26,307
Techne Corp.*...............................................     156      5,626
Tenet Healthcare Corp. .....................................   1,092     48,526
Trigon Healthcare, Inc.*....................................     156     12,139
Trimeris, Inc.*.............................................     104      5,707
UnitedHealth Group, Inc. ...................................   1,040     63,830
Universal Health Services, Inc.--Class B*...................     104     11,622
Vertex Pharmaceuticals, Inc.*...............................     208     14,872
Watson Pharmaceuticals, Inc.*...............................     364     18,632
Wellpoint Health Networks, Inc.*............................     208     23,972
Xoma Ltd.*..................................................     312      3,042
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $5,754,874)..........................................          6,063,609
                                                                     ----------

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
Healthcare UltraSector ProFund                                 December 31, 2000

U.S. Treasury Notes (23.6%)
                                                          Principal    Market
                                                            Amount     Value
                                                          ---------- ----------

U.S. Treasury Note, 5.50%, 08/31/01...................... $1,910,000 $1,907,613
                                                                     ----------
TOTAL U.S. TREASURY NOTES
 (Cost $1,907,642).......................................             1,907,613
                                                                     ----------
TOTAL INVESTMENTS
 (Cost $7,662,516)(a) (98.4%)............................             7,971,222
Other assets in excess of
  liabilities (1.6%).....................................               127,486
                                                                     ----------
TOTAL NET ASSETS (100.0%)................................            $8,098,708
                                                                     ==========

-----
Percentages indicated are based on net assets of $8,098,708.

*Non-income producing
(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $562,805. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation.... $ 328,862
      Unrealized depreciation....  (582,961)
                                  ---------
      Net unrealized deprecia-
       tion...................... $(254,099)
                                  =========

              See accompanying notes to the financial statements.

PROFUNDS
Healthcare UltraSector ProFund

 Statement of Assets and Liabilities
                                                              December 31, 2000

Assets:
 Investments, at value (cost $7,662,516)...........................  $7,971,222
 Cash..............................................................         137
 Dividends and interest receivable.................................      38,458
 Receivable for investments sold...................................     349,703
 Unrealized appreciation on swap contracts.........................     114,373
 Prepaid expenses..................................................      27,230
                                                                     ----------
 Total Assets......................................................   8,501,123
Liabilities:
 Payable for capital shares redeemed...............................     363,936
 Advisory fees payable.............................................      22,775
 Management servicing fees payable.................................       4,555
 Administration fees payable.......................................         141
 Shareholder servicing fees payable--Service Class.................       1,662
 Other accrued expenses............................................       9,346
                                                                     ----------
 Total Liabilities.................................................     402,415
                                                                     ----------
Net Assets.........................................................  $8,098,708
                                                                     ==========
Net Assets consist of:
 Capital...........................................................  $8,567,066
 Accumulated net investment loss...................................     (63,422)
 Accumulated net realized losses on investments and swap
  contracts........................................................    (828,015)
 Net unrealized appreciation on investments and swap contracts.....     423,079
                                                                     ----------
Total Net Assets...................................................  $8,098,708
                                                                     ==========
Investor Shares:
 Net Assets........................................................  $6,466,590
 Shares of Beneficial Interest Outstanding.........................     285,197
 Net Asset Value (offering and redemption price per share).........  $    22.67
                                                                     ==========
Service Shares:
 Net Assets........................................................  $1,632,118
 Shares of Beneficial Interest Outstanding.........................      72,347
 Net Asset Value (offering and redemption price per share).........  $    22.56
                                                                     ==========

 Statement of Operations
                      For the period June 20, 2000(a) through December 31, 2000

Investment Income:
 Interest...........................................................  $  46,477
 Dividends..........................................................     17,673
                                                                      ---------
 Total Income.......................................................     64,150
Expenses:
 Advisory fees......................................................     22,775
 Management servicing fees..........................................      4,555
 Administration fees................................................      2,769
 Shareholder servicing fees--Service Class..........................     13,593
 Registration and filing fees.......................................     12,623
 Custody fees.......................................................     10,069
 Transfer agent fees................................................      5,474
 Fund accounting fees...............................................      2,862
 Other fees.........................................................      8,381
                                                                      ---------
 Total expenses before waivers......................................     83,101
 Less expenses waived...............................................    (11,874)
                                                                      ---------
 Net expenses.......................................................     71,227
                                                                      ---------
Net Investment Loss.................................................     (7,077)
                                                                      ---------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and swap contracts..............   (969,076)
 Net change in unrealized appreciation on investments and swap
  contracts.........................................................    423,079
                                                                      ---------
 Net realized and unrealized losses on investments and swap
  contracts.........................................................   (545,997)
                                                                      ---------
Decrease in Net Assets Resulting from Operations....................  $(553,074)
                                                                      =========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Healthcare UltraSector ProFund

 Statement of Changes in Net Assets

                                                            For the period
                                                       June 20, 2000(a) through
                                                          December 31, 2000
                                                       ------------------------
Change in Net Assets:
Operations:
 Net investment loss..................................       $     (7,077)
 Net realized losses on investments and swap
  contracts...........................................           (969,076)
 Net change in unrealized appreciation on investments
  and swap contracts..................................            423,079
                                                             ------------
 Net decrease in net assets resulting from
  operations..........................................           (553,074)
Capital Share Transactions:
 Proceeds from shares issued..........................         65,599,997
 Cost of shares redeemed..............................        (56,948,215)
                                                             ------------
 Net increase in net assets resulting from capital
  share transactions..................................          8,651,782
                                                             ------------
 Total increase in net assets.........................          8,098,708
Net Assets:
 Beginning of period..................................                 --
                                                             ------------
 End of period........................................       $  8,098,708
                                                             ============

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Healthcare UltraSector ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                          Investor Class       Service Class
                                        ------------------- -------------------
                                        For the period from For the period from
                                         June 20, 2000(a)    June 20, 2000(a)
                                              through             through
                                         December 31, 2000   December 31, 2000
                                        ------------------- -------------------
Net Asset Value, Beginning of Period...     $    20.00          $    20.00
                                            ----------          ----------
 Net investment income/(loss)..........           0.04(b)            (0.11)(b)
 Net realized and unrealized gain on
  investments and swap contracts.......           2.63(c)             2.67(c)
                                            ----------          ----------
 Total income from investment
  operations...........................           2.67                2.56
                                            ----------          ----------
Net Asset Value, End of Period.........     $    22.67          $    22.56
                                            ==========          ==========
Total Return...........................          13.35%(d)           12.80%(d)
Ratios/Supplemental Data:
Net assets, end of year................     $6,466,590          $1,632,118
Ratio of expenses to average net
 assets................................           1.86%(e)            2.95%(e)
Ratio of net investment income/(loss)
 to average net assets.................           0.34%(e)           (0.94)%(e)
Ratio of expenses to average net
 assets*...............................           2.25%(e)            3.34%(e)
Portfolio turnover.....................           1011%(f)            1011%(f)

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

                       The Internet UltraSector ProFund

  Launched on June 20, 2000, the investment objective of the Internet UltraSector ProFund is to provide daily investment results that correspond to 150% of the performance of the Dow Jones U.S. Internet Index. The index measures the performance of the internet sector of the U.S. equity market. Since its inception, the Fund's performance has tracked its benchmark with a statistical correlation of over .99. For the same period, the Fund (Investor Shares) produced a return of -72.80%*, while the Dow Jones U.S. Internet Index had a return of -54.46%.

                                    [GRAPH]

Internet - Investor
6/20/00         10,000
6/30/00          9,830
9/30/00          9,445
12/31/00         2,720

Internet - Investor
6/20/00         10,000
6/30/00          9,830
9/30/00          9,435
12/31/00         2,705

DJINET
6/20/00         10,000
6/30/00          9,615
9/30/00          9,573
12/31/00         4,554

Value of a $10,000 Investment
-------------------------------
Average Annual Total Return
    as of 12/31/00
-------------------------------
                       Since
                      Inception
                      (6/20/00)
-------------------------------
Investor              (72.80)%
-------------------------------
Service               (72.95)%

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the Internet UltraSector ProFund is measured against the Dow Jones U.S. Internet Index, an unmanaged index generally representative of the performance of the internet sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.


The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                      Schedule of Portfolio Investments
Internet UltraSector ProFund                                  December 31, 2000

Common Stocks (66.6%)
                                                                        Market
                                                                 Shares  Value
                                                                 ------ -------
Akamai Technologies, Inc.*......................................   252  $ 5,308
Amazon.com, Inc.*...............................................   912   14,192
America Online, Inc.*........................................... 1,560   54,288
Ameritrade Holding Corp.--Class A*..............................   408    2,856
Ariba, Inc.*....................................................   876   47,084
At Home Corp.--Class A*.........................................   684    3,783
BEA Systems, Inc.*.............................................. 1,140   76,735
BroadVision, Inc.*..............................................   804    9,497
Check Point Software Technologies Ltd.*.........................   444   59,302
CheckFree Holdings Corp.*.......................................   204    8,785
CMGI, Inc.*.....................................................   828    4,632
CNET Networks, Inc.*............................................   288    4,604
Commerce One, Inc.*.............................................   744   18,833
Covad Communications Group, Inc.*...............................   600      994
Digital Island, Inc.*...........................................   252    1,024
DoubleClick, Inc.*..............................................   444    4,884
E*TRADE Group, Inc.*............................................   876    6,460
EarthLink, Inc.*................................................   504    2,536
eBay, Inc.*.....................................................   588   19,404
eToys, Inc.*....................................................   408       77
Exodus Communications, Inc.*.................................... 1,620   32,400
FreeMarkets, Inc.*..............................................   120    2,280
HomeStore.com, Inc.*............................................   240    4,830
I2 Technologies, Inc.*.......................................... 1,092   59,378
InfoSpace, Inc.*................................................   829    7,331
Inktomi Corp.*..................................................   420    7,508
Internet Capital Group, Inc.*...................................   792    2,599
MP3.com, Inc.*..................................................   108      388
Portal Software, Inc.*..........................................   408    3,200
priceline.com, Inc.*............................................   276      362
PSInet, Inc.*...................................................   564      405
RealNetworks, Inc.*.............................................   396    3,440
Tibco Software, Inc.*...........................................   228   10,930
Ticketmaster Online-CitySearch, Inc.*...........................   156    1,307
VeriSign, Inc.*.................................................   684   50,744
VerticalNet, Inc.*..............................................   228    1,518
Vignette Corp.*.................................................   888   15,984
WebMD Corp.*.................................................... 1,164    9,239
Webvan Group, Inc.*............................................. 1,476      692
Yahoo!, Inc.*................................................... 1,296   39,103
                                                                        -------
TOTAL COMMON STOCKS
 (Cost $627,079)................................................        598,916
                                                                        -------

U.S. Treasury Notes (33.8%)
                                                             Principal  Market
                                                              Amount    Value
                                                             --------- --------
U.S. Treasury Note, 5.50%, 08/31/01......................... $304,000  $303,620
                                                                       --------
TOTAL U.S. TREASURY NOTES
 (Cost $303,625)............................................            303,620
                                                                       --------
TOTAL INVESTMENTS
 (Cost $930,704)(a) (100.4%)................................            902,536
Liabilities in excess of other assets
 (-0.4)%....................................................             (3,421)
                                                                       --------
TOTAL NET ASSETS (100.0%)...................................           $899,115
                                                                       ========

-----
Percentages indicated are based on net assets of $899,115.
*Non-income producing
(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $1,119,652. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..  $    17,017
      Unrealized depreciation..   (1,164,837)
                                 -----------
      Net unrealized deprecia-
       tion....................  $(1,147,820)
                                 ===========

              See accompanying notes to the financial statements.

PROFUNDS
Internet UltraSector ProFund

 Statement of Assets and Liabilities
                                                              December 31, 2000

Assets:
 Investments, at value (cost $930,704)............................  $   902,536
 Interest receivable..............................................        5,681
 Receivable for capital shares issued.............................      198,807
 Prepaid expenses.................................................       38,372
                                                                    -----------
 Total Assets.....................................................    1,145,396
Liabilities:
 Payable to custodian.............................................        5,918
 Payable for investments purchased................................       49,912
 Unrealized depreciation on swap contracts........................      178,951
 Advisory fees payable............................................        5,968
 Management servicing fees payable................................        1,194
 Administration fees payable......................................           15
 Shareholder servicing fees payable--Service Class................          624
 Other accrued expenses...........................................        3,699
                                                                    -----------
 Total Liabilities................................................      246,281
                                                                    -----------
Net Assets........................................................  $   899,115
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $ 3,354,516
 Accumulated net investment loss..................................       (8,703)
 Accumulated net realized losses on investments and swap
  contracts.......................................................   (2,239,579)
 Net unrealized depreciation on investments and swap contracts....     (207,119)
                                                                    -----------
Total Net Assets..................................................  $   899,115
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $   718,432
 Shares of Beneficial Interest Outstanding........................      132,001
 Net Asset Value (offering and redemption price per share)........  $      5.44
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $   180,683
 Shares of Beneficial Interest Outstanding........................       33,406
 Net Asset Value (offering and redemption price per share)........  $      5.41
                                                                    ===========

 Statement of Operations
                      For the period June 20, 2000(a) through December 31, 2000

Investment Income:
 Interest........................................................  $    16,567
Expenses:
 Advisory fees...................................................        5,968
 Management servicing fees.......................................        1,194
 Administration fees.............................................          706
 Shareholder servicing fees--Service Class.......................        3,893
 Registration and filing fees....................................       14,068
 Custody fees....................................................        4,854
 Transfer agent fees.............................................        1,934
 Fund accounting fees............................................        1,030
 Other fees......................................................        2,473
                                                                   -----------
 Total expenses before waivers/reimbursements....................       36,120
 Less expenses waived/reimbursed.................................      (18,987)
                                                                   -----------
 Net expenses....................................................       17,133
                                                                   -----------
Net Investment Loss..............................................         (566)
                                                                   -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and swap contracts...........   (2,282,006)
 Net change in unrealized depreciation on investments and swap
  contracts......................................................     (207,119)
                                                                   -----------
 Net realized and unrealized losses on investments and swap
  contracts......................................................   (2,489,125)
                                                                   -----------
Decrease in Net Assets Resulting from Operations.................  $(2,489,691)
                                                                   ===========

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Internet UltraSector ProFund

 Statement of Changes in Net Assets

                                                               For the period
                                                              June 20, 2000(a)
                                                                   through
                                                              December 31, 2000
                                                              -----------------
Change in Net Assets:
Operations:
 Net investment loss.........................................    $      (566)
 Net realized losses on investments and swap contracts.......     (2,282,006)
 Net change in unrealized depreciation on investments and
  swap contracts.............................................       (207,119)
                                                                 -----------
 Net decrease in net assets resulting from operations........     (2,489,691)
Capital Share Transactions:
 Proceeds from shares issued.................................     32,630,257
 Cost of shares redeemed.....................................    (29,241,451)
                                                                 -----------
 Net increase in net assets resulting from capital share
  transactions...............................................      3,388,806
                                                                 -----------
 Total increase in net assets................................        899,115
Net Assets:
 Beginning of period.........................................             --
                                                                 -----------
 End of period...............................................    $   899,115
                                                                 ===========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Internet UltraSector ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                          Investor Class       Service Class
                                        ------------------- -------------------
                                        For the period from For the period from
                                         June 20, 2000(a)    June 20, 2000(a)
                                              through             through
                                         December 31, 2000   December 31, 2000
                                        ------------------- -------------------
Net Asset Value, Beginning of Period...      $  20.00            $  20.00
                                             --------            --------
 Net investment income/(loss)..........          0.04(b)            (0.05)(b)
 Net realized and unrealized loss on
  investments and swap contracts.......        (14.60)             (14.54)
                                             --------            --------
 Total loss from investment
  operations...........................        (14.56)             (14.59)
                                             --------            --------
Net Asset Value, End of Period.........      $   5.44            $   5.41
                                             ========            ========
Total Return...........................       (72.80)%(c)          (72.95)%(c)
Ratios/Supplemental Data:
Net assets, end of year................      $718,432            $180,683
Ratio of expenses to average net
 assets................................          1.59%(d)            2.79%(d)
Ratio of net investment income/(loss)
 to average net assets.................          0.46%(d)           (0.63)%(d)
Ratio of expenses to average net
 assets*...............................          3.99%(d)            5.20%(d)
Portfolio turnover.....................          2401%(e)            2401%(e)

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c)  Not annualized.
(d)  Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

                    The Pharmaceuticals UltraSector ProFund

  Launched on June 29, 2000, the investment objective of the Pharmaceuticals UltraSector ProFund is to provide daily investment results that correspond to 150% of the performance of the Dow Jones U.S. Pharmaceuticals Index. The index measures the performance of the pharmaceuticals sector of the U.S. equity market. Since its inception, the Fund's performance has tracked its benchmark with a statistical correlation of over .99. For the same period, the Fund (Investor Shares) produced a return of 16.15%*, while the Dow Jones U.S. Pharmaceuticals Index had a return of 9.43%.

                                    [GRAPH]

Pharmaceuticals - Investor
6/29/00          10,000
6/30/00          10,650
9/30/00           9,980
12/31/00         11,615

Pharmaceuticals - Service
6/29/00          10,000
6/30/00          10,650
9/30/00           9,970
12/31/00         11,565

DJUSPR
6/29/00          10,000
6/30/00          10,168
9/30/00           9,753
12/31/00         10,943


Value of a $10,000 Investment
-----------------------------
Average Annual Total Return
     as of 12/31/00
-----------------------------
                      Since
                     Inception
                     (6/29/00)
------------------------------
Investor              16.15%
------------------------------
Service               15.65%
* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the Pharmaceuticals UltraSector ProFund is measured against the Dow Jones U.S. Pharmaceuticals Index, an unmanaged index generally representative of the performance of the pharmaceuticals sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.


The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                      Schedule of Portfolio Investments
Pharmaceuticals UltraSector ProFund                           December 31, 2000

Common Stocks (52.8%)
                                                                       Market
                                                              Shares   Value
                                                              ------ ----------
Allergan, Inc. ..............................................    767 $   74,255
Alpharma, Inc. ..............................................    177      7,766
Alza Corp.--Class A*.........................................  1,357     57,673
American Home Products Corp. ................................  7,552    479,929
Andrx Group*.................................................    295     17,073
Barr Laboratories, Inc.*.....................................    118      8,607
Bristol-Myers Squibb Co. .................................... 11,269    833,201
Cell Pathways, Inc.*.........................................    177        841
Cephalon, Inc.*..............................................    236     14,942
Columbia Laboratories, Inc.*.................................    177        763
Corixa Corp.*................................................    112      3,122
Eli Lilly & Co. .............................................  5,546    516,124
Emisphere Technologies, Inc.*................................    118      2,950
Forest Laboratories, Inc.*...................................    531     70,557
ICN Pharmaceuticals, Inc. ...................................    472     14,485
Inhale Therapeutic Systems, Inc.*............................    236     11,919
IVAX Corp.*..................................................    767     29,376
Johnson & Johnson............................................  7,552    793,432
King Pharmaceuticals, Inc.*..................................    708     36,595
KOS Pharmaceuticals, Inc.*...................................    118      2,080
Maxim Pharmaceuticals, Inc.*.................................    118        752
Medicis Pharmaceutical Corp.*................................    177     10,465
Merck & Co., Inc. ...........................................  4,375    409,609
Mylan Laboratories, Inc. ....................................    708     17,833
Noven Pharmaceuticals, Inc.*.................................    118      4,410
NPS Pharmaceuticals, Inc.*...................................    118      5,664
Pfizer, Inc. ................................................  9,026    415,196
Pharmacia Corp. .............................................  7,434    453,474
SangStat Medical Corp.*......................................    118      1,401
Schering-Plough Corp. .......................................  8,437    478,799
Sepracor, Inc.*..............................................    413     33,092
SuperGen, Inc.*..............................................    177      2,456
Tularik, Inc.*...............................................    177      5,210
Watson Pharmaceuticals, Inc.*................................    590     30,201
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $4,508,010)...........................................         4,844,252
                                                                     ----------

U.S. Treasury Notes (24.7%)
                                                          Principal    Market
                                                            Amount     Value
                                                          ---------- ----------
U.S. Treasury Note, 5.50%, 08/31/01...................... $2,268,000 $2,265,165
                                                                     ----------
TOTAL U.S. TREASURY NOTES
 (Cost $2,265,200).......................................             2,265,165
                                                                     ----------
TOTAL INVESTMENTS
 (Cost $6,773,210)(a) (77.5%)............................             7,109,417
Other assets in excess of liabilities (22.5%)............             2,060,596
                                                                     ----------
TOTAL NET ASSETS (100.0%)................................            $9,170,013
                                                                     ==========

-----
Percentages indicated are based on net assets of $9,170,013.

*Non-income producing
(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $331,945. Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

      Unrealized appreciation....... $9,914
      Unrealized depreciation....... (5,652)
                                     ------
      Net unrealized appreciation... $4,262
                                     ======

              See accompanying notes to the financial statements.

PROFUNDS
Pharmaceuticals UltraSector ProFund

 Statement of Assets and Liabilities
                                                              December 31, 2000

Assets:
 Investments, at value (cost $6,773,210)..........................  $ 7,109,417
 Cash.............................................................        1,126
 Dividends and interest receivable................................       47,818
 Receivable for investments sold..................................    2,200,882
 Unrealized appreciation on swap contracts........................      119,932
 Prepaid expenses.................................................       30,785
                                                                    -----------
 Total Assets.....................................................    9,509,960
Liabilities:
 Payable for capital shares redeemed..............................      307,443
 Advisory fees payable............................................       16,445
 Management servicing fees payable................................        3,289
 Administration fees payable......................................          158
 Shareholder servicing fees payable--Service Class................        3,491
 Other accrued expenses...........................................        9,121
                                                                    -----------
 Total Liabilities................................................      339,947
                                                                    -----------
Net Assets........................................................  $ 9,170,013
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $10,730,690
 Accumulated net investment loss..................................      (54,486)
 Accumulated net realized losses on investments and swap
  contracts.......................................................   (1,962,330)
 Net unrealized appreciation on investments and swap contracts....      456,139
                                                                    -----------
Total Net Assets..................................................  $ 9,170,013
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $ 3,469,659
 Shares of Beneficial Interest Outstanding........................      149,372
 Net Asset Value (offering and redemption price per share)........  $     23.23
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $ 5,700,354
 Shares of Beneficial Interest Outstanding........................      246,395
 Net Asset Value (offering and redemption price per share)........  $     23.13
                                                                    ===========

 Statement of Operations
                      For the period June 29, 2000(a) through December 31, 2000

Investment Income:
 Interest.........................................................  $    37,458
 Dividends........................................................       19,294
                                                                    -----------
 Total Income.....................................................       56,752
Expenses:
 Advisory fees....................................................       16,445
 Management servicing fees........................................        3,289
 Administration fees..............................................        1,998
 Shareholder servicing fees--Service Class........................        6,735
 Registration and filing fees.....................................       16,812
 Custody fees.....................................................        4,498
 Transfer agent fees..............................................        3,734
 Fund accounting fees.............................................        1,282
 Other fees.......................................................        7,832
                                                                    -----------
 Total expenses before waivers....................................       62,625
 Less expenses waived.............................................      (13,572)
                                                                    -----------
 Net expenses.....................................................       49,053
                                                                    -----------
Net Investment Income.............................................        7,699
                                                                    -----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and swap contracts............   (2,065,237)
 Net change in unrealized appreciation on investments and swap
  contracts.......................................................      456,139
                                                                    -----------
 Net realized and unrealized losses on investments and swap
  contracts.......................................................   (1,609,098)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(1,601,399)
                                                                    ===========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Pharmaceuticals UltraSector ProFund

 Statement of Changes in Net Assets

                                                            For the period from
                                                             June 29, 2000(a)
                                                                  through
                                                             December 31, 2000
                                                            -------------------
Change in Net Assets:
Operations:
 Net investment income.....................................    $      7,699
 Net realized losses on investments and swap contracts.....      (2,065,237)
 Net change in unrealized appreciation on investments and
  swap contracts...........................................         456,139
                                                               ------------
 Net decrease in net assets resulting from operations......      (1,601,399)
Capital Share Transactions:
 Proceeds from shares issued...............................      73,277,199
 Cost of shares redeemed...................................     (62,505,787)
                                                               ------------
 Net increase in net assets resulting from capital share
  transactions.............................................      10,771,412
                                                               ------------
 Total increase in net assets..............................       9,170,013
Net Assets:
 Beginning of period.......................................              --
                                                               ------------
 End of period.............................................    $  9,170,013
                                                               ============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Pharmaceuticals UltraSector ProFund

 Financial Highlights
For a share of beneficial interest outstanding

                                          Investor Class       Service Class
                                        ------------------- -------------------
                                        For the period from For the period from
                                         June 29, 2000(a)        June 29,
                                              through         2000(a) through
                                         December 31, 2000   December 31, 2000
                                        ------------------- -------------------
Net Asset Value, Beginning of Period...     $    20.00          $    20.00
                                            ----------          ----------
 Net investment income/(loss)..........           0.13(b)            (0.19)(b)
 Net realized and unrealized gain on
  investments and swap contracts.......           3.10(c)             3.32(c)
                                            ----------          ----------
 Total income from investment
  operations...........................           3.23                3.13
                                            ----------          ----------
Net Asset Value, End of Period.........     $    23.23          $    23.13
                                            ==========          ==========
Total Return...........................          16.15%(d)           15.65%(d)
Ratios/Supplemental Data:
Net assets, end of year................     $3,469,659          $5,700,354
Ratio of expenses to average net
 assets................................           1.93%(e)            2.94%(e)
Ratio of net investment income/(loss)
 to average net assets.................           1.27%(e)           (1.72)%(e)
Ratio of expenses to average net
 assets*...............................           2.55%(e)            3.56%(e)
Portfolio turnover.....................           1486%(f)            1486%(f)

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

                      The Real Estate UltraSector ProFund

  Launched on June 20, 2000, the investment objective of the Real Estate UltraSector ProFund is to provide daily investment results that correspond to 150% of the performance of the Dow Jones U.S. Real Estate Index. The index measures the performance of the real estate sector of the U.S. equity market. Since its inception, the Fund's performance has tracked its benchmark with a statistical correlation of over .99. For the same period, the Fund (Investor Shares) produced a return of 13.49%*, while the Dow Jones U.S. Real Estate Index had a return of 6.86%.

                                    [GRAPH]

RealEstate - Investor
6/20/00          10,000
6/30/00           9,740
9/30/00          11,145
12/31/00         11,349

RealEstate - Service
6/20/00          10,000
6/30/00           9,735
9/30/00          11,085
12/31/00         11,273

DJUSRE
6/20/00          10,000
6/30/00           9,693
9/30/00          10,584
12/31/00         10,686

Value of a $10,000 Investment
--------------------------------
Average Annual Total Return
     as of (12/31/00)
--------------------------------
                       Since
                      Inception
                      (6/20/00)
--------------------------------
Investor               13.49%
--------------------------------
Service                12.73%

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the Real Estate UltraSector ProFund is measured against the Dow Jones U.S. Real Estate Index, an unmanaged index generally representative of the performance of the real estate sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.


The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                      Schedule of Portfolio Investments
Real Estate UltraSector ProFund                               December 31, 2000

 Common Stocks (75.5%)
                                                                      Market
                                                           Shares      Value
                                                          --------- -----------

 AMB Property Corp. .....................................     9,265 $   239,153
 Apartment Investment & Management
  Co.--Class A...........................................     7,303     364,694
 Archstone Communities Trust.............................    14,170     364,877
 Arden Realty Group, Inc. ...............................     7,303     183,488
 AvalonBay Communities, Inc. ............................     7,303     366,062
 Boston Properties, Inc. ................................     5,668     246,558
 Brandywine Realty Trust.................................     3,161      65,393
 BRE Properties, Inc.--Class A...........................     5,232     165,789
 Burnham Pacific Properties, Inc. .......................     3,706      17,140
 Camden Property Trust...................................     4,469     149,712
 Capital Automotive Real Estate Investment Trust.........     2,398      33,122
 CarrAmerica Realty Corp. ...............................     4,469     139,936
 CBL & Associates Properties, Inc. ......................     2,725      68,977
 Chelsea GCA Realty, Inc.................................     1,853      68,329
 Colonial Properties Trust...............................     1,090      28,408
 Cousins Properties, Inc. ...............................     4,577     127,870
 Crescent Real Estate Equities Co. ......................    11,990     266,778
 Developers Diversified Realty Corp. ....................     6,322      84,162
 Duke-Weeks Realty Corp. ................................    13,843     340,884
 Equity Inns, Inc. ......................................     4,251      26,303
 Equity Office Properties Trust..........................    35,316   1,152,184
 Equity Residential Properties Trust.....................    15,260     844,068
 Fairfield Communities, Inc.*............................     4,905      68,977
 Federal Realty Investment Trust.........................     4,578      86,982
 FelCor Lodging Trust, Inc. .............................     4,687     112,195
 First Industrial Realty Trust, Inc. ....................     4,469     151,946
 General Growth Properties, Inc. ........................     5,341     193,277
 Glenborough Realty Trust, Inc. .........................     2,943      51,135
 Health Care Property Investors, Inc. ...................     5,886     175,844
 Health Care REIT, Inc. .................................     3,270      53,138
 Healthcare Realty Trust, Inc. ..........................     4,687      99,599
 Highwoods Properties, Inc. .............................     6,758     168,105
 Home Properties of New York, Inc. ......................     2,180      60,904
 HomeStore.com, Inc.*....................................     7,085     142,586
 Hospitality Properties Trust............................     6,540     147,968
 Host Marriott Corp. ....................................    22,236     287,678
 HRPT Properties Trust...................................    15,260     115,404
 IndyMac Bancorp, Inc. ..................................     8,393     247,594
 iStar Financial, Inc. ..................................     3,706      72,962
 JDN Realty Corp. .......................................     3,052      32,237
 Kilroy Realty Corp. ....................................     3,052      85,647
 Kimco Realty Corp. .....................................     6,758     298,619
 Koger Equity, Inc. .....................................     2,180      33,926
 Liberty Property Trust..................................     7,739     221,045
 LNR Property Corp. .....................................     2,834      62,348
 Macerich Co. ...........................................     3,924      75,292
 Mack-Cali Realty Corp. .................................     6,758     193,025
 Manufactured Home Communities, Inc. ....................     2,507      72,703
 Meditrust Cos.*.........................................    16,568      42,456
 Meristar Hospitality Corp. .............................     5,341     105,151
 Mills Corp. ............................................     2,725      45,133
 Nationwide Health Properties, Inc. .....................     5,341      68,765
 New Plan Excel Realty Trust.............................    10,137     133,048
 Post Properties, Inc. ..................................     4,578     171,961
 Prentiss Properties Trust...............................     4,251     114,511
 Prologis Trust..........................................    18,966     421,993

 Common Stocks, continued
                                                                      Market
                                                           Shares      Value
                                                         ---------- -----------

 Public Storage, Inc. ..................................     10,028 $   243,806
 Reckson Associates Realty Corp. .......................      4,796     120,200
 RFS Hotel Investors, Inc. .............................      2,834      37,019
 Rouse Co. .............................................      7,521     191,786
 Security Capital Group, Inc.*..........................      4,578      91,846
 Shurgard Storage Centers, Inc.--Class A................      3,270      79,911
 Simon Property Group, Inc. ............................     16,132     387,167
 SL Green Realty Corp. .................................      2,834      79,352
 Spieker Properties, Inc. ..............................      7,521     376,989
 St. Joe Co. ...........................................      3,815      83,930
 Storage USA, Inc. .....................................      3,161     100,362
 Vornado Realty Trust...................................      7,848     300,677
                                                                    -----------
 TOTAL COMMON STOCKS (Cost $11,588,080).................             11,851,086
                                                                    -----------

 U.S. Treasury Notes (24.0%)
                                                         Principal
                                                           Amount
                                                         ----------
 U.S. Treasury Note, 5.50%, 08/31/01.................... $3,779,000   3,774,276
                                                                    -----------
 TOTAL U.S. TREASURY NOTES (Cost $3,774,334)............              3,774,276
                                                                    -----------
 TOTAL INVESTMENTS
  (Cost $15,362,414)(a) (99.5%).........................             15,625,362
 Other assets in excess of liabilities (0.5%)...........                 72,786
                                                                    -----------
 TOTAL NET ASSETS (100.0%)..............................            $15,698,148
                                                                    ===========

-----
Percentages indicated are based on net assets of $15,698,148.
*Non-income producing
(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $266,656. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation......................................... $38,478
      Unrealized depreciation......................................... (42,186)
                                                                       -------
      Net unrealized depreciation..................................... $(3,708)
                                                                       =======

              See accompanying notes to the financial statements.

PROFUNDS
Real Estate UltraSector ProFund

 Statement of Assets and Liabilities

                                                              December 31, 2000

Assets:
 Investments, at value (cost $15,362,414).........................  $15,625,362
 Dividends and interest receivable................................      117,576
 Receivable for investments sold..................................      329,340
 Unrealized appreciation on swap contracts........................       92,720
 Prepaid expenses.................................................       54,170
                                                                    -----------
 Total Assets.....................................................   16,219,168
Liabilities:
 Payable to custodian.............................................      170,728
 Payable for investments purchased................................      217,651
 Payable for capital shares redeemed..............................       51,757
 Advisory fees payable............................................       53,294
 Management servicing fees payable................................       10,659
 Administration fees payable......................................          222
 Shareholder servicing fees payable--Service Class................        3,252
 Other accrued expenses...........................................       13,457
                                                                    -----------
 Total Liabilities................................................      521,020
                                                                    -----------
Net Assets........................................................  $15,698,148
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $17,540,111
 Accumulated distributions in excess of net investment income.....      (24,926)
 Accumulated net realized losses on investments and swap
  contracts.......................................................   (2,172,705)
 Net unrealized appreciation on investments and swap contracts....      355,668
                                                                    -----------
Total Net Assets..................................................  $15,698,148
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $ 9,704,297
 Shares of Beneficial Interest Outstanding........................      445,049
 Net Asset Value (offering and redemption price per share)........  $     21.81
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $ 5,993,851
 Shares of Beneficial Interest Outstanding........................      275,776
 Net Asset Value (offering and redemption price per share)........  $     21.73
                                                                    ===========

 Statement of Operations

                      For the period June 20, 2000(a) through December 31, 2000

Investment Income:
 Dividends........................................................  $   462,599
 Interest.........................................................       95,806
                                                                    -----------
 Total Income.....................................................      558,405
Expenses:
 Advisory fees....................................................       53,294
 Management servicing fees........................................       10,659
 Administration fees..............................................        6,370
 Shareholder servicing fees--Service Class........................       18,935
 Registration and filing fees.....................................       15,244
 Custody fees.....................................................       12,925
 Transfer agent fees..............................................       10,372
 Fund accounting fees.............................................        3,496
 Other fees.......................................................       36,633
                                                                    -----------
 Total expenses before waivers....................................      167,928
 Less expenses waived.............................................      (36,740)
                                                                    -----------
 Net expenses.....................................................      131,188
                                                                    -----------
Net Investment Income.............................................      427,217
                                                                    -----------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and swap contracts............   (2,211,369)
 Net change in unrealized appreciation on investments and swap
  contracts.......................................................      355,668
                                                                    -----------
 Net realized and unrealized losses on investments and swap
  contracts.......................................................   (1,855,701)
                                                                    -----------
Decrease in Net Assets Resulting from Operations..................  $(1,428,484)
                                                                    ===========

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Real Estate UltraSector ProFund

 Statement of Changes in Net Assets

                                                                For the period
                                                               June 20, 2000(a)
                                                                    through
                                                               December 31, 2000
                                                               -----------------
Change in Net Assets:
Operations:
 Net investment income.......................................    $     427,217
 Net realized losses on investments and swap contracts.......       (2,211,369)
 Net change in unrealized appreciation on investments and
  swap contracts.............................................          355,668
                                                                 -------------
 Net decrease in net assets resulting from operations........       (1,428,484)
Distributions to Shareholders from:
 Net investment income.......................................
 Investor shares.............................................         (241,898)
 Service shares..............................................         (171,581)
 Return of capital...........................................
 Investor shares.............................................          (51,894)
 Service shares..............................................          (36,808)
                                                                 -------------
 Net decrease in net assets resulting from distributions.....         (502,181)
Capital Share Transactions:
 Proceeds from shares issued.................................      188,652,130
 Dividends reinvested........................................          498,259
 Cost of shares redeemed.....................................     (171,521,576)
                                                                 -------------
 Net increase in net assets resulting from capital share
  transactions...............................................       17,628,813
                                                                 -------------
 Total increase in net assets................................       15,698,148
Net Assets:
 Beginning of period.........................................               --
                                                                 -------------
 End of period...............................................    $  15,698,148
                                                                 =============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Real Estate UltraSector ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                          Investor Class       Service Class
                                        ------------------- -------------------
                                        For the period from For the period from
                                         June 20, 2000(a)    June 20, 2000(a)
                                              through             through
                                         December 31, 2000   December 31, 2000
                                        ------------------- -------------------
Net Asset Value, Beginning of Period...     $    20.00          $    20.00
                                            ----------          ----------
 Net investment income.................           0.62(b)             0.89(b)
 Net realized and unrealized gain on
  investments and swap contracts.......           2.10(c)             1.67(c)
                                            ----------          ----------
 Total income from investment
  operations...........................           2.72                2.56
                                            ----------          ----------
Distribution to Shareholders from:
 Net investment income.................          (0.75)              (0.68)
 Return of capital.....................          (0.16)              (0.15)
                                            ----------          ----------
 Total distributions...................          (0.91)              (0.83)
                                            ----------          ----------
Net Asset Value, End of Period.........     $    21.81          $    21.73
                                            ==========          ==========
Total Return...........................          13.49%(d)           12.73%(d)
Ratios/Supplemental Data:
Net assets, end of year................     $9,704,297          $5,993,851
Ratio of expenses to average net
 assets................................           1.58%(e)            2.58%(e)
Ratio of net investment income to
 average net assets....................           5.31%(e)            7.96%(e)
Ratio of expenses to average net
 assets*...............................           2.10%(e)            3.10%(e)
Portfolio turnover.....................           1617%(f)            1617%(f)

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)  Not annualized.
(e)  Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

                     The Semiconductor UltraSector ProFund

  Launched on June 20, 2000, the investment objective of the Semiconductor UltraSector ProFund is to provide daily investment results that correspond to 150% of the performance of the Dow Jones U.S. Semiconductor Index. The index measures the performance of the semiconductor sector of the U.S. equity market. Since its inception, the Fund's performance has tracked its benchmark with a statistical correlation of over .99. For the same period, the Fund (Investor Shares) produced a return of -70.80%*, while the Dow Jones U.S. Semiconductor Index had a return of -51.69%.

                                    [GRAPH]

SemiConductor - Investor
6/20/00         10,000
6/30/00          9,005
9/30/00          5,735
12/31/00         2,920

SemiConductor - Service
6/20/00         10,000
6/30/00          8,995
9/30/00          5,720
12/31/00         2,900

DJUSSC
6/20/00         10,000
6/30/00          9,296
9/30/00          7,208
12/31/00         4,831

Value of a $10,000 Investment
------------------------------
Average Annual Total Return
       as of 12/31/00
------------------------------
                      Since
                     Inception
                     (6/20/00)
------------------------------
Investor              (70.80)%
------------------------------
Service               (71.00)%

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the Semiconductor UltraSector ProFund is measured against the Dow Jones U.S. Semiconductor Index, an unmanaged index generally representative of the performance of the semiconductor sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                      Schedule of Portfolio Investments
Semiconductor UltraSector ProFund                             December 31, 2000

Common Stocks (72.8%)
                                                                       Market
                                                             Shares    Value
                                                             ------- ----------

3Dfx Interactive, Inc.*.....................................      96 $       24
Actel Corp.*................................................      64      1,548
Advanced Micro Devices, Inc.*...............................     896     12,376
Alliance Semiconductor Corp.*...............................      64        724
Alpha Industries, Inc.*.....................................     128      4,736
Altera Corp.*...............................................   1,120     29,470
Amkor Technology, Inc.*.....................................     224      3,476
ANADIGICS, Inc.*............................................      96      1,572
Analog Devices*.............................................   1,024     52,416
Applied Materials, Inc.*....................................   2,272     86,762
Applied Micro Circuits Corp.*...............................     832     62,439
Asyst Technologies, Inc.*...................................      96      1,290
Atmel Corp.*................................................   1,312     15,252
ATMI, Inc.*.................................................      64      1,248
AudioCodes Ltd.*............................................      96      1,302
AXT, Inc.*..................................................      64      2,116
Benchmark Electronics, Inc.*................................      32        722
Broadcom Corp.--Class A*....................................     384     32,256
Brooks Automation, Inc.*....................................      32        898
C-Cube Microsystems, Inc.*..................................     128      1,576
Caliper Technologies Corp.*.................................      32      1,504
Centillium Communications, Inc.*............................      64      1,424
Cirrus Logic, Inc.*.........................................     160      3,000
Cohu, Inc...................................................      64        892
Conexant Systems, Inc.*.....................................     640      9,840
Credence Systems Corp.*.....................................     128      2,944
Cree Research, Inc.*........................................     192      6,822
Cypress Semiconductor Corp.*................................     352      6,930
Dallas Semiconductor Corp...................................     160      4,100
DSP Group, Inc.*............................................      64      1,347
DuPont Photomasks, Inc.*....................................      32      1,691
Elantec Semiconductor, Inc.*................................      64      1,776
Electroglas, Inc.*..........................................      64        980
EMCORE Corp.*...............................................      64      3,008
ESS Technology, Inc.*.......................................      64        328
Exar Corp.*.................................................      96      2,975
Fairchild Semiconductor International, Inc.*................     224      3,234
FSI International, Inc.*....................................      64        536
GlobeSpan, Inc.*............................................      96      2,640
hi/fn, inc.*................................................      32        880
Integrated Device Technology, Inc.*.........................     288      9,540
Integrated Silicon Solution, Inc.*..........................      64        920
Intel Corp..................................................  17,888    537,757
International Rectifier Corp.*..............................     160      4,800
Intersil Holding Corp.*.....................................      96      2,202
Jabil Circuit, Inc.*........................................     320      8,120
KEMET Corp.*................................................     256      3,872
KLA-Tencor Corp.*...........................................     512     17,248
Kopin Corp.*................................................     192      2,124
Kulicke & Soffa Industries, Inc.*...........................     128      1,440
Lam Research Corp.*.........................................     352      5,104
Lattice Semiconductor Corp.*................................     288      5,292
Linear Technology Corp......................................     896     41,440
LSI Logic Corp.*............................................     864     14,766
LTX Corp.*..................................................     128      1,658
Marvell Technology Group Ltd.*..............................      96      2,106
Maxim Integrated Products, Inc.*............................     768     36,720
Micrel, Inc.*...............................................     160      5,390
Microchip Technology, Inc.*.................................     320      7,020
Micron Technology, Inc.*....................................   1,248     44,304
National Semiconductor Corp.*...............................     512     10,304
Novellus Systems, Inc.*.....................................     384     13,800

Common Stocks, continued
                                                                       Market
                                                            Shares     Value
                                                           --------- ----------

NVIDIA Corp.*.............................................      160  $    5,243
Oak Technology, Inc.*.....................................      128       1,112
ON Semiconductor Corp.*...................................      448       2,352
Photronics, Inc.*.........................................       64       1,500
PLX Technology, Inc.*.....................................       64         532
PMC-Sierra, Inc.*.........................................      448      35,224
Power Integrations, Inc.*.................................       64         736
PRI Automation, Inc.*.....................................       64       1,200
QLogic Corp.*.............................................      256      19,712
Rambus, Inc.*.............................................      256       9,248
RF Micro Devices, Inc.*...................................      448      12,292
Sanmina Corp.*............................................      416      31,876
Semtech Corp.*............................................      192       4,236
Silicon Image, Inc.*......................................      128         696
Silicon Laboratories, Inc.*...............................       32         460
Silicon Storage Technology, Inc.*.........................      224       2,646
Silicon Valley Group, Inc.*...............................       96       2,760
Siliconix, Inc.*..........................................       32         720
SONICblue, Inc.*..........................................      224         924
SpeedFam-IPEC, Inc.*......................................       64         388
Standard Microsystems Corp.*..............................       32         648
Teradyne, Inc.*...........................................      448      16,688
Texas Instruments, Inc....................................    4,896     231,947
TranSwitch Corp.*.........................................      224       8,764
Triquint Semiconductor, Inc.*.............................      224       9,786
Ultratech Stepper, Inc.*..................................       64       1,656
Varian Semiconductor Equipment Associates, Inc.*..........       96       2,280
Viasystems Group, Inc.*...................................      128       1,064
Virata Corp.*.............................................      160       1,740
Vitesse Semiconductor Corp.*..............................      512      28,320
Xilinx, Inc.*.............................................      928      42,804
Zoran Corp.*..............................................       64         992
                                                                     ----------
TOTAL COMMON STOCKS
 (Cost $1,720,184)........................................            1,625,527
                                                                     ----------
U.S. Treasury Notes (26.1%)
                                                           Principal
                                                            Amount
                                                           ---------
U.S. Treasury Note, 5.50%, 08/31/01....................... $584,000     583,270
                                                                     ----------
TOTAL U.S. TREASURY NOTES
 (Cost $583,279)..........................................              583,270
                                                                     ----------
TOTAL INVESTMENTS
 (Cost $2,303,463)(a) (98.9%).............................            2,208,797
Other assets in excess of liabilities (1.1%)..............               23,477
                                                                     ----------
TOTAL NET ASSETS (100.0%).................................           $2,232,274
                                                                     ==========

-----
Percentages indicated are based on net assets of $2,232,274.

* Non-income producing
(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $2,453,253. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..  $    46,610
      Unrealized depreciation..   (2,594,529)
                                 -----------
      Net unrealized
       depreciation............  $(2,547,919)
                                 ===========

              See accompanying notes to the financial statements.

PROFUNDS
Semiconductor UltraSector ProFund

 Statement of Assets and Liabilities
                                                              December 31, 2000

Assets:
 Investments, at value (cost $2,303,463)..........................  $ 2,208,797
 Cash.............................................................          883
 Dividends and interest receivable................................       10,918
 Receivable for investments sold..................................      152,676
 Prepaid expenses.................................................       42,338
                                                                    -----------
 Total Assets.....................................................    2,415,612
Liabilities:
 Payable for capital shares redeemed..............................      115,802
 Unrealized depreciation on swap contracts........................       44,726
 Advisory fees payable............................................       12,275
 Management servicing fees payable................................        2,455
 Administration fees payable......................................           42
 Shareholder servicing fees payable--Service Class................        1,023
 Other accrued expenses...........................................        7,015
                                                                    -----------
 Total Liabilities................................................      183,338
                                                                    -----------
Net Assets........................................................  $ 2,232,274
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $ 6,962,784
 Accumulated net investment loss..................................      (38,576)
 Accumulated net realized losses on investments and swap
  contracts.......................................................   (4,552,542)
 Net unrealized depreciation on investments and swap contracts....     (139,392)
                                                                    -----------
Total Net Assets..................................................  $ 2,232,274
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $ 1,947,253
 Shares of Beneficial Interest Outstanding........................      333,635
 Net Asset Value (offering and redemption price per share)........  $      5.84
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $   285,021
 Shares of Beneficial Interest Outstanding........................       49,136
 Net Asset Value (offering and redemption price per share)........  $      5.80
                                                                    ===========

 Statement of Operations
                      For the period June 20, 2000(a) through December 31, 2000

Investment Income:
 Interest........................................................  $    33,937
 Dividends.......................................................        1,604
                                                                   -----------
 Total Income....................................................       35,541
Expenses:
 Advisory fees...................................................       12,275
 Management servicing fees.......................................        2,455
 Administration fees.............................................        1,481
 Shareholder servicing fees--Service Class.......................        5,194
 Registration and filing fees....................................       14,134
 Custody fees....................................................       10,129
 Transfer agent fees.............................................        3,420
 Fund accounting fees............................................        2,202
 Other fees......................................................        4,516
                                                                   -----------
 Total expenses before waivers/reimbursements....................       55,806
 Less expenses waived/reimbursed.................................      (19,921)
                                                                   -----------
 Net expenses....................................................       35,885
                                                                   -----------
Net Investment Loss..............................................         (344)
                                                                   -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and swap contracts...........   (4,647,141)
 Net change in unrealized depreciation on investments and swap
  contracts......................................................     (139,392)
                                                                   -----------
 Net realized and unrealized losses on investments and swap
  contracts......................................................   (4,786,533)
                                                                   -----------
Decrease in Net Assets Resulting from Operations.................  $(4,786,877)
                                                                   ===========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Semiconductor UltraSector ProFund

 Statement of Changes in Net Assets

                                                            For the period
                                                       June 20, 2000(a) through
                                                          December 31, 2000
                                                       ------------------------
Change in Net Assets:
Operations:
 Net investment loss..................................       $       (344)
 Net realized losses on investments and swap
  contracts...........................................         (4,647,141)
 Net change in unrealized depreciation on investments
  and swap contracts..................................           (139,392)
                                                             ------------
 Net decrease in net assets resulting from
  operations..........................................         (4,786,877)
Capital Share Transactions:
 Proceeds from shares issued..........................         62,924,669
 Cost of shares redeemed..............................        (55,905,518)
                                                             ------------
 Net increase in net assets resulting from capital
  share transactions..................................          7,019,151
                                                             ------------
 Total increase in net assets.........................          2,232,274
Net Assets:
 Beginning of period..................................                 --
                                                             ------------
 End of period........................................       $  2,232,274
                                                             ============

-----
(a)Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Semiconductor UltraSector ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                       Investor Class         Service Class
                                    --------------------- ---------------------
                                       For the period        For the period
                                    from June 20, 2000(a) from June 20, 2000(a)
                                           through               through
                                      December 31, 2000     December 31, 2000
                                    --------------------- ---------------------
Net Asset Value, Beginning of
 Period............................      $    20.00             $  20.00
                                         ----------             --------
 Net investment income/(loss)......            0.02(b)             (0.04)(b)
 Net realized and unrealized loss
  on investments and swap
  contracts........................          (14.18)              (14.16)
                                         ----------             --------
 Total loss from investment
  operations.......................          (14.16)              (14.20)
                                         ----------             --------
Net Asset Value, End of Period.....      $     5.84             $   5.80
                                         ==========             ========
Total Return.......................          (70.80)%(c)          (71.00)%(c)
Ratios/Supplemental Data:
Net assets, end of year............      $1,947,253             $285,021
Ratio of expenses to average net
 assets............................            1.87%(d)             2.94%(d)
Ratio of net investment
 income/(loss) to average net
 assets............................            0.31%(d)            (0.73)%(d)
Ratio of expenses to average net
 assets*...........................            3.10%(d)             4.17%(d)
Portfolio turnover.................            1456%(e)             1456%(e)

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

                      The Technology UltraSector ProFund

  Launched on June 20, 2000, the investment objective of the Technology UltraSector ProFund is to provide daily investment results that correspond to 150% of the performance of the Dow Jones U.S. Technology Index. The index measures the performance of the technology sector of the U.S. equity market. Since its inception, the Fund's performance has tracked its benchmark with a statistical correlation of over .99. For the same period, the Fund (Investor Shares) has produced a return of -61.70%*, while the Dow Jones U.S. Technology Index had a return of -43.20%.

                                    [GRAPH]

Technology - Investor
6/20/00         10,000
6/30/00          9,515
9/30/00          7,610
12/31/00         3,830

Technology - Service
6/20/00         10,000
6/30/00          9,510
9/30/00          7,610
12/31/00         3,825

DJUSTC
6/20/00         10,000
6/30/00          9,738
9/30/00          8,714
12/31/00         5,680

Value of a $10,000 Investment
------------------------------
Average Annual Total Return
      as of 12/31/00
-------------------------------
                       Since
                      Inception
                      (6/20/00)
--------------------------------
Investor               (61.70)%
--------------------------------
Service                (61.75)%

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the Technology UltraSector ProFund is measured against the Dow Jones U.S. Technology Index, an unmanaged index generally representative of the performance of the technology sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                       Schedule of Portfolio Investments
Technology UltraSector ProFund                                 December 31, 2000

 Common Stocks (74.2%)
                                                                       Market
                                                             Shares    Value
                                                             ------- ----------

 3Com Corp.*................................................     510 $    4,335
 ADC Telecommunications, Inc.*..............................     646     11,709
 Adobe Systems, Inc.........................................     238     13,849
 Advanced Micro Devices, Inc.*..............................     408      5,636
 Altera Corp.*..............................................     408     10,736
 Amdocs Ltd.*...............................................     102      6,758
 American Tower Corp.*......................................     170      6,439
 Analog Devices*............................................     306     15,663
 Apple Computer, Inc.*......................................     408      6,069
 Applied Materials, Inc.*...................................     680     25,967
 Applied Micro Circuits Corp.*..............................     272     20,413
 Ariba, Inc.*...............................................     204     10,965
 Atmel Corp.*...............................................     510      5,929
 Avaya, Inc.*...............................................     374      3,857
 BEA Systems, Inc.*.........................................     306     20,598
 BMC Software, Inc.*........................................     306      4,284
 Broadcom Corp.--Class A*...................................     102      8,568
 BroadVision, Inc.*.........................................     238      2,811
 Brocade Communications Systems, Inc.*......................     204     18,730
 Cadence Design Systems, Inc.*..............................     272      7,480
 Check Point Software Technologies Ltd.*....................     102     13,623
 CIENA Corp.*...............................................     238     19,323
 Cisco Systems, Inc.*.......................................   5,610    214,582
 Citrix Systems, Inc.*......................................     204      4,590
 Commerce One, Inc.*........................................     204      5,164
 Compaq Computer Corp.......................................   1,462     22,003
 Computer Associates International, Inc.....................     442      8,619
 Comverse Technology, Inc.*.................................     136     14,773
 Conexant Systems, Inc.*....................................     238      3,659
 Corning, Inc...............................................     714     37,707
 Corvis Corp.*..............................................     204      4,858
 Crown Castle International Corp.*..........................     238      6,441
 Dell Computer Corp.*.......................................   1,904     33,201
 EMC Corp.*.................................................   1,768    117,571
 Emulex Corp.*..............................................      34      2,718
 Extreme Networks, Inc.*....................................     102      3,991
 Gateway, Inc.*.............................................     238      4,282
 General Motors Corp.--Class H*.............................     714     16,422
 Global Crossing Ltd.*......................................     680      9,733
 Hewlett-Packard Co. .......................................   1,360     42,925
 I2 Technologies, Inc.*.....................................     272     14,790
 Inktomi Corp.*.............................................     136      2,431
 Integrated Device Technology, Inc.*........................     136      4,505
 Intel Corp.................................................   5,066    152,296
 International Business Machines Corp. .....................   1,394    118,489
 Internet Security Systems, Inc.*...........................      68      5,334
 Intuit, Inc.*..............................................     204      8,045
 Jabil Circuit, Inc.*.......................................     136      3,451
 Juniper Networks, Inc.*....................................     204     25,717
 KLA-Tencor Corp.*..........................................     238      8,018
 Level 3 Communications, Inc.*..............................     306     10,041
 Lexmark International Group, Inc.*.........................     136      6,027

 Common Stocks, continued
                                                                       Market
                                                             Shares    Value
                                                             ------- ----------

 Linear Technology Corp.....................................     306 $   14,153
 LSI Logic Corp.*...........................................     340      5,811
 Lucent Technologies, Inc...................................   2,754     37,179
 Macromedia, Inc.*..........................................      68      4,131
 Maxim Integrated Products, Inc.*...........................     272     13,005
 Mercury Interactive Corp.*.................................      68      6,137
 Micromuse, Inc.*...........................................      68      4,104
 Micron Technology, Inc.*...................................     408     14,484
 Microsoft Corp.*...........................................   3,638    157,797
 Motorola, Inc..............................................   1,836     37,179
 National Semiconductor Corp.*..............................     238      4,790
 NCR Corp.*.................................................     136      6,681
 NetIQ Corp.*...............................................      34      2,971
 Network Appliance, Inc.*...................................     272     17,459
 Novellus Systems, Inc.*....................................     170      6,109
 ONI Systems Corp.*.........................................     102      4,035
 Openwave Systems, Inc.*....................................     136      6,520
 Oracle Corp.*..............................................   3,468    100,788
 Palm, Inc.*................................................     475     13,448
 Parametric Technology Corp.*...............................     408      5,483
 PeopleSoft, Inc.*..........................................     238      8,851
 Pitney Bowes, Inc..........................................     306     10,136
 PMC-Sierra, Inc.*..........................................     136     10,693
 QLogic Corp.*..............................................     102      7,854
 Qualcomm, Inc.*............................................     612     50,298
 Quantum Corp.-DLT & Storage Systems Group*.................     306      4,074
 Rambus, Inc.*..............................................     102      3,685
 Rational Software Corp.*...................................     204      7,943
 Redback Networks, Inc.*....................................     136      5,576
 RF Micro Devices, Inc.*....................................     204      5,597
 Sanmina Corp.*.............................................     136     10,421
 Scientific-Atlanta, Inc....................................     170      5,536
 Siebel Systems, Inc.*......................................     306     20,693
 Sun Microsystems, Inc.*....................................   2,584     72,029
 SunGard Data Systems, Inc.*................................     136      6,409
 Sycamore Networks, Inc.*...................................     136      5,066
 Synopsys, Inc.*............................................     102      4,839
 Tellabs, Inc.*.............................................     340     19,210
 Teradyne, Inc.*............................................     170      6,333
 Texas Instruments, Inc.....................................   1,428     67,651
 TranSwitch Corp.*..........................................     102      3,991
 Unisys Corp.*..............................................     408      5,967
 VeriSign, Inc.*............................................     170     12,612
 Veritas Software Corp.*....................................     340     29,749
 Vignette Corp.*............................................     238      4,284
 Vitesse Semiconductor Corp.*...............................     170      9,403
 Xerox Corp. ...............................................     884      4,089
 Xilinx, Inc.*..............................................     306     14,114
                                                                     ----------
 TOTAL COMMON STOCKS
  (Cost $2,087,974).........................................          2,035,492
                                                                     ----------

              See accompanying notes to the financial statements.

PROFUNDS                                       Schedule of Portfolio Investments
Technology UltraSector ProFund                                 December 31, 2000


 U.S. Treasury Notes (23.8%)
                                                           Principal   Market
                                                            Amount     Value
                                                           --------- ----------
 U.S. Treasury Note, 5.50%, 08/31/01...................... $654,000  $  653,183
                                                                     ----------
 TOTAL U.S. TREASURY NOTES (Cost $653,193)................              653,183
                                                                     ----------
 TOTAL INVESTMENTS (Cost $2,741,167)(a) (98.0%)...........            2,688,675
 Other assets in excess of liabilities (2.0%).............               55,974
                                                                     ----------
 TOTAL NET ASSETS (100.0%)................................           $2,744,649
                                                                     ==========

-----
Percentages indicated are based on net assets of $2,744,649.

*Non-income producing
(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $695,173. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation....................................... $  28,249
      Unrealized depreciation.......................................  (775,914)
                                                                     ---------
      Net unrealized depreciation................................... $(747,665)
                                                                     =========

              See accompanying notes to the financial statements.

PROFUNDS
Technology UltraSector ProFund

 Statement of Assets and Liabilities

                                                              December 31, 2000

Assets:
 Investments, at value (cost $2,741,167)..........................  $ 2,688,675
 Cash.............................................................          870
 Dividends and interest receivable................................       12,335
 Receivable for investments sold..................................      119,766
 Prepaid expenses.................................................       35,816
                                                                    -----------
 Total Assets.....................................................    2,857,462
Liabilities:
 Payable for capital shares redeemed..............................       39,928
 Unrealized depreciation on swap contracts........................       60,819
 Advisory fees payable............................................        5,094
 Management servicing fees payable................................        1,019
 Administration fees payable......................................           51
 Shareholder servicing fees payable--Service Class................        1,220
 Other accrued expenses...........................................        4,682
                                                                    -----------
 Total Liabilities................................................      112,813
                                                                    -----------
Net Assets........................................................  $ 2,744,649
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $ 4,040,777
 Accumulated net investment loss..................................      (17,785)
 Accumulated net realized losses on investments and swap
  contracts.......................................................   (1,165,032)
 Net unrealized depreciation on investments and swap contracts....     (113,311)
                                                                    -----------
Total Net Assets..................................................  $ 2,744,649
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $ 2,516,592
 Shares of Beneficial Interest Outstanding........................      328,576
 Net Asset Value (offering and redemption price per share)........  $      7.66
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $   228,057
 Shares of Beneficial Interest Outstanding........................       29,826
 Net Asset Value (offering and redemption price per share)........  $      7.65
                                                                    ===========

 Statement of Operations

                      For the period June 20, 2000(a) through December 31, 2000

Investment Income:
 Interest........................................................  $    11,563
 Dividends.......................................................          591
                                                                   -----------
 Total Income....................................................       12,154
Expenses:
 Advisory fees...................................................        5,094
 Management servicing fees.......................................        1,019
 Administration fees.............................................          615
 Shareholder servicing fees--Service Class.......................        2,572
 Registration and filing fees....................................       11,731
 Custody fees....................................................        6,979
 Fund accounting fees............................................        2,165
 Transfer agent fees.............................................        1,821
 Other fees......................................................        2,585
                                                                   -----------
 Total expenses before waivers/reimbursements....................       34,581
 Less expenses waived/reimbursed.................................      (20,340)
                                                                   -----------
 Net expenses....................................................       14,241
                                                                   -----------
Net Investment Loss..............................................       (2,087)
                                                                   -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and swap contracts...........   (1,201,532)
 Net change in unrealized depreciation on investments and swap
  contracts......................................................     (113,311)
                                                                   -----------
 Net realized and unrealized losses on investments and swap
  contracts......................................................   (1,314,843)
                                                                   -----------
Decrease in Net Assets Resulting from Operations.................  $(1,316,930)
                                                                   ===========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Technology UltraSector ProFund

 Statement of Changes in Net Assets

                                                               For the period
                                                              June 20, 2000(a)
                                                                   through
                                                              December 31, 2000
                                                              -----------------
Change in Net Assets:
Operations:
 Net investment loss.........................................   $     (2,087)
 Net realized losses on investments and swap contracts.......     (1,201,532)
 Net change in unrealized depreciation on investments and
  swap contracts.............................................       (113,311)
                                                                ------------
 Net decrease in net assets resulting from operations........     (1,316,930)
Capital Share Transactions:
 Proceeds from shares issued.................................     21,361,362
 Cost of shares redeemed.....................................    (17,299,783)
                                                                ------------
 Net increase in net assets resulting from capital share
  transactions...............................................      4,061,579
                                                                ------------
 Total increase in net assets................................      2,744,649
Net Assets:
 Beginning of period.........................................             --
                                                                ------------
 End of period...............................................   $  2,744,649
                                                                ============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Technology UltraSector ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                          Investor Class        Service Class
                                        -------------------  -------------------
                                        For the period from  For the period from
                                         June 20, 2000(a)     June 20, 2000(a)
                                              through              through
                                         December 31, 2000    December 31, 2000
                                        -------------------  -------------------
Net Asset Value, Beginning of Period...     $    20.00            $  20.00
                                            ----------            --------
 Net investment income/(loss)..........           0.01(b)            (0.07)(b)
 Net realized and unrealized loss on
  investments and swap contracts.......         (12.35)             (12.28)
                                            ----------            --------
 Total loss from investment
  operations...........................         (12.34)             (12.35)
                                            ----------            --------
Net Asset Value, End of Period.........     $     7.66            $   7.65
                                            ==========            ========
Total Return...........................         (61.70)%(c)         (61.75)%(c)
Ratios/Supplemental Data:
Net assets, end of year................     $2,516,592            $228,057
Ratio of expenses to average net
 assets................................           1.62%(d)            2.92%(d)
Ratio of net investment income/(loss)
 to average net assets.................           0.17%(d)           (1.09)%(d)
Ratio of expenses to average net
 assets*...............................           4.63%(d)            5.93%(d)
Portfolio turnover.....................           1088%(e)            1088%(e)

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a)  Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c)  Not annualized.
(d)  Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

                  The Telecommunications UltraSector ProFund

  Launched on June 20, 2000, the investment objective of the Telecommunications UltraSector ProFund is to provide daily investment results that correspond to 150% of the performance of the Dow Jones U.S. Telecommunications Index. The index measures the performance of the telecommunications sector of the U.S. equity market. Since its inception, the Fund's performance has tracked its benchmark with a statistical correlation of over .99. For the same period, the Fund (Investor Shares) has produced a return of -48.95%*, while the Dow Jones U.S. Telecommunications Index had a return of -33.68%.

                                    [GRAPH]

Telecommunications - Investor
6/20/00         10,000
6/30/00          8,995
9/30/00          7,050
12/31/00         5,105

Telecommunications - Service
6/20/00         10,000
6/30/00          8,995
9/30/00          7,040
12/31/00         5,080

DJUSTL
6/20/00         10,000
6/30/00          9,425
9/30/00          8,209
12/31/00         6,632

Value of a $10,000 Investment
------------------------------
Average Annual Total Return
       as of 12/31/00
------------------------------
                      Since
                     Inception
                     (6/20/00)
-------------------------------
Investor              (48.95)%
-------------------------------
Service               (49.20)%

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the Telecommunications UltraSector ProFund is measured against the Dow Jones U.S. Telecommunications Index, an unmanaged index generally representative of the performance of the telecommunications sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                      Schedule of Portfolio Investments
Telecommunications UltraSector ProFund                        December 31, 2000

Common Stocks (62.5%)
                                                                        Market
                                                               Shares   Value
                                                               ------- --------

Adelphia Business Solutions, Inc.*............................      15 $     64
Aether Systems, Inc.*.........................................      10      391
AirGate PCS, Inc.*............................................       5      178
Allegiance Telecom, Inc.*.....................................      50    1,113
Allied Riser Communications Corp.*............................      25       51
Alltel Corp. .................................................     150    9,366
Arch Wireless, Inc.*..........................................      30       19
AT&T Corp. ...................................................   1,895   32,806
AT&T Wireless Group*..........................................     180    3,116
BellSouth Corp. ..............................................     940   38,480
Broadwing, Inc.*..............................................     105    2,395
CenturyTel, Inc. .............................................      70    2,503
Citizens Communications Co.*..................................     135    1,772
Covad Communications Group, Inc.*.............................      80      133
Focal Communications*.........................................      10       70
Global TeleSystems, Inc.*.....................................     100       81
ICG Communications, Inc.*.....................................     205       64
IDT Corp.*....................................................      10      204
Interdigital Communications Corp.*............................      25      135
Intermedia Communications, Inc.*..............................      30      216
ITC Deltacom, Inc.*...........................................      25      135
ITXC Corp.*...................................................      20      139
Leap Wireless International, Inc.*............................      15      375
McLeodUSA, Inc.--Class A*.....................................     220    3,108
Metricom, Inc.*...............................................       5       50
Metromedia Fiber Network, Inc.*...............................     165    1,671
Motient Corp.*................................................      15       60
Mpower Communications Corp.*..................................      20      103
Network Plus Corp.*...........................................      20       50
Nextel Communications, Inc.--Class A*.........................     310    7,673
Powertel, Inc.*...............................................      10      619
Primus Telecommunications Group, Inc.*........................      15       35
Qwest Communications International, Inc.*.....................     695   28,494
RCN Corp.*....................................................      30      189
Rural Cellular Corp.--Class A*................................       5      148
SBC Communications, Inc. .....................................   1,705   81,413
Sprint Corp. (FON Group)......................................     355    7,211
Sprint Corp. (PCS Group)*.....................................     370    7,562
Talk.com, Inc.*...............................................      35       50
TeleCorp PCS, Inc.--Class A*..................................      30      671
Telephone & Data Systems, Inc. ...............................      25    2,250

Common Stocks, continued
                                                                        Market
                                                              Shares    Value
                                                             --------- --------

Teligent, Inc.--Class A*....................................       20  $     39
Time Warner Telecom, Inc.--Class A*.........................       15       952
US Cellular Corp.*..........................................       10       603
Verizon Communications, Inc. ...............................    1,360    68,169
Viatel, Inc.*...............................................       20        74
VoiceStream Wireless Corp.*.................................       70     7,044
WebLink Wireless, Inc.*.....................................       20        69
Western Wireless Corp.--Class A*............................       35     1,372
Winstar Communications, Inc.*...............................       45       526
Wireless Facilities, Inc.*..................................        5       181
WorldCom, Inc.*.............................................    1,450    20,391
XO Communications, Inc.--Class A*...........................      130     2,316
                                                                       --------
TOTAL COMMON STOCKS
 (Cost $362,598)............................................            336,899
                                                                       --------
U.S. Treasury Notes (15.6%)
                                                             Principal
                                                              Amount
                                                             ---------
U.S. Treasury Note, 5.50%, 08/31/01.........................  $84,000    83,895
                                                                       --------
TOTAL U.S. TREASURY NOTES
 (Cost $83,896).............................................             83,895
                                                                       --------
TOTAL INVESTMENTS
 (Cost $446,494)(a) (78.1%).................................            420,794
Other assets in excess of liabilities (21.9%)...............            117,987
                                                                       --------
TOTAL NET ASSETS (100.0%)...................................           $538,781
                                                                       ========

-----
Percentages indicated are based on net assets of $538,781.
*Non-income producing
(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $274,914. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation.... $   1,348
      Unrealized depreciation....  (301,962)
                                  ---------
      Net unrealized deprecia-
       tion...................... $(300,614)
                                  =========

              See accompanying notes to the financial statements.

PROFUNDS
Telecommunications UltraSector ProFund

 Statement of Assets and Liabilities
                                                              December 31, 2000

Assets:
 Investments, at value (cost $446,494)............................  $   420,794
 Cash.............................................................          474
 Dividends and interest receivable................................        1,690
 Receivable for capital shares issued.............................       83,434
 Unrealized appreciation on swap contracts........................        3,854
 Prepaid expenses.................................................       38,032
                                                                    -----------
 Total Assets.....................................................      548,278
Liabilities:
 Advisory fees payable............................................        4,771
 Management servicing fees payable................................          954
 Administration fees payable......................................            8
 Shareholder servicing fees payable--Service Class................          140
 Other accrued expenses...........................................        3,624
                                                                    -----------
 Total Liabilities................................................        9,497
                                                                    -----------
Net Assets........................................................  $   538,781
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $ 1,678,808
 Accumulated net investment loss..................................       (6,229)
 Accumulated net realized losses on investments and swap
  contracts.......................................................   (1,111,952)
 Net unrealized depreciation on investments and swap contracts....      (21,846)
                                                                    -----------
Total Net Assets..................................................  $   538,781
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $   384,570
 Shares of Beneficial Interest Outstanding........................       37,661
 Net Asset Value (offering and redemption price per share)........  $     10.21
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $   154,211
 Shares of Beneficial Interest Outstanding........................       15,178
 Net Asset Value (offering and redemption price per share)........  $     10.16
                                                                    ===========

 Statement of Operations
                      For the period June 20, 2000(a) through December 31, 2000

Investment Income:
 Interest........................................................  $    17,086
 Dividends.......................................................        3,834
                                                                   -----------
 Total Income....................................................       20,920
Expenses:
 Advisory fees...................................................        4,771
 Management servicing fees.......................................          954
 Administration fees.............................................          578
 Shareholder servicing fees--Service Class.......................        2,022
 Registration and filing fees....................................       12,330
 Custody fees....................................................        5,329
 Transfer agent fees.............................................        1,897
 Fund accounting fees............................................        1,315
 Other fees......................................................        1,907
                                                                   -----------
 Total expenses before waivers/reimbursements....................       31,103
 Less expenses waived/reimbursed.................................      (17,598)
                                                                   -----------
 Net expenses....................................................       13,505
                                                                   -----------
Net Investment Income............................................        7,415
                                                                   -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments..............................   (1,143,810)
 Net change in unrealized depreciation on investments and swap
  contracts......................................................      (21,846)
                                                                   -----------
 Net realized and unrealized losses on investments and swap
  contracts......................................................   (1,165,656)
                                                                   -----------
Decrease in Net Assets Resulting from Operations.................  $(1,158,241)
                                                                   ===========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Telecommunications UltraSector ProFund

 Statement of Changes in Net Assets

                                                            For the period
                                                       June 20, 2000(a) through
                                                          December 31, 2000
                                                       ------------------------
Change in Net Assets:
Operations:
 Net investment income................................       $      7,415
 Net realized losses on investments and swap
  contracts...........................................         (1,143,810)
 Net change in unrealized depreciation on investments
  and swap contracts..................................            (21,846)
                                                             ------------
 Net decrease in net assets resulting from
  operations..........................................         (1,158,241)
Capital Share Transactions:
 Proceeds from shares issued..........................         31,340,087
 Cost of shares redeemed..............................        (29,643,065)
                                                             ------------
 Net increase in net assets resulting from capital
  shares transactions.................................          1,697,022
                                                             ------------
 Total increase in net assets.........................            538,781
Net Assets:
 Beginning of period..................................                 --
                                                             ------------
 End of period........................................       $    538,781
                                                             ============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Telecommunications UltraSector ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                          Investor Class       Service Class
                                        ------------------- -------------------
                                        For the period from For the period from
                                         June 20, 2000(a)    June 20, 2000(a)
                                              through             through
                                         December 31, 2000   December 31, 2000
                                        ------------------- -------------------
Net Asset Value, Beginning of Period...      $  20.00            $  20.00
                                             --------            --------
 Net investment income.................          0.08(b)             0.09(b)
 Net realized and unrealized loss on
  investments and swap contracts.......         (9.87)              (9.93)
                                             --------            --------
 Total loss from investment
  operations...........................         (9.79)              (9.84)
                                             --------            --------
Net Asset Value, End of Period.........      $  10.21            $  10.16
                                             ========            ========
Total Return...........................        (48.95)%(c)         (49.20)%(c)
Ratios/Supplemental Data:
Net assets, end of year................      $384,570            $154,211
Ratio of expenses to average net
 assets................................          1.92%(d)            2.60%(d)
Ratio of net investment income to
 average net assets....................          1.15%(d)            1.21%(d)
Ratio of expenses to average net
 assets*...............................          4.70%(d)            5.38%(d)
Portfolio turnover.....................          1515%(e)            1515%(e)

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

                       The Utilities UltraSector ProFund

  Launched on July 27, 2000, the investment objective of the Utilities UltraSector ProFund is to provide daily investment results that correspond to 150% of the performance of the Dow Jones U.S. Utilities Index. The index measures the performance of the utilities sector of the U.S. equity market. Since its inception, the Fund's performance has tracked its benchmark with a statistical correlation of over .99. For the same period, the Fund
(Investor Shares) produced a return of 40.50%*, while the Dow Jones U.S. Utilities Index had a return of 25.34%.

                                    [GRAPH]
Utilities - Investor
7/27/00          10,000
9/30/00          13,720
12/31/00         14,050


Utilities - Service
7/27/00          10,000
9/30/00          13,720
12/31/00         14,010


DJUSUT
7/27/00          10,000
9/30/00          12,202
12/31/00         12,534


Value of a $10,000 Investment
-------------------------------
Average Annual Total Return
     as of 12/31/00
-------------------------------
                       Since
                      Inception
                      (7/27/00)
--------------------------------
Investor               40.50%
--------------------------------
Service                40.10%

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the Utilities UltraSector ProFund is measured against the Dow Jones U.S. Utilities Index, an unmanaged index generally representative of the performance of the utilities sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                      Schedule of Portfolio Investments
Utilities UltraSector ProFund                                 December 31, 2000

Common Stocks (75.2%)
                                                                        Market
                                                                Shares  Value
                                                                ------ --------
AES Corp.*..................................................... 1,800  $ 99,674
AGL Resources, Inc. ...........................................   234     5,163
Allegheny Energy, Inc. ........................................   540    26,021
ALLETE.........................................................   324     8,039
Alliant Energy Corp. ..........................................   378    12,049
Ameren Corp. ..................................................   666    30,844
American Electric Power, Inc. ................................. 1,548    71,982
American Water Works Co., Inc. ................................   432    12,690
Avista Corp. ..................................................   234     4,797
Azurix Corp.*..................................................   180     1,474
Calpine Corp.*................................................. 1,350    60,834
Catalytica Energy Systems, Inc.*...............................    54       932
Cinergy Corp. .................................................   774    27,187
CLECO Corp. ...................................................   108     5,913
CMS Energy Corp. ..............................................   576    18,252
Conectiv, Inc. ................................................   396     7,945
Consolidated Edison, Inc. ..................................... 1,026    39,501
Constellation Energy Group, Inc. ..............................   720    32,445
Dominion Resources, Inc. ...................................... 1,152    77,183
DPL, Inc. .....................................................   612    20,311
DQE, Inc. .....................................................   288     9,432
DTE Energy Co. ................................................   684    26,633
Duke Energy Corp. ............................................. 1,782   151,915
Dynegy, Inc.--Class A..........................................   738    41,374
Edison International........................................... 1,566    24,469
El Paso Electric Co.*..........................................   270     3,564
Energy East Corp. .............................................   630    12,403
Enron Corp. ................................................... 3,564   296,257
Entergy Corp. ................................................. 1,062    44,936
Equitable Resources, Inc. .....................................   162    10,814
Exelon Corp. .................................................. 1,530   107,420
FirstEnergy Corp. ............................................. 1,098    34,656
FPL Group, Inc. ...............................................   864    61,992
GPU, Inc. .....................................................   594    21,867
Hawaiian Electric Industries, Inc. ............................   162     6,024
IDACORP, Inc. .................................................   162     7,948
IPALCO Enterprises, Inc. ......................................   432    10,449
Kansas City Power & Light Co. .................................   306     8,396
KeySpan Corp. .................................................   648    27,459
MCN Energy Group, Inc. ........................................   414    11,463
Montana Power Co. .............................................   504    10,458
National Fuel Gas Co. .........................................   198    12,462
Niagara Mohawk Holdings, Inc.*.................................   774    12,916
NICOR, Inc. ...................................................   216     9,329
NiSource, Inc. ................................................   990    30,443
Northeast Utilities System.....................................   720    17,460
Northwest Natural Gas Co. .....................................   126     3,339
NSTAR..........................................................   252    10,805
NUI Corp. .....................................................    54     1,738
OGE Energy Corp. ..............................................   378     9,237
ONEOK, Inc. ...................................................   108     5,204
Peoples Energy Corp. ..........................................   162     7,250
PG&E Corp. .................................................... 1,872    37,440
Piedmont Natural Gas Company, Inc. ............................   162     6,186
Pinnacle West Capital Corp. ...................................   414    19,717
Potomac Electric Power Co. ....................................   540    13,343
PPL Corp. .....................................................   702    31,722
Progress Energy, Inc. .........................................   990    48,696

Common Stocks, continued
                                                                       Market
                                                               Shares   Value
                                                               ------ ---------
Public Service Co. of New Mexico..............................   198  $   5,309
Public Service Enterprise Group, Inc. ........................ 1,026     49,889
Puget Energy, Inc. ...........................................   414     11,514
Questar Corp. ................................................   360     10,823
Reliant Energy, Inc. ......................................... 1,206     52,235
RGS Energy Group, Inc. .......................................   162      5,255
SCANA Corp. ..................................................   504     14,900
Sempra Energy.................................................   990     23,018
Sierra Pacific Resources......................................   378      6,072
Southern Co. ................................................. 3,132    104,138
TECO Energy, Inc. ............................................   612     19,814
TXU Corp. .................................................... 1,278     56,631
Unisource Energy Corp. .......................................   162      3,048
UtiliCorp United, Inc. .......................................   450     13,950
Western Resources, Inc. ......................................   342      8,486
Wisconsin Energy Corp. .......................................   576     12,996
Xcel Energy, Inc. ............................................ 1,638     47,604
                                                                      ---------
TOTAL COMMON STOCKS
 (Cost $2,113,284)............................................        2,216,134
                                                                      ---------

U.S. Treasury Notes (25.0%)
                                                           Principal
                                                            Amount
                                                           ---------
U.S. Treasury Note, 5.50%, 08/31/01....................... $739,000     738,076
                                                                     ----------
TOTAL U.S. TREASURY NOTES
 (Cost $738,088)..........................................              738,076
                                                                     ----------
TOTAL INVESTMENTS
 (Cost $2,851,372)(a) (100.2%)............................            2,954,210
Liabilities in excess of other assets (-0.2%).............               (5,146)
                                                                     ----------
TOTAL NET ASSETS (100.0%).................................           $2,949,064
                                                                     ==========

-----
Percentages indicated are based on net assets of $2,949,064.
*Non-income producing
(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $387,384. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation.... $ 106,560
      Unrealized depreciation....  (391,106)
                                  ---------
      Net unrealized deprecia-
       tion...................... $(284,546)
                                  =========

              See accompanying notes to the financial statements.

PROFUNDS
Utilities UltraSector ProFund

 Statement of Assets and Liabilities

                                                               December 31, 2000

Assets:
 Investments, at value (cost $2,851,372)...........................  $2,954,210
 Cash..............................................................       7,917
 Dividends and interest receivable.................................      17,179
 Receivable for investments sold...................................     369,167
 Unrealized appreciation on swap contracts.........................      65,873
 Prepaid expenses..................................................      45,798
                                                                     ----------
 Total Assets......................................................   3,460,144
Liabilities:
 Payable for capital shares redeemed...............................     491,351
 Advisory fees payable.............................................      10,798
 Management servicing fees payable.................................       2,160
 Administration fees payable.......................................          48
 Shareholder servicing fees payable--Service Class.................         754
 Other accrued expenses............................................       5,969
                                                                     ----------
 Total Liabilities.................................................     511,080
                                                                     ----------
Net Assets.........................................................  $2,949,064
                                                                     ==========
Net Assets consist of:
 Capital...........................................................  $3,218,774
 Accumulated net investment loss...................................         (70)
 Accumulated net realized losses on investments and swap
  contracts........................................................    (438,351)
 Net unrealized appreciation on investments and swap contracts.....     168,711
                                                                     ----------
Total Net Assets...................................................  $2,949,064
                                                                     ==========
Investor Shares:
 Net Assets........................................................  $1,036,659
 Shares of Beneficial Interest Outstanding.........................      36,892
 Net Asset Value (offering and redemption price per share).........  $    28.10
                                                                     ==========
Service Shares:
 Net Assets........................................................  $1,912,405
 Shares of Beneficial Interest Outstanding.........................      68,249
 Net Asset Value (offering and redemption price per share).........  $    28.02
                                                                     ==========

 Statement of Operations

                       For the period July 27, 2000(a) through December 31, 2000

Investment Income:
 Dividends..........................................................  $  44,772
 Interest...........................................................     17,779
                                                                      ---------
 Total Income.......................................................     62,551
Expenses:
 Advisory fees......................................................     10,798
 Management servicing fees..........................................      2,160
 Administration fees................................................      1,324
 Shareholder servicing fees--Service Class..........................      5,393
 Custody fees.......................................................      7,366
 Registration and filing fees.......................................      6,733
 Transfer agent fees................................................      3,211
 Fund accounting fees...............................................      1,636
 Other fees.........................................................      3,205
                                                                      ---------
 Total expenses before waivers......................................     41,826
 Less expenses waived...............................................    (11,693)
                                                                      ---------
 Net expenses.......................................................     30,133
                                                                      ---------
Net Investment Income...............................................     32,418
                                                                      ---------
Realized and Unrealized Gains/(Losses) on Investments:
 Net realized losses on investments and swap contracts..............   (144,888)
 Net change in unrealized appreciation on investments and swap
  contracts.........................................................    168,711
                                                                      ---------
 Net realized and unrealized gains on investments and swap
  contracts.........................................................     23,823
                                                                      ---------
Increase in Net Assets Resulting from Operations....................  $  56,241
                                                                      =========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Utilities UltraSector ProFund

 Statement of Changes in Net Assets

                                                               For the period
                                                              July 27, 2000(a)
                                                                   through
                                                              December 31, 2000
                                                              -----------------
Change in Net Assets:
Operations:
 Net investment income.......................................   $     32,418
 Net realized losses on investments and swap contracts.......       (144,888)
 Net change in unrealized appreciation on investments and
  swap contracts.............................................        168,711
                                                                ------------
 Net increase in net assets resulting from operations........         56,241
Capital Share Transactions:
 Proceeds from shares issued.................................     60,135,073
 Cost of shares redeemed.....................................    (57,242,250)
                                                                ------------
 Net increase in net assets resulting from capital shares
  transactions...............................................      2,892,823
                                                                ------------
 Total increase in net assets................................      2,949,064
Net Assets:
 Beginning of period.........................................             --
                                                                ------------
 End of period...............................................   $  2,949,064
                                                                ============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Utilities UltraSector ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                          Investor Class       Service Class
                                        ------------------- -------------------
                                        For the period from For the period from
                                         July 27, 2000(a)    July 27, 2000(a)
                                              through             through
                                         December 31, 2000   December 31, 2000
                                        ------------------- -------------------
Net Asset Value, Beginning of Period...     $    20.00          $    20.00
                                            ----------          ----------
 Net investment income.................           0.23(b)             0.28(b)
 Net realized and unrealized gain on
  investments and swap contracts.......           7.87(c)             7.74(c)
                                            ----------          ----------
 Total income from investment
  operations...........................           8.10                8.02
                                            ----------          ----------
Net Asset Value, End of Period.........     $    28.10          $    28.02
                                            ==========          ==========
Total Return...........................          40.50%(d)           40.10%(d)
Ratios/Supplemental Data:
Net assets, end of year................     $1,036,659          $1,912,405
Ratio of expenses to average net
 assets................................           1.60%(e)            2.92%(e)
Ratio of net investment income to
 average net assets....................           2.09%(e)            2.52%(e)
Ratio of expenses to average net
 assets*...............................           2.41%(e)            3.74%(e)
Portfolio turnover.....................           1811%(f)            1811%(f)

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

                The Wireless Communications UltraSector ProFund

  Launched on June 20, 2000, the investment objective of the Wireless Communications UltraSector ProFund is to provide daily investment results that correspond to 150% of the performance of the Dow Jones U.S. Wireless Communications Index. The index measures the performance of the wireless communications sector of the U.S. equity market. Since its inception, the Fund's performance has tracked its benchmark with a statistical correlation of over .99. For the same period, the Fund (Investor Shares) produced a return of -71.45%*, while the Dow Jones U.S. Wireless Communications Index had a return of -54.15%.

                                    [GRAPH]

Wireless Communications - Investor
6/20/00         10,000
6/30/00          8,465
9/30/00          5,765
12/31/00         2,855

Wireless Communications - Service
6/20/00         10,000
6/30/00          8,460
9/30/00          5,745
12/31/00         2,840

DJUSWC
6/20/00         10,000
6/30/00          9,305
9/30/00          7,047
12/31/00         4,585

Value of a $10,000 Investment
------------------------------
Average Annual Total Return
     as of  12/31/00
------------------------------
                       Since
                      Inception
                      (6/20/00)
-------------------------------
Investor               (71.45)%
--------------------------------
Service                (71.45)%

* Past performance is not predictive of future results. The investment return and NAV will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.

  The performance of the Wireless Communications UltraSector ProFund is measured against the Dow Jones U.S. Wireless Communications Index, an unmanaged index generally representative of the performance of the wireless communications sector of the U.S. equity market as a whole. The index does not reflect the reinvestment of dividends or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects the deduction of these value-added services.

The above information is not covered by the Report of Independent Accountants.

PROFUNDS                                      Schedule of Portfolio Investments
Wireless Communications UltraSector ProFund                   December 31, 2000

Common Stocks (60.2%)
                                                                        Market
                                                                Shares  Value
                                                                ------ --------
Aether Systems, Inc.*..........................................   144  $  5,634
AirGate PCS, Inc.*.............................................    81     2,876
Arch Wireless, Inc.*...........................................   360       225
AT&T Wireless Group*........................................... 2,250    38,953
Interdigital Communications Corp.*.............................   333     1,800
Intermedia Communications, Inc.*...............................   342     2,458
Leap Wireless International, Inc.*.............................   171     4,275
Metricom, Inc.*................................................    72       725
Motient Corp.*.................................................   189       756
Nextel Communications, Inc.--Class A*.......................... 3,834    94,893
Powertel, Inc.*................................................   108     6,689
Rural Cellular Corp.--Class A*.................................    63     1,866
Sprint Corp. (PCS Group)*...................................... 4,554    93,072
TeleCorp PCS, Inc.--Class A*...................................   360     8,055
Telephone & Data Systems, Inc. ................................   324    29,160
Teligent, Inc.--Class A*.......................................   252       488
US Cellular Corp.*.............................................    99     5,965
VoiceStream Wireless Corp.*....................................   855    86,034
WebLink Wireless, Inc.*........................................   261       897
Western Wireless Corp.--Class A*...............................   414    16,224
Wireless Facilities, Inc.*.....................................    81     2,936
                                                                       --------
TOTAL COMMON STOCKS
 (Cost $451,621)...............................................         403,981
                                                                       --------

U.S. Treasury Notes (58.4%)
                                                             Principal  Market
                                                              Amount    Value
                                                             --------- --------
U.S. Treasury Note, 5.50%, 08/31/01......................... $392,000  $391,510
                                                                       --------
TOTAL U.S. TREASURY NOTES
 (Cost $391,516)............................................            391,510
                                                                       --------
TOTAL INVESTMENTS
 (Cost $843,137)(a) (118.6%)................................            795,491
Liabilities in excess of other assets
 (-18.6%)...................................................           (125,007)
                                                                       --------
TOTAL NET ASSETS (100.0%)...................................           $670,484
                                                                       ========

-----
Percentages indicated are based on net assets of $670,484.
*Non-income producing
(a) Represents cost for financial reporting purposes and differs from estimated cost basis for federal income tax purposes due to differences in the timing of recognition of certain gains and losses by $1,185,955. Cost for federal income tax purposes differs from market value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..  $     3,844
      Unrealized depreciation..   (1,237,445)
                                 -----------
      Net unrealized deprecia-
       tion....................  $(1,233,601)
                                 ===========

              See accompanying notes to the financial statements.

PROFUNDS
Wireless Communications UltraSector ProFund

 Statement of Assets and Liabilities
                                                              December 31, 2000

Assets:
 Investments, at value (cost $843,137)............................  $   795,491
 Cash.............................................................          711
 Dividends and interest receivable................................        7,326
 Receivable for capital shares issued.............................       68,001
 Receivable for investments sold..................................       44,869
 Prepaid expenses.................................................       32,503
                                                                    -----------
 Total Assets.....................................................      948,901
Liabilities:
 Unrealized depreciation on swap contracts........................      266,269
 Advisory fees payable............................................        6,448
 Management servicing fees payable................................        1,290
 Administration fees payable......................................           11
 Shareholder servicing fees payable--Service Class................          756
 Other accrued expenses...........................................        3,643
                                                                    -----------
 Total Liabilities................................................      278,417
                                                                    -----------
Net Assets........................................................  $   670,484
                                                                    ===========
Net Assets consist of:
 Capital..........................................................  $ 3,084,456
 Accumulated net investment loss..................................      (14,422)
 Accumulated net realized losses on investments and swap
  contracts.......................................................   (2,085,635)
 Net unrealized depreciation on investments and swap contracts....     (313,915)
                                                                    -----------
Total Net Assets..................................................  $   670,484
                                                                    ===========
Investor Shares:
 Net Assets.......................................................  $   496,021
 Shares of Beneficial Interest Outstanding........................       86,840
 Net Asset Value (offering and redemption price per share)........  $      5.71
                                                                    ===========
Service Shares:
 Net Assets.......................................................  $   174,463
 Shares of Beneficial Interest Outstanding........................       30,720
 Net Asset Value (offering and redemption price per share)........  $      5.68
                                                                    ===========

 Statement of Operations
                      For the period June 20, 2000(a) through December 31, 2000

Investment Income:
 Interest........................................................  $    17,791
 Dividends.......................................................          106
                                                                   -----------
 Total Income....................................................       17,897
Expenses:
 Advisory fees...................................................        6,448
 Management servicing fees.......................................        1,290
 Administration fees.............................................          767
 Shareholder servicing fees--Service Class.......................        3,665
 Registration and filing fees....................................       12,018
 Custody fees....................................................        3,490
 Transfer agent fees.............................................        2,106
 Fund accounting fees............................................          671
 Other fees......................................................        2,986
                                                                   -----------
 Total expenses before waivers/reimbursements....................       33,441
 Less expenses waived/reimbursed.................................      (14,097)
                                                                   -----------
 Net expenses....................................................       19,344
                                                                   -----------
Net Investment Loss..............................................       (1,447)
                                                                   -----------
Realized and Unrealized Losses on Investments:
 Net realized losses on investments and swap contracts...........   (2,132,090)
 Net change in unrealized depreciation on investments and swap
  contracts......................................................     (313,915)
                                                                   -----------
 Net realized and unrealized losses on investments and swap
  contracts......................................................   (2,446,005)
                                                                   -----------
Decrease in Net Assets Resulting from Operations.................  $(2,447,452)
                                                                   ===========

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Wireless Communications UltraSector ProFund

 Statement of Changes in Net Assets

                                                            For the period from
                                                             June 20, 2000(a)
                                                                  through
                                                             December 31, 2000
                                                            -------------------
Change in Net Assets:
Operations:
 Net investment loss.......................................    $     (1,447)
 Net realized losses on investments and swap contracts.....      (2,132,090)
 Net change in unrealized depreciation on investments and
  swap contracts...........................................        (313,915)
                                                               ------------
 Net decrease in net assets resulting from operations......      (2,447,452)
Capital Share Transactions:
 Proceeds from shares issued...............................      27,544,146
 Cost of shares redeemed...................................     (24,426,210)
                                                               ------------
 Net increase in net assets resulting from capital shares
  transactions.............................................       3,117,936
                                                               ------------
 Total increase in net assets..............................         670,484
Net Assets:
 Beginning of period.......................................              --
                                                               ------------
 End of period.............................................    $    670,484
                                                               ============

-----
(a) Commencement of operations.
              See accompanying notes to the financial statements.

PROFUNDS
Wireless Communications UltraSector ProFund

 Financial Highlights

For a share of beneficial interest outstanding

                                          Investor Class       Service Class
                                        ------------------- -------------------
                                        For the period from For the period from
                                         June 20, 2000(a)    June 20, 2000(a)
                                              through             through
                                         December 31, 2000   December 31, 2000
                                        ------------------- -------------------
Net Asset Value, Beginning of Period...      $  20.00            $  20.00
                                             --------            --------
 Net investment income/(loss)..........          0.02(b)            (0.05)(b)
 Net realized and unrealized loss on
  investments and swap contracts.......        (14.31)             (14.27)
                                             --------            --------
 Total loss from investment
  operations...........................        (14.29)             (14.32)
                                             --------            --------
Net Asset Value, End of Period.........      $   5.71            $   5.68
                                             ========            ========
Total Return...........................        (71.45)%(c)         (71.60)%(c)
Ratios/Supplemental Data:
Net assets, end of year................      $496,021            $174,463
Ratio of expenses to average net
 assets................................          1.79%(d)            2.91%(d)
Ratio of net investment income/(loss)
 to average net assets.................          0.39%(d)           (0.92)%(d)
Ratio of expenses to average net
 assets*...............................          3.45%(d)            4.56%(d)
Portfolio turnover.....................          2165%(e)            2165%(e)

-----
* During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share net investment income has been calculated using the daily average shares method.
(c) Not Annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
              See accompanying notes to the financial statements.

PROFUNDS

                         Notes to Financial Statements
                               December 31, 2000

1.Organization

  ProFunds (the "Trust") is a registered open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware business trust on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. ProFund Advisors LLC (the "Advisor") serves as the investment advisor for each of the ProFunds except the Money Market ProFund. BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator. Currently, the Trust consists of sixty-eight separately managed series, twenty-seven of which are operational as of December 31, 2000. These accompanying financial statements relate to the following portfolios: Bull ProFund, OTC ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraOTC ProFund, UltraEurope ProFund, UltraJapan ProFund, Bear ProFund, UltraBear ProFund, UltraShort OTC ProFund, Money Market ProFund, Biotechnology UltraSector ProFund, Energy UltraSector ProFund, Financial UltraSector ProFund, Healthcare UltraSector ProFund, Internet UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund and Wireless Communications UltraSector ProFund (collectively, the "ProFunds" and individually, a "ProFund"). The ProFunds, excluding the Money Market ProFund, are referred to as the "non-money market ProFunds". Each ProFund (other than the Money Market ProFund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. Each ProFund offers two classes of shares: the Service Shares and the Investor Shares. The UltraMid-Cap ProFund, UltraSmall-Cap ProFund and UltraJapan ProFund commenced operations on February 8, 2000. The OTC ProFund commenced operations on August 8, 2000. The UltraShort Europe ProFund ceased operations on February 28, 2000. The UltraSector ProFunds noted above commenced operations on June 20, 2000 except for the Pharmaceuticals UltraSector ProFund which commenced operations on June 29, 2000 and the Utilities UltraSector ProFund which commenced operations on July 27, 2000.

2.Significant Accounting Policies

  The following is a summary of significant accounting policies consistently followed by each ProFund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

  Investment Valuation

  Securities, except as otherwise noted, in the portfolio of a non-money market ProFund that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds are valued using a third-party pricing service. Short-term debt securities are valued at amortized cost, which approximates market value.

  For the non-money market ProFunds other than the UltraEurope ProFund futures contracts and options on indexes and exchanged-traded securities held are valued at the last traded sale price prior to the close of the securities or commodities exchange on which they are traded (generally 4:00 p.m. Eastern time). Options on securities traded in the OTC market are valued at the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts are valued with reference to established futures exchanges as described herein or, when price quotes are not readily available, the value of a futures contract purchased will be the bid price, and the value of a futures contract sold will be the asked price. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. For the UltraEurope ProFund futures contracts are valued at the last transaction price for the respective contracts that occur immediately prior to the close of each underlying stock market (the London Stock Exchange, the Frankfurt Stock Exchange and the Paris Bourse) (collectively, the "PEI exchanges") opens. For purposes of determining the net asset value per share of the UltraEurope ProFund the foreign exchange rates used will be the mean of the bid price and asked price for the respective foreign currency occurring immediately before the last underlying PEI exchange closes (normally, 2:00 p.m. Eastern time), on each day that all three PEI exchanges and the New York Stock Exchange are open. When market quotations are not readily available, securities and other assets held by the non-money market ProFunds are valued at fair value as determined in good faith under procedures established by and under general supervision and responsibility of the ProFund's Board of Trustees.
                                   Continued

PROFUNDS

                               December 31, 2000


  Repurchase Agreements

  Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with member banks of the Federal Reserve System or primary dealers of U.S. government securities. The Advisor and, with respect to the Money Market ProFund, Bankers Trust, will monitor the creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds.

  The ProFunds require that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest.

  Short Sales

  The ProFunds (other than the Money Market ProFund) may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The ProFund maintains a segregated account of securities as collateral for outstanding short sales, when required. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

  Short sales involve elements of market risk and exposure to loss in excess of the amounts recognized on the Statements of Assets and Liabilities. This risk is unlimited as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short.

  Futures Contracts

  The ProFunds (other than the Money Market ProFund) may purchase (long) or sell (short) stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the ProFund may be required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as realized gains or losses when cash is exchanged.

  Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

  Index Options

  The ProFunds (other than the Money Market ProFund) may purchase call or put options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and to create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction.

                                   Continued

PROFUNDS

                               December 31, 2000

  Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Risk may also arise if there is an illiquid secondary market for the instruments or due to the inability of counterparties to perform.

  Foreign Currency Transactions

  The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the UltraEurope ProFund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

  Swap Contracts

  The ProFunds may enter into equity index, total return or interest rate swap contracts for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap contracts are two-party contracts for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Most swap contracts entered into by the ProFunds calculate the obligations of the parties to the agreement on a "net basis". Consequently, a ProFund's current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the contract based on the relative values of the positions held by each party to the contract (the "net amount"). A ProFund's current obligations under a swap contract are accrued daily (offset against any amounts owing to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty are covered by segregating assets determined to be liquid.

  The counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap contract would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the ProFund on any swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund on the notional amount. Payments may be made at the conclusion of a swap contract or periodically during its term. Swap contracts do not involve the delivery of securities or other underlying assets. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each equity swap are accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund's custodian. Until a swap contract is settled in cash the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund on the notional amount are recorded as "unrealized gains or losses on swap contracts" and when cash is exchanged the gain or loss realized is recorded as "realized gains or losses on swap contracts".

  The UltraShort OTC ProFund may invest in swaps that provide the opposite return of the particular index (short the index). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional value outstanding and that dividends on the underlying securities of the index reduce the value of the swap. These amounts are netted with any unrealized appreciation/depreciation to determine the value of the swap.

  Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount recognized in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total exposure each UltraSector ProFund has in the particular classes of instruments. Risks may result from an imperfect correlation between movements in
                                   Continued

PROFUNDS

                               December 31, 2000

  the price of the instruments and the price of the underlying securities. Risk may also arise if there is an illiquid secondary market for the instruments, or due to the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap contract counterparty.

  At December 31, 2000, the following swap contracts were outstanding and were collateralized by all of the assets of each particular ProFund:


                        Notional    Termination
                         Amount        Date
                      ------------  -----------
UltraMid-Cap
 ProFund............  $ 35,298,477   01/29/01
UltraSmall-Cap
 ProFund............    16,302,388   01/29/01
UltraOTC ProFund....   496,123,102   01/29/01
UltraShort OTC
 ProFund............   (62,235,031)  01/29/01
Biotechnology
 UltraSector
 ProFund............     3,983,367   01/23/01
Energy UltraSector
 ProFund............     6,550,951   01/23/01
Financial
 UltraSector
 ProFund............    16,101,878   01/23/01
Healthcare
 UltraSector
 ProFund............     5,945,705   01/23/01
Internet UltraSector
 ProFund............       621,767   01/23/01
Pharmaceuticals
 UltraSector
 ProFund............     6,812,398   01/23/01
Real Estate
 UltraSector
 ProFund............    11,818,526   01/23/01
Semiconductor
 UltraSector
 ProFund............     1,668,458   01/23/01
Technology
 UltraSector
 ProFund............     2,093,974   01/23/01
Telecommunications
 UltraSector
 ProFund............       332,836   01/23/01
Utilities
 UltraSector
 ProFund............     2,230,545   01/23/01
Wireless
 Communications
 UltraSector
 ProFund............       400,720   01/23/01

                                 Unrealized
            Return             Appreciation/
          Benchmark            (Depreciation)
          ---------            --------------
S&P MidCap 400 Index..........  $    61,592
Russell 2000 Index............      354,987
NASDAQ 100 Index..............  (32,115,944)
NASDAQ 100 Index..............    2,071,233
DJ US Biotechnology Index.....     (394,895)
DJ US Energy Index............      (71,261)
DJ US Financial Index.........      108,402
DJ US Healthcare Index........      114,373
DJ US Internet Index..........     (178,951)
DJ US Pharmaceuticals Index...      119,932
DJ US Real Estate Index.......       92,720
DJ US Semiconductor Index.....      (44,726)
DJ US Technology Index........      (60,819)
DJ US Telecommunications
 Index........................        3,854
DJ US Utilities Index.........       65,873
DJ US Wireless Communications
 Index........................     (266,269)

  Securities Transactions and Related Income

  Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

  Expenses

  Expenses directly attributable to a ProFund are charged to the ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another appropriate basis. In addition, investors in Investor Shares will bear the expenses directly attributable to the Investor Shares as a class, and investors in Service Shares will bear the expenses directly attributable to the Service Shares as a class.

  The investment income and expenses of a ProFund (other than class specific expenses) and realized and unrealized gains and losses on investments of a ProFund, are allocated to each class of shares based upon relative net assets on the date income is earned or expenses are realized and unrealized gains and losses are incurred.
                                   Continued

PROFUNDS

                               December 31, 2000


  Distributions to Shareholders

  The non-money market ProFunds will distribute net investment income and net realized gains, if any, at least once a year. The Money Market ProFund ordinarily (i) declares dividends of net investment income (and net short-term capital gains, if any) for shares of the Money Market ProFund on a daily basis and (ii) distributes such dividends to shareholders of the Money Market ProFund on a monthly basis. Net realized capital gains, if any, will be distributed annually.

  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital. The non-money market ProFunds utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. The OTC ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund and UltraSector ProFunds have a tax fiscal year end of October 31st. The remaining ProFunds use the calendar year end.

  As of December 31, 2000, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in-capital:

                                                                 Accumulated
                                                 Accumulated     Net Realized
                                              Undistributed Net Gain/(Loss) on
                                              Investment Income  Investments
                                              ----------------- --------------
   Bull ProFund..............................    $ (407,642)     $(4,776,196)
   OTC ProFund...............................    $    7,329      $   (60,571)
   UltraBull ProFund.........................    $ (136,078)     $(3,003,677)
   UltraMid-Cap ProFund......................    $ (401,309)     $   724,642
   UltraSmall-Cap ProFund....................    $ (133,298)     $   191,150
   UltraOTC ProFund..........................    $4,829,607      $10,350,825
   UltraEurope ProFund.......................    $   17,782      $   359,546
   UltraJapan ProFund........................    $       (1)     $         1
   Bear ProFund..............................    $    2,105      $        --
   UltraBear ProFund.........................    $    1,400      $        --
   UltraShort OTC ProFund....................    $  312,892      $  (312,892)
   Money Market ProFund......................    $   17,429      $   (17,429)
   Biotechnology UltraSector ProFund.........    $  (61,535)     $   203,851
   Energy UltraSector ProFund................    $  (27,548)     $    61,341
   Financial UltraSector ProFund.............    $ (109,481)     $   184,518
   Healthcare UltraSector ProFund............    $  (56,345)     $   141,061
   Internet UltraSector ProFund..............    $   (8,137)     $    42,427
   Pharmaceuticals UltraSector ProFund.......    $  (62,185)     $   102,907
   Real Estate UltraSector ProFund...........    $   50,038      $    38,664
   Semiconductor UltraSector ProFund.........    $  (38,232)     $    94,599
   Technology UltraSector ProFund............    $  (15,698)     $    36,500
   Telecommunications UltraSector ProFund....    $  (13,644)     $    31,858
   Utilities UltraSector ProFund.............    $  (32,488)     $  (293,463)
   Wireless Communications UltraSector
    ProFund..................................    $  (12,975)     $    46,455

  Federal Income Tax

  Each of the ProFunds intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders; the ProFunds intend to make timely distributions in order to avoid tax liability.
                                   Continued

PROFUNDS

                               December 31, 2000


  Organization Costs

  Costs incurred by the Trust (excluding OTC ProFund, UltraEurope ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraJapan ProFund and UltraSector ProFunds) in connection with its organization and registration under the 1940 Act and the Securities Act of 1933 have been deferred and are being amortized on the straight-line method over a five-year period beginning on the date on which each ProFund commenced its investment activities.

3.Shares of Beneficial Interest

  Transactions in shares of beneficial interest were as follows for the periods ended December 31, 2000 and December 31, 1999.

                                                 Bull ProFund
                            ---------------------------------------------------------
                                    Year ended                    Year ended
                                 December 31, 2000            December 31, 1999
                            ----------------------------  ---------------------------
                              Shares         Amount         Shares         Amount
                            -----------  ---------------  -----------  --------------
   Investor Shares Sold....  30,431,364  $ 2,147,313,442   16,563,296  $1,050,728,948
   Investor Shares
    Reinvested.............       5,531          349,577          677          53,238
   Investor Shares
    Redeemed............... (31,707,684)  (2,232,088,955) (15,097,252)   (950,378,703)
                            -----------  ---------------  -----------  --------------
    Net
     Increase/(Decrease)...  (1,270,789) $   (84,425,936)   1,466,721  $  100,403,483
                            ===========  ===============  ===========  ==============
   Service Shares Sold.....   1,618,552  $   110,400,433      809,336  $   52,184,718
   Service Shares
    Reinvested.............       3,164          196,811           63           4,495
   Service Shares
    Redeemed...............  (1,960,127)    (130,948,291)    (390,067)    (24,183,570)
                            -----------  ---------------  -----------  --------------
    Net
     Increase/(Decrease)...    (338,411) $   (20,351,047)     419,332  $   28,005,643
                            ===========  ===============  ===========  ==============

                           OTC ProFund
                     ------------------------
                        August 8, 2000(a)
                             through
                        December 31, 2000
                     ------------------------
                       Shares       Amount
                     ----------  ------------
   Investor Shares
    Sold............  1,509,942  $ 39,049,769
   Investor Shares
    Redeemed........ (1,363,326)  (34,124,082)
                     ----------  ------------
    Net Increase....    146,616  $  4,925,687
                     ==========  ============
   Service Shares
    Sold............  1,225,506  $ 30,513,265
   Service Shares
    Redeemed........ (1,169,920)  (24,684,881)
                     ----------  ------------
    Net Increase....     55,586  $  5,828,384
                     ==========  ============

                                               UltraBull ProFund
                            ----------------------------------------------------------
                                     Year ended                    Year ended
                                 December 31, 2000             December 31, 1999
                            -----------------------------  ---------------------------
                               Shares         Amount         Shares         Amount
                            ------------  ---------------  -----------  --------------
   Investor Shares Sold....  140,167,768  $ 2,945,575,329   84,010,898  $2,246,915,014
   Investor Shares
    Reinvested.............       46,852          809,411       34,857         818,420
   Investor Shares
    Redeemed............... (142,040,877)  (2,960,739,719) (78,692,708) (2,192,537,404)
                            ------------  ---------------  -----------  --------------
    Net
     Increase/(Decrease)...   (1,826,257) $   (14,354,979)   5,353,047  $   55,196,030
                            ============  ===============  ===========  ==============
   Service Shares Sold.....   68,918,662  $ 1,410,583,125   16,613,958  $  415,023,785
   Service Shares
    Reinvested.............       11,816          199,068       12,756         294,369
   Service Shares
    Redeemed...............  (70,004,959)  (1,430,585,899) (13,760,378)   (360,205,295)
                            ------------  ---------------  -----------  --------------
    Net
     Increase/(Decrease)...   (1,074,481) $   (19,803,706)   2,866,336  $   55,112,859
                            ============  ===============  ===========  ==============

                                   Continued

PROFUNDS

                               December 31, 2000

                               UltraMid-Cap ProFund         UltraSmall-Cap ProFund
                            ----------------------------  ----------------------------
                                February 8, 2000(a)           February 8, 2000(a)
                                      through                       through
                                 December 31, 2000             December 31, 2000
                            ----------------------------  ----------------------------
                              Shares         Amount         Shares         Amount
                            -----------  ---------------  -----------  ---------------
   Investor Shares Sold....  19,261,548  $   652,210,418   41,825,971  $ 1,036,710,142
   Investor Shares
    Redeemed............... (18,212,474)    (612,190,302) (40,822,036)  (1,004,689,607)
                            -----------  ---------------  -----------  ---------------
    Net Increase...........   1,049,074  $    40,020,116    1,003,935  $    32,020,535
                            ===========  ===============  ===========  ===============
   Service Shares Sold.....   8,841,285  $   307,574,210   18,614,815  $   483,735,462
   Service Shares
    Redeemed...............  (8,758,770)    (297,430,034) (18,440,478)    (470,410,086)
                            -----------  ---------------  -----------  ---------------
    Net Increase...........      82,515  $    10,144,176      174,337  $    13,325,376
                            ===========  ===============  ===========  ===============

                                               UltraOTC ProFund
                            ----------------------------------------------------------
                                    Year ended                    Year ended
                                 December 31, 2000             December 31, 1999
                            ----------------------------  ----------------------------
                              Shares         Amount         Shares         Amount
                            -----------  ---------------  -----------  ---------------
   Investor Shares Sold....  79,240,963  $ 6,167,538,098   56,874,804  $ 3,525,601,899
   Investor Shares
    Reinvested.............   2,203,472       55,843,747       53,319        5,226,051
   Investor Shares
    Redeemed............... (75,278,360)  (5,794,210,780) (46,631,576)  (3,172,429,452)
                            -----------  ---------------  -----------  ---------------
    Net Increase...........   6,166,075  $   429,171,065   10,296,547  $   358,398,498
                            ===========  ===============  ===========  ===============
   Service Shares Sold.....  30,426,717  $ 2,176,822,907   14,142,636  $   889,187,800
   Service Shares
    Reinvested.............     366,169        9,037,127        5,620          543,093
   Service Shares
    Redeemed............... (29,992,924)  (2,071,974,065) (13,036,834)    (874,396,852)
                            -----------  ---------------  -----------  ---------------
    Net Increase...........     799,962  $   113,885,969    1,111,422  $    15,334,041
                            ===========  ===============  ===========  ===============

                                              UltraEurope ProFund
                            ----------------------------------------------------------
                                                               March 15, 1999(a)
                                    Year ended                      through
                                 December 31, 2000             December 31, 1999
                            ----------------------------  ----------------------------
                              Shares         Amount         Shares         Amount
                            -----------  ---------------  -----------  ---------------
   Investor Shares Sold....   3,057,127  $    91,975,869      644,337  $    20,016,054
   Investor Shares
    Reinvested.............      15,891          353,260           --               --
   Investor Shares
    Redeemed...............  (3,108,778)     (94,123,361)    (508,696)     (15,168,170)
                            -----------  ---------------  -----------  ---------------
    Net
     Increase/(Decrease)...     (35,760) $    (1,794,232)     135,641  $     4,847,884
                            ===========  ===============  ===========  ===============
   Service Shares Sold.....   1,990,772  $    71,988,720    1,683,534  $    51,609,871
   Service Shares
    Reinvested.............       3,189           69,739           --               --
   Service Shares
    Redeemed...............  (2,441,498)     (87,056,297)  (1,217,916)     (37,392,114)
                            -----------  ---------------  -----------  ---------------
    Net
     Increase/(Decrease)...    (447,537) $   (14,997,838)     465,618  $    14,217,757
                            ===========  ===============  ===========  ===============

                                   Continued

PROFUNDS

                               December 31, 2000

                       UltraJapan ProFund
                     ------------------------
                       February 8, 2000(a)
                             through
                        December 31, 2000
                     ------------------------
                       Shares       Amount
                     ----------  ------------
   Investor Shares
    Sold............  3,885,963  $ 87,824,953
   Investor Shares
    Reinvested......      4,175        56,450
   Investor Shares
    Redeemed........ (3,810,232)  (83,904,403)
                     ----------  ------------
    Net Increase....     79,906  $  3,977,000
                     ==========  ============
   Service Shares
    Sold............  1,368,954  $ 31,137,549
   Service Shares
    Reinvested......      2,618        35,734
   Service Shares
    Redeemed........ (1,308,089)  (28,074,150)
                     ----------  ------------
    Net Increase....     63,483  $  3,099,133
                     ==========  ============

                                               Bear ProFund
                            -----------------------------------------------------
                                   Year ended                  Year ended
                                December 31, 2000          December 31, 1999
                            --------------------------  -------------------------
                              Shares        Amount        Shares        Amount
                            -----------  -------------  -----------  ------------
   Investor Shares Sold....  11,981,397  $ 381,580,176    8,754,132  $302,799,527
   Investor Shares
    Reinvested.............       6,618        225,045        7,282       220,780
   Investor Shares
    Redeemed............... (11,793,823)  (375,193,721)  (8,788,673) (303,042,177)
                            -----------  -------------  -----------  ------------
    Net
     Increase/(Decrease)...     194,192  $   6,611,500      (27,259) $    (21,870)
                            ===========  =============  ===========  ============
   Service Shares Sold.....     546,254  $  16,826,632      376,703  $ 10,204,267
   Service Shares
    Reinvested.............         447         14,267        4,482       134,578
   Service Shares
    Redeemed...............    (570,791)   (17,497,700)    (354,046)   (9,266,331)
                            -----------  -------------  -----------  ------------
    Net
     Increase/(Decrease)...     (24,090) $    (656,801)      27,139  $  1,072,514
                            ===========  =============  ===========  ============

                                            UltraBear ProFund
                            -----------------------------------------------------
                                   Year ended                  Year ended
                                December 31, 2000          December 31, 1999
                            --------------------------  -------------------------
                              Shares        Amount        Shares        Amount
                            -----------  -------------  -----------  ------------
   Investor Shares Sold....  34,773,064  $ 772,666,670   40,503,312  $932,204,256
   Investor Shares
    Reinvested.............      44,521      1,082,627       49,333     1,060,664
   Investor Shares
    Redeemed............... (35,129,051)  (775,877,545) (39,902,138) (899,455,063)
                            -----------  -------------  -----------  ------------
    Net
     Increase/(Decrease)...    (311,466) $  (2,128,248)     650,507  $ 33,809,857
                            ===========  =============  ===========  ============
   Service Shares Sold.....  14,005,721  $ 315,673,418    7,464,854  $166,455,420
   Service Shares
    Reinvested.............       2,824         70,258        2,993        64,939
   Service Shares
    Redeemed............... (13,945,503)  (311,233,997)  (7,363,033) (160,368,800)
                            -----------  -------------  -----------  ------------
    Net
     Increase/(Decrease)...      63,042  $   4,509,679      104,814  $  6,151,559
                            ===========  =============  ===========  ============

                                   Continued

PROFUNDS

                               December 31, 2000

                                               UltraShort OTC ProFund
                            ---------------------------------------------------------------
                                      Year ended                      Year ended
                                  December 31, 2000                December 31, 1999
                            -------------------------------  ------------------------------
                                Shares          Amount           Shares          Amount
                            --------------  ---------------  --------------  --------------
   Investor Shares Sold....     52,692,450  $ 1,744,276,741       9,472,966  $1,075,314,031
   Investor Shares
    Reinvested.............         45,862        1,907,047          27,596       1,277,016
   Investor Shares
    Redeemed...............    (52,495,424)  (1,722,611,200)     (8,748,419)   (945,055,249)
                            --------------  ---------------  --------------  --------------
    Net Increase...........        242,888  $    23,572,588         752,143  $  131,535,798
                            ==============  ===============  ==============  ==============
   Service Shares Sold.....      3,383,412  $   106,158,003         500,066  $   56,222,829
   Service Shares
    Reinvested.............            173            7,507             356          16,628
   Service Shares
    Redeemed...............     (3,376,281)    (108,245,680)       (482,157)    (53,136,599)
                            --------------  ---------------  --------------  --------------
    Net
     Increase/(Decrease)...          7,304  $    (2,080,179)         18,265  $    3,102,858
                            ==============  ===============  ==============  ==============

                                                Money Market ProFund
                            ---------------------------------------------------------------
                                      Year ended                      Year ended
                                  December 31, 2000                December 31, 1999
                            -------------------------------  ------------------------------
                                Shares          Amount           Shares          Amount
                            --------------  ---------------  --------------  --------------
   Investor Shares Sold....  9,798,033,496  $ 9,798,033,497   4,694,847,550  $4,694,847,550
   Investor Shares
    Reinvested.............     16,926,302       16,926,302       6,026,684       6,026,684
   Investor Shares
    Redeemed............... (9,657,829,027)  (9,657,829,028) (4,564,352,288) (4,564,352,288)
                            --------------  ---------------  --------------  --------------
    Net Increase...........    157,130,771  $   157,130,771     136,521,946  $  136,521,946
                            ==============  ===============  ==============  ==============
   Service Shares Sold.....  3,591,839,413  $ 3,591,839,413   1,203,276,297  $1,203,276,297
   Service Shares
    Reinvested.............      5,918,055        5,918,055       1,906,908       1,906,908
   Service Shares
    Redeemed............... (3,539,866,128)  (3,539,866,128) (1,112,647,627) (1,112,647,627)
                            --------------  ---------------  --------------  --------------
    Net Increase...........     57,891,340  $    57,891,340      92,535,578  $   92,535,578
                            ==============  ===============  ==============  ==============

                              Biotechnology UltraSector           Energy UltraSector
                                       ProFund                          ProFund
                            -------------------------------  ------------------------------
                                   June 20, 2000(a)                June 20, 2000(a)
                                       through                          through
                                  December 31, 2000                December 31, 2000
                            -------------------------------  ------------------------------
                                Shares          Amount           Shares          Amount
                            --------------  ---------------  --------------  --------------
   Investor Shares Sold....      4,044,803  $    84,881,114       3,336,387  $   68,207,030
   Investor Shares
    Redeemed...............     (3,792,566)     (75,000,084)     (2,969,444)    (59,254,524)
                            --------------  ---------------  --------------  --------------
    Net Increase...........        252,237  $     9,881,030         366,943  $    8,952,506
                            ==============  ===============  ==============  ==============
   Service Shares Sold.....      2,029,999  $    42,465,743         950,177  $   19,339,526
   Service Shares
    Redeemed...............     (1,967,674)     (39,910,329)       (899,081)    (18,126,045)
                            --------------  ---------------  --------------  --------------
    Net Increase...........         62,325  $     2,555,414          51,096  $    1,213,481
                            ==============  ===============  ==============  ==============

                                   Continued

PROFUNDS

                               December 31, 2000

                             Financial UltraSector       Healthcare UltraSector
                                    ProFund                      ProFund
                            -------------------------  ----------------------------
                                June 20, 2000(a)            June 20, 2000(a)
                                    through                      through
                               December 31, 2000            December 31, 2000
                            -------------------------  ----------------------------
                              Shares       Amount         Shares         Amount
                            ----------  -------------  ------------- --------------
   Investor Shares Sold....  4,131,218  $  97,929,145     2,438,236  $   50,523,818
   Investor Shares
    Redeemed............... (3,447,166)   (79,392,167)   (2,153,039)    (43,290,231)
                            ----------  -------------  ------------  --------------
    Net Increase...........    684,052  $  18,536,978       285,197  $    7,233,587
                            ==========  =============  ============  ==============
   Service Shares Sold.....  2,674,319  $  65,119,338       726,976  $   15,076,179
   Service Shares
    Redeemed............... (2,520,359)   (57,624,865)     (654,629)    (13,657,984)
                            ----------  -------------  ------------  --------------
    Net Increase...........    153,960  $   7,494,473        72,347  $    1,418,195
                            ==========  =============  ============  ==============

                              Internet UltraSector     Pharmaceuticals UltraSector
                                    ProFund                      ProFund
                            -------------------------  ----------------------------
                                June 20, 2000(a)            June 29, 2000(a)
                                    through                      through
                               December 31, 2000            December 31, 2000
                            -------------------------  ----------------------------
                              Shares       Amount         Shares         Amount
                            ----------  -------------  ------------- --------------
   Investor Shares Sold....  1,124,462  $  18,768,677     2,458,790  $   51,191,072
   Investor Shares
    Redeemed...............   (992,461)   (17,396,882)   (2,309,418)    (45,889,643)
                            ----------  -------------  ------------  --------------
    Net Increase...........    132,001  $   1,371,795       149,372  $    5,301,429
                            ==========  =============  ============  ==============
   Service Shares Sold.....    768,531  $  13,861,580     1,083,816  $   22,086,127
   Service Shares
    Redeemed...............   (735,125)   (11,844,569)     (837,421)    (16,616,144)
                            ----------  -------------  ------------  --------------
    Net Increase...........     33,406  $   2,017,011       246,395  $    5,469,983
                            ==========  =============  ============  ==============
                            Real Estate UltraSector     Semiconductor UltraSector
                                     ProFund                     ProFund
                            -------------------------  ----------------------------
                                June 20, 2000(a)            June 20, 2000(a)
                                    through                      through
                               December 31, 2000            December 31, 2000
                            -------------------------  ----------------------------
                              Shares       Amount         Shares         Amount
                            ----------  -------------  ------------- --------------
   Investor Shares Sold....  6,645,125  $ 146,581,370     4,005,135  $   45,068,690
   Investor Shares
    Reinvested.............     13,034        290,144            --              --
   Investor Shares
    Redeemed............... (6,213,110)  (135,154,705)   (3,671,500)    (40,239,949)
                            ----------  -------------  ------------  --------------
    Net Increase...........    445,049  $  11,716,809       333,635  $    4,828,741
                            ==========  =============  ============  ==============
   Service Shares Sold.....  1,976,809  $  42,070,760     1,164,042  $   17,855,979
   Service Shares
    Reinvested.............      9,383        208,115            --              --
   Service Shares
    Redeemed............... (1,710,416)   (36,366,871)   (1,114,906)    (15,665,569)
                            ----------  -------------  ------------  --------------
    Net Increase...........    275,776  $   5,912,004        49,136  $    2,190,410
                            ==========  =============  ============  ==============

                                   Continued

PROFUNDS

                               December 31, 2000

                            Technology UltraSector    Telecommunications UltraSector
                                    ProFund                       ProFund
                            ------------------------  --------------------------------
                               June 20, 2000(a)              June 20, 2000(a)
                                    through                       through
                               December 31, 2000             December 31, 2000
                            ------------------------  --------------------------------
                              Shares       Amount         Shares           Amount
                            ----------  ------------  --------------- ----------------
   Investor Shares Sold....  1,186,842  $ 15,143,098       1,592,961  $     21,757,039
   Investor Shares
    Redeemed...............   (858,266)  (11,704,298)     (1,555,300)      (20,596,769)
                            ----------  ------------  --------------  ----------------
    Net Increase...........    328,576  $  3,438,800          37,661  $      1,160,270
                            ==========  ============  ==============  ================
   Service Shares Sold.....    528,932  $  6,218,264         680,235  $      9,583,048
   Service Shares
    Redeemed...............   (499,106)   (5,595,485)       (665,057)       (9,046,296)
                            ----------  ------------  --------------  ----------------
    Net Increase...........     29,826  $    622,779          15,178  $        536,752
                            ==========  ============  ==============  ================

                             Utilities UltraSector        Wireless Communications
                                    ProFund                 UltraSector ProFund
                            ------------------------  --------------------------------
                               July 27, 2000(a)              June 20, 2000(a)
                                    through                       through
                               December 31, 2000             December 31, 2000
                            ------------------------  --------------------------------
                              Shares       Amount         Shares           Amount
                            ----------  ------------  --------------- ----------------
   Investor Shares Sold....  1,184,260  $ 29,667,166       1,296,150  $     16,710,930
   Investor Shares
    Redeemed............... (1,147,368)  (28,763,501)     (1,209,310)      (14,814,458)
                            ----------  ------------  --------------  ----------------
    Net Increase...........     36,892  $    903,665          86,840  $      1,896,472
                            ==========  ============  ==============  ================
   Service Shares Sold.....  1,160,441  $ 30,467,907         747,962  $     10,833,216
   Service Shares
    Redeemed............... (1,092,192)  (28,478,749)       (717,242)       (9,611,752)
                            ----------  ------------  --------------  ----------------
    Net Increase...........     68,249  $  1,989,158          30,720  $      1,221,464
                            ==========  ============  ==============  ================

-----
(a)Commencement of operations.

4.Investment Advisory Fees, Administration Fees and Other Related Party Transactions

  The non-money market ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, dated October 28, 1997, the non-money market ProFunds (excluding OTC ProFund, UltraEurope ProFund and UltraJapan ProFund ) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund, of 0.75%. The UltraEurope and UltraJapan ProFunds each pay the Advisor a fee at an annualized rate, based on the average daily net assets of 0.90%. The OTC ProFund pays the Advisor a fee at an annualized rate, based on the average daily net assets of 0.70%.

  For its services as Administrator, each ProFund pays BISYS an annual fee ranging from 0.15% of average daily net assets of $0 to $300 million to 0.05% of average daily net assets of $1 billion and over. Concord Financial Group, Inc., an affiliate of BISYS, serves as the Trust's distributor and principal underwriter and receives no compensation from the ProFunds for such services. BISYS Fund Services, Inc. ("BFSI"), also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds, for which it receives additional fees. Additionally, ProFunds, BISYS and BFSI have entered into an Omnibus Fee Agreement in which the amount of compensation due and payable to BISYS shall be the greater of (i) the aggregate fee amount due and payable for services pursuant to the Administration, Fund Accounting and Transfer Agency Agreements and (ii) the minimum relationship fee described as specific dollar amounts payable over a period of ten calendar quarters.

  ProFund Advisors LLC, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each non-money market ProFund will pay to ProFund Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets. Under this agreement, ProFund
                                   Continued

PROFUNDS

                               December 31, 2000

  Advisors LLC may receive up to 0.35% of the Money Market ProFund's average daily net assets for providing feeder fund management and administrative services to the Money Market ProFund.

  Each ProFund has adopted a Shareholder Services Plan (the "Plan") and related agreement ("Shareholder Services Agreement"). The Plan provides that each ProFund will make payments to Authorized Firms in amounts up to 1.00% (on an annual basis) of the average net assets of such ProFund's Service class of shares attributable to or held in the name of an Authorized Firm for its clients. The Plan provides that the fee will be paid to registered investment advisors, banks, trust companies and other financial organizations for providing account administration and other services to their clients who are beneficial owners of such shares.

  Certain Trustees of the Trust are Officers of ProFund Advisors LLC and are compensated for such services.

  Waivers and reimbursements are detailed as follows for the period ended December 31, 2000:

                                           Investment Management
                                            Advisor   Servicing     Expense
                                             Waiver     Waiver   Reimbursement
                                           ---------- ---------- -------------
   UltraMid-Cap ProFund...................  $    --    $39,347      $    --
   UltraSmall-Cap ProFund.................   72,542     52,930           --
   UltraEurope ProFund....................   66,373     11,062       36,018
   UltraJapan ProFund.....................   21,932      5,732           --
   Bear ProFund...........................   13,458     10,347           --
   Biotechnology UltraSector ProFund......   10,881      6,602           --
   Energy UltraSector ProFund.............   12,608      2,522        5,521
   Financial UltraSector ProFund..........   10,188      6,669           --
   Healthcare UltraSector ProFund.........    7,319      4,555           --
   Internet UltraSector ProFund...........    5,968      1,194       11,825
   Pharmaceuticals UltraSector ProFund....   10,283      3,289           --
   Real Estate UltraSector ProFund........   26,081     10,659           --
   Semiconductor UltraSector ProFund......   12,275      2,455        5,191
   Technology UltraSector ProFund.........    5,094      1,019       14,227
   Telecommunications UltraSector
    ProFund...............................    4,771        954       11,873
   Utilities UltraSector ProFund..........    9,533      2,160           --
   Wireless Communications UltraSector
    ProFund...............................    6,448      1,290        6,359

  The advisor has voluntarily agreed to reimburse the ProFunds for expenses incurred to maintain a competitive expense ratio for the ProFunds.

                                   Continued

PROFUNDS

                               December 31, 2000

5.Securities Transactions

  The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the period ended December 31, 2000 were as follows:

                                                     Purchases        Sales
                                                   -------------- --------------
  Bull ProFund.................................... $1,580,236,833 $1,669,293,899
  OTC ProFund.....................................     43,827,532     34,765,968
  UltraBull ProFund...............................  1,566,955,545  1,626,687,673
  UltraMid-Cap ProFund............................    693,962,372    654,902,644
  UltraSmall-Cap ProFund..........................  1,047,630,938  1,019,904,038
  UltraOTC ProFund................................  7,255,550,988  7,512,066,376
  UltraEurope ProFund.............................     92,538,845     98,183,696
  UltraJapan ProFund..............................      9,366,352      9,361,859
  Bear ProFund....................................      6,338,311      6,335,279
  UltraBear ProFund...............................     74,655,697     74,620,337
  UltraShort OTC ProFund..........................    133,484,041    133,421,490
  Biotechnology UltraSector ProFund...............     83,075,499     75,684,608
  Energy UltraSector ProFund......................     57,830,039     51,152,004
  Financial UltraSector ProFund...................    115,160,676     96,518,446
  Healthcare UltraSector ProFund..................     49,490,512     43,226,914
  Internet UltraSector ProFund....................     20,760,015     19,055,509
  Pharmaceuticals UltraSector ProFund.............     49,672,670     44,069,042
  Real Estate UltraSector ProFund.................    130,377,922    117,561,212
  Semiconductor UltraSector ProFund...............     36,384,199     32,416,768
  Technology UltraSector ProFund..................     13,671,431     10,998,123
  Telecommunications UltraSector ProFund..........     21,121,363     20,403,101
  Utlities UltraSector ProFund....................     38,699,055     36,510,429
  Wireless Communications UltraSector ProFund.....     20,019,050     18,420,295

6.Concentration of Credit Risk

  Each UltraSector ProFund invests in the securities of a limited number of issuers conducting business in a specific market sector, it is subject to the risk that those issuers (or that market sector) will perform poorly, and the UltraSector ProFund will be negatively impacted by that poor performance. This would make the performance of an UltraSector ProFund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

                                   Continued

PROFUNDS

                  Notes to Financial Statements, (concluded)
                               December 31, 2000

7.Federal Income Tax Information (Unaudited)

  At December 31, 2000, the following funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

   UltraBull ProFund............................. $  6,507,334 Expires 12/31/08
   UltraMid-Cap ProFund.......................... $    312,716 Expires 10/31/08
   UltraSmall-Cap ProFund........................ $  6,117,491 Expires 10/31/08
   UltraOTC ProFund.............................. $ 68,906,079 Expires 12/31/08
   UltraEurope ProFund........................... $  1,270,802 Expires 12/31/08
   UltraJapan ProFund............................ $  4,050,861 Expires 12/31/08
   Bear ProFund.................................. $    629,925 Expires 12/31/06
                                                     2,116,621 Expires 12/31/07
                                                       273,635 Expires 12/31/08
                                                  ------------
                                                  $  3,020,181
                                                  ============
   UltraBear ProFund............................. $  3,665,791 Expires 12/31/06
                                                    31,970,456 Expires 12/31/07
                                                     9,588,592 Expires 12/31/08
                                                  ------------
                                                  $ 45,224,839
                                                  ============
   UltraShort OTC ProFund........................ $  7,192,872 Expires 12/31/06
                                                    76,376,497 Expires 12/31/07
                                                    58,870,280 Expires 12/31/08
                                                  ------------
                                                  $142,439,649
                                                  ============
   Biotechnology UltraSector ProFund............. $    801,852 Expires 10/31/08
   Energy UltraSector ProFund.................... $    506,323 Expires 10/31/08
   Financial UltraSector ProFund................. $  2,513,967 Expires 10/31/08
   Healthcare UltraSector ProFund................ $    601,451 Expires 10/31/08
   Internet UltraSector ProFund.................. $    593,993 Expires 10/31/08
   Pharmaceuticals UltraSector ProFund........... $  1,785,536 Expires 10/31/08
   Real Estate UltraSector ProFund............... $  2,163,803 Expires 10/31/08
   Semiconductor UltraSector ProFund............. $    979,417 Expires 10/31/08
   Technology UltraSector ProFund................ $     35,598 Expires 10/31/08
   Telecommunications UltraSector ProFund........ $     21,460 Expires 10/31/08
   Wireless Communications UltraSector ProFund... $    603,778 Expires 10/31/08

  During the year ended December 31, 2000, the following funds declared long-term capital gain distributions as follows:

   Bull ProFund.................................. $    199,624
   UltraBull ProFund............................. $    136,849
   UltraOTC ProFund.............................. $ 35,712,156

  Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occuring on the first business day of the following fiscal year. The following funds had deferred losses, which will be treated as arising on the first day of the fiscal year ending
  December 31, 2001:

   Bull ProFund.................................. $  2,594,230
   UltraBull ProFund............................. $ 15,363,403
   UltraOTC ProFund.............................. $268,269,676
   UltraEurope ProFund........................... $    583,244
   UltraJapan ProFund............................ $  1,133,054

                       Report of Independent Accountants


To the Trustees and the Shareholders of ProFunds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Bull ProFund, the OTC ProFund, the UltraBull ProFund, the UltraMid-Cap ProFund, the UltraSmall-Cap ProFund, the UltraOTC ProFund, the UltraEurope ProFund, the UltraJapan ProFund, the Bear ProFund, the UltraBear ProFund, the UltraShort OTC ProFund, the Money Market ProFund, the Biotechnology UltraSector ProFund, the Energy UltraSector ProFund, the Financial UltraSector ProFund, the Healthcare UltraSector ProFund, the Internet UltraSector ProFund, the Pharmaceuticals UltraSector ProFund, the Real Estate UltraSector ProFund, the Semiconductor UltraSector ProFund, the Technology UltraSector ProFund, the Telecommunications UltraSector ProFund, the Utilities UltraSector ProFund, and the Wireless Communications UltraSector ProFund (twenty-four funds constituting the ProFunds, hereafter referred to as the "Funds") at December 31, 2000, the results of each of their operations for the periods then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 23, 2001

Cash Management Portfolio                      Schedule of Portfolio Investments
                                                               December 31, 2000


Eurodollar Certificates of Deposit (8.26%)
                                                     Principal
Security                                               Amount        Value
--------                                            ------------ --------------

Alliance & Leicester Plc,
 6.64%, 3/15/01.................................... $ 35,000,000 $   35,000,000
Banca Commerciale Italiana, 6.705%, 1/8/01.........   35,000,000     35,000,032
Banca Intesa Spa, 6.70%, 2/12/01...................   70,000,000     70,001,798
Bayerische Hypotheka Vereinsbank:
 6.70%, 1/8/01.....................................   35,000,000     34,998,714
 6.82%, 1/8/01.....................................   30,000,000     30,000,417
Commerzbank Ag:
 6.67%, 4/17/01....................................   25,000,000     25,000,810
 6.27%, 6/20/01....................................   17,000,000     17,014,237
Dresdner Bank Ag,
 6.73%, 1/11/01....................................   30,000,000     30,000,000
Landesbank Hessen-Thuringen, Girozentrale,
 6.74%, 1/16/01....................................   70,000,000     70,000,000
Landesbank Baden Wurttemberg:
 6.65%, 1/22/01....................................   30,000,000     29,999,937
 6.65%, 1/23/01....................................   40,000,000     40,000,000
 6.64%, 5/3/01.....................................   20,000,000     20,000,000
Norddeutsche Landesbank Girozentrale:
 6.82%, 1/8/01.....................................   45,000,000     45,000,170
 6.63%, 2/15/01....................................   25,000,000     25,000,000
Svenska Handelsbanken A.B.:
 6.67%, 1/17/01....................................   50,000,000     50,000,000
 6.64%, 2/6/01.....................................   30,000,000     29,999,928
 6.45%, 4/17/01....................................   40,000,000     40,008,309
Westdeutsche Landesbank Girozentrale,
 6.46%, 3/19/01....................................  100,000,000    100,000,000
                                                                 --------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
 (Amortized Cost $727,024,352)..................................    727,024,352
                                                                 --------------
Yankee Certificates of Deposit (7.13%)
Bank of Austria,
 6.55%, 1/31/01....................................   10,000,000      9,999,610
Bank of Nova Scotia,
 6.71%, 2/22/01....................................   25,000,000     24,998,648
Banque Nationale de Paris,
 6.70%, 2/20/01....................................   20,000,000     19,998,701
Bayerische Landesbank Girozentrale,
 6.45%, 2/22/01....................................   50,000,000     50,000,000
Bayerische Hypotheka Vereinsbank:
 6.64%, 2/13/01....................................   65,000,000     65,000,000
 6.46%, 3/15/01....................................   60,000,000     60,000,000
Canadian Imperial Bank of Commerce,
 6.61%, 3/26/01....................................   50,000,000     50,000,000
Commerzbank Ag:
 6.70%, 2/20/01....................................   20,000,000     19,998,701
 6.825%, 9/5/01....................................   42,000,000     42,034,120
Credit Communal De Belgique:
 6.76%, 2/22/01....................................    5,000,000      4,998,641
 7.25%, 5/9/01.....................................   25,000,000     25,031,191

Yankee Certificates of Deposit, continued
                                                     Principal
Security                                               Amount        Value
--------                                            ------------ --------------

Credit Agricole Indosuez Sa,
 6.09%, 6/28/01.................................... $ 18,000,000 $   18,000,000
Dexia Bank Belgium,
 6.69%, 1/12/01....................................   25,000,000     25,000,000
Dresdner Bank Ag,
 6.10%, 6/28/01....................................   13,000,000     13,000,000
Natexis Banque Popularies:
 6.65%, 1/22/01....................................   50,000,000     50,000,000
 6.49%, 3/13/01....................................   30,000,000     30,000,000
San Paulo,
 6.82%, 4/17/01....................................   15,000,000     14,996,596
Societe Generale,
 6.74%, 1/16/01....................................   70,000,000     70,000,000
Svenska Handelsbanken A.B.,
 6.77%, 3/21/01....................................   35,000,000     34,997,126
                                                                 --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
 (Amortized Cost $628,053,334)..................................    628,053,334
                                                                 --------------
Certificates of Deposit (1.38%)
Bank of America:
 6.87%, 1/19/01....................................   55,000,000     55,000,000
 7.25%, 2/16/01....................................   11,250,000     11,256,704
Harris Trust,
 6.52%, 2/1/01.....................................   55,000,000     55,000,000
                                                                 --------------
TOTAL CERTIFICATES OF DEPOSIT
 (Amortized Cost $121,256,704)..................................    121,256,704
                                                                 --------------
Eurodollar Time Deposits (7.92%)
ABN Amro,
 6.65%, 3/19/01....................................   50,000,000     50,000,000
Allied Irish Banks Plc,
 6.66%, 4/30/01....................................   25,000,000     25,000,000
Banca Commerciale Italiana,
 6.69%, 1/29/01....................................   25,000,000     25,000,000
Banque Bruxelles Lambert,
 6.70%, 3/30/01....................................   40,000,000     40,000,000
Bayerische Hypotheka Vereinsbank:
 6.92%, 3/26/01....................................   25,000,000     25,000,000
Commerzbank Ag:
 6.68%, 2/12/01....................................   40,000,000     40,000,000
 6.43%, 4/17/01....................................   60,000,000     60,000,000
ING Bank,
 6.25%, 1/2/01.....................................  202,032,018    202,032,018
KBC Bank,
 6.67%, 2/21/01....................................   30,000,000     30,000,000
Landesbank Hessen-Thuringen Girozentrale,
 6.75%, 2/28/01....................................   20,000,000     20,000,000
Landesbank Baden Wurttemberg:
 6.68%, 3/6/01.....................................   50,000,000     50,000,000
 6.64%, 5/15/01....................................   50,000,000     50,000,000
 6.625%, 5/31/01...................................   50,000,000     50,000,000
Norddeutsche Landesbank Girozentrale,
 6.70%, 1/19/01....................................   30,000,000     30,000,000
                                                                 --------------
TOTAL EURODOLLAR TIME DEPOSITS
 (Amortized Cost $697,032,018)..................................    697,032,018
                                                                 --------------

              See accompanying notes to the financial statements.

Cash Management Portfolio                      Schedule of Portfolio Investments
                                                               December 31, 2000

Floating Rate Notes(/1/) (22.84%)
                                                     Principal
Security                                               Amount        Value
--------                                            ------------ --------------

Abbey National Treasury Services Plc,
 Monthly Variable Rate:
 6.61%, 6/15/01.................................... $ 40,000,000 $   39,985,914
 6.558%, 10/25/01..................................   35,000,000     34,985,760
American Express Centurion Bank,
 Monthly Variable Rate:
 6.698%, 5/9/01....................................  100,000,000    100,000,000
 6.784%, 12/4/01...................................   60,000,000     60,000,000
American Honda Finance Corp.,
 Monthly Variable Rate,
 6.814%, 8/2/01....................................   25,000,000     25,000,000
Quarterly Variable Rate,
 6.729%, 11/20/01..................................   25,000,000     25,000,000
Asset Securitization Cooperative Corp.,
 Monthly Variable Rate,
 6.664%, 1/12/01...................................   70,000,000     69,999,541
Associates Corp. of North America,
 Monthly Variable Rate,
 6.599%, 3/16/01...................................   15,000,000     14,997,576
AT&T Corp.,
 Monthly Variable Rate:
 6.668%, 3/8/01....................................   83,000,000     82,995,115
 6.701%, 6/14/01...................................   30,000,000     30,000,000
 Quarterly Variable Rate,
 6.55%, 6/14/01....................................   10,000,000      9,998,733
Bank of America,
 Daily Variable Rate,
 6.67%, 1/25/01....................................   20,000,000     20,000,000
Bank of Scotland,
 Monthly Variable Rate,
 6.588%, 4/25/01...................................   50,000,000     49,995,409
 Quarterly Variable Rate,
 6.646%, 3/5/01....................................   15,000,000     14,999,843
Bayerische Hypotheka Vereinsbank,
 Monthly Variable Rate,
 6.563%, 2/26/01...................................   50,000,000     49,996,246
Bayerische Landesbank Girozentrale,
 Monthly Variable Rate:
 6.566%, 2/28/01...................................   35,000,000     34,997,285
 6.558%, 3/1/01....................................   25,000,000     24,998,024
 6.568%, 5/30/01...................................  100,000,000     99,983,994
 6.578%, 10/25/01..................................   50,000,000     49,983,678
Citigroup, Inc.,
 Monthly Variable Rate,
 6.698%, 6/6/01....................................  100,000,000    100,000,000
Coamerica Bank Corp.,
 Monthly Variable Rate,
 6.616%, 4/20/01...................................   35,000,000     34,995,895
Commerzbank Ag,
 Monthly Variable Rate:
 6.57%, 4/20/01....................................   75,000,000     74,993,406
 6.598%, 4/26/01...................................   25,000,000     24,997,684
 6.771%, 8/1/01....................................   45,000,000     44,991,032
Compass Securitization Llc,
 Monthly Variable Rate,
 6.585%, 1/10/01...................................   20,000,000     19,999,983

Floating Rate Notes(/1/), continued
                                                     Principal
Security                                               Amount        Value
--------                                            ------------ --------------

Computer Sciences Corp.,
 Monthly Variable Rate,
 6.644%, 12/27/01.................................. $ 15,000,000 $   15,000,000
Credit Suisse First Boston, Inc.,
 Daily Variable Rate,
 6.93%, 2/20/01....................................   25,000,000     24,999,661
Goldman Sachs & Co., Inc.
Daily Variable Rate,
 7.253%, 1/8/01....................................   41,450,000     41,453,433
 Quarterly Variable Rate:
 7.228%, 1/16/01...................................   35,000,000     35,004,692
 6.94%, 1/25/01....................................   40,000,000     40,004,784
Household Finance Corp.,
Quarterly Variable Rate,
6.62%, 6/22/01.....................................    5,000,000      5,001,403
J.P. Morgan Securities Inc.,
 Monthly Variable Rate:
6.689%, 3/16/01....................................   30,000,000     30,000,000
 6.646%, 6/6/01....................................   35,000,000     35,000,000
Merrill Lynch & Co., Inc.
 Daily Variable Rate:
 6.64%, 3/7/01.....................................   47,000,000     47,000,849
 6.75%, 9/10/01....................................   27,000,000     27,013,745
 Monthly Variable Rate:
 6.679%, 4/17/01...................................   55,000,000     54,998,301
 6.679%, 4/18/01...................................   50,000,000     49,998,563
 Quarterly Variable Rate:
 7.102%, 1/12/01...................................   15,000,000     15,001,552
 6.776%, 3/5/01....................................   25,000,000     25,005,788
Morgan Stanley Dean Witter, Inc.,
 Monthly Variable Rate:
 6.746%, 1/29/01...................................   75,000,000     75,000,000
 6.679%, 3/16/01...................................   45,000,000     45,000,000
 Quarterly Variable Rate:
 6.878%, 2/16/01...................................   20,000,000     20,003,453
 6.851%, 2/23/01...................................   16,500,000     16,502,750
National Rural Utilities CFC,
 Quarterly Variable Rate,
 6.54%, 6/15/01....................................   15,000,000     15,000,000
SBC Communications Inc.,
 Quarterly Variable Rate:
 6.753%, 5/1/01....................................   50,000,000     50,000,000
 6.753%, 5/15/01...................................   30,000,000     29,998,927
Societe Generale, Monthly Variable Rate,
 6.64%, 1/19/01....................................   50,000,000     49,998,538
Toyota Motor Credit Corp.,
 Quarterly Variable Rate,
 6.744%, 12/7/01...................................   40,000,000     40,000,000
Unilever Capital Corp.,
 Quarterly Variable Rate,
 6.708%, 9/7/01....................................   20,000,000     20,003,414
Westdeutsche Landesbank Girozentrale,
 Monthly Variable Rate,
 6.568%, 2/26/01...................................   45,000,000     44,996,621
Westpac Banking Corp.,
 Quarterly Variable Rate,
 6.53%, 9/13/01....................................   21,000,000     20,997,839
                                                                 --------------
TOTAL FLOATING RATE NOTES
 (Amortized Cost $2,010,879,431)                                  2,010,879,431
                                                                 --------------

              See accompanying notes to the financial statements.

Cash Management Portfolio                      Schedule of Portfolio Investments
                                                               December 31, 2000

Commercial Paper (49.27%)
                                                     Principal
Security                                               Amount        Value
--------                                            ------------ --------------

Accoc Corp.:
 6.55%, 1/22/01.................................... $ 35,000,000 $   34,866,271
 6.53%, 1/23/01....................................   35,000,000     34,860,331
Alcatel Alsthom Inc.,
 6.61%, 2/7/01.....................................   30,000,000     29,796,192
Alcatel Sa:
 6.54%, 2/16/01....................................   40,000,000     39,665,733
 6.56%, 3/16/01....................................   30,000,000     29,601,017
 6.45%, 4/9/01.....................................   35,000,000     34,385,458
American Honda Finance Corp.,
 6.38%, 2/26/01....................................    9,041,000      8,951,273
Asset Securitization Cooperative Corp.:
 6.62%, 1/11/01....................................   25,000,000     24,954,028
 6.55%, 1/24/01....................................   32,600,000     32,463,578
Associates First Capital Corp.:
 6.53%, 1/19/01....................................   25,000,000     24,918,375
 6.52%, 2/23/01....................................   30,000,000     29,712,033
 6.51%, 3/23/01....................................   30,000,000     29,560,575
Associates Corp. of North America,
 6.53%, 1/25/01....................................   60,000,000     59,738,800
BAE Systems Holdings, Inc.:
 6.46%, 3/28/01....................................   50,000,000     49,228,389
 6.36%, 5/25/01....................................   15,000,000     14,618,400
Bankamerica Corp.:
 6.48%, 2/23/01....................................   20,000,000     19,809,200
 6.31%, 5/25/01....................................   45,000,000     43,864,200
Bavaria Trust Corp.:
 6.75%, 1/4/01.....................................   50,000,000     49,971,875
 6.66%, 1/16/01....................................    9,177,000      9,151,534
 6.42%, 3/12/01....................................   10,167,000     10,040,082
Campbell Soup Co.,
 6.38%, 6/4/01.....................................   13,000,000     12,645,201
Coca Cola Enterprises, Inc.,
 6.51%, 2/12/01....................................   20,000,000     19,848,100
Compass Securitization Llc:
 6.60%, 1/11/01....................................   18,295,000     18,261,459
 6.55%, 1/18/01....................................   40,000,000     39,876,278
 6.62%, 1/23/01....................................   18,536,000     18,461,351
 6.64%, 1/25/01....................................   30,000,000     29,867,200
 6.54%, 2/22/01....................................   33,948,000     33,627,305
 6.49%, 3/5/01.....................................   18,420,000     18,210,795
Corporate Asset Funding Co. Inc.,
 6.57%, 1/16/01....................................   40,000,000     39,890,500
Corporate Receivables Corp.,
 6.53%, 2/27/01....................................   50,000,000     49,483,042
Credit Suisse First Boston, Inc.:
 6.56%, 1/24/01....................................   55,000,000     54,769,489
 6.55%, 2/26/01....................................   25,000,000     24,745,278
 6.50%, 3/1/01.....................................   40,000,000     39,573,889
Cregem North America, Inc.:
 6.54%, 1/18/01....................................   50,000,000     49,845,583
 6.54%, 1/25/01....................................   75,000,000     74,673,000
Delaware Funding Corp.:
 6.58%, 1/22/01....................................   29,968,000     29,852,973
 6.43%, 2/9/01.....................................   80,726,000     80,163,676
 6.43%, 2/13/01....................................   20,000,000     19,846,394

Commercial Paper, continued
                                                     Principal
Security                                               Amount        Value
--------                                            ------------ --------------

Den Danske Corp.,
 6.40%, 2/20/01.................................... $ 30,000,000 $   29,733,333
Edison Asset Security Llc,
 6.60%, 1/2/01.....................................   40,000,000     39,992,667
Fortis Funding Corp.,
 6.54%, 1/26/01....................................   40,000,000     39,818,333
France Telecom,
 6.58%, 1/29/01....................................   20,813,000     20,706,484
Gannett Co.:
 6.52%, 2/15/01....................................   25,000,000     24,796,250
 6.515%, 2/27/01...................................   60,000,000     59,381,075
General Electric Capital Corp.:
 6.52%, 1/23/01....................................   30,000,000     29,880,467
 6.52%, 1/26/01....................................   50,000,000     49,773,611
 6.50%, 1/29/01....................................   50,000,000     49,747,222
 6.53%, 2/8/01.....................................   45,000,000     44,689,825
General Electric Capital Corp.
International Funding, Inc.:
 6.52%, 1/26/01....................................   25,000,000     24,886,806
 6.52%, 2/6/01.....................................   35,000,000     34,771,800
 6.50%, 2/13/01....................................   25,000,000     24,805,903
 6.51%, 2/27/01....................................   55,000,000     54,433,087
General Electric Financial Assurance,
 6.50%, 1/2/01.....................................   12,000,000     11,997,833
Glaxo Wellcome Plc:
 6.50%, 2/7/01.....................................   50,400,000     50,063,300
 6.50%, 2/8/01.....................................   25,000,000     24,828,472
 6.50%, 2/22/01....................................   20,000,000     19,812,222
Goldman Sachs & Co.:
 6.55%, 1/2/01.....................................   50,000,000     49,990,903
 6.56%, 1/19/01....................................   40,000,000     39,868,800
 6.516%, 2/16/01...................................   25,000,000     24,791,862
Greyhawk Funding Llc:
 6.58%, 1/16/01....................................   50,000,000     49,862,917
 6.55%, 1/19/01....................................   50,000,000     49,836,250
Honeywell International,
 6.53%, 1/31/01....................................   15,000,000     14,918,375
J.P. Morgan & Co., Inc.,
 6.55%, 1/2/01.....................................   32,000,000     31,994,178
K2 USA Llc,
 6.30%, 5/15/01....................................   27,000,000     26,366,850
Monte Rosa Capital Corp.:
 6.57%, 1/9/01.....................................   17,400,000     17,374,596
 6.58%, 1/23/01....................................   15,000,000     14,939,683
 6.56%, 1/24/01....................................   70,000,000     69,706,622
Moriarty Ltd.:
 6.58%, 1/10/01....................................   65,000,000     64,893,075
 6.57%, 1/22/01....................................   25,000,000     24,904,188
 6.62%, 1/24/01....................................   12,110,000     12,058,781
 6.53%, 2/28/01....................................   20,000,000     19,789,589
Motorola Credit Co.:
 6.48%, 3/16/01....................................   25,000,000     24,667,000
 6.05%, 6/19/01....................................   17,667,000     17,165,233
National Rural Utilities CFC:
 6.45%, 3/29/01....................................   62,000,000     61,033,575
 6.45%, 4/11/01....................................   25,000,000     24,552,083
 6.445%, 4/23/01...................................   50,000,000     48,997,444
 6.43%, 4/25/01....................................   10,000,000      9,796,383

              See accompanying notes to the financial statements.

Cash Management Portfolio                      Schedule of Portfolio Investments
                                                               December 31, 2000

Commercial Paper, continued
                                                     Principal
Security                                               Amount        Value
--------                                            ------------ --------------

Paccar Financial Corp,
 6.50%, 2/7/01..................................... $ 11,000,000 $   10,926,514
Park Avenue Receivables Corp.:
 6.64%, 1/25/01....................................   30,000,000     29,867,200
 6.56%, 1/26/01....................................   38,086,000     37,912,497
Pennine Funding Llc,
 6.62%, 1/19/01....................................   50,000,000     49,834,500
Pitney Bowes Inc.,
 6.40%, 1/2/01.....................................   31,234,000     31,228,447
Quincy Capital Corp.:
 6.66%, 1/5/01.....................................   36,000,000     35,973,360
 6.68%, 1/12/01....................................   33,551,000     33,482,519
 6.39%, 3/9/01.....................................   45,000,000     44,464,838
Receivables Capital Corp.:
 6.65%, 1/16/01....................................   25,000,000     24,930,729
 6.61%, 1/26/01....................................   20,025,000     19,933,080
 6.58%, 1/30/01....................................   50,000,000     49,734,972
 6.53%, 2/14/01....................................   11,625,000     11,532,220
 6.44%, 5/2/01.....................................   26,240,000     25,672,021
Rio Tinto Ltd.:
 6.58%, 1/30/01....................................   25,000,000     24,867,486
 6.51%, 2/14/01....................................   25,000,000     24,801,083
 6.35%, 3/15/01....................................   25,000,000     24,678,090
SBC Communications, Inc.
 6.48%, 2/27/01....................................   25,000,000     24,743,500
Santander Finance Inc.:
 6.53%, 2/5/01.....................................   42,000,000     41,733,358
 6.50%, 2/6/01.....................................   40,000,000     39,740,000
 6.54%, 2/7/01.....................................   39,000,000     38,737,855
Schering Corp.,
 6.42%, 4/24/01....................................   20,000,000     19,596,967
Sheffield Receivables Corp.:
 6.63%, 1/8/01.....................................   50,000,000     49,935,542
 6.69%, 1/16/01....................................   65,000,000     64,821,312
 6.56%, 1/18/01....................................   55,000,000     54,829,622
 6.57%, 1/24/01....................................   35,000,000     34,853,088
 6.64%, 1/25/01....................................   25,000,000     24,889,333
 6.56%, 1/26/01....................................   20,000,000     19,908,889
 6.57%, 1/31/01....................................   50,000,000     49,726,250
 6.54%, 2/8/01.....................................   12,830,000     12,741,430
 6.54%, 2/16/01....................................   15,000,000     14,874,650
 6.50%, 3/2/01.....................................   25,000,000     24,729,167
 6.57%, 3/15/01....................................   25,500,000     25,160,276
 6.21%, 5/1/01.....................................   35,960,000     35,215,628
 6.18%, 6/15/01....................................   27,600,000     26,818,230
Thames Asset Global Securization,
 6.57%, 1/23/01....................................   15,000,000     14,939,775
Toyota Motor Corp.:
 6.50%, 2/7/01.....................................   19,600,000     19,469,061
 6.38%, 2/23/01....................................   30,000,000     29,718,217
Transamerica Finance:
 6.54%, 2/21/01....................................   18,500,000     18,328,597
 6.34%, 2/27/01....................................   20,000,000     19,799,233
 6.48%, 3/1/01.....................................   30,000,000     29,681,400

Commercial Paper, continued
                                                    Principal
Security                                              Amount         Value
--------                                           ------------  --------------

 6.32%, 3/21/01................................... $ 17,000,000  $   16,764,229
 6.43%, 3/23/01...................................   10,000,000       9,855,325
 6.46%, 3/26/01...................................   25,000,000      24,623,167
 6.30%, 4/12/01...................................   23,750,000      23,330,219
 6.43%, 4/23/01...................................   23,000,000      22,539,898
 6.41%, 4/27/01...................................   35,000,000      34,277,094
Tulip Funding Corp.:
 6.65%, 1/29/01...................................   45,000,000      44,767,250
 6.66%, 1/30/01...................................   35,000,000      34,812,225
Verizon Network Funding:
 6.60%, 1/23/01...................................   15,000,000      14,939,500
 6.60%, 1/23/01...................................    9,100,000       9,063,297
 6.60%, 1/30/01...................................   30,000,000      29,840,500
 6.48%, 2/6/01....................................   65,000,000      64,578,800
 6.40%, 2/12/01...................................   60,000,000      59,552,000
 6.48%, 2/13/01...................................   40,000,000      39,690,400
Windmill Funding Corp.:
 6.63%, 1/9/01....................................   60,000,000      59,911,600
 6.65%, 1/12/01...................................   40,000,000      39,918,722
                                                                 --------------
TOTAL COMMERCIAL PAPER
 (Amortized Cost
   $4,338,721,096)................................                4,338,721,096
                                                                 --------------
Funding Agreements(/1/) (2.66%)
Allstate Life Insurance, Quarterly Variable
 Rate,/2/,/3
 / 6.85%, 7/2/01..................................   45,000,000      45,000,000
First Allmerica Financial Life Insurance,
 Quarterly Variable Rate:/2/,/3
 / 6.845%, 1/29/01................................   45,000,000      45,000,000
 6.889%, 8/1/01...................................   15,000,000      15,000,000
GE Life and Annuity Assurance Co., Quarterly
 Variable Rate:/2/,/3
 / 6.722%, 3/1/01.................................   20,000,000      20,000,000
 6.816%, 9/4/01...................................   40,000,000      40,000,000
Travelers Insurance Co, Quarterly Variable
 Rate:/2/,/3
 / 6.885%, 2/23/01................................   40,000,000      40,000,000
 6.895%, 4/2/01...................................   30,000,000      30,000,000
                                                                 --------------
TOTAL FUNDING AGREEMENTS
 (Amortized Cost $235,000,000)....................                  235,000,000
                                                                 --------------
TOTAL INVESTMENTS
 (Amortized Cost
   $8,757,966,935)/4.........................../..        99.46% $8,757,966,935
Other Assets in Excess of Liabilities.............         0.54      47,730,083
                                                   ------------  --------------
NET ASSETS........................................       100.00% $8,805,697,018
                                                   ============  ==============

-----
/1/Stated maturity is final maturity not next reset date.
/2/Illiquid security.
/3/Funding agreement subject to a thirty or ninety day demand feature /4/Also aggregate cost for federal tax purposes.
              See accompanying notes to the financial statements.

Cash Management Portfolio


 Statement of Assets and Liabilities
                                                               December 31, 2000

Assets
 Investments, at value (amortized cost $8,757,966,935)..........  $8,757,966,935
 Interest receivable............................................      46,279,715
 Cash...........................................................       2,842,005
 Prepaid expenses and other.....................................             480
                                                                  --------------
 Total Assets...................................................   8,807,089,135
Liabilities
 Due to Bankers Trust...........................................       1,353,563
 Accrued expenses and other.....................................          38,554
                                                                  --------------
 Total Liabilities..............................................       1,392,117
                                                                  --------------
Net Assets......................................................  $8,805,697,018
                                                                  ==============
Composition of Net Assets
 Paid-in capital................................................   8,805,697,018
                                                                  --------------
Net Assets......................................................  $8,805,697,018
                                                                  ==============

 Statement of Operations
                                            For the year ended December 31, 2000

Investment Income
 Interest........................................................  $552,027,174
                                                                   ------------
Expenses
 Advisory fees...................................................    12,843,718
 Administration and services fees................................     4,281,239
 Professional fees...............................................        78,252
 Trustees fees...................................................         6,285
 Miscellaneous...................................................        84,329
                                                                   ------------
 Total expenses..................................................    17,293,823
 Less: fee waivers or expense reimbursements.....................    (1,881,361)
                                                                   ------------
 Net expenses....................................................    15,412,462
                                                                   ------------
Net Investment Income............................................   536,614,712
Net Realized Gain from Investment Transactions...................       157,476
                                                                   ------------
Net Increase in Net Assets from Operations.......................  $536,772,188
                                                                   ============

              See accompanying notes to the financial statements.

Cash Management Portfolio

 Statements of Changes in Net Assets

                                            For the years ended December 31,
                                            ----------------------------------
                                                  2000              1999
Increase in Net Assets from:
Operations
 Net investment income..................... $    536,614,712  $    356,274,468
 Net realized gain from investment
  transactions.............................          157,476           441,562
                                            ----------------  ----------------
 Net increase in net assets from
  operations...............................      536,772,188       356,716,030
                                            ----------------  ----------------
Capital Transactions
 Proceeds from capital invested............   54,040,544,759    39,802,568,271
 Value of capital withdrawn................  (51,872,337,295)  (39,522,819,924)
                                            ----------------  ----------------
 Net increase in net assets from capital
  transactions.............................    2,168,207,464       279,748,347
                                            ----------------  ----------------
 Total increase in net assets..............    2,704,979,652       636,464,377
Net Assets
 Beginning of year.........................    6,100,717,366     5,464,252,989
                                            ----------------  ----------------
 End of year............................... $  8,805,697,018  $  6,100,717,366
                                            ================  ================

              See accompanying notes to the financial statements.

Cash Management Portfolio

 Financial Highlights

Contained below are selected supplemental data and ratios to average net assets for each period indicated for Cash Management Portfolio.

                                    For the years ended December 31,
                         ----------------------------------------------------------
                            2000        1999        1998        1997        1996
                         ----------  ----------  ----------  ----------  ----------
Supplemental Data and
 Ratios:
Net assets, end of year
 (000s omitted)......... $8,805,697  $6,100,717  $5,464,253  $4,039,725  $3,261,910
Ratios to average net
 assets:
 Net investment income..       6.28%       5.04%       5.37%       5.43%       5.27%
 Expenses after
  waivers...............       0.18%       0.18%       0.18%       0.18%       0.18%
 Expenses before
  waivers...............       0.20%       0.20%       0.20%       0.20%       0.20%

Cash Management Portfolio

                         Notes to Financial Statements
                               December 31, 2000

Note 1--Organization and Significant Accounting Policies

A.Organization

  The Cash Management Portfolio (the "Portfolio"), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York and began operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.Valuation of Securities

  Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940.

C.Securities Transactions and Interest Income

  Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

  All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.Repurchase Agreements

  The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio requires the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of a default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

  Each Portfolio may enter into tri-party repurchase agreements with broker-dealers and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

E.Federal Income Taxes

  The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.Estimates

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates

  The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Portfolio. These services are provided in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.

  The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets.

  Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Portfolio through April 30, 2002, to the extent necessary, to limit all expenses to .18% of the average daily net assets of the Portfolio.

  In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses incurred in prior years.

  At December 31, 2000, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the period ended December 31, 2000.

Cash Management Portfolio

                       Report of Independent Accountants


To the Trustees and Holders of Beneficial Interest of Cash Management
Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management Portfolio (hereafter referred to as the "Portfolio") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 2, 2001

ProFunds(SM)

        Post Office Mailing Address for Investments
                P.O. Box 182800
                Columbus, OH 43218-2800

        Phone Numbers
                For Financial Professionals:    (888) PRO-5717  (888) 776-5717
                For All Others:                 (888) PRO-FNDS  (888) 776-3637
                Or:                             (614) 470-8122
                Fax Numbers:                    (800) 782-4797

        Website Address
                www.profunds.com



This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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